Schedules of Investments
May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.6%
BASIC MATERIALS - 1.8%
Chemicals - 1.2%
1,605	Air Products & Chemicals Inc.	$395,087
847	Albemarle Corp.	220,576
70,708	Celanese Corp., Class A Shares	11,067,216
71,192	CF Industries Holdings Inc.	7,031,634
153,850	Dow Inc.	10,458,723
3,712	DuPont de Nemours Inc.	251,859
98,555	Eastman Chemical Co.	10,856,819
1,804	Ecolab Inc.	295,694
894	FMC Corp.	109,586
1,842	International Flavors & Fragrances Inc.	243,457
3,710	Linde PLC	1,204,563
96,337	LyondellBasell Industries NV, Class A Shares	11,006,502
2,669	Mosaic Co.	167,213
1,718	PPG Industries Inc.	217,310
1,746	Sherwin-Williams Co.	467,998
	Total Chemicals	53,994,237
Forest Products & Paper - 0.2%
213,495	International Paper Co.	10,343,833
Iron/Steel - 0.0%
1,969	Nucor Corp.	260,814
Mining - 0.4%
515,207	Freeport-McMoRan Inc.	20,134,289
5,772	Newmont Corp.	391,630
	Total Mining	20,525,919
	TOTAL BASIC MATERIALS	85,124,803
COMMUNICATIONS - 16.9%
Advertising - 0.1%
2,785	Interpublic Group of Cos. Inc.	89,761
1,477	Omnicom Group Inc.	110,199
77,455	Trade Desk Inc., Class A Shares*	4,031,533
	Total Advertising	4,231,493
Internet - 12.6%
246	Airbnb Inc., Class A Shares*	29,734
25,022	Alphabet Inc., Class A Shares*	56,931,055
50,205	Alphabet Inc., Class C Shares*	114,506,560
57,199	Amazon.com Inc.*	137,517,264
27,648	Booking Holdings Inc.*	62,029,947
976	CDW Corp.	165,783
411,449	Chewy Inc., Class A Shares*(a)	10,203,935
198,305	Coupang Inc., Class A Shares*	2,679,101
60,122	DoorDash Inc., Class A Shares*	4,623,983
4,531	eBay Inc.	220,524
115,695	Etsy Inc.*	9,385,178
157,884	Expedia Group Inc.*	20,419,138
65,965	F5 Inc.*	10,754,934
563,461	Match Group Inc.*	44,389,458
268,614	Meta Platforms Inc., Class A Shares*	52,014,415
29,521	Netflix Inc.*	5,828,626
4,378	NortonLifeLock Inc.	106,561
33,432	Palo Alto Networks Inc.*	16,808,941
80,402	Sea Ltd., ADR*	6,646,029
365,557	Snap Inc., Class A Shares*	5,158,009

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
COMMUNICATIONS - 16.9% - (continued)
Internet - 12.6% - (continued)
49,747	Spotify Technology SA*	$5,609,969
5,787	Twitter Inc.*	229,165
842,272	Uber Technologies Inc.*	19,540,710
62,013	VeriSign Inc.*	10,824,369
	Total Internet	596,623,388
Media - 1.6%
863	Charter Communications Inc., Class A Shares*	437,481
32,743	Comcast Corp., Class A Shares	1,449,860
1,930	DISH Network Corp., Class A Shares*	44,062
264	FactSet Research Systems Inc.	100,790
302,126	Fox Corp., Class A Shares	10,728,494
1,162	Fox Corp., Class B Shares	38,009
334,889	Liberty Broadband Corp., Class C Shares*	41,918,056
530,274	Liberty Media Corp.-Liberty SiriusXM*	21,794,261
2,658	News Corp., Class A Shares	46,249
944	News Corp., Class B Shares	16,595
4,323	Paramount Global, Class B Shares	148,409
13,177	Walt Disney Co.*	1,455,268
16,006	Warner Bros Discovery Inc.*	295,311
	Total Media	78,472,845
Telecommunications - 2.6%
1,617	Arista Networks Inc.*	165,387
51,686	AT&T Inc.	1,100,395
203,181	Ciena Corp.*	10,325,658
603,903	Cisco Systems Inc.	27,205,830
291,515	Corning Inc.	10,442,067
2,423	Juniper Networks Inc.	74,338
6,856	Lumen Technologies Inc.	83,917
48,739	Motorola Solutions Inc.	10,709,908
451,653	T-Mobile US Inc.*	60,200,828
30,385	Verizon Communications Inc.	1,558,447
	Total Telecommunications	121,866,775
	TOTAL COMMUNICATIONS	801,194,501
CONSUMER CYCLICAL - 9.3%
Airlines - 0.0%
946	Alaska Air Group Inc.*	45,654
4,798	American Airlines Group Inc.*	85,740
4,632	Delta Air Lines Inc.*	193,108
4,287	Southwest Airlines Co.*	196,602
2,274	United Airlines Holdings Inc.*	108,311
	Total Airlines	629,415
Apparel - 0.8%
331,372	NIKE Inc., Class B Shares	39,383,562
544	PVH Corp.	38,553
371	Ralph Lauren Corp., Class A Shares	37,504
1,826	Tapestry Inc.	62,997
1,259	Under Armour Inc., Class A Shares*	13,320
1,630	Under Armour Inc., Class C Shares*	15,811
2,267	VF Corp.	114,393
	Total Apparel	39,666,140
Auto Manufacturers - 1.7%
50,883	Cummins Inc.	10,640,653
39,758	Ferrari NV	7,751,617

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
CONSUMER CYCLICAL - 9.3% - (continued)
Auto Manufacturers - 1.7% - (continued)
28,469	Ford Motor Co.	$389,456
305,063	General Motors Co.*	11,799,837
2,514	PACCAR Inc.	218,316
785,975	Rivian Automotive Inc., Class A Shares*(a)	24,679,615
30,839	Tesla Inc.*	23,383,980
	Total Auto Manufacturers	78,863,474
Auto Parts & Equipment - 0.0%
1,958	Aptiv PLC*	208,018
104,656	Aurora Innovation Inc.*	330,713
1,748	BorgWarner Inc.	70,479
	Total Auto Parts & Equipment	609,210
Distribution/Wholesale - 1.1%
1,541	Copart Inc.*	176,491
4,166	Fastenal Co.	223,131
973,954	LKQ Corp.	50,051,496
296	Pool Corp.	117,991
308	WW Grainger Inc.	150,018
	Total Distribution/Wholesale	50,719,127
Entertainment - 0.1%
1,583	Caesars Entertainment Inc.*	79,419
289,518	International Game Technology PLC	6,201,476
994	Live Nation Entertainment Inc.*	94,480
1,253	Penn National Gaming Inc.*	40,046
	Total Entertainment	6,415,421
Home Builders - 0.8%
2,318	DR Horton Inc.	174,198
1,868	Lennar Corp., Class A Shares	149,907
7,923	NVR Inc.*	35,262,262
1,748	PulteGroup Inc.	79,114
	Total Home Builders	35,665,481
Home Furnishings - 0.2%
137,148	Dolby Laboratories Inc., Class A Shares	10,645,428
442	Whirlpool Corp.	81,434
	Total Home Furnishings	10,726,862
Housewares - 0.0%
2,938	Newell Brands Inc.	62,991
Leisure Time - 0.1%
6,086	Carnival Corp.*	84,474
2,817	Norwegian Cruise Line Holdings Ltd.*(a)	45,100
172,160	Peloton Interactive Inc., Class A Shares*	2,403,354
1,662	Royal Caribbean Cruises Ltd.*	96,512
	Total Leisure Time	2,629,440
Lodging - 0.5%
2,017	Hilton Worldwide Holdings Inc.	284,115
545,859	Las Vegas Sands Corp.*	19,356,160
1,980	Marriott International Inc., Class A Shares	339,728
2,815	MGM Resorts International	98,441
72,651	Wynn Resorts Ltd.*	4,802,231
	Total Lodging	24,880,675
Retail - 4.0%
469	Advance Auto Parts Inc.	89,044
149	AutoZone Inc.*	306,888
404,073	Bath & Body Works Inc.	16,575,074

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
CONSUMER CYCLICAL - 9.3% - (continued)
Retail - 4.0% - (continued)
120,013	Best Buy Co., Inc.	$9,848,267
620,675	BJ's Wholesale Club Holdings Inc.*	35,918,462
1,196	CarMax Inc.*	118,727
29,128	Carvana Co., Class A Shares*	857,528
6,971	Chipotle Mexican Grill Inc., Class A Shares*	9,777,176
60,869	Costco Wholesale Corp.	28,378,345
899	Darden Restaurants Inc.	112,375
1,677	Dollar General Corp.	369,510
1,628	Dollar Tree Inc.*	261,017
30,291	Domino's Pizza Inc.	11,000,782
6,915	Floor & Decor Holdings Inc., Class A Shares*	521,668
1,057	Genuine Parts Co.	144,524
7,558	Home Depot Inc.	2,288,184
4,876	Lowe's Cos. Inc.	952,283
18,164	Lululemon Athletica Inc.*	5,316,421
5,408	McDonald's Corp.	1,363,952
488	O'Reilly Automotive Inc.*	310,939
164,426	Ross Stores Inc.	13,979,499
460,206	Starbucks Corp.	36,126,171
3,468	Target Corp.	561,400
8,634	TJX Cos. Inc.	548,863
817	Tractor Supply Co.	153,073
386	Ulta Beauty Inc.*	163,317
5,186	Walgreens Boots Alliance Inc.	227,302
10,239	Walmart Inc.	1,317,043
92,023	Yum! Brands Inc.	11,178,034
	Total Retail	188,765,868
Toys/Games/Hobbies - 0.0%
973	Hasbro Inc.	87,327
	TOTAL CONSUMER CYCLICAL	439,721,431
CONSUMER NON-CYCLICAL - 23.2%
Agriculture - 0.4%
200,627	Altria Group Inc.	10,851,914
4,050	Archer-Daniels-Midland Co.	367,821
106,245	Philip Morris International Inc.	11,288,531
	Total Agriculture	22,508,266
Beverages - 1.5%
152,115	Brown-Forman Corp., Class B Shares	10,057,844
28,137	Coca-Cola Co.	1,783,323
1,189	Constellation Brands Inc., Class A Shares	291,864
1,830,180	Keurig Dr Pepper Inc.	63,580,453
1,323	Molson Coors Beverage Co., Class B Shares	73,876
2,719	Monster Beverage Corp.*	242,317
10,013	PepsiCo Inc.	1,679,681
	Total Beverages	77,709,358
Biotechnology - 3.3%
46,391	Alnylam Pharmaceuticals Inc.*	5,835,988
45,453	Amgen Inc.	11,669,603
12,857	Argenx SE, ADR*	3,976,670
83,522	Biogen Inc.*	16,704,400
445,287	BioMarin Pharmaceutical Inc.*	33,454,412
163	Bio-Rad Laboratories Inc., Class A Shares*	87,660
5,262	Corteva Inc.	329,506

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
CONSUMER NON-CYCLICAL - 23.2% - (continued)
Biotechnology - 3.3% - (continued)
171,490	Gilead Sciences Inc.	$11,121,127
69,808	Horizon Therapeutics PLC*	6,261,080
111,474	Illumina Inc.*	26,695,794
136,573	Incyte Corp.*	10,364,525
2,553	Moderna Inc.*	371,027
772	Regeneron Pharmaceuticals Inc.*	513,179
110,142	Sarepta Therapeutics Inc.*	8,020,540
31,684	United Therapeutics Corp.*	7,298,093
41,475	Vertex Pharmaceuticals Inc.*	11,142,259
	Total Biotechnology	153,845,863
Commercial Services - 2.9%
3,040	Automatic Data Processing Inc.	677,738
41,200	Block Inc.*	3,725,205
187,687	Block Inc., Class A Shares*	16,424,489
6,739	Cintas Corp.	2,684,346
472,211	CoStar Group Inc.*	28,776,538
52,415	Equifax Inc.	10,618,231
606	FleetCor Technologies Inc.*	150,779
590	Gartner Inc.*	154,816
37,907	Global Payments Inc.	4,967,333
5,460	MarketAxess Holdings Inc.	1,537,973
1,171	Moody's Corp.	353,138
2,723	Nielsen Holdings PLC	69,600
212,508	PayPal Holdings Inc.*	18,107,807
302,080	Quanta Services Inc.	35,947,520
764	Robert Half International Inc.	68,875
1,750	Rollins Inc.	62,055
2,564	S&P Global Inc.	896,067
4,859	Toast Inc., Class A Shares*	78,910
63,305	TransUnion	5,495,507
518	United Rentals Inc.*	154,457
13,618	Verisk Analytics Inc., Class A Shares	2,382,061
	Total Commercial Services	133,333,445
Cosmetics/Personal Care - 1.8%
6,100	Colgate-Palmolive Co.	480,741
129,393	Estee Lauder Cos. Inc., Class A Shares	32,949,927
17,350	Procter& Gamble Co.	2,565,718
995,092	Unilever PLC, ADR	48,092,796
	Total Cosmetics/Personal Care	84,089,182
Food - 0.7%
1,428	Campbell Soup Co.	68,415
3,526	Conagra Brands Inc.	115,970
4,366	General Mills Inc.	304,965
1,052	Hershey Co.	222,719
2,007	Hormel Foods Corp.	97,681
815	JM Smucker Co.	102,177
1,882	Kellogg Co.	131,251
5,138	Kraft Heinz Co.	194,371
4,843	Kroger Co.	256,534
1,025	Lamb Weston Holdings Inc.	69,270
1,798	McCormick& Co.,Inc.	166,711
10,049	Mondelez International Inc., Class A Shares	638,714
280,703	Nestle SA, ADR(b)	34,234,538
3,673	Sysco Corp.	309,193

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
CONSUMER NON-CYCLICAL - 23.2% - (continued)
Food - 0.7% - (continued)
2,115	Tyson Foods Inc., Class A Shares	$189,525
	Total Food	37,102,034
Healthcare-Products - 5.5%
12,799	Abbott Laboratories	1,503,371
40,315	ABIOMED Inc.*	10,631,065
192,344	Alcon Inc.	14,373,867
89,187	Align Technology Inc.*	24,761,879
148,127	Avantor Inc.*	4,745,989
3,624	Baxter International Inc.	275,605
283	Bio-Techne Corp.	104,634
517,850	Boston Scientific Corp.*	21,237,029
40,254	Cooper Cos. Inc.	14,118,688
103,172	Danaher Corp.	27,218,837
1,630	DENTSPLY SIRONA Inc.	64,483
357,585	Edwards Lifesciences Corp.*	36,062,447
298,591	Exact Sciences Corp.*	14,872,818
1,040	Henry Schein Inc.*	89,066
132,175	Hologic Inc.*	9,948,812
614	IDEXX Laboratories Inc.*	240,455
108,319	Insulet Corp.*	23,123,940
56,386	Intuitive Surgical Inc.*	12,835,709
339,483	Medtronic PLC	33,999,222
900	PerkinElmer Inc.	134,703
1,058	ResMed Inc.	215,261
720	STERIS PLC	164,304
41,358	Stryker Corp.	9,698,451
336	Teleflex Inc.	96,681
2,852	Thermo Fisher Scientific Inc.	1,618,710
432	Waters Corp.*	141,674
533	West Pharmaceutical Services Inc.	165,433
1,510	Zimmer Biomet Holdings Inc.	181,517
	Total Healthcare-Products	262,624,650
Healthcare-Services - 2.7%
1,757	Anthem Inc.	895,385
1,276	Catalent Inc.*	131,505
243,081	Centene Corp.*	19,796,517
380	Charles River Laboratories International Inc.*	88,950
101,354	DaVita Inc.*	9,881,001
17,346	HCA Healthcare Inc.	3,649,598
37,739	Humana Inc.	17,142,186
1,383	IQVIA Holdings Inc.*	297,691
32,913	Laboratory Corp. of America Holdings	8,120,295
33,720	Molina Healthcare Inc.*	9,786,218
843	Quest Diagnostics Inc.	118,880
113,436	UnitedHealth Group Inc.	56,352,736
550	Universal Health Services Inc., Class B Shares	68,536
	Total Healthcare-Services	126,329,498
Household Products/Wares - 0.0%
623	Avery Dennison Corp.	107,505
1,739	Church & Dwight Co., Inc.	156,614
909	Clorox Co.	132,132
2,438	Kimberly-Clark Corp.	324,303
	Total Household Products/Wares	720,554

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
CONSUMER NON-CYCLICAL - 23.2% - (continued)
Pharmaceuticals - 4.4%
152,290	AbbVie Inc.	$22,442,977
1,079	AmerisourceBergen Corp., Class A Shares	167,018
35,288	AstraZeneca PLC, ADR	2,345,946
94,101	Becton Dickinson & Co.	24,071,036
15,776	Bristol-Myers Squibb Co.	1,190,299
2,064	Cardinal Health Inc.	116,244
25,043	Cigna Corp.	6,718,786
9,500	CVS Health Corp.	919,125
702	DexCom Inc.*	209,154
267,275	Elanco Animal Health Inc.*	6,334,418
233,539	Eli Lilly & Co.	73,200,464
19,054	Johnson & Johnson	3,420,765
48,642	McKesson Corp.	15,988,139
336,907	Merck & Co., Inc.	31,005,551
362,216	Organon & Co.	13,749,719
40,625	Pfizer Inc.	2,154,750
8,735	Viatris Inc.	107,178
3,424	Zoetis Inc., Class A Shares	585,264
	Total Pharmaceuticals	204,726,833
	TOTAL CONSUMER NON-CYCLICAL	1,102,989,683
ENERGY - 5.8%
Energy-Alternate Sources - 0.5%
123,345	Enphase Energy Inc.*	22,965,605
395	SolarEdge Technologies Inc.*	107,752
	Total Energy-Alternate Sources	23,073,357
Oil & Gas - 5.3%
2,600	APA Corp.	122,226
13,952	Chevron Corp.	2,436,856
318,629	ConocoPhillips	35,801,154
5,854	Coterra Energy Inc.	200,968
4,557	Devon Energy Corp.	341,319
1,225	Diamondback Energy Inc.	186,224
189,926	EOG Resources Inc.	26,012,265
297,930	EQT Corp.	14,217,220
446,074	Exxon Mobil Corp.	42,823,104
212,359	Hess Corp.	26,135,022
5,525	Marathon Oil Corp.	173,651
313,191	Marathon Petroleum Corp.	31,879,712
154,577	Occidental Petroleum Corp.	10,713,732
3,386	Phillips 66	341,343
1,708	Pioneer Natural Resources Co.	474,721
699,516	Suncor Energy Inc.	28,246,456
239,000	Valero Energy Corp.	30,974,400
	Total Oil & Gas	251,080,373
Oil & Gas Services - 0.0%
6,555	Baker Hughes Co., Class A Shares	235,849
6,504	Halliburton Co.	263,412
10,157	Schlumberger NV	466,816
	Total Oil & Gas Services	966,077
Pipelines - 0.0%
14,114	Kinder Morgan Inc.	277,905
3,228	ONEOK Inc.	212,564

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
ENERGY - 5.8% - (continued)
Pipelines - 0.0% - (continued)
8,794	Williams Cos., Inc.	$325,906
	Total Pipelines	816,375
	TOTAL ENERGY	275,936,182
FINANCIAL - 15.9%
Banks - 2.6%
51,450	Bank of America Corp.	1,913,940
5,355	Bank of New York Mellon Corp.	249,597
14,363	Citigroup Inc.	767,128
3,207	Citizens Financial Group Inc.	132,706
299,901	Comerica Inc.	24,954,762
4,944	Fifth Third Bancorp	194,942
1,297	First Republic Bank	201,074
75,917	Goldman Sachs Group Inc.	24,813,471
10,271	Huntington Bancshares Inc.	142,561
21,390	JPMorgan Chase & Co.	2,828,400
6,598	KeyCorp	131,696
1,297	M&T Bank Corp.	233,421
320,625	Morgan Stanley	27,618,637
1,492	Northern Trust Corp.	166,731
3,040	PNC Financial Services Group Inc.	533,246
6,730	Regions Financial Corp.	148,666
472	Signature Bank	102,079
2,645	State Street Corp.	191,736
425	SVB Financial Group*	207,642
9,662	Truist Financial Corp.	480,588
9,774	US Bancorp	518,706
821,355	Wells Fargo & Co.	37,593,418
1,175	Zions Bancorp N.A.	67,022
	Total Banks	124,192,169
Diversified Financial Services - 5.2%
4,452	American Express Co.	751,587
103,901	Ameriprise Financial Inc.	28,704,729
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,184,919
1,033	BlackRock Inc., Class A Shares	691,160
2,996	Capital One Financial Corp.	383,069
802	Cboe Global Markets Inc.	90,073
10,881	Charles Schwab Corp.	762,758
128,504	CME Group Inc., Class A Shares	25,550,450
2,085	Discover Financial Services	236,627
1,925	Franklin Resources Inc.	52,129
4,067	Intercontinental Exchange Inc.	416,420
569,986	Invesco Ltd.	11,023,529
69,494	LPL Financial Holdings Inc.	13,634,028
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(b)(c)@	24,985
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(b)(c)@	478,150
57,444	Mastercard Inc., Class A Shares	20,557,484
826	Nasdaq Inc.	128,245
1,387	Raymond James Financial Inc.	136,606
202,659	SoFi Technologies Inc.*(a)	1,515,889
3,702	Synchrony Financial	137,122
1,659	T Rowe Price Group Inc.	210,842
661,887	Visa Inc., Class A Shares	140,432,565
	Total Diversified Financial Services	247,103,366

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
FINANCIAL - 15.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.5%
1,049	Alexandria Real Estate Equities Inc.	$174,082
3,296	American Tower Corp.	844,204
1,012	AvalonBay Communities Inc.	210,456
1,053	Boston Properties Inc.	117,073
717	Camden Property Trust	102,882
60,250	Crown Castle International Corp.	11,426,412
2,054	Digital Realty Trust Inc.	286,718
2,720	Duke Realty Corp.	143,698
652	Equinix Inc.	447,983
2,473	Equity Residential	190,001
464	Essex Property Trust Inc.	131,706
964	Extra Space Storage Inc.	171,785
483	Federal Realty Investment Trust	55,530
3,993	Healthpeak Properties Inc.	118,552
5,004	Host Hotels & Resorts Inc.	100,030
2,071	Iron Mountain Inc.	111,627
4,640	Kimco Realty Corp.	109,736
826	Mid-America Apartment Communities Inc.	149,506
5,356	Prologis Inc.	682,783
1,104	Public Storage	365,027
4,095	Realty Income Corp.	279,361
1,131	Regency Centers Corp.	77,146
787	SBA Communications Corp., Class A Shares	264,912
2,378	Simon Property Group Inc.	272,638
2,242	UDR Inc.	107,168
2,876	Ventas Inc.	163,184
1,222	Vornado Realty Trust	42,721
3,150	Welltower Inc.	280,633
179,684	Weyerhaeuser Co.	7,101,112
	Total Equity Real Estate Investment Trusts (REITs)	24,528,666
Insurance - 6.1%
4,342	Aflac Inc.	262,995
2,031	Allstate Corp.	277,617
6,010	American International Group Inc.	352,667
50,213	Aon PLC, Class A Shares	13,842,218
1,509	Arthur J Gallagher & Co.	244,367
178,883	Assurant Inc.	31,606,837
333,660	Berkshire Hathaway Inc., Class B Shares*	105,429,887
1,674	Brown & Brown Inc.	99,385
156,878	Chubb Ltd.	33,146,753
1,117	Cincinnati Financial Corp.	142,820
270	Everest Re Group Ltd.	76,275
650	Globe Life Inc.	63,420
192,989	Hartford Financial Services Group Inc.	13,993,632
1,231	Lincoln National Corp.	71,312
1,411	Loews Corp.	92,406
3,654	Marsh & McLennan Cos., Inc.	584,457
443,719	MetLife Inc.	29,902,223
1,721	Principal Financial Group Inc.	125,513
4,230	Progressive Corp.	504,977
2,736	Prudential Financial Inc.	290,700
1,746	Travelers Cos., Inc.	312,604
297,260	Voya Financial Inc.	20,395,009
187,971	Willis Towers Watson PLC	39,675,039

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
FINANCIAL - 15.9% - (continued)
Insurance - 6.1% - (continued)
1,516	WR Berkley Corp.	$107,833
	Total Insurance	291,600,946
Private Equity - 1.5%
453,983	Ares Management Corp., Class A Shares	32,309,970
651,144	KKR & Co., Inc.	35,689,203
	Total Private Equity	67,999,173
Real Estate - 0.0%
2,422	CBRE Group Inc., Class A Shares*	200,638
	TOTAL FINANCIAL	755,624,958
INDUSTRIAL - 6.6%
Aerospace/Defense - 2.4%
60,261	Airbus SE	7,037,653
38,229	Boeing Co.*	5,023,291
46,252	General Dynamics Corp.	10,402,537
413,927	Howmet Aerospace Inc.	14,806,169
43,851	L3Harris Technologies Inc.	10,563,706
24,768	Lockheed Martin Corp.	10,900,644
54,948	Northrop Grumman Corp.	25,714,016
181,749	Raytheon Technologies Corp.	17,287,965
23,915	Teledyne Technologies Inc.*	9,689,162
381	TransDigm Group Inc.*	230,646
	Total Aerospace/Defense	111,655,789
Building Materials - 0.2%
259,514	Carrier Global Corp.	10,201,495
1,021	Fortune Brands Home & Security Inc.	70,806
5,086	Johnson Controls International PLC	277,238
446	Martin Marietta Materials Inc.	151,363
1,733	Masco Corp.	98,244
398	Mohawk Industries Inc.*	56,301
954	Vulcan Materials Co.	157,286
	Total Building Materials	11,012,733
Electrical Components & Equipment - 0.1%
1,674	AMETEK Inc.	203,341
4,299	Emerson Electric Co.	381,149
23,839	Generac Holdings Inc.*	5,890,140
	Total Electrical Components & Equipment	6,474,630
Electronics - 0.4%
2,174	Agilent Technologies Inc.	277,315
664	Allegion PLC	74,136
4,335	Amphenol Corp., Class A Shares	307,178
2,575	Fortive Corp.	159,058
1,124	Garmin Ltd.	118,717
4,964	Honeywell International Inc.	961,130
88,972	Hubbell Inc., Class B Shares	16,892,224
1,324	Keysight Technologies Inc.*	192,774
166	Mettler-Toledo International Inc.*	213,496
2,450	TE Connectivity Ltd.	317,006
1,859	Trimble Inc.*	126,505
	Total Electronics	19,639,539
Engineering & Construction - 0.0%
961	Jacobs Engineering Group Inc.	134,626

Environmental Control - 0.0%
1,222	Pentair PLC	61,308

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
INDUSTRIAL - 6.6% - (continued)
Environmental Control - 0.0% - (continued)
1,512	Republic Services Inc., Class A Shares	$202,366
2,785	Waste Management Inc.	441,450
	Total Environmental Control	705,124
Hand/Machine Tools - 0.0%
401	Snap-on Inc.	88,974
1,165	Stanley Black & Decker Inc.	138,274
	Total Hand/Machine Tools	227,248
Machinery-Construction & Mining - 0.5%
644,105	Bloom Energy Corp., Class A Shares*	11,284,720
50,855	Caterpillar Inc.	10,977,052
	Total Machinery-Construction & Mining	22,261,772
Machinery-Diversified - 0.4%
2,030	Deere & Co.	726,293
1,027	Dover Corp.	137,526
572	IDEX Corp.	109,567
362,294	Ingersoll Rand Inc.	17,082,162
407	Nordson Corp.	88,677
3,076	Otis Worldwide Corp.	228,854
837	Rockwell Automation Inc.	178,448
1,386	Westinghouse Air Brake Technologies Corp.	130,922
1,301	Xylem Inc.	109,609
	Total Machinery-Diversified	18,792,058
Miscellaneous Manufacturers - 1.5%
4,134	3M Co.	617,165
171,575	AO Smith Corp.	10,315,089
123,889	Eaton Corp. PLC	17,171,015
7,957	General Electric Co.	622,954
2,067	Illinois Tool Works Inc.	430,081
930	Parker-Hannifin Corp.	253,118
160,647	Textron Inc.	10,488,643
225,293	Trane Technologies PLC	31,103,952
	Total Miscellaneous Manufacturers	71,002,017
Packaging & Containers - 0.0%
10,813	Amcor PLC	141,650
2,334	Ball Corp.	165,457
667	Packaging Corp. of America	104,906
1,096	Sealed Air Corp.	68,149
1,850	WestRock Co.	89,707
	Total Packaging & Containers	569,869
Shipbuilding - 0.2%
49,586	Huntington Ingalls Industries Inc.	10,435,870

Transportation - 0.9%
919	CH Robinson Worldwide Inc.	99,721
16,053	CSX Corp.	510,325
1,256	Expeditors International of Washington Inc.	136,703
36,104	FedEx Corp.	8,108,236
602	JB Hunt Transport Services Inc.	103,893
62,511	Norfolk Southern Corp.	14,981,386
15,370	Old Dominion Freight Line Inc.	3,969,149
4,610	Union Pacific Corp.	1,013,186

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
INDUSTRIAL - 6.6% - (continued)
Transportation - 0.9% - (continued)
61,114	United Parcel Service Inc., Class B Shares	$11,138,026
	Total Transportation	40,060,625
	TOTAL INDUSTRIAL	312,971,900
TECHNOLOGY - 16.9%
Computers - 3.5%
4,574	Accenture PLC, Class A Shares	1,365,156
606,936	Apple Inc.	90,336,354
45,412	CACI International Inc., Class A Shares*	12,732,162
79,194	Check Point Software Technologies Ltd.*	9,905,586
3,802	Cognizant Technology Solutions Corp., Class A Shares	284,009
111,279	Crowdstrike Holdings Inc., Class A Shares*	17,803,527
1,793	DXC Technology Co.*	63,149
401	EPAM Systems Inc.*	135,747
37,110	Fortinet Inc.*	10,915,535
887,751	Hewlett Packard Enterprise Co.	13,848,916
7,837	HP Inc.	304,389
6,491	International Business Machines Corp.	901,210
98,585	Leidos Holdings Inc.	10,302,133
1,667	NetApp Inc.	119,941
1,428	Seagate Technology Holdings PLC	120,909
2,265	Western Digital Corp.*	137,463
	Total Computers	169,276,186
Office/Business Equipment - 0.0%
376	Zebra Technologies Corp., Class A Shares*	127,159
Semiconductors - 2.8%
136,435	Advanced Micro Devices Inc.*	13,897,269
3,802	Analog Devices Inc.	640,257
63,262	Applied Materials Inc.	7,420,000
29,336	ASML Holding NV, Class NY Registered Shares, ADR	16,906,043
2,988	Broadcom Inc.	1,733,428
29,473	Intel Corp.	1,309,191
290	IPG Photonics Corp.*	30,592
1,091	KLA Corp.	398,051
1,010	Lam Research Corp.	525,230
4,024	Microchip Technology Inc.	292,344
8,105	Micron Technology Inc.	598,473
323	Monolithic Power Systems Inc.	145,476
306,227	NVIDIA Corp.	57,178,705
1,925	NXP Semiconductors NV	365,288
98,729	Qorvo Inc.*	11,032,966
178,630	QUALCOMM Inc.	25,583,389
1,163	Skyworks Solutions Inc.	126,616
1,146	Teradyne Inc.	125,212
6,685	Texas Instruments Inc.	1,181,641
	Total Semiconductors	139,490,171
Software - 10.6%
5,639	Activision Blizzard Inc.	439,165
88,191	Adobe Inc.*	36,729,788
1,207	Akamai Technologies Inc.*	121,955
628	ANSYS Inc.*	163,506
25,525	Atlassian Corp. PLC, Class A Shares*	4,526,093
1,592	Autodesk Inc.*	330,738
17,416	Bill.com Holdings Inc.*	2,059,268

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
TECHNOLOGY - 16.9% - (continued)
Software - 10.6% - (continued)
104,658	Black Knight Inc.*	$7,107,325
827	Broadridge Financial Solutions Inc.	120,924
2,006	Cadence Design Systems Inc.*	308,382
575	Canva Inc.*(b)(c)@	549,096
1,271	Celonis SE*(b)(c)@	470,003
41,985	Ceridian HCM Holding Inc.*	2,363,755
2,130	Cerner Corp.	202,030
926	Citrix Systems Inc.	93,239
30,742	Datadog Inc., Class A Shares*	2,932,479
2,035	Electronic Arts Inc.	282,153
3,985	Epic Games Inc., Private Placement*(b)(c)@	3,706,050
4,407	Fidelity National Information Services Inc.	460,531
766,548	Fiserv Inc.*	76,792,779
9,544	HashiCorp Inc., Class A Shares*(a)	334,231
153,844	Intuit Inc.	63,762,184
521	Jack Henry & Associates Inc.	98,011
835	Magic Leap Inc., Series D, Private Placement*(b)(c)@	16,034
444,506	Microsoft Corp.	120,847,846
15,630	MongoDB Inc., Class A Shares*	3,706,655
75,564	MSCI Inc., Class A Shares	33,425,735
11,404	Oracle Corp.	820,176
2,324	Paychex Inc.	287,781
343	Paycom Software Inc.*	97,529
792	PTC Inc.*	92,292
189,208	RingCentral Inc., Class A Shares*	11,946,593
18,564	Roper Technologies Inc.	8,213,456
209,778	Salesforce Inc.*	33,614,827
123,728	SentinelOne Inc., Class A Shares*	2,943,489
136,894	ServiceNow Inc.*	63,993,838
22,240	Snowflake Inc., Class A Shares*	2,838,936
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)@	461,076
1,111	Synopsys Inc.*	354,631
1,178	Take-Two Interactive Software Inc.*	146,696
14,152	Twilio Inc., Class A Shares*	1,488,366
302	Tyler Technologies Inc.*	107,458
	Total Software	489,357,099
	TOTAL TECHNOLOGY	798,250,615
UTILITIES - 2.2%
Electric - 2.2%
665,054	AES Corp.	14,657,790
1,761	Alliant Energy Corp.	112,387
1,860	Ameren Corp.	177,053
3,645	American Electric Power Co., Inc.	371,899
4,666	CenterPoint Energy Inc.	149,545
2,057	CMS Energy Corp.	146,129
2,560	Consolidated Edison Inc.	254,106
574,214	Constellation Energy Corp.	35,647,205
5,863	Dominion Energy Inc.	493,782
1,402	DTE Energy Co.	186,060
5,568	Duke Energy Corp.	626,511
2,750	Edison International	192,253
1,450	Entergy Corp.	174,464
1,653	Evergy Inc.	115,611
2,488	Eversource Energy	229,692

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 98.6% - (continued)
UTILITIES - 2.2% - (continued)
Electric - 2.2% - (continued)
623,133	Exelon Corp.	$30,626,987
4,119	FirstEnergy Corp.	176,952
14,202	NextEra Energy Inc.	1,074,949
1,774	NRG Energy Inc.	81,675
782	Pinnacle West Capital Corp.	60,722
5,379	PPL Corp.	162,338
3,660	Public Service Enterprise Group Inc.	250,856
2,311	Sempra Energy	378,681
7,671	Southern Co.	580,388
525,858	Vistra Corp.	13,866,876
2,283	WEC Energy Group Inc.	239,875
3,899	Xcel Energy Inc.	293,751
	Total Electric	101,328,537
Gas - 0.0%
1,001	Atmos Energy Corp.	116,426
2,923	NiSource Inc.	91,928
	Total Gas	208,354
Water - 0.0%
1,314	American Water Works Co., Inc.	198,743
	TOTAL UTILITIES	101,735,634
	TOTAL COMMON STOCKS
	(Cost - $4,053,659,468)	4,673,549,707
PREFERRED STOCKS - 0.1%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(b)(c)@	663,672
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)@	875,853
	Total Auto Manufacturers	1,539,525
	TOTAL CONSUMER CYCLICAL	1,539,525
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(b)(c)@	73,022
13,638	Maplebear Inc. d/b/a Instacart, Series G*(b)(c)@	976,344
2,066	Maplebear Inc. d/b/a Instacart, Series I*(b)(c)@	147,905
	Total Diversified Financial Services	1,197,271
	TOTAL FINANCIAL	1,197,271
INDUSTRIAL - 0.1%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	1,403,600
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(b)(c)@	1,156,085
	Total Electrical Components & Equipment	2,559,685
Environmental Control - 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(b)(c)@	1,221,353
Machinery - 0.1%
108,389	Nuro Inc., Series C, Private Placement*(b)(c)@	2,259,447

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units		Security	Value
PREFERRED STOCKS - 0.1% - (continued)
INDUSTRIAL - 0.1% - (continued)
Machinery - 0.1% - (continued)
26,242		Nuro Inc., Series D*(b)(c)@	$547,033
		Total Machinery	2,806,480
		TOTAL INDUSTRIAL	6,587,518
TECHNOLOGY - 0.0%
Software - 0.0%
27		Canva Inc., Series A, Private Placement*(b)(c)@	25,784
10		Canva Inc., Series A-3, Private Placement*(b)(c)@	9,550
1		Canva Inc., Series A-4, Private Placement*(b)(c)@	955
3,314		Celonis SE, Series D*(b)(c)@	1,225,484
6,765		Formagrid Inc.*(b)(c)@	1,020,568
20,620		Rappi Inc., Series E, Private Placement*(b)(c)@	1,062,549
		Total Software	3,344,890
		TOTAL TECHNOLOGY	3,344,890
		TOTAL PREFERRED STOCKS
		(Cost - $11,470,210)	12,669,204
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $4,065,129,678)	4,686,218,911
Face Amount†

SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSITS - 1.3%
$21,268,773		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	21,268,773
1,147,680		Barclays Bank PLC - London, 0.400% due 6/1/22	1,147,680
		BNP Paribas - Paris:
239,936		0.400% due 6/1/22	239,936
4	GBP	0.420% due 6/1/22	5
80,907	EUR	Citibank - London, (0.780)% due 6/1/22	86,861
11,516,755		Royal Bank of Canada - Toronto, 0.400% due 6/1/22	11,516,755
8,972,844		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	8,972,844
18,763,336		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	18,763,336
		TOTAL TIME DEPOSITS
		(Cost - $61,996,190)	61,996,190
Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
11,076,223		Federated Government Obligations Fund, Premier Class, 0.694%(d)
		(Cost - $11,076,223)	$11,076,223
		TOTAL INVESTMENTS - 100.2%
		(Cost - $4,138,202,091)	4,759,291,324
		Liabilities in Excess of Other Assets - (0.2)%	(11,141,332)
		TOTAL NET ASSETS - 100.0%	$4,748,149,992

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $53,794,055 and represents 1.13% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,184,919	0.02%
Canva Inc., Private Placement	12/17/2021	589,640	549,096	0.01%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	25,784	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	955	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	9,550	0.00%*
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,225,484	0.03%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,706,050	0.09%
Formagrid Inc.	12/8/2021	1,266,980	1,020,568	0.02%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,403,600	0.03%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,156,085	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	24,985	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	478,150	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	73,022	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	976,344	0.02%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	147,905	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	2,259,447	0.05%
Nuro Inc., Series D	10/29/2021	547,033	547,033	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,062,549	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,221,353	0.03%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	663,672	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	461,076	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$19,559,517	0.41%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.2%
Technology	16.9
Communications	16.8
Financial	15.9
Consumer Cyclical	9.3
Industrial	6.7
Energy	5.8
Utilities	2.1
Basic Materials	1.8
Short-Term Investments	1.3
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

At May 31, 2022, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index March Futures	15	6/22	$3,136,461	$3,098,437	$(38,024)

At May 31, 2022, Destinations Large Cap Equity Fund had deposited cash of $170,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
BASIC MATERIALS - 6.4%
Chemicals - 4.5%
37,402	AdvanSix Inc.	$1,732,835
115,501	Axalta Coating Systems Ltd.*	3,137,007
43,209	Cabot Corp.	3,267,032
80,026	Codexis Inc.*	854,678
74,100	Ecolab Inc.	12,145,731
38,219	Ingevity Corp.*	2,663,100
24,829	Innospec Inc.	2,533,303
52,985	Intrepid Potash Inc.*	3,490,122
136,100	PPG Industries Inc.	17,215,289
12,048	Rogers Corp.*	3,197,298
118,108	Valvoline Inc.	3,951,894
	Total Chemicals	54,188,289
Iron/Steel - 0.7%
183,470	Allegheny Technologies Inc.*	5,045,425
90,477	Carpenter Technology Corp.	3,187,505
	Total Iron/Steel	8,232,930
Mining - 1.2%
31,313	Cameco Corp.	766,229
341,474	Energy Fuels Inc.*(a)	2,188,848
245,362	Livent Corp.*	7,800,058
23,536	MP Materials Corp.*	928,024
539,375	Uranium Energy Corp.*	2,060,413
	Total Mining	13,743,572
	TOTAL BASIC MATERIALS	76,164,791
COMMUNICATIONS - 4.1%
Internet - 0.5%
7,964	Cargurus Inc., Class A Shares*	201,648
107,721	ChannelAdvisor Corp.*	1,470,392
98,572	Liquidity Services Inc.*	1,336,636
60,701	OptimizeRx Corp.*	1,552,732
103,877	Perion Network Ltd.*	2,040,144
	Total Internet	6,601,552
Media - 0.6%
4,081	Nexstar Media Group Inc., Class A Shares	715,073
244,564	TEGNA Inc.	5,355,952
	Total Media	6,071,025
Telecommunications - 3.0%
59,429	Aviat Networks Inc.*	1,742,458
41,126	Calix Inc.*	1,519,194
63,454	Clearfield Inc.*	3,921,457
110,720	Extreme Networks Inc.*	1,098,342
360,652	Harmonic Inc.*	3,473,079
77,200	Motorola Solutions Inc.	16,963,928
137,472	Sierra Wireless Inc.*	3,050,504
355,632	Viavi Solutions Inc.*	5,145,995
	Total Telecommunications	36,914,957
	TOTAL COMMUNICATIONS	49,587,534
CONSUMER CYCLICAL - 9.4%
Apparel - 0.7%
17,756	Carter's Inc.	1,368,100

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
CONSUMER CYCLICAL - 9.4% - (continued)
Apparel - 0.7% - (continued)
23,091	Oxford Industries Inc.	$2,104,976
56,177	Steven Madden Ltd.	2,088,661
92,625	Urban Outfitters Inc.*	1,949,756
	Total Apparel	7,511,493
Auto Manufacturers - 0.1%
71,550	Wabash National Corp.	1,098,292
Auto Parts & Equipment - 2.2%
27,401	Dorman Products Inc.*	2,768,871
522,800	Gentex Corp.	16,248,624
3,358	Gentherm Inc.*	231,501
183,084	Goodyear Tire & Rubber Co.*	2,365,445
96,865	Shyft Group Inc.	2,149,434
159,452	Titan International Inc.*	2,903,621
3,901	Visteon Corp.*	437,731
	Total Auto Parts & Equipment	27,105,227
Distribution/Wholesale - 0.2%
25,353	Core & Main Inc., Class A Shares*	598,331
53,314	H&E Equipment Services Inc.	1,900,644
16,130	Univar Solutions Inc.*	495,514
	Total Distribution/Wholesale	2,994,489
Entertainment - 0.8%
278,965	Everi Holdings Inc.*	4,993,473
67,317	Golden Entertainment Inc.*	3,182,748
27,171	Monarch Casino & Resort Inc.*	1,843,552
6,789	SeaWorld Entertainment Inc.*	367,828
	Total Entertainment	10,387,601
Food Service - 0.3%
241,487	Sovos Brands Inc.*	3,409,796
Home Builders - 0.2%
41,588	Skyline Champion Corp.*	2,209,570
Home Furnishings - 0.2%
127,278	Arhaus Inc., Class A Shares*	736,940
26,558	Lovesac Co.*	925,015
	Total Home Furnishings	1,661,955
Leisure Time - 0.9%
148,119	Callaway Golf Co.*	3,215,663
114,654	Lindblad Expeditions Holdings Inc.*	1,646,431
230,251	Xponential Fitness Inc., Class A Shares*	4,347,139
35,658	YETI Holdings Inc.*	1,631,354
	Total Leisure Time	10,840,587
Lodging - 1.2%
235,841	Full House Resorts Inc.*	1,660,321
650,959	Playa Hotels & Resorts NV*	5,624,286
91,000	Wyndham Hotels & Resorts Inc.	7,291,830
	Total Lodging	14,576,437
Retail - 2.6%
32,900	Advance Auto Parts Inc.	6,246,394
183,596	American Eagle Outfitters Inc.	2,223,348
77,822	Aspen Aerogels Inc.*	1,363,441
28,341	Boot Barn Holdings Inc.*	2,287,119
50,423	Caleres Inc.	1,435,039
68,051	Dave & Buster's Entertainment Inc.*	2,578,452

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
CONSUMER CYCLICAL - 9.4% - (continued)
Retail - 2.6% - (continued)
128,176	Designer Brands Inc., Class A Shares	$1,990,573
3,416	Freshpet Inc.*	245,850
51,820	Kura Sushi USA Inc., Class A Shares*	1,953,096
41,243	Murphy USA Inc.	10,274,456
3,382	Ollie's Bargain Outlet Holdings Inc.*	158,853
14,945	Petco Health & Wellness Co., Inc., Class A Shares*(a)	238,522
	Total Retail	30,995,143
	TOTAL CONSUMER CYCLICAL	112,790,590
CONSUMER NON-CYCLICAL - 24.2%
Beverages - 1.4%
47,779	Celsius Holdings Inc.*	3,205,493
198,867	Duckhorn Portfolio Inc.*	3,907,737
81,848	MGP Ingredients Inc.	7,927,797
141,646	Vita Coco Co., Inc.*(a)	1,736,580
	Total Beverages	16,777,607
Biotechnology - 3.0%
73,986	Apellis Pharmaceuticals Inc.*	3,066,720
129,888	Avid Bioservices Inc.*	1,736,603
73,252	Biomea Fusion Inc.*(a)	402,153
2,090	Blueprint Medicines Corp.*	114,950
95,550	C4 Therapeutics Inc.*(a)	693,693
31,227	Celldex Therapeutics Inc.*	734,459
73,237	CinCor Pharma Inc.*(a)	1,139,568
287,297	Crinetics Pharmaceuticals Inc.*	4,812,225
72,574	Day One Biopharmaceuticals Inc.*(a)	451,410
123,878	DICE Therapeutics Inc.*(a)	1,703,322
54,102	Elevation Oncology Inc.*(a)	122,271
21,539	Halozyme Therapeutics Inc.*	990,363
63,878	Imago Biosciences Inc.*(a)	1,032,268
8,363	Intra-Cellular Therapies Inc.*	480,036
202,719	IVERIC bio Inc.*	2,116,386
122,924	Nuvalent Inc., Class A Shares*(a)	1,089,107
207,046	Relay Therapeutics Inc.*	3,370,709
72,360	SpringWorks Therapeutics Inc.*	1,370,498
74,753	TransMedics Group Inc.*	2,180,545
76,066	VectivBio Holding AG*	456,396
114,871	Ventyx Biosciences Inc.*(a)	2,011,391
228,484	Xenon Pharmaceuticals Inc.*	6,020,553
	Total Biotechnology	36,095,626
Commercial Services - 5.9%
238,493	AirSculpt Technologies Inc.*(a)	2,103,508
4,128	AMN Healthcare Services Inc.*	400,003
199,951	Cross Country Healthcare Inc.*	3,529,135
216,188	European Wax Center Inc., Class A Shares(a)	5,728,982
4,365	FTI Consulting Inc.*	733,320
127,000	Global Payments Inc.	16,642,080
69,890	Herc Holdings Inc.	8,192,506
12,346	Hertz Global Holdings Inc.*(a)(b)	247,784
116,273	Huron Consulting Group Inc.*	6,967,078
83,002	I3 Verticals Inc., Class A Shares*	1,935,607
90,978	Kelly Services Inc., Class A Shares	1,815,921
71,440	Korn Ferry	4,390,702

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
CONSUMER NON-CYCLICAL - 24.2% - (continued)
Commercial Services - 5.9% - (continued)
3,303	Paylocity Holding Corp.*	$577,563
262,160	Performant Financial Corp.*	637,049
84,600	Quanta Services Inc.	10,067,400
76,453	Stride Inc.*	2,990,077
7,651	Triton International Ltd.	487,904
28,556	WillScot Mobile Mini Holdings Corp.*	1,020,306
	Total Commercial Services	68,466,925
Cosmetics/Personal Care - 0.4%
249,368	Beauty Health Co.*	3,558,481
48,828	elf Beauty Inc.*	1,299,801
	Total Cosmetics/Personal Care	4,858,282
Food - 2.5%
36,435	Cal-Maine Foods Inc.	1,739,043
91,368	Chefs' Warehouse Inc.*	3,264,579
8,593	Grocery Outlet Holding Corp.*	328,682
63,228	Hain Celestial Group Inc.*	1,666,058
253,734	Hostess Brands Inc., Class A Shares*	5,391,848
59,031	Ingredion Inc.	5,589,645
22,253	Krispy Kreme Inc.(a)	329,789
43,120	Performance Food Group Co.*	1,868,821
135,621	Real Good Food Co., Inc., Class A Shares*	914,086
6,609	Simply Good Foods Co.*	264,096
265,939	SunOpta Inc.*	2,069,005
139,056	TreeHouse Foods Inc.*	5,717,983
	Total Food	29,143,635
Healthcare-Products - 8.2%
250,004	Alphatec Holdings Inc.*	1,920,031
5,381	AtriCure Inc.*	218,630
184,200	Baxter International Inc.	14,008,410
47,100	Cooper Cos., Inc.	16,519,854
48,065	Cutera Inc.*	2,162,444
105,011	Envista Holdings Corp.*	4,519,673
21,891	Establishment Labs Holdings Inc.*(a)	1,350,675
6,501	Inari Medical Inc.*	427,766
16,761	Inspire Medical Systems Inc.*	2,963,848
52,883	Integra LifeSciences Holdings Corp.*	3,312,591
74,862	Lantheus Holdings Inc.*	5,129,544
40,531	NuVasive Inc.*	2,326,885
92,383	PROCEPT BioRobotics Corp.*(a)	3,614,023
157,816	SeaSpine Holdings Corp.*	1,305,138
3,648	Shockwave Medical Inc.*	599,038
79,483	SI-BONE Inc.*	1,188,271
1,929	STAAR Surgical Co.*	127,198
60,100	Teleflex Inc.	17,293,174
81,473	Treace Medical Concepts Inc.*	1,359,784
145,000	Zimmer Biomet Holdings Inc.	17,430,450
	Total Healthcare-Products	97,777,427
Healthcare-Services - 1.3%
7,708	Amedisys Inc.*	893,434
17,400	Encompass Health Corp.	1,140,396
21,800	Humana Inc.	9,902,214
38,034	Inotiv Inc.*	581,920

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
CONSUMER NON-CYCLICAL - 24.2% - (continued)
Healthcare-Services - 1.3% - (continued)
60,155	RadNet Inc.*	$1,234,982
189,568	Thorne HealthTech Inc.*(a)	1,116,556
	Total Healthcare-Services	14,869,502
Pharmaceuticals - 1.5%
88,926	Centessa Pharmaceuticals PLC, ADR*	400,167
156,272	Cytokinetics Inc.*	6,235,253
7,933	Galapagos NV, ADR*	436,394
137,684	Merus NV*(a)	2,555,415
22,656	Morphic Holding Inc.*	531,057
7,739	Pacira BioSciences Inc.*	489,492
92,666	PetIQ Inc., Class A Shares*	1,590,149
134,677	Prestige Consumer Healthcare Inc.*	7,517,670
72,239	Vaxcyte Inc.*	1,733,014
	Total Pharmaceuticals	21,488,611
	TOTAL CONSUMER NON-CYCLICAL	289,477,615
ENERGY - 4.8%
Energy-Alternate Sources - 0.3%
91,813	Green Plains Inc.*	2,991,268
62,284	Infrastructure & Energy Alternatives Inc.*	506,369
	Total Energy-Alternate Sources	3,497,637
Oil & Gas - 3.4%
77,935	Civitas Resources Inc.(b)	5,950,337
90,143	Helmerich & Payne Inc.	4,538,700
37,026	Magnolia Oil & Gas Corp., Class A Shares	1,022,288
148,269	Matador Resources Co.	9,029,582
10,583	Nabors Industries Ltd.*	1,764,927
133,935	Patterson-UTI Energy Inc.	2,555,480
79,122	PDC Energy Inc.	6,261,715
123,541	Ranger Oil Corp., Class A Shares*	5,288,790
55,541	Southwestern Energy Co.*	506,534
465,395	Tellurian Inc.*	2,219,934
143,754	Vertex Energy Inc.*(a)	2,011,119
	Total Oil & Gas	41,149,406
Oil & Gas Services - 0.7%
143,086	ChampionX Corp.	3,329,611
199,666	NexTier Oilfield Solutions Inc.*	2,176,359
14,964	ProFrac Holding Corp., Class A Shares*(a)	273,093
102,654	Select Energy Services Inc., Class A Shares*	869,479
86,926	US Silica Holdings Inc.*	1,536,852
7,889	Weatherford International PLC*	266,964
	Total Oil & Gas Services	8,452,358
Pipelines - 0.4%
168,701	Golar LNG Ltd.*	4,273,196
	TOTAL ENERGY	57,372,597
FINANCIAL - 18.4%
Banks - 7.1%
152,412	Bank of NT Butterfield & Son Ltd.	4,813,171
170,822	BankUnited Inc.	7,116,445
22,500	First Citizens BancShares Inc., Class A Shares	15,759,000
188,926	First Interstate BancSystem Inc., Class A Shares	7,192,413
15,961	Meta Financial Group Inc.	663,499

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
FINANCIAL - 18.4% - (continued)
Banks - 7.1% - (continued)
35,629	Metropolitan Bank Holding Corp.*	$2,751,628
114,622	PacWest Bancorp	3,619,763
68,914	Pinnacle Financial Partners Inc.	5,610,978
51,000	Signature Bank	11,029,770
12,725	Triumph Bancorp Inc.*	925,616
334,222	Umpqua Holdings Corp.	5,899,018
115,953	Univest Financial Corp.	3,072,755
30,610	Webster Financial Corp.	1,502,645
90,111	Western Alliance Bancorp	7,332,332
79,145	Wintrust Financial Corp.	6,916,482
	Total Banks	84,205,515
Diversified Financial Services - 0.2%
19,682	Flywire Corp.*	380,059
125,298	International Money Express Inc.*	2,583,645
	Total Diversified Financial Services	2,963,704
Equity Real Estate Investment Trusts (REITs) - 6.1%
68,489	American Campus Communities Inc.	4,451,785
407,200	American Homes 4 Rent, Class A Shares	15,050,112
267,200	Americold Realty Trust Inc.	7,398,768
450,922	Chimera Investment Corp.	4,419,036
80,589	Corporate Office Properties Trust	2,227,480
104,300	Dynex Capital Inc.	1,700,090
43,000	Extra Space Storage Inc.	7,662,600
197,000	Healthcare Realty Trust Inc.	5,726,790
336,000	Healthcare Trust of America Inc., Class A Shares	10,096,800
173,879	LXP Industrial Trust	2,010,041
17,630	NexPoint Residential Trust Inc.	1,295,452
7,505	Ryman Hospitality Properties Inc.*	670,121
27,800	SBA Communications Corp., Class A Shares	9,357,758
5,693	Terreno Realty Corp.	345,622
	Total Equity Real Estate Investment Trusts (REITs)	72,412,455
Insurance - 4.2%
67,674	BRP Group Inc., Class A Shares*	1,706,738
21,945	Hanover Insurance Group Inc.	3,217,137
176,700	Hartford Financial Services Group Inc.	12,812,517
48,010	James River Group Holdings Ltd.	1,226,656
5,144	Kinsale Capital Group Inc.	1,131,063
248,625	MGIC Investment Corp.	3,463,346
125,869	NMI Holdings Inc., Class A Shares*	2,342,422
32,143	Palomar Holdings Inc.*	1,997,687
85,800	Progressive Corp.	10,242,804
4,692	RLI Corp.	568,295
59,200	Willis Towers Watson PLC	12,495,344
	Total Insurance	51,204,009
Private Equity - 0.2%
200,061	Hercules Capital Inc.	2,816,859
Real Estate - 0.6%
19,917	Marcus & Millichap Inc.	834,124
16,991	McGrath RentCorp	1,396,830

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
FINANCIAL - 18.4% - (continued)
Real Estate - 0.6% - (continued)
406,550	Newmark Group Inc., Class A Shares	$4,500,508
	Total Real Estate	6,731,462
	TOTAL FINANCIAL	220,334,004
INDUSTRIAL - 16.3%
Aerospace/Defense - 1.7%
120,494	AAR Corp.*	5,810,221
56,098	Hexcel Corp.	3,222,830
258,800	Howmet Aerospace Inc.	9,257,276
71,318	Triumph Group Inc.*	1,091,165
	Total Aerospace/Defense	19,381,492
Building Materials - 1.7%
50,800	Martin Marietta Materials Inc.	17,240,504
41,907	Masonite International Corp.*	3,848,320
	Total Building Materials	21,088,824
Electrical Components & Equipment - 0.3%
51,440	Belden Inc.	2,961,915
38,377	Energizer Holdings Inc.	1,150,926
	Total Electrical Components & Equipment	4,112,841
Electronics - 1.6%
3,796	Atkore Inc.*	413,460
206,700	Fortive Corp.	12,767,859
29,500	Hubbell Inc., Class B Shares	5,600,870
	Total Electronics	18,782,189
Engineering & Construction - 0.9%
20,317	Dycom Industries Inc.*	1,891,716
31,180	EMCOR Group Inc.	3,293,543
2,631	Exponent Inc.	237,816
25,866	Fluor Corp.*	730,197
27,679	NV5 Global Inc.*	3,409,499
	Total Engineering & Construction	9,562,771
Environmental Control - 1.1%
3,256	Casella Waste Systems Inc., Class A Shares*	233,065
66,003	Clean Harbors Inc.*	6,164,680
101,661	Energy Recovery Inc.*	2,054,569
14,167	Evoqua Water Technologies Corp.*	504,204
134,465	Harsco Corp.*	1,116,060
96,693	Montrose Environmental Group Inc.*	3,917,034
2,462	Tetra Tech Inc.	332,296
	Total Environmental Control	14,321,908
Hand/Machine Tools - 0.7%
85,981	Enerpac Tool Group Corp., Class A Shares	1,678,349
62,574	Regal Rexnord Corp.	7,818,621
	Total Hand/Machine Tools	9,496,970
Machinery-Construction & Mining - 1.3%
83,316	BWX Technologies Inc.	4,265,779
955,500	Vertiv Holdings Co., Class A Shares	10,500,945
	Total Machinery-Construction & Mining	14,766,724
Machinery-Diversified - 2.5%
111,995	Altra Industrial Motion Corp.	4,391,324
2,115	Applied Industrial Technologies Inc.	218,712
60,873	Cactus Inc., Class A Shares	3,190,963
6,131	Chart Industries Inc.*	1,078,320

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
INDUSTRIAL - 16.3% - (continued)
Machinery-Diversified - 2.5% - (continued)
94,284	CIRCOR International Inc.*	$1,832,881
209,165	Gates Industrial Corp. PLC*	2,668,945
75,753	Ranpak Holdings Corp., Class A Shares*	943,882
28,000	Rockwell Automation Inc.	5,969,600
334,900	Zurn Water Solutions Corp.	9,651,818
	Total Machinery-Diversified	29,946,445
Metal Fabricate/Hardware - 1.0%
37,801	Standex International Corp.	3,519,273
138,644	TimkenSteel Corp.*	3,202,676
13,164	Valmont Industries Inc.	3,379,857
26,610	Xometry Inc., Class A Shares*(a)	905,006
	Total Metal Fabricate/Hardware	11,006,812
Miscellaneous Manufacturers - 1.6%
1,490	Axon Enterprise Inc.*	151,027
48,653	EnPro Industries Inc.	4,659,011
37,260	Hillenbrand Inc.	1,558,958
180,923	ITT Inc.	13,355,736
	Total Miscellaneous Manufacturers	19,724,732
Packaging & Containers - 0.8%
111,268	Karat Packaging Inc.*	2,184,191
300,425	O-I Glass Inc.*	4,941,991
53,696	Silgan Holdings Inc.	2,352,422
	Total Packaging & Containers	9,478,604
Transportation - 0.9%
108,963	Air Transport Services Group Inc.*	3,292,862
21,538	Eagle Bulk Shipping Inc.	1,577,874
19,477	Forward Air Corp.	1,815,062
9,800	Kirby Corp.*	661,794
127,702	Star Bulk Carriers Corp.	4,178,410
	Total Transportation	11,526,002
Trucking & Leasing - 0.2%
62,645	Greenbrier Cos., Inc.	2,606,659
	TOTAL INDUSTRIAL	195,802,973
TECHNOLOGY - 7.1%
Computers - 1.3%
11,611	CACI International Inc., Class A Shares*	3,255,376
2,937	CyberArk Software Ltd.*	407,949
23,814	Endava PLC, ADR*	2,402,594
26,036	ExlService Holdings Inc.*	3,702,059
59,661	Grid Dynamics Holdings Inc.*	1,074,495
18,233	KBR Inc.	907,274
36,842	Lumentum Holdings Inc.*	3,171,359
9,062	Tenable Holdings Inc.*	455,819
	Total Computers	15,376,925
Semiconductors - 4.8%
4,333	Ambarella Inc.*	369,258
30,036	Axcelis Technologies Inc.*	1,864,034
227,200	Azenta Inc.	17,412,608
32,414	Impinj Inc.*	1,517,299
25,900	KLA Corp.	9,449,615
37,316	MACOM Technology Solutions Holdings Inc.*	2,034,095
178,900	Marvell Technology Inc.	10,581,935

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.0% - (continued)
TECHNOLOGY - 7.1% - (continued)
Semiconductors - 4.8% - (continued)
38,500	NXP Semiconductors NV	$7,305,760
12,617	Rambus Inc.*	316,687
36,592	Silicon Motion Technology Corp., ADR	3,304,623
99,870	SMART Global Holdings Inc.*	2,461,795
	Total Semiconductors	56,617,709
Software - 1.0%
22,297	Allscripts Healthcare Solutions Inc.*	381,056
79,027	BigCommerce Holdings Inc.*	1,464,370
8,069	DigitalOcean Holdings Inc.*	394,171
75,651	Docebo Inc.*	2,605,420
6,556	Five9 Inc.*	634,031
128,668	HireRight Holdings Corp.*	1,897,853
3,431	Monday.com Ltd.*	389,556
4,692	nCino Inc.*	153,288
31,205	Phreesia Inc.*	566,059
402,205	Rackspace Technology Inc.*	3,712,352
51,918	Sophia Genetics SA*(a)	218,056
7,901	Sprout Social Inc., Class A Shares*	402,398
	Total Software	12,818,610
	TOTAL TECHNOLOGY	84,813,244
UTILITIES - 5.3%
Electric - 5.1%
91,500	Ameren Corp.	8,709,885
2,656	Ameresco Inc., Class A Shares*	155,961
48,665	Black Hills Corp.	3,730,659
320,300	CenterPoint Energy Inc.	10,265,615
60,050	Entergy Corp.	7,225,216
202,300	Exelon Corp.	9,943,045
39,166	IDACORP Inc.	4,269,877
151,860	Portland General Electric Co.	7,479,105
118,700	Xcel Energy Inc.	8,942,858
	Total Electric	60,722,221
Gas - 0.2%
35,387	Spire Inc.	2,770,802
	TOTAL UTILITIES	63,493,023
	TOTAL COMMON STOCKS
	(Cost - $1,083,642,681)	1,149,836,371
EXCHANGE TRADED FUNDS (ETFs) - 0.8%
34,384	iShares Russell 2000(a)	6,371,699
44,294	iShares Russell Mid-Capital(a)	3,190,940
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $7,581,454)	9,562,639
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
39,296	EQRx Inc., due 12/20/26, Strike Price $11.50*(b) (Cost - $75,222)	40,082
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,091,299,357)	1,159,439,092

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 3.0%
TIME DEPOSITS - 3.0%
$405,787	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	$405,787
8,910,705	Barclays Bank PLC - London, 0.400% due 6/1/22	8,910,705
26,715,955	Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	26,715,955
	TOTAL TIME DEPOSITS
	(Cost - $36,032,447)	36,032,447

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.5%
MONEY MARKET FUND - 2.5%
30,160,818	Federated Government Obligations Fund, Premier Class, 0.694%(c)
	(Cost - $30,160,818)	30,160,818
	TOTAL INVESTMENTS - 102.3%
	(Cost - $1,157,492,622)	1,225,632,357
	Liabilities in Excess of Other Assets - (2.3)%	(27,835,759)
	TOTAL NET ASSETS - 100.0%	$1,197,796,598

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $6,238,203 and represents 0.52% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.6%
Financial	18.0
Industrial	16.0
Consumer Cyclical	9.2
Technology	6.9
Basic Materials	6.2
Utilities	5.2
Energy	4.7
Communications	4.0
Diversified	0.0 *
Exchange Traded Funds (ETFs)	0.8
Short-Term Investments	2.9
Money Market Fund	2.5
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.0%
Australia - 0.6%
8,500	Atlassian Corp. PLC, Class A Shares*	$1,507,220
634,016	Elmo Software Ltd.*(a)	1,406,674
1,568,375	Johns Lyng Group Ltd.	6,713,569
182,589	Pro Medicus Ltd.(a)	5,496,019
	Total Australia	15,123,482
Austria - 0.0%
21,899	Erste Group Bank AG	683,523
Bermuda - 0.1%
161,874	Hiscox Ltd.	1,886,172
Brazil - 1.5%
994,265	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA	744,760
102,276	Afya Ltd., Class A Shares*	1,241,631
274,521	Americanas SA	1,161,009
153,047	Azul SA *	647,591
26,539	Azul SA, ADR*	337,841
907,720	B3 SA - Brasil Bolsa Balcao	2,438,973
245,557	Banco Inter SA	650,492
1,114,579	Hapvida Participacoes e Investimentos SA(b)	1,575,957
338,554	Localiza Rent a Car SA	4,097,425
1,511,943	Magazine Luiza SA	1,183,430
963,900	Pet Center Comercio e Participacoes SA	2,460,124
288,957	Rede D'Or Sao Luiz SA(b)	2,177,825
188,043	StoneCo Ltd., Class A Shares*	1,887,952
981,616	Suzano SA	11,049,931
198,483	XP Inc., Class A Shares*	4,487,701
	Total Brazil	36,142,642
Canada - 3.8%
70,076	Agnico Eagle Mines Ltd.	3,714,338
130,171	Canadian Pacific Railway Ltd.	9,299,416
2,777	Constellation Software Inc.	4,370,877
30,855	Definity Financial Corp.	823,825
388,400	Enbridge Inc.	17,942,925
148,703	Equitable Group Inc.(a)	7,493,935
92,912	Franco-Nevada Corp.	13,144,169
5,900	Shopify Inc., Class A Shares*	2,213,208
54,239	Sun Life Financial Inc.(a)	2,649,340
390,600	Suncor Energy Inc.	15,716,030
100,598	TELUS International CDA Inc.*(a)	2,525,290
83,756	TMX Group Ltd.	9,113,961
69,746	Wheaton Precious Metals Corp.	2,880,717
	Total Canada	91,888,031
China - 5.8%
165,235	Alibaba Group Holding Ltd., ADR*	15,870,822
70,912	Baidu Inc., ADR*	9,952,499
426,443	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	2,842,154
2,342,099	China Conch Environment Protection Holdings Ltd.*	1,540,059
1,300,173	China Conch Venture Holdings Ltd.	3,379,298
843,269	China Mengniu Dairy Co., Ltd.*	4,305,382
1,611,924	China Molybdenum Co., Ltd., Class A Shares(c)	1,150,038
1,262,357	China Molybdenum Co., Ltd., Class H Shares(d)	618,456
98,797	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	2,619,038
1,207,872	Estun Automation Co., Ltd., Class A Shares(c)	3,047,025
469,800	Full Truck Alliance Co., Ltd., ADR*	3,255,714

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
China - 5.8% - (continued)
38,018	GDS Holdings Ltd., ADR*(a)	$1,064,124
152,543	GDS Holdings Ltd., Class A Shares*	546,714
143,541	Glodon Co., Ltd., Class A Shares(c)	1,155,825
670,000	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	3,225,163
164,269	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	2,110,129
727,293	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(c)	3,241,777
509,911	Hua Hong Semiconductor Ltd.*(b)	1,936,649
387,200	JD Health International Inc.*(b)	2,429,841
41,051	JD.com Inc., ADR	2,303,782
14,809	JD.com Inc., Class A Shares	418,593
216,245	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares(c)	1,725,326
24,060	Kanzhun Ltd., ADR*	486,493
1,167,637	Kingdee International Software Group Co., Ltd.*	2,273,073
1,102,801	Kingsoft Corp., Ltd	3,674,457
13,265	Kweichow Moutai Co., Ltd., Class A Shares(c)	3,565,102
495,204	Midea Group Co., Ltd., Class A Shares(c)	4,011,903
1,380,392	NARI Technology Co., Ltd., Class A Shares(c)	7,073,793
451,300	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,758,253
224,963	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	514,370
24,609	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(a)(d)	46,610
354,300	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	3,245,842
52,125	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	2,359,467
225,145	Shenzhou International Group Holdings Ltd.	3,089,505
12,000	Silergy Corp.	1,238,442
338,114	Tencent Holdings Ltd.	15,583,181
24,865	Tencent Holdings Ltd., ADR(a)(c)	1,132,352
153,424	Trip.com Group Ltd., ADR*	3,384,533
735,375	Venustech Group Inc., Class A Shares*(c)	1,989,961
50,183	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	1,231,853
528,731	Wuxi Biologics Cayman Inc.*(b)	3,851,869
96,555	Yum China Holdings Inc.	4,391,184
427,161	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	3,604,505
61,598	Zai Lab Ltd., ADR*	1,792,502
375,027	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	2,714,779
	Total China	141,752,437
Colombia - 0.6%
869,973	Ecopetrol SA, ADR	14,702,544
Cyprus - 0.0%
30,120	TCS Group Holding PLC, GDR*(e)@	3
Denmark - 0.7%
38,586	cBrain AS	1,191,035
10,278	Genmab AS*	3,121,056
27,450	Jyske Bank AS, Class Registered Shares*	1,614,663
135,075	Novozymes AS, Class B Shares	8,564,351
26,941	Royal Unibrew AS	2,358,775
36,401	Sydbank AS	1,285,024
	Total Denmark	18,134,904
Finland - 0.2%
75,757	Musti Group OYJ*	1,485,480
315,368	Talenom OYJ	3,773,540
	Total Finland	5,259,020
France - 8.3%
357,598	Accor SA*	11,777,285
2,540	Air Liquide SA(a)	444,720
62,232	Aubay	3,702,510

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
France - 8.3% - (continued)
12,937	Capgemini SE	$2,512,863
20,389	Cie Generale des Etablissements Michelin SCA	2,660,145
251,412	Danone SA	14,795,735
60,232	Dassault Aviation SA(a)	10,197,641
112,810	Dassault Systemes SE	4,752,426
28,085	Esker SA	4,456,616
95,273	EssilorLuxottica SA(a)	15,387,230
55,646	Eutelsat Communications SA	660,773
11,445	Kering SA	6,280,662
134,252	Legrand SA	11,632,982
35,552	L'Oreal SA	12,568,781
10,389	LVMH Moet Hennessy Louis Vuitton SE	6,681,430
73,618	Pernod Ricard SA	14,452,191
453,974	Rexel SA*	9,659,316
10,420	Safran SA	1,080,294
77,623	Sanofi	8,289,598
127,058	Schneider Electric SE(a)	17,650,965
213,609	Thales SA	26,072,565
303,708	Veolia Environnement SA*	8,517,762
95,135	Vinci SA	9,179,443
	Total France	203,413,933
Germany - 6.2%
19,444	Adesso SE*	3,699,567
15,109	adidas AG	2,993,916
41,000	Atoss Software AG	6,084,461
54,983	Bayer AG, Class Registered Shares	3,929,800
66,477	Beiersdorf AG	6,887,226
64,311	Daimler Truck Holding AG*	2,004,520
67,035	Deutsche Boerse AG	11,247,055
457,177	Deutsche Telekom AG	9,386,213
56,144	Elmos Semiconductor SE	2,830,078
141,458	Evotec SE*	3,919,905
143,140	Fresenius Medical Care AG & Co. KGaA	8,704,932
109,539	GEA Group AG	4,367,892
311,215	Henkel AG & Co. KGaA	21,291,537
84,926	Infineon Technologies AG	2,638,786
108,514	KION Group AG	5,317,263
78,904	Knorr-Bremse AG	5,388,812
24,995	LEG Immobilien SE	2,571,305
51,452	Mensch und Maschine Software SE(a)	3,011,530
126,800	Nexus AG	7,337,284
69,516	Rheinmetall AG	14,061,638
53,566	SAP SE	5,336,242
6,342	Sartorius AG	2,556,899
49,483	Symrise AG, Class A Shares	5,458,201
104,675	TAG Immobilien AG	1,893,521
120,167	TeamViewer AG*(b)	1,680,063
93,623	Vonovia SE	3,564,007
61,331	Zalando SE*(b)	2,490,853
	Total Germany	150,653,506
Greece - 0.1%
391,507	Sarantis SA*	3,065,967
Hong Kong - 3.6%
1,287,140	AIA Group Ltd.	13,165,642
912,800	ASM Pacific Technology Ltd.	8,262,168

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
Hong Kong - 3.6% - (continued)
6,438,500	BOC Hong Kong Holdings Ltd.	$24,643,152
1,212,000	Budweiser Brewing Co. APAC Ltd.(b)	3,204,325
1,673,500	CK Infrastructure Holdings Ltd.	11,212,588
470,472	Galaxy Entertainment Group Ltd.	2,505,920
88,770	Hong Kong Exchanges & Clearing Ltd.	3,805,154
2,374,200	Hongkong Land Holdings Ltd.	10,993,550
2,567,400	Swire Properties Ltd.	6,261,468
221,476	Techtronic Industries Co., Ltd.	2,872,705
	Total Hong Kong	86,926,672
India - 5.2%
202,816	Aarti Industries Ltd.	1,985,568
337,955	Aavas Financiers Ltd.*	9,669,569
46,019	Asian Paints Ltd.	1,678,954
668,737	Axis Bank Ltd.*	5,849,358
90,986	Bajaj Finance Ltd.	7,134,650
421,993	Berger Paints India Ltd.	3,345,894
546,609	Bharti Airtel Ltd.*	4,717,067
1,616,646	City Union Bank Ltd.	2,915,922
55,386	Divi's Laboratories Ltd.	2,564,015
29,083	Dixon Technologies India Ltd.	1,428,590
161,754	Dr Lal PathLabs Ltd.(b)	4,326,769
1,719,884	Edelweiss Financial Services Ltd.	1,205,539
240,485	Elgi Equipments Ltd.	1,067,692
29,370	GMM Pfaudler Ltd.	1,587,466
219,602	Godrej Consumer Products Ltd.*	2,172,026
115,766	Godrej Properties Ltd.*	2,084,641
168,927	HDFC Bank Ltd.	2,992,583
340,378	Housing Development Finance Corp., Ltd	10,104,246
361,857	ICICI Bank Ltd.	3,459,611
130,897	ICICI Lombard General Insurance Co., Ltd.(b)	2,133,982
2,185,600	JM Financial Ltd.	1,823,944
231,645	Jubilant Foodworks Ltd.	1,620,090
96,202	Kotak Mahindra Bank Ltd.	2,269,815
31,862	Maruti Suzuki India Ltd.	3,239,975
343,451	Max Financial Services Ltd.*	3,484,794
165,814	Muthoot Finance Ltd.	2,441,359
597,781	Nippon Life India Asset Management Ltd.(b)	2,188,437
4,129,481	NTPC Ltd.	8,297,323
280,724	Reliance Industries Ltd.	9,526,994
247,129	SBI Life Insurance Co., Ltd.(b)	3,712,309
52,311	SRF Ltd.	1,661,722
106,511	Supreme Industries Ltd.	2,520,368
231,635	Tata Communications Ltd.	2,944,256
196,857	Tata Consumer Products Ltd.	1,964,448
60,737	Titan Co., Ltd.	1,733,185
911,381	Vijaya Diagnostic Centre Pvt Ltd.*	4,194,267
1,231,785	Zomato Ltd.*	1,185,722
	Total India	127,233,150
Indonesia - 1.4%
27,128,900	Astra International Tbk PT	13,669,328
15,089,900	Bank Central Asia Tbk PT	8,016,293
1,345,500	Bank Negara Indonesia Persero Tbk PT	846,090
14,489,100	Bank Rakyat Indonesia Persero Tbk PT	4,596,093
5,574,076	Merdeka Copper Gold Tbk PT*	2,080,487

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
Indonesia - 1.4% - (continued)
57,477,600	Sarana Menara Nusantara Tbk PT	$3,941,053
	Total Indonesia	33,149,344
Ireland - 1.2%
13,535	Accenture PLC, Class A Shares	4,039,656
48,208	CRH PLC	1,994,943
147,372	DCC PLC	10,428,653
198,355	Experian PLC	6,645,414
29,553	Kerry Group PLC, Class A Shares	3,055,643
43,293	Ryanair Holdings PLC, ADR*	3,775,150
	Total Ireland	29,939,459
Israel - 0.3%
1,090,875	Nayax Ltd.*	1,902,724
6,999	Nice Ltd., ADR*	1,390,841
44,688	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,454,247
	Total Israel	6,747,812
Italy - 1.2%
543,707	Banca Mediolanum SpA	4,298,400
21,652	DiaSorin SpA	2,849,677
87,853	Digital Value SpA*	6,853,762
170,062	Ermenegildo Zegna Holditalia SpA*	1,741,435
149,695	Gruppo MutuiOnline SpA	4,599,927
1,640,706	Snam SpA	9,533,930
	Total Italy	29,877,131
Japan - 13.7%
97,633	Avant Corp.(a)	1,006,077
343,600	Bridgestone Corp.	13,524,162
220,400	Chiba Bank Ltd.	1,133,767
126,700	Chugai Pharmaceutical Co., Ltd.	3,464,616
199,600	Comture Corp.	4,384,090
201,000	Daiichi Sankyo Co., Ltd.	5,331,743
18,400	Daikin Industries Ltd.	2,942,724
270,400	Direct Marketing MiX Inc.	3,784,656
19,500	Disco Corp.	5,287,637
240,800	eGuarantee Inc.	4,064,778
64,200	Ezaki Glico Co., Ltd.	1,852,103
64,900	Freee KK*	1,451,153
191,800	Fujitsu General Ltd.	3,683,800
218,318	Funai Soken Holdings Inc.	3,630,298
216,300	Hachijuni Bank Ltd.	754,834
15,600	Hikari Tsushin Inc.	1,764,128
53,610	Hirose Electric Co., Ltd.	7,458,713
386,800	Honda Motor Co., Ltd.	9,610,174
41,100	Hoshizaki Corp.	2,429,037
94,400	Ito En Ltd.	4,000,499
479,300	Japan Elevator Service Holdings Co., Ltd.	5,653,200
115,500	Kansai Paint Co., Ltd.	1,431,563
119,500	Kao Corp.	4,810,721
9,847	Keyence Corp.	3,927,269
987,600	Kirin Holdings Co., Ltd.	15,259,793
71,200	Kobayashi Pharmaceutical Co., Ltd.	4,770,796
415,500	Komatsu Ltd.	10,276,591
9,800	Kose Corp.	885,060
128,900	Lion Corp.	1,438,097
49,400	Management Solutions Co., Ltd.*	1,904,870
576,981	Maruwa Unyu Kikan Co., Ltd.	7,103,907

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
Japan - 13.7% - (continued)
364,200	Mebuki Financial Group Inc.	$686,761
49,700	MedPeer Inc.*	813,335
816,500	Mitsubishi Electric Corp.	8,950,982
72,900	Murata Manufacturing Co., Ltd.	4,697,150
545,800	Nabtesco Corp.	12,957,360
119,820	NexTone Inc.*(a)	3,359,648
63,600	Nihon Kohden Corp.	1,506,780
271,600	Nippon Telegraph & Telephone Corp.	8,255,613
17,900	Nissin Foods Holdings Co., Ltd.	1,169,956
156,200	Nomura Research Institute Ltd.	4,289,013
324,200	North Pacific Bank Ltd.	547,623
191,700	NTT Data Corp.	3,000,149
28,900	Obic Co., Ltd.	4,266,413
55,800	Omron Corp.	3,202,933
706,700	ORIX Corp.	13,417,944
235,700	Otsuka Holdings Co., Ltd.	7,837,293
255,100	Outsourcing Inc.	2,188,069
131,100	Pan Pacific International Holdings Corp.	2,014,173
197,400	Persol Holdings Co., Ltd.	3,822,401
178,300	Premium Group Co., Ltd.	5,624,721
672,806	Prestige International Inc.	3,337,114
192,804	Rakus Co., Ltd.	2,394,675
161,200	Rohto Pharmaceutical Co., Ltd.	4,133,124
227,700	Santen Pharmaceutical Co., Ltd.	1,838,140
69,600	Secom Co., Ltd.	4,586,317
212,400	SERAKU Co., Ltd.(a)	1,881,805
171,600	Seven & i Holdings Co., Ltd.	7,198,983
294,800	Shimadzu Corp.	10,796,724
1,175,296	SIGMAXYZ Holdings Inc.(c)	10,337,974
11,600	SMC Corp.	5,970,603
108,438	SMS Co., Ltd.	2,510,802
32,700	Sohgo Security Services Co., Ltd.	902,994
46,100	Sony Group Corp.	4,337,232
231,700	S-Pool Inc.	2,194,946
142,500	Stanley Electric Co., Ltd.	2,579,944
101,200	Strike Co., Ltd.	2,906,682
93,800	Suzuki Motor Corp.	2,769,536
2,179,100	Systena Corp.	7,077,741
54,200	Temairazu Inc.(a)	2,424,995
39,600	Terumo Corp.	1,278,230
149,100	Toyo Suisan Kaisha Ltd.	5,565,887
240,100	ValueCommerce Co., Ltd.	5,882,105
133,800	WealthNavi Inc.*(a)	1,920,579
127,600	Yokogawa Electric Corp.	2,295,665
1,255,900	Z Holdings Corp.	4,134,570
	Total Japan	332,886,540
Jersey, Channel Islands - 0.4%
926,495	JTC PLC(b)	8,678,105
Luxembourg - 0.2%
143,214	Tenaris SA	2,392,781
72,132	Tenaris SA, ADR	2,404,881
	Total Luxembourg	4,797,662
Malaysia - 0.1%
5,517,500	CTOS Digital Bhd	1,803,433

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
Mexico - 1.3%
2,010,800	Grupo Financiero Banorte SAB de CV, Class O Shares	$12,999,865
855,908	Grupo Mexico SAB de CV, Class B Shares	4,226,100
1,880,508	Qualitas Controladora SAB de CV	9,402,659
1,546,975	Wal-Mart de Mexico SAB de CV	5,721,050
	Total Mexico	32,349,674
Netherlands - 3.7%
1,259	Adyen NV*(b)	1,960,728
114,425	Akzo Nobel NV	10,001,727
25,003	ASML Holding NV	14,418,670
47,160	Euronext NV(b)	4,084,709
2,748,696	ING Groep NV	31,103,217
429,958	Koninklijke Philips NV	11,087,275
7,931	NXP Semiconductors NV	1,504,987
191,193	Prosus NV*	9,929,034
13,715	Shop Apotheke Europe NV*(a)(b)	1,502,166
50,565	Wolters Kluwer NV	5,005,072
	Total Netherlands	90,597,585
Norway - 0.3%
768,946	Orkla ASA	6,057,461

Peru - 0.1%
22,365	Credicorp Ltd.	3,139,599
Philippines - 0.3%
3,796,982	Ayala Land Inc.	2,138,154
1,386,794	BDO Unibank Inc.	3,522,802
131,700	SM Investments Corp.	2,152,202
	Total Philippines	7,813,158
Poland - 0.3%
86,432	Grupa Pracuj SA*(a)	1,057,438
391,260	InPost SA*	2,687,708
140,646	LiveChat Software SA(a)	3,079,465
	Total Poland	6,824,611
Portugal - 0.4%
591,220	Galp Energia SGPS SA	7,734,997
128,889	Jeronimo Martins SGPS SA	2,640,731
	Total Portugal	10,375,728
Russia - 0.0%
70,391	Fix Price Group Ltd., GDR(c)(e)@	2,816
322,796	Fix Price Group Ltd., GDR(b)(e)@	12,912
102,511	Ozon Holdings PLC, ADR*(e)@	20,502
12,292	Polyus PJSC(e)@	4,116
845	Polyus PJSC, GDR(e)@	127
1,239	Polyus PJSC, GDR(c)(e)@	186
25,793	Sberbank of Russia PJSC, ADR (listed in UK)*(c)(e)@	51
218,805	Sberbank of Russia PJSC, ADR (listed in US)*(e)@	437
44,201	Yandex NV, Class A Shares*(e)@	16,354
	Total Russia	57,501
Singapore - 1.5%
26,061,800	Genting Singapore Ltd.	14,812,508
2,853,900	Sheng Siong Group Ltd.	3,188,081
832,700	United Overseas Bank Ltd.	17,888,309
	Total Singapore	35,888,898
South Africa - 0.3%
18,532	Capitec Bank Holdings Ltd.	2,669,008
79,318	Gold Fields Ltd.	746,212

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
South Africa - 0.3% - (continued)
206,056	Gold Fields Ltd., ADR	$1,924,563
103,394	Investec PLC	629,442
	Total South Africa	5,969,225
South Korea - 2.9%
129,457	Coupang Inc., Class A Shares*	1,748,964
37,623	Hyundai Heavy Industries Co., Ltd.*(a)	3,608,626
64,457	Korea Aerospace Industries Ltd.	2,717,550
86,887	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	6,387,733
71,439	LEENO Industrial Inc.	8,965,320
3,781	LG Household & Health Care Ltd.	2,224,374
34,364	NAVER Corp.	7,896,435
338,260	NICE Information Service Co., Ltd.(a)	4,580,573
565,562	Samsung Electronics Co., Ltd.	30,670,483
24,985	Tokai Carbon Korea Co., Ltd.	2,772,000
	Total South Korea	71,572,058
Spain - 0.6%
142,499	Amadeus IT Group SA*	8,866,788
179,972	Fluidra SA	4,766,189
	Total Spain	13,632,977
Sweden - 2.6%
130,513	Assa Abloy AB, Class B Shares	3,217,634
1,134,043	Elekta AB, Class B Shares	8,851,887
205,928	Epiroc AB, Class A Shares	3,995,613
118,111	Essity AB, Class B Shares	3,100,388
1,097,900	Fortnox AB	6,477,142
126,939	Hemnet Group AB	1,840,972
62,623	KNOW IT AB	2,072,577
38,380	Olink Holding AB, ADR*(a)	451,349
954,641	SKF AB, Class B Shares	16,890,796
113,741	Svenska Cellulosa AB SCA, Class B Shares	2,063,180
269,941	Swedbank AB, Class A Shares	4,087,769
6,785,282	VEF AB*	2,398,336
150,201	Vitec Software Group AB, Class B Shares	8,027,038
	Total Sweden	63,474,681
Switzerland - 6.1%
80,491	Alcon Inc.	6,034,259
1,682	Barry Callebaut AG, Class Registered Shares	3,695,807
135	Chocoladefabriken Lindt & Spruengli AG	1,357,453
45,980	Cie Financiere Richemont SA, Class Registered Shares	5,120,050
6,623	Geberit AG, Class Registered Shares	3,636,539
3,466	Givaudan SA, Class Registered Shares	12,759,849
1,310,896	Glencore PLC	8,621,014
503,437	Julius Baer Group Ltd.	25,999,426
10,328	Lonza Group AG, Class Registered Shares	6,228,003
298,281	Nestle SA, Class Registered Shares	36,498,688
5,260	Partners Group Holding AG	5,658,096
19,668	PolyPeptide Group AG(b)	1,544,747
30,639	Roche Holding AG	10,429,889
24,826	Schindler Holding AG	5,099,419
2,973	SGS SA, Class Registered Shares	7,399,615
16,737	Sika AG, Class Registered Shares	4,636,027
263,194	UBS Group AG, Class Registered Shares	4,956,292
	Total Switzerland	149,675,173
Taiwan - 2.8%
410,926	Chief Telecom Inc.	4,293,835

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
Taiwan - 2.8% - (continued)
403,000	Delta Electronics Inc.	$3,330,557
418,137	M3 Technology Inc.	3,103,447
1,158,000	Taiwan Semiconductor Manufacturing Co., Ltd.	22,184,190
297,818	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,382,055
156,981	Voltronic Power Technology Corp.	7,960,374
	Total Taiwan	69,254,458
Thailand - 0.2%
2,129,100	CP ALL PCL, Class F Shares(c)	4,111,130
United Arab Emirates - 0.1%
1,088,069	Network International Holdings PLC*(b)	2,976,834
United Kingdom - 12.9%
2,597,471	Ashmore Group PLC	8,099,930
33,924	Ashtead Group PLC	1,777,709
556,775	Associated British Foods PLC	12,151,066
127,642	AstraZeneca PLC, ADR	8,485,640
1,765,555	BAE Systems PLC	16,820,397
1,380,593	Baltic Classifieds Group PLC*	2,690,524
953,086	boohoo Group PLC*	1,029,725
409,722	Bridgepoint Group PLC(b)	1,665,225
162,072	Burberry Group PLC	3,503,767
1,246,859	Bytes Technology Group PLC	7,335,574
14,513,923	Centrica PLC*	14,497,393
183,634	Coca-Cola Europacific Partners PLC	9,756,474
678,124	Compass Group PLC	15,209,831
24,821	Croda International PLC	2,163,229
292,897	Diageo PLC	13,601,324
1,021,724	DiscoverIE Group PLC	9,603,319
125,738	Ergomed PLC*	1,754,015
252,622	FDM Group Holdings PLC	2,981,570
236,894	Future PLC	5,919,674
507,886	GSK PLC	11,094,349
155,274	Halma PLC	4,366,089
4,142,195	HSBC Holdings PLC	27,757,569
1,640,450	Ideagen PLC	7,198,536
354,721	IMI PLC	6,316,839
2,274,797	Informa PLC*	15,636,095
78,088	Intertek Group PLC	4,564,378
3,881,947	Johnson Service Group PLC*	5,715,506
2,234,465	Kin & Carta PLC*	6,112,507
22,285	Linde PLC	7,209,562
78,409	London Stock Exchange Group PLC	7,315,803
572,484	Mortgage Advice Bureau Holdings Ltd.(c)	7,360,496
14,217	Ninety One PLC	40,495
67,534	Ocado Group PLC*	794,341
309,651	Patisserie Holdings PLC*(c)(e)	3,902
357,269	Persimmon PLC	9,809,558
144,321	Reckitt Benckiser Group PLC	11,168,750
411,642	Smith & Nephew PLC	6,714,359
45,035	Spirax-Sarco Engineering PLC	6,001,461
159,946	Unilever PLC	7,703,566
434,872	WH Smith PLC*	8,746,584
789,583	YouGov PLC(c)	13,671,391
	Total United Kingdom	314,348,522
United States - 2.4%
50,299	ACM Research Inc., Class A Shares*	762,533

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.0% - (continued)
United States - 2.4% - (continued)
29,279	Agilent Technologies Inc.	$3,734,829
56,574	Analog Devices Inc.	9,527,061
26,970	ANSYS Inc.*	7,021,909
47,441	Bruker Corp.	2,964,114
129,997	Cadence Design Systems Inc.*	19,984,439
572	Canva Inc., Private Placement*(c)(e)@	546,231
123,673	Codere Online Luxembourg SA Forward Shares*(c)	372,256
24,735	Codere Online Luxembourg SA Founders Shares*(c)(e)@	64,064
1,830	Codere Online Luxembourg,SA Private Shares*(c)	5,508
11,362	Mastercard Inc., Class A Shares	4,066,119
12,794	Nordson Corp.	2,787,557
10,839	Texas Instruments Inc.	1,915,902
44,560	Waste Connections Inc.	5,683,182
	Total United States	59,435,704
	TOTAL COMMON STOCKS
	(Cost - $2,078,803,379)	2,292,300,449
EXCHANGE TRADED FUND (ETF) - 3.3%
United States - 3.3%
1,531,753	iShares Core MSCI Emerging Markets (Cost - $83,005,655)	80,524,255
WARRANTS - 0.0%
Switzerland - 0.0%
96,408	Cie Financiere Richemont SA*(c)	57,290
United States - 0.0%
915	Codere Online Luxembourg SA*	284
	TOTAL WARRANTS
	(Cost - $0)	57,574
PREFERRED STOCKS - 0.0%
United States - 0.0%
31	Canva Inc., Series A, Private Placement*(c)(e)@	29,604
1	Canva Inc., Series A-3, Private Placement*(c)(e)@	955
	Total United States	30,559
	TOTAL PREFERRED STOCKS
	(Cost - $54,553)	30,559
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,161,863,587)	2,372,912,837

Schedules of Investments
May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
94,105	AUD	ANZ National Bank - Hong Kong, 0.030% due 6/1/22	$67,530
12,094,482		Barclays Bank PLC - London, 0.400% due 6/1/22	12,094,482
252,270	GBP	BNP Paribas - Paris, 0.420% due 6/1/22	317,885
14,399,757		BNP Paribas SA - Paris, 0.400% due 6/1/22	14,399,757
		Brown Brothers Harriman - Grand Cayman:
632,845	CHF	(1.460)% due 6/1/22	659,763
106,217	DKK	(0.620)% due 6/1/22	15,328
4	HKD	0.000% due 6/1/22	1
4,880,392	SEK	0.005% due 6/1/22	499,784
20	NOK	0.140% due 6/1/22	2
4	NZD	0.400% due 6/1/22	3
1,074,972	ZAR	5.700% due 6/1/22	68,708
2,290,632	EUR	Citibank - London, (0.780)% due 6/1/22	2,459,222
3,477,795	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.000% due 6/1/22	443,186
261,390	SGD	Hong Kong & Shanghai Bank - Singapore, 0.120% due 6/1/22	190,803
6,949,717		JPMorgan Chase & Co. - New York, 0.400% due 6/1/22	6,949,717
253,361	CAD	Royal Bank of Canada - Toronto, 0.280% due 6/1/22	200,317
		Sumitomo Mitsui Banking Corp. - Tokyo:
85,609,172	JPY	(0.410)% due 6/1/22	665,003
25,744,108		0.400% due 6/1/22	25,744,108
		TOTAL TIME DEPOSITS
		(Cost - $64,775,599)	64,775,599
Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.7%
MONEY MARKET FUND - 2.7%
66,019,140		Federated Government Obligations Fund, Premier Class, 0.694%(f)
		(Cost - $66,019,140)	$66,019,140
		TOTAL INVESTMENTS - 102.7%
		(Cost - $2,292,658,326)	2,503,707,576
		Liabilities in Excess of Other Assets - (2.7)%	(65,668,977)
		TOTAL NET ASSETS - 100.0%	$2,438,038,599

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $54,648,675 and represents 2.24% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $90,368,139 and represents 3.71% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/21	$397,070	$546,231	0.02%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	29,604	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	955	0.00	%*
Codere Online Luxembourg SA Founders Shares	11/29/2021	215	64,064	0.00	%*
Fix Price Group Ltd., GDR	3/8/2021	84,213	2,816	0.00	%*
Fix Price Group Ltd., GDR	3/5/2021	3,020,238	12,912	0.00	%*
Ozon Holdings PLC, ADR	11/24/2020	1,600,889	20,502	0.00	%*
Polyus PJSC	10/30/2020	187,118	4,116	0.00	%*
Polyus PJSC, GDR	5/6/2021	81,460	127	0.00	%*
Polyus PJSC, GDR	12/1/2020	111,317	186	0.00	%*
Sberbank of Russia PJSC, ADR	9/12/2018	78,134	51	0.00	%*
Sberbank of Russia PJSC, ADR	4/6/2017	1,446,313	437	0.00	%*
TCS Group Holding PLC, GDR	3/12/2021	613,117	3	0.00	%*
Yandex NV, Class A Shares	4/6/2017	1,068,606	16,354	0.00	%*
Total			$698,358	0.02%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.7%
Financial	16.7
Industrial	16.6
Technology	12.3
Consumer Cyclical	8.6
Communications	6.5
Basic Materials	4.5
Energy	3.1
Utilities	1.6
Exchange Traded Funds (ETFs)	3.2
Short-Term Investments	2.6
Money Market Fund	2.6
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations International Equity Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
116	EUR	382,336	Erste Group Bank AG	GSC	6/17/22	$48.00	$(2)
5	GBP	3,701,000	London Stock Exchange Group PLC	BBH	6/17/22	83.00	(126)
			TOTAL OPTIONS CONTRACTS WRITTEN
			(Premiums received — $26,376)				$(128)

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
BBH	—	Brown Brothers Harriman

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 91.2%
BASIC MATERIALS - 4.0%
Chemicals - 1.8%
41,903	DuPont de Nemours Inc.	$2,843,119
66,123	Nutrien Ltd.	6,440,853
	Total Chemicals	9,283,972
Mining - 2.2%
100,646	BHP Group Ltd.	3,205,114
45,675	Freeport-McMoRan Inc.	1,784,979
39,425	Newmont Corp.	2,674,986
48,000	Rio Tinto PLC, ADR	3,525,120
	Total Mining	11,190,199
	TOTAL BASIC MATERIALS	20,474,171
COMMUNICATIONS - 8.0%
Advertising - 0.2%
125,800	Hakuhodo DY Holdings Inc.	1,280,354
Internet - 0.1%
7,725	Cogent Communications Holdings Inc.	466,513
Media - 0.4%
45,912	Comcast Corp., Class A Shares	2,032,983
Telecommunications - 7.3%
253,559	AT&T Inc.	5,398,271
130,300	BCE Inc.	7,099,125
87,959	Cisco Systems Inc.	3,962,553
27,400	Corning Inc.	981,468
44,536	SK Telecom Co., Ltd.	2,044,358
85,400	TELUS Corp.	2,138,416
175,551	Verizon Communications Inc.	9,004,011
4,302,218	Vodafone Group PLC	7,085,362
	Total Telecommunications	37,713,564
	TOTAL COMMUNICATIONS	41,493,414
CONSUMER CYCLICAL - 4.9%
Auto Manufacturers - 0.3%
42,605	General Motors Co.*	1,647,961
Distribution/Wholesale - 0.8%
87,600	Mitsui & Co., Ltd.	2,194,880
6,900	Watsco Inc.	1,763,847
	Total Distribution/Wholesale	3,958,727
Home Builders - 0.3%
36,701	PulteGroup Inc.	1,661,087
Home Furnishings - 0.1%
14,325	Leggett & Platt Inc.	561,110
Lodging - 0.4%
54,531	Las Vegas Sands Corp.*	1,933,669
Retail - 2.3%
7,650	Best Buy Co., Inc.	627,759
3,275	Home Depot Inc.(a)	991,506
7,908	Lowe's Cos., Inc.	1,544,432
6,625	McDonald's Corp.(a)	1,670,891
100,610	Walgreens Boots Alliance Inc.	4,409,736
20,939	Walmart Inc.	2,693,384
	Total Retail	11,937,708
Toys/Games/Hobbies - 0.7%
8,890	Hasbro Inc.	797,878

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 91.2% - (continued)
CONSUMER CYCLICAL - 4.9% - (continued)
Toys/Games/Hobbies - 0.7% - (continued)
5,645	Nintendo Co., Ltd.	$2,512,564
	Total Toys/Games/Hobbies	3,310,442
	TOTAL CONSUMER CYCLICAL	25,010,704
CONSUMER NON-CYCLICAL - 24.7%
Agriculture - 3.4%
189,120	British American Tobacco PLC	8,346,371
89,471	Philip Morris International Inc.	9,506,294
	Total Agriculture	17,852,665
Beverages - 1.1%
59,103	Coca-Cola Co.	3,745,948
12,425	PepsiCo Inc.	2,084,294
	Total Beverages	5,830,242
Biotechnology - 2.5%
15,290	Amgen Inc.	3,925,555
134,100	Gilead Sciences Inc.	8,696,385
	Total Biotechnology	12,621,940
Commercial Services - 0.3%
615	SGS SA, Class Registered Shares	1,530,697
Cosmetics/Personal Care - 0.9%
33,900	Kao Corp.	1,364,715
8,950	Procter & Gamble Co.	1,323,526
44,825	Unilever PLC	2,162,200
	Total Cosmetics/Personal Care	4,850,441
Food - 1.5%
99,580	Conagra Brands Inc.	3,275,186
27,990	General Mills Inc.	1,955,101
36,450	Kellogg Co.	2,542,023
	Total Food	7,772,310
Healthcare-Products - 0.6%
32,092	Medtronic PLC	3,214,014
Healthcare-Services - 1.5%
7,978	Anthem Inc.	4,065,668
32,081	Fresenius Medical Care AG & Co. KGaA	1,950,978
3,049	Humana Inc.	1,384,947
	Total Healthcare-Services	7,401,593
Household Products/Wares - 1.3%
21,400	Clorox Co.	3,110,704
25,500	Kimberly-Clark Corp.	3,392,010
	Total Household Products/Wares	6,502,714
Pharmaceuticals - 11.6%
98,231	AbbVie Inc.(a)	14,476,302
31,669	AstraZeneca PLC	4,189,773
60,175	AstraZeneca PLC, ADR	4,000,434
123,177	Bristol-Myers Squibb Co.	9,293,705
53,425	Cardinal Health Inc.	3,008,896
37,850	CVS Health Corp.	3,661,987
27,175	Johnson & Johnson(a)	4,878,728
108,960	Merck & Co., Inc.	10,027,589
76,265	Pfizer Inc.	4,045,096
12,530	Sanofi(b)	1,338,117

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 91.2% - (continued)
CONSUMER NON-CYCLICAL - 24.7% - (continued)
Pharmaceuticals - 11.6% - (continued)
68,800	Viatris Inc.	$844,176
	Total Pharmaceuticals	59,764,803
	TOTAL CONSUMER NON-CYCLICAL	127,341,419
ENERGY - 11.4%
Energy-Alternate Sources - 0.2%
16,375	NextEra Energy Partners LP	1,173,269

Oil & Gas - 7.6%
34,150	Chesapeake Energy Corp.	3,325,527
53,861	Chevron Corp.	9,407,362
37,825	ConocoPhillips	4,250,017
73,970	Exxon Mobil Corp.	7,101,120
10,775	Pioneer Natural Resources Co.	2,994,804
86,358	Shell PLC	2,557,666
151,530	TotalEnergies SE	8,959,439
13,133	Woodside Energy Group Ltd.	279,312
	Total Oil & Gas	38,875,247
Pipelines - 3.6%
177,825	Enbridge Inc.	8,214,987
155,015	Enterprise Products Partners LP	4,250,511
77,951	TC Energy Corp.	4,512,012
42,250	Williams Cos., Inc.	1,565,785
	Total Pipelines	18,543,295
	TOTAL ENERGY	58,591,811
FINANCIAL - 18.6%
Banks - 8.8%
164,128	Bank Leumi Le-Israel BM	1,634,648
34,750	Canadian Imperial Bank of Commerce	1,911,690
53,300	Citizens Financial Group Inc.	2,205,554
44,809	Fifth Third Bancorp	1,766,819
264,415	Huntington Bancshares Inc.	3,670,080
35,045	JPMorgan Chase & Co.(a)	4,634,000
184,400	KeyCorp	3,680,624
7,550	Morgan Stanley	650,357
417,694	Nordea Bank Abp	4,257,408
12,050	Northern Trust Corp.	1,346,587
234,511	Oversea-Chinese Banking Corp., Ltd.	2,021,420
42,200	PNC Financial Services Group Inc.	7,402,302
82,810	Truist Financial Corp.	4,118,969
64,573	US Bancorp	3,426,889
67,941	Wells Fargo & Co.	3,109,660
	Total Banks	45,837,007
Diversified Financial Services - 1.8%
17,625	CME Group Inc., Class A Shares(a)	3,504,379
12,841	Deutsche Boerse AG	2,154,448
53,375	Virtu Financial Inc., Class A Shares	1,394,689
111,948	Western Union Co.	2,030,737
	Total Diversified Financial Services	9,084,253
Equity Real Estate Investment Trusts (REITs) - 4.5%
6,325	Alexandria Real Estate Equities Inc.	1,049,634
58,775	American Campus Communities Inc.	3,820,375
16,492	Boston Properties Inc.	1,833,581
105,300	Brixmor Property Group Inc.	2,567,214
6,650	Camden Property Trust	954,208

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 91.2% - (continued)
FINANCIAL - 18.6% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.5% - (continued)
7,400	Crown Castle International Corp.(a)	$1,403,410
6,375	Duke Realty Corp.	336,791
15,825	Equity Residential	1,215,835
50,887	National Retail Properties Inc.	2,254,294
83,620	Omega Healthcare Investors Inc.	2,489,367
9,775	Prologis Inc.	1,246,117
68,300	STORE Capital Corp.	1,884,397
12,525	Terreno Realty Corp.	760,393
35,925	Urban Edge Properties	677,186
19,158	VICI Properties Inc.	591,024
	Total Equity Real Estate Investment Trusts (REITs)	23,083,826
Insurance - 3.5%
42,106	Ageas SA/NV	2,122,456
18,466	Allianz SE, Class Registered Shares	3,867,980
10,393	Chubb Ltd.	2,195,937
9,147	Everest Re Group Ltd.	2,584,028
8,025	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,962,742
40,764	NN Group NV	2,029,569
6,272	Zurich Insurance Group AG	2,872,667
	Total Insurance	17,635,379
	TOTAL FINANCIAL	95,640,465
INDUSTRIAL - 5.3%
Aerospace/Defense - 1.5%
22,964	Airbus SE	2,690,645
10,348	General Dynamics Corp.	2,327,369
34,125	Raytheon Technologies Corp.	3,245,970
	Total Aerospace/Defense	8,263,984
Electrical Components & Equipment - 0.3%
14,900	Emerson Electric Co.	1,321,034
Machinery-Construction & Mining - 0.6%
6,525	Caterpillar Inc.(a)	1,408,421
82,753	Sandvik AB	1,700,517
	Total Machinery-Construction & Mining	3,108,938
Machinery-Diversified - 0.4%
15,810	AGCO Corp.	2,025,735
Miscellaneous Manufacturers - 1.3%
26,623	Eaton Corp. PLC(a)	3,689,948
22,378	Siemens AG, Class Registered Shares	2,941,562
	Total Miscellaneous Manufacturers	6,631,510
Packaging & Containers - 0.6%
254,200	Amcor PLC	3,330,020
Transportation - 0.6%
69,362	Deutsche Post AG, Class Registered Shares	2,868,205
	TOTAL INDUSTRIAL	27,549,426
TECHNOLOGY - 3.9%
Computers - 0.3%
9,454	Capgemini SE(b)	1,836,330
Semiconductors - 2.2%
2,788	Broadcom Inc.	1,617,402
30,338	Intel Corp.	1,347,614
64,000	MediaTek Inc.	1,980,937
11,825	QUALCOMM Inc.	1,693,577

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 91.2% - (continued)
TECHNOLOGY - 3.9% - (continued)
Semiconductors - 2.2% - (continued)
39,883	Samsung Electronics Co., Ltd.	$1,944,889
16,050	Texas Instruments Inc.	2,836,998
	Total Semiconductors	11,421,417
Software - 1.4%
8,753	Microsoft Corp.(a)	2,379,678
28,476	Oracle Corp.	2,047,994
20,825	Paychex Inc.	2,578,760
	Total Software	7,006,432
	TOTAL TECHNOLOGY	20,264,179
UTILITIES - 10.4%
Electric - 10.4%
26,700	Ameren Corp.	2,541,573
36,455	American Electric Power Co., Inc.	3,719,504
119,875	CenterPoint Energy Inc.	3,841,994
110,365	Dominion Energy Inc.	9,294,940
58,830	Duke Energy Corp.	6,619,552
313,919	Enel SpA	2,039,255
422,702	National Grid PLC	6,256,523
31,750	NextEra Energy Inc.	2,403,157
141,125	PPL Corp.	4,259,152
27,825	Public Service Enterprise Group Inc.	1,907,125
9,925	Sempra Energy	1,626,311
100,135	Southern Co.	7,576,214
13,850	WEC Energy Group Inc.	1,455,220
	Total Electric	53,540,520
	TOTAL UTILITIES	53,540,520
	TOTAL COMMON STOCKS
	(Cost - $412,123,268)	469,906,109
EXCHANGE TRADED FUNDS (ETFs) - 5.4%
51,729	iShares Core High Dividend(b)	5,628,115
380,080	JPMorgan Equity Premium Income	22,071,246
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $27,127,495)	27,699,361
CONVERTIBLE PREFERRED STOCKS - 1.1%
TECHNOLOGY - 0.7%
Semiconductors - 0.4%
1,197	Broadcom Inc., 8.000%	2,184,202
Software - 0.3%
21,544	Change Healthcare Inc., 6.000%	1,692,066
	TOTAL TECHNOLOGY	3,876,268
UTILITIES - 0.4%
Electric - 0.4%
18,966	Dominion Energy Inc., 7.250%(b)	1,927,135
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $4,798,593)	5,803,403
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $444,049,356)	503,408,873

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 2.1%
EQUITY LINKED NOTES - 0.0%
$17,000	Goldman Sachs International, 16.000% due 9/27/22(c) (Cost - $321,611)	$586,393
TIME DEPOSITS - 2.1%
45	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	45
4,552,740	Barclays Bank PLC - London, 0.400% due 6/1/22	4,552,740
1,184,314	BNP Paribas - Paris, 0.400% due 6/1/22	1,184,314
4,071,585	Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	4,071,585
788,565	Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	788,565
	TOTAL TIME DEPOSITS
	(Cost - $10,597,249)	10,597,249
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $10,918,860)	11,183,642
Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
MONEY MARKET FUND - 1.1%
5,512,320	Federated Government Obligations Fund, Premier Class, 0.694%(d)
	(Cost - $5,512,320)	$5,512,320
	TOTAL INVESTMENTS - 100.9%
	(Cost - $460,480,536)	520,104,835
	Liabilities in Excess of Other Assets - (0.9)%	(4,493,071)
	TOTAL NET ASSETS - 100.0%	$515,611,764

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $586,393 and represents 0.11% of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.4%
Financial	18.4
Energy	11.3
Utilities	10.7
Communications	8.0
Industrial	5.3
Consumer Cyclical	4.8
Technology	4.6
Basic Materials	3.9
Exchange Traded Funds (ETFs)	5.3
Short-Term Investments	2.2
Money Market Fund	1.1
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Equity Income Fund (concluded)

Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
50	$625,000	Darden Restaurants Inc.	CITI	6/17/22	$90.00	$(2,000)
15	$454,125	Home Depot Inc.	CITI	6/17/22	$240.00	(420)
60	$505,080	Sysco Corp.	CITI	6/17/22	$65.00	(3,300)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $8,305)				$(5,720)

Counterparty Abbreviations used in this schedule:
CITI — Citigroup Global Markets Inc.

Abbreviations used in this schedule:

ADR — American Depositary Receipts

LP     —  Limited Partnership

PLC  —  Public Limited Company

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7%
Basic Materials - 0.5%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$236,299
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	173,000
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	205,894
	ASP Unifrax Holdings Inc.:
135,000	Senior Secured Notes, 5.250% due 9/30/28(a)	121,912
10,000	Senior Unsecured Notes, 7.500% due 9/30/29(a)	7,316
500,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	407,500
90,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	86,069
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,294,077
1,280,000	4.725% due 11/15/28	1,326,617
170,000	EverArc Escrow SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	147,900
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 5.315% due 4/14/32(a)	194,360
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	96,534
250,000	4.625% due 8/1/30	241,830
350,000	5.450% due 3/15/43	344,271
745,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	747,237
100,000	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	71,904
	Glencore Funding LLC, Company Guaranteed Notes:
490,000	1.625% due 4/27/26(a)	444,033
355,000	3.375% due 9/23/51(a)	259,218
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	114,400
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	171,166
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(a)	182,176
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,581,529
30,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(a)	26,700
185,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.900% due 3/15/52	134,871
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	35,977
20,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	18,350
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	451,535
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	314,500
145,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	118,900
	Total Basic Materials	9,556,075
Communications - 2.7%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	173,250
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	173,500
	Amazon.com Inc., Senior Unsecured Notes:
1,975,000	3.300% due 4/13/27	1,971,044
1,320,000	4.100% due 4/13/62	1,260,294
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	45,644
	AT&T Inc., Senior Unsecured Notes:
725,000	1.700% due 3/25/26	675,140
225,000	2.750% due 6/1/31	201,385
7,106,000	2.250% due 2/1/32	6,008,047
1,030,000	2.550% due 12/1/33	870,600
585,000	3.650% due 6/1/51	486,605
90,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	62,846

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Communications - 2.7% - (continued)
$400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	$375,080
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	244,462
125,000	4.500% due 8/15/30(a)	112,887
95,000	4.750% due 2/1/32(a)	84,550
85,000	4.250% due 1/15/34(a)	70,411
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	117,954
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	348,453
1,100,000	2.300% due 2/1/32	870,090
695,000	4.400% due 4/1/33	653,152
3,965,000	6.384% due 10/23/35	4,214,184
2,380,000	4.800% due 3/1/50	2,046,084
165,000	3.900% due 6/1/52	123,085
100,000	4.400% due 12/1/61	77,522
195,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	179,400
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
15,000	7.750% due 4/15/28(a)	12,586
135,000	7.500% due 6/1/29(a)	109,122
	Comcast Corp., Company Guaranteed Notes:
1,455,000	3.750% due 4/1/40	1,331,217
894,000	2.937% due 11/1/56(a)	666,717
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	92,957
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	70,869
175,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	153,177
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	368,949
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,722,711
295,000	CSC Holdings LLC, Senior Unsecured Notes, 5.750% due 1/15/30(a)	246,549
	Digicel Group Holdings Ltd.:
56,074	Senior Unsecured Notes, 8.000% due 4/1/25(a)(b)	42,399
79,795	Subordinated Notes, 7.000% (a)(b)(c)	43,887
110,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	103,730
	Discovery Communications LLC, Company Guaranteed Notes:
321,000	3.950% due 3/20/28	309,548
54,000	4.125% due 5/15/29	51,545
236,000	5.200% due 9/20/47	215,983
84,000	5.300% due 5/15/49	77,577
880,000	4.650% due 5/15/50	740,733
	DISH DBS Corp.:
80,000	Company Guaranteed Notes, 5.125% due 6/1/29	56,461
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	77,542
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	67,400
75,000	Endurance International Group Holdings Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	56,250
	Expedia Group Inc., Company Guaranteed Notes:
525,000	5.000% due 2/15/26	533,472
900,000	3.800% due 2/15/28	857,270
	Frontier Communications Holdings LLC:
	Secured Notes:
9,900	5.875% due 11/1/29	8,353
105,000	6.000% due 1/15/30(a)	89,157

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Communications - 2.7% - (continued)
	Senior Secured Notes:
$45,000	5.875% due 10/15/27(a)	$44,100
90,000	5.000% due 5/1/28(a)	83,722
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	122,134
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	23,450
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, zero coupon, due 8/1/23(d)(e)(f)	–
120,000	Senior Secured Notes, 6.500% due 3/15/30(a)	111,900
2,990,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,517,914
400,000	KT Corp., Senior Unsecured Notes, 2.500% due 7/18/26	382,235
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	34,106
81,270	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(b)	51,200
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	52,038
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	115,000
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	124,875
125,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	113,998
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	170,370
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(a)	42,862
1,010,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	919,383
815,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	708,705
343,000	Paramount Global, Senior Unsecured Notes, 4.950% due 1/15/31	343,442
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	101,969
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	33,244
460,000	Rogers Communications Inc., Company Guaranteed Notes, 4.550% due 3/15/52(a)	427,290
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	45,245
170,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	160,925
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 1.875% due 6/10/30	173,692
2,895,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	2,988,261
300,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	259,500
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	26,125
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	49,913
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
1,170,000	2.250% due 2/15/26	1,096,477
45,000	3.375% due 4/15/29	41,687
35,000	3.375% due 4/15/29(a)	32,423
2,041,000	2.875% due 2/15/31	1,791,018
	Senior Secured Notes:
1,285,000	3.875% due 4/15/30	1,235,721
720,000	3.000% due 2/15/41	564,963
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	33,831
	Uber Technologies Inc., Company Guaranteed Notes:
70,000	7.500% due 9/15/27(a)	72,358
85,000	4.500% due 8/15/29(a)	76,876
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(a)	68,719
	Verizon Communications Inc., Senior Unsecured Notes:
9,906,000	1.750% due 1/20/31	8,207,147
185,000	2.850% due 9/3/41	146,925
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	168,176
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	181,044

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Communications - 2.7% - (continued)
$30,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	$24,000
	Total Communications	54,520,793
Consumer Cyclical - 2.4%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	129,500
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,687,700
70,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	65,243
80,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	73,261
210,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	202,912
90,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	79,964
95,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	80,037
25,000	At Home Group Inc., Company Guaranteed Notes, 7.125% due 7/15/29(a)	16,908
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	365,280
1,702,000	1.650% due 1/15/31	1,366,056
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(a)	109,137
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	30,840
400,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	372,000
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	93,852
195,000	Carnival Corp., Senior Unsecured Notes, 5.750% due 3/1/27(a)	172,999
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	57,259
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	270,138
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	116,933
36,196	CWT Travel Group Inc., Senior Secured Notes, 8.500% due 11/19/26(a)	33,210
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	42,722
20,000	4.250% due 9/1/30	17,431
135,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	124,538
	Dick's Sporting Goods Inc., Senior Unsecured Notes:
450,000	3.150% due 1/15/32	375,198
175,000	4.100% due 1/15/52	124,122
755,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	703,406
640,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	646,179
200,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(a)	200,156
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	146,665
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	64,225
155,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	134,323
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	253,605
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
985,000	2.646% (3-Month USD-LIBOR + 1.235%) due 2/15/23(g)	976,474
400,000	4.950% due 5/28/27	398,113
195,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	176,475
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	64,125
	General Motors Financial Co., Inc., Senior Unsecured Notes:
420,000	2.400% due 10/15/28	360,180
430,000	3.100% due 1/12/32	363,546
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	105,525
150,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	136,500
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	136,613
1,055,000	Home Depot Inc., Senior Unsecured Notes, 3.300% due 4/15/40	931,718
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	145,776
100,000	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	101,003

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Cyclical - 2.4% - (continued)
$340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	$309,132
70,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	54,283
95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	82,650
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	306,900
	Lowe's Cos., Inc., Senior Unsecured Notes:
145,000	3.350% due 4/1/27	142,245
100,000	3.750% due 4/1/32	95,355
3,815,000	4.250% due 4/1/52	3,470,777
130,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	106,600
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	120,748
	Magallanes Inc., Company Guaranteed Notes:
750,000	3.755% due 3/15/27(a)	727,950
875,000	4.279% due 3/15/32(a)	817,815
4,465,000	5.141% due 3/15/52(a)	3,995,023
840,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	727,704
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	117,186
580,000	McDonald's Corp., Senior Unsecured Notes, 4.200% due 4/1/50	541,140
	Michaels Cos., Inc.:
115,000	Senior Secured Notes, 5.250% due 5/1/28(a)	94,588
100,000	Senior Unsecured Notes, 7.875% due 5/1/29(a)	71,659
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	92,950
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	115,292
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(a)	76,585
95,000	Senior Secured Notes, 5.875% due 2/15/27(a)	88,503
220,000	Senior Unsecured Notes, 3.625% due 12/15/24(a)	197,379
65,000	Penn National Gaming Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	53,196
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	230,000
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
110,000	5.625% due 9/1/29(a)	87,175
50,000	5.875% due 9/1/31(a)	39,136
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	27,533
125,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	115,955
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	139,116
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	275,148
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	106,603
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,513,932
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	94,325
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	64,400
	Staples Inc.:
55,000	Senior Secured Notes, 7.500% due 4/15/26(a)	50,798
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	28,700
305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	308,888
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(a)	59,295
3,590,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	3,442,398
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	179,660
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	121,388

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Cyclical - 2.4% - (continued)
$115,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	$87,426
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	83,294
612,734	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	606,380
1,843,750	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,692,971
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	28,951
210,000	4.625% due 4/15/29(a)	197,022
115,000	Victoria's Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	94,588
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	305,368
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	54,500
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,577,936
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	35,645
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	132,107
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	125,125
	Total Consumer Cyclical	47,363,270
Consumer Non-cyclical - 3.2%
	AbbVie Inc., Senior Unsecured Notes:
735,000	3.850% due 6/15/24	743,859
145,000	2.950% due 11/21/26	140,933
105,000	3.200% due 11/21/29	98,704
5,120,000	4.550% due 3/15/35	5,173,813
1,230,000	4.250% due 11/21/49	1,151,378
288,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	248,740
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	187,290
200,000	4.375% due 7/3/29	180,804
210,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	182,583
40,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	27,664
995,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	941,141
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	128,837
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	159,764
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	143,706
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	3,490,180
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
80,000	4.439% due 10/6/48	74,344
615,000	5.550% due 1/23/49	666,492
1,010,000	4.750% due 4/15/58	962,231
	Anthem Inc., Senior Unsecured Notes:
745,000	3.300% due 1/15/23	749,261
780,000	3.500% due 8/15/24	785,555
725,000	4.100% due 5/15/32	724,838
175,000	5.100% due 1/15/44	181,796
115,000	APi Escrow Corp., Company Guaranteed Notes, 4.750% due 10/15/29(a)	101,200
90,000	APi Group DE Inc., Company Guaranteed Notes, 4.125% due 7/15/29(a)	77,512
	Astrazeneca Finance LLC, Company Guaranteed Notes:
1,010,000	1.200% due 5/28/26	927,066
580,000	1.750% due 5/28/28	524,089

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Non-cyclical - 3.2% - (continued)
	BAT Capital Corp., Company Guaranteed Notes:
$475,000	2.259% due 3/25/28	$410,636
650,000	3.462% due 9/6/29	578,382
855,000	2.726% due 3/25/31	705,266
1,230,000	4.742% due 3/16/32	1,150,839
	Bausch Health Cos., Inc.:
	Senior Secured Notes:
45,000	6.125% due 2/1/27(a)	41,054
90,000	4.875% due 6/1/28(a)	77,317
60,000	Company Guaranteed Notes, 6.250% due 2/15/29(a)	37,289
795,000	Baxter International Inc., Senior Unsecured Notes, 2.272% due 12/1/28(a)	710,283
210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	211,844
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
780,000	0.750% due 11/13/25	719,026
630,000	3.550% due 3/15/42	571,422
90,000	2.550% due 11/13/50	66,269
455,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	394,615
	Cargill Inc., Senior Unsecured Notes:
575,000	2.125% due 11/10/31(a)	495,565
380,000	4.000% due 6/22/32(a)	381,234
80,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	71,756
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	71,163
935,000	2.500% due 3/1/31	797,087
70,000	2.625% due 8/1/31	60,074
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	86,083
85,000	4.750% due 2/15/31(a)	68,574
125,000	Secured Notes, 6.875% due 4/15/29(a)	97,662
	Cigna Corp.:
280,000	Company Guaranteed Notes, 3.050% due 10/15/27	268,143
1,075,000	Senior Unsecured Notes, 1.250% due 3/15/26	983,515
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	318,937
	Constellation Brands Inc.:
280,000	Company Guaranteed Notes, 3.150% due 8/1/29	256,873
510,000	Senior Unsecured Notes, 2.875% due 5/1/30	454,207
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	52,525
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	90,867
	CSL Finance PLC, Company Guaranteed Notes:
515,000	4.050% due 4/27/29(a)	515,850
515,000	4.250% due 4/27/32(a)	514,010
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	942,266
655,000	2.700% due 8/21/40	496,890
825,000	5.050% due 3/25/48	840,340
	CVS Pass-Through Trust:
1,158,173	Pass-Thru Certificates, 6.943% due 1/10/30	1,206,232
1,310,086	Senior Secured Notes, 6.036% due 12/10/28	1,377,937
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	909,638
70,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	55,337

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Non-cyclical - 3.2% - (continued)
	Encompass Health Corp., Company Guaranteed Notes:
$65,000	4.500% due 2/1/28	$60,428
20,000	4.750% due 2/1/30	18,300
165,000	4.625% due 4/1/31	146,231
110,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	83,637
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	197,949
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	82,567
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	169,521
820,000	1.650% due 10/1/30	691,420
	Global Payments Inc., Senior Unsecured Notes:
205,000	2.150% due 1/15/27	186,301
110,000	3.200% due 8/15/29	99,419
705,000	2.900% due 5/15/30	616,255
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	219,300
	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes:
250,000	3.375% due 3/24/29(a)	238,655
250,000	3.625% due 3/24/32(a)	239,217
	HCA Inc., Senior Secured Notes:
370,000	4.125% due 6/15/29	358,428
365,000	5.125% due 6/15/39	354,573
100,000	4.625% due 3/15/52(a)	88,051
85,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	74,588
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	130,400
	Humana Inc., Senior Unsecured Notes:
810,000	3.700% due 3/23/29	791,409
350,000	2.150% due 2/3/32	290,999
735,000	JBS Finance Luxembourg SARL, Company Guaranteed Notes, 2.500% due 1/15/27(a)	660,124
345,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	334,424
	Kaiser Foundation Hospitals, Unsecured Notes:
255,000	2.810% due 6/1/41	203,196
420,000	3.002% due 6/1/51	325,464
475,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.950% due 4/15/29	464,449
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,845,135
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
95,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	76,246
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	194,575
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	135,117
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	70,152
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	88,471
1,940,000	Merck & Co., Inc., Senior Unsecured Notes, 2.150% due 12/10/31	1,719,364
155,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	129,813
135,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	122,120
	Mondelez International Inc., Senior Unsecured Notes:
100,000	2.625% due 3/17/27	95,315
725,000	1.500% due 2/4/31	585,629
1,320,000	3.000% due 3/17/32	1,191,775
200,000	Mozart Debt Merger Sub Inc., Senior Unsecured Notes, 5.250% due 10/1/29(a)	177,042
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	22,563
110,000	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	100,264

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Non-cyclical - 3.2% - (continued)
$200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	$192,275
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
17,000	7.375% due 6/1/25(a)	17,627
129,000	7.250% due 2/1/28(a)	136,678
145,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(a)	143,369
70,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	58,800
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	98,354
80,000	4.250% due 8/1/29(a)	71,077
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(a)	42,848
150,000	4.625% due 4/15/30(a)	134,555
125,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	115,100
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	61,266
860,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	696,154
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	282,293
95,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	77,570
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	61,342
	Royalty Pharma PLC, Company Guaranteed Notes:
95,000	1.750% due 9/2/27	83,807
1,195,000	2.200% due 9/2/30	996,888
650,000	2.150% due 9/2/31	527,070
880,000	3.300% due 9/2/40	681,770
190,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	173,181
	S&P Global Inc.:
	Company Guaranteed Notes:
460,000	2.700% due 3/1/29(a)	426,914
350,000	2.900% due 3/1/32(a)	319,390
185,000	Senior Unsecured Notes, 2.450% due 3/1/27(a)	175,550
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	77,619
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	198,557
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	304,259
	Smithfield Foods Inc.:
580,000	Company Guaranteed Notes, 4.250% due 2/1/27(a)	560,763
195,000	Senior Unsecured Notes, 3.000% due 10/15/30(a)	167,891
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	121,875
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	246,584
	Sysco Corp., Company Guaranteed Notes:
400,000	3.250% due 7/15/27	387,331
325,000	3.300% due 2/15/50	252,147
105,000	3.150% due 12/14/51	79,329
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	171,370
	Tenet Healthcare Corp.:
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	248,930
200,000	Secured Notes, 6.250% due 2/1/27(a)	200,010
150,000	Senior Secured Notes, 4.250% due 6/1/29(a)	140,918
625,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 1.215% due 10/18/24	598,455
765,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	651,365
90,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	70,343
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	130,444

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Consumer Non-cyclical - 3.2% - (continued)
$15,000	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	$15,013
	UnitedHealth Group Inc., Senior Unsecured Notes:
580,000	4.000% due 5/15/29	589,027
290,000	4.200% due 5/15/32	296,948
70,000	3.500% due 8/15/39	63,358
85,000	4.950% due 5/15/62	90,601
	US Foods Inc., Company Guaranteed Notes:
75,000	4.750% due 2/15/29(a)	70,401
75,000	4.625% due 6/1/30(a)	68,850
	Viatris Inc., Company Guaranteed Notes:
185,000	1.650% due 6/22/25	170,576
420,000	3.850% due 6/22/40	326,709
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	119,023
	Total Consumer Non-cyclical	63,532,247
Energy - 2.6%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	66,300
	AI Candelaria Spain SA, Senior Secured Notes:
250,000	7.500% due 12/15/28	242,808
250,000	5.750% due 6/15/33(a)	207,175
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	105,267
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	70,996
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	531,900
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	55,550
	BP Capital Markets America Inc., Company Guaranteed Notes:
375,000	3.633% due 4/6/30	366,142
240,000	2.721% due 1/12/32	215,957
45,000	3.060% due 6/17/41	37,249
695,000	2.939% due 6/4/51	525,720
880,000	3.001% due 3/17/52	675,237
455,000	3.379% due 2/8/61	362,175
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,264,299
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	87,153
175,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	156,052
90,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	89,402
300,000	ConocoPhillips Co., Company Guaranteed Notes, 3.800% due 3/15/52	273,257
290,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	266,049
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(a)	236,798
200,000	Diamondback Energy Inc., Company Guaranteed Notes, 3.500% due 12/1/29	189,017
	Ecopetrol SA, Senior Unsecured Notes:
100,000	4.625% due 11/2/31	86,500
100,000	5.875% due 5/28/45	81,500
550,000	5.875% due 11/2/51	434,060
200,000	EIG Pearl Holdings Sarl, Senior Secured Notes, 3.545% due 8/31/36	176,750
	Energy Transfer LP:
	Senior Unsecured Notes:
360,000	4.750% due 1/15/26	365,737
330,000	3.900% due 7/15/26	323,592
1,260,000	4.900% due 3/15/35	1,186,027
1,683,000	5.950% due 10/1/43	1,650,784
385,000	Company Guaranteed Notes, 5.000% due 5/15/44	339,069

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Energy - 2.6% - (continued)
	Enterprise Products Operating LLC, Company Guaranteed Notes:
$720,000	3.750% due 2/15/25	$722,179
6,000,000	4.150% due 10/16/28	6,028,798
820,000	4.800% due 2/1/49	785,855
110,000	3.300% due 2/15/53	83,505
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	50,000
85,000	4.750% due 1/15/31(a)	73,738
510,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	461,576
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	94,977
	Exxon Mobil Corp., Senior Unsecured Notes:
545,000	2.992% due 3/19/25	544,232
570,000	4.227% due 3/19/40	570,400
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
384,344	2.160% due 3/31/34(a)	336,561
687,827	2.940% due 9/30/40(a)	581,330
245,653	2.940% due 9/30/40	207,618
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	184,190
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	186,500
	Gulfport Energy Corp., Company Guaranteed Notes:
175,000	6.375% due 5/15/25(d)(f)	18
81,206	8.000% due 5/17/26(a)	83,896
2,277	8.000% due 5/17/26	2,352
	Halliburton Co., Senior Unsecured Notes:
305,000	2.920% due 3/1/30	279,479
235,000	4.850% due 11/15/35	238,186
295,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	342,199
	Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	5.125% due 6/15/28(a)	143,171
165,000	4.250% due 2/15/30(a)	151,214
80,000	5.500% due 10/15/30(a)	78,912
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	191,425
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	574,644
250,000	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	222,813
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	183,155
20,000	5.875% due 2/1/29(a)	19,952
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	108,300
	MPLX LP, Senior Unsecured Notes:
305,000	1.750% due 3/1/26	278,964
315,000	4.125% due 3/1/27	311,928
210,000	4.000% due 3/15/28	205,236
595,000	4.950% due 3/14/52	548,028
60,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	60,503
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	131,186
85,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	68,850
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	267,218
125,000	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	125,625

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Energy - 2.6% - (continued)
	Occidental Petroleum Corp., Senior Unsecured Notes:
$95,000	8.000% due 7/15/25	$103,550
225,000	6.625% due 9/1/30	252,226
205,000	6.125% due 1/1/31	222,425
45,000	6.450% due 9/15/36	50,340
45,000	6.600% due 3/15/46	50,850
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	180,000
	ONEOK Inc., Company Guaranteed Notes:
165,000	4.550% due 7/15/28	164,151
405,000	3.100% due 3/15/30	360,802
100,000	6.350% due 1/15/31	108,921
140,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	160,404
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	135,385
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	85,795
70,000	4.625% due 5/1/30(a)	63,127
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	35,463
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	6.750% due 6/3/50	462,500
100,000	5.500% due 6/10/51	81,207
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	169,650
200,000	5.625% due 6/19/47	156,262
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	107,880
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	67,031
485,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	442,058
140,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550% due 12/15/29@	129,508
500,000	Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31	443,394
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	112,485
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 2.875% due 1/12/32	214,023
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
82,000	5.625% due 3/1/25	85,196
545,000	5.000% due 3/15/27	561,810
850,000	4.500% due 5/15/30	847,106
185,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 4.300% due 5/1/29(a)	183,426
6,030,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	5,457,411
	Shell International Finance BV, Company Guaranteed Notes:
600,000	3.250% due 4/6/50	500,368
365,000	3.000% due 11/26/51	288,027
	Southwestern Energy Co., Company Guaranteed Notes:
85,000	5.375% due 2/1/29	85,512
95,000	4.750% due 2/1/32	92,843
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	93,445
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	107,106
55,000	4.500% due 5/15/29	51,205
	Targa Resources Corp., Company Guaranteed Notes:
335,000	4.200% due 2/1/33	317,214
45,000	4.950% due 4/15/52	41,203
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	5,603,450

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Energy - 2.6% - (continued)
$455,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	$366,493
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
485,000	1.000% due 10/12/24	458,547
480,000	2.500% due 10/12/31	413,552
225,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	208,255
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	50,108
192,188	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	182,578
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	190,970
332,018	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	313,345
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	312,917
	Valero Energy Corp., Senior Unsecured Notes:
101,000	2.850% due 4/15/25	98,957
100,000	4.000% due 6/1/52	83,342
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	121,875
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	124,373
	Weatherford International Ltd.:
	Company Guaranteed Notes:
96,000	11.000% due 12/1/24(a)	97,796
50,000	8.625% due 4/30/30(a)	47,805
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	54,106
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	3.600% due 2/1/25	146,475
155,000	4.550% due 2/1/30	148,160
370,000	Williams Cos., Inc., Senior Unsecured Notes, 3.750% due 6/15/27	362,843
	Total Energy	52,654,491
Financial - 11.9%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	84,062
80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	69,854
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
980,000	4.500% due 9/15/23	983,380
4,195,000	1.650% due 10/29/24	3,932,631
850,000	3.300% due 1/30/32	717,231
590,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	572,756
1,115,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	882,564
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	96,520
	American Express Co., Senior Unsecured Notes:
515,000	4.200% due 11/6/25	529,114
2,370,000	1.416% (SOFRRATE + 0.650%) due 11/4/26(g)	2,334,118
640,000	2.550% due 3/4/27	608,369
1,385,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,336,863
	American Tower Corp., Senior Unsecured Notes:
435,000	1.450% due 9/15/26	388,347
475,000	3.650% due 3/15/27	461,939
3,980,000	3.950% due 3/15/29	3,790,263
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,675,082
180,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	166,684
	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
80,000	2.850% due 5/28/27	76,357
225,000	3.900% due 2/28/52	193,645

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Financial - 11.9% - (continued)
$625,000	Ares Capital Corp., Senior Unsecured Notes, 2.875% due 6/15/27	$549,384
	AssuredPartners Inc., Senior Unsecured Notes:
150,000	7.000% due 8/15/25(a)	147,934
25,000	5.625% due 1/15/29(a)	21,763
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	669,309
810,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	648,864
	Avolon Holdings Funding Ltd.:
215,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	195,900
535,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	477,855
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(c)(g)	173,500
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(g)	187,752
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(g)	138,000
250,000	Banco Macro SA, Subordinated Notes, 6.643% (5-Year USD Swap Rate + 5.463%) due 11/4/26(g)	211,250
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (c)(g)	391,992
300,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%) (c)(g)	287,625
	Bank of America Corp.:
	Senior Unsecured Notes:
140,000	3.841% (SOFRRATE + 1.110%) due 4/25/25(g)	140,602
2,375,000	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(g)	2,300,578
230,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(g)	225,986
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(g)	975,153
6,075,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(g)	5,015,559
980,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(g)	854,072
415,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(g)	355,915
685,000	3.311% (SOFRRATE + 1.580%) due 4/22/42(g)	575,047
2,345,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(g)	2,154,255
1,310,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(g)	1,060,614
825,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(g)	695,939
	Bank of New York Mellon Corp., Senior Unsecured Notes:
280,000	2.100% due 10/24/24	274,552
115,000	2.450% due 8/17/26	110,710
1,300,000	2.050% due 1/26/27	1,217,677
	Bank of Nova Scotia, Senior Unsecured Notes:
1,385,000	3.450% due 4/11/25	1,379,855
825,000	1.950% due 2/2/27	756,156
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	5,015,641
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
455,000	4.200% due 8/15/48	441,780
6,135,000	3.850% due 3/15/52	5,594,157
1,035,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	881,050
1,040,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	853,700

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Financial - 11.9% - (continued)
	BNP Paribas SA, Senior Unsecured Notes:
$935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(g)	$878,686
495,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(g)	442,143
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,775,058
2,975,000	3.250% due 1/30/31	2,664,300
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087%) due 10/19/27(a)(g)	467,092
	Brighthouse Financial Global Funding, Senior Secured Notes:
300,000	1.000% due 4/12/24(a)	286,621
650,000	1.750% due 1/13/25(a)	613,512
405,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.850% due 12/22/51	293,735
600,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	496,322
510,000	Capital One Financial Corp., Senior Unsecured Notes, 5.268% (SOFRRATE + 2.370%) due 5/10/33(g)	522,493
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,114,339
	Citigroup Inc., Senior Unsecured Notes:
805,000	2.876% (3-Month USD-LIBOR + 0.950%) due 7/24/23(g)	805,203
165,000	3.352% (3-Month USD-LIBOR + 0.897%) due 4/24/25(g)	163,891
5,000,000	3.106% (SOFRRATE + 2.842%) due 4/8/26(g)	4,880,676
1,180,000	1.462% (SOFRRATE + 0.770%) due 6/9/27(g)	1,062,042
1,505,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(g)	1,460,468
3,555,000	2.976% (SOFRRATE + 1.422%) due 11/5/30(g)	3,208,004
880,000	4.412% (SOFRRATE + 3.914%) due 3/31/31(g)	869,484
2,655,000	4.910% (SOFRRATE + 2.086%) due 5/24/33(g)	2,726,482
	Corebridge Financial Inc., Senior Unsecured Notes:
165,000	3.850% due 4/5/29(a)	158,341
130,000	3.900% due 4/5/32(a)	123,521
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(g)	4,631,987
	Crown Castle International Corp., Senior Unsecured Notes:
730,000	4.300% due 2/15/29	719,391
3,410,000	2.100% due 4/1/31	2,802,141
400,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(g)	367,780
735,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	728,462
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	101,819
210,000	2.000% due 5/15/28	184,669
395,000	2.500% due 5/15/31	334,292
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	982,407
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	5,975,306
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	5,458,912
209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(b)	169,084
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	258,445

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Financial - 11.9% - (continued)
	Goldman Sachs Group Inc., Senior Unsecured Notes:
$660,000	0.925% (SOFRRATE + 0.486%) due 10/21/24(g)	$637,416
1,470,000	2.581% (3-Month USD-LIBOR + 1.170%) due 5/15/26(g)	1,471,471
335,000	3.500% due 11/16/26	330,680
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(g)	6,202,541
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(g)	246,434
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(g)	1,499,328
830,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(g)	697,280
140,000	2.650% (SOFRRATE + 1.264%) due 10/21/32(g)	120,007
515,000	3.102% (SOFRRATE + 1.410%) due 2/24/33(g)	457,626
310,000	6.250% due 2/1/41	365,692
815,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	742,260
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	54,846
	HSBC Holdings PLC:
	Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(g)	1,951,384
315,000	0.976% (SOFRRATE + 0.708%) due 5/24/25(g)	297,263
1,085,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(g)	1,073,107
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(g)	1,329,426
1,355,000	Subordinated Notes, 4.762% (SOFRRATE + 2.530%) due 3/29/33(g)	1,293,107
1,735,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.023% (SOFRRATE + 2.050%) due 5/17/33(g)	1,771,645
	Intercontinental Exchange Inc., Senior Unsecured Notes:
165,000	4.350% due 6/15/29	166,249
80,000	4.600% due 3/15/33	81,828
2,030,000	4.950% due 6/15/52	2,094,599
830,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	671,578
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	66,196
100,000	4.500% due 2/15/31(a)	89,710
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	104,619
	JPMorgan Chase & Co., Senior Unsecured Notes:
4,170,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(g)	4,167,247
890,000	4.323% (SOFRRATE + 1.560%) due 4/26/28(g)	897,930
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(g)	703,422
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(g)	5,123,359
1,530,000	2.580% (SOFRRATE + 1.250%) due 4/22/32(g)	1,334,408
1,570,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(g)	1,353,859
795,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(g)	709,759
2,475,000	4.586% (SOFRRATE + 1.800%) due 4/26/33(g)	2,542,492
560,000	3.157% (SOFRRATE + 1.460%) due 4/22/42(g)	459,531
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%) (c)(g)	483,750
515,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	457,868
	Kimco Realty Corp., Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,013,423
300,000	4.450% due 1/15/24	303,393
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	12,037
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	80,610
2,400,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.750% (1-Year CMT Index + 1.800%) due 3/18/28(g)	2,331,513
930,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(a)(g)	776,008

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Financial - 11.9% - (continued)
$435,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	$439,728
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
615,000	3.375% due 4/15/50(a)	479,172
150,000	3.729% due 10/15/70(a)	112,472
1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(a)	1,070,229
	Morgan Stanley:
	Senior Unsecured Notes:
310,000	3.700% due 10/23/24	314,528
1,120,000	1.593% (SOFRRATE + 0.879%) due 5/4/27(g)	1,019,268
825,000	2.475% (SOFRRATE + 1.000%) due 1/21/28(g)	768,316
590,000	4.210% (SOFRRATE + 1.610%) due 4/20/28(g)	590,980
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(g)	4,883,305
3,600,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(g)	3,229,236
675,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(g)	555,756
105,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(g)	90,235
1,750,000	Subordinated Notes, 2.484% (SOFRRATE + 1.360%) due 9/16/36(g)	1,411,581
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	133,037
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	92,000
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	119,540
	NFP Corp.:
125,000	Senior Secured Notes, 4.875% due 8/15/28(a)	116,033
90,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	78,452
5,275,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	5,173,172
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	117,760
40,000	6.625% due 1/15/28	40,050
90,000	5.375% due 11/15/29	83,165
1,545,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,348,213
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	56,928
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	92,269
110,000	4.250% due 2/15/29(a)	90,750
1,045,000	PNC Bank N.A., Senior Unsecured Notes, 2.500% due 8/27/24	1,031,846
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	409,472
	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes:
65,000	5.750% due 1/15/29(a)	57,928
180,000	5.250% due 4/15/30(a)	156,540
3,720,000	Royal Bank of Canada, Senior Unsecured Notes, 1.404% (SOFRRATE + 0.710%) due 1/21/27(g)	3,649,893
110,000	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	99,009
	Santander Holdings USA Inc., Senior Unsecured Notes:
745,000	3.400% due 1/18/23	746,378
805,000	2.490% (SOFRRATE + 1.249%) due 1/6/28(g)	730,962
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064%) (a)(c)(g)	224,963
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	2,984,217
1,905,000	2.200% due 2/1/31	1,609,341
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000%) due 1/14/27(a)(g)	6,259,535

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Financial - 11.9% - (continued)
$890,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(g)	$899,613
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	3,825,231
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	658,387
250,000	1.000% due 10/6/30	205,746
5,965,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.200% due 3/10/32	5,463,280
1,360,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862%) due 6/7/29(g)	1,203,516
	UBS Group AG, Senior Unsecured Notes:
1,254,000	1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(g)	1,130,993
435,000	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(g)	440,981
3,400,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(a)(g)	2,893,164
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,765,751
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (c)(g)	98,233
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	58,450
3,950,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(g)	3,302,349
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,434,845
	VICI Properties LP, Senior Unsecured Notes:
385,000	4.950% due 2/15/30	378,440
525,000	5.125% due 5/15/32	520,580
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	224,661
245,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	223,487
	Wells Fargo & Co.:
	Senior Unsecured Notes:
620,000	3.000% due 4/22/26	600,909
1,220,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(g)	1,219,541
4,969,000	2.188% (SOFRRATE + 2.000%) due 4/30/26(g)	4,725,581
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(g)	1,098,581
755,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(g)	734,404
680,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(g)	627,309
495,000	5.013% (SOFRRATE + 4.502%) due 4/4/51(g)	518,196
175,000	Subordinated Notes, 4.900% due 11/17/45	173,403
	Welltower Inc., Senior Unsecured Notes:
825,000	2.050% due 1/15/29	716,893
5,725,000	2.750% due 1/15/32	4,941,437
845,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(g)	696,750
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	581,408
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	101,215
170,000	4.875% due 6/1/29(a)	159,375
	Total Financial	241,262,882
Industrial - 1.4%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	124,800
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	173,301
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 5.250% due 8/15/27(a)	167,000
565,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	550,346
675,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24	642,187

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Industrial - 1.4% - (continued)
$810,000	Boeing Co., Senior Unsecured Notes, 2.950% due 2/1/30	$698,088
105,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	95,780
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	131,295
90,000	4.250% due 2/1/32(a)	80,255
420,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.450% due 12/2/31	370,020
425,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50	340,453
415,000	Caterpillar Inc., Senior Unsecured Notes, 2.600% due 4/9/30	384,698
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	43,200
130,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	128,375
105,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	77,844
855,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	697,448
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,037,991
	Energizer Holdings Inc., Company Guaranteed Notes:
115,000	6.500% due 12/31/27(a)	108,542
145,000	4.750% due 6/15/28(a)	127,962
285,000	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	273,685
75,000	First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes, 4.000% due 7/31/29(a)	66,532
115,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	98,866
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	188,906
145,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	132,714
200,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	193,000
140,000	II-VI Inc., Company Guaranteed Notes, 5.000% due 12/15/29(a)	131,250
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	78,625
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	221,400
515,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	476,391
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	509,070
220,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	217,722
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	64,225
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	58,688
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	118,688
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	4,833,143
665,000	5.150% due 5/1/40	699,178
1,510,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,328,866
365,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	365,553
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,140,000	3.125% due 5/4/27	1,111,092
430,000	3.030% due 3/15/52	336,736
45,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	39,994
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	62,577
920,000	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.200% due 3/11/26(a)	843,644
797,024	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(d)	218,460
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	97,900
1,260,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	1,062,271
75,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	70,875

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Industrial - 1.4% - (continued)
$200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	$195,000
	TransDigm Inc.:
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	36,509
220,000	6.250% due 3/15/26(a)	223,797
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	134,033
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	130,900
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	93,925
55,000	Secured Notes, 6.250% due 9/15/24(a)	52,490
	Union Pacific Corp., Senior Unsecured Notes:
740,000	2.375% due 5/20/31	655,645
20,000	2.800% due 2/14/32	18,247
705,000	2.973% due 9/16/62	508,157
815,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	725,961
85,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	76,500
	WRKCo Inc., Company Guaranteed Notes:
755,000	3.750% due 3/15/25	756,873
5,245,000	3.900% due 6/1/28	5,182,568
	Total Industrial	28,670,241
Technology - 1.6%
1,090,000	Apple Inc., Senior Unsecured Notes, 3.850% due 5/4/43	1,046,296
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	14,692
	Broadcom Inc.:
	Senior Unsecured Notes:
1,522,000	3.419% due 4/15/33(a)	1,310,332
163,000	3.137% due 11/15/35(a)	133,092
2,312,000	4.926% due 5/15/37(a)	2,185,928
230,000	Company Guaranteed Notes, 4.300% due 11/15/32	216,633
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	42,640
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	109,815
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	193,196
195,000	3.276% due 12/1/28	175,325
180,000	3.569% due 12/1/31	159,280
165,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	147,757
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	140,952
1,425,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	1,307,557
	Intel Corp., Senior Unsecured Notes:
550,000	2.800% due 8/12/41	438,141
385,000	3.250% due 11/15/49	316,542
290,000	3.050% due 8/12/51	229,083
295,000	International Business Machines Corp., Senior Unsecured Notes, 2.720% due 2/9/32	262,609
505,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 3.150% due 10/15/31(a)	387,320
	Marvell Technology Inc., Company Guaranteed Notes:
595,000	1.650% due 4/15/26	542,035
205,000	2.450% due 4/15/28	182,871
360,000	2.950% due 4/15/31	309,868
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23	764,443
950,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	792,467
205,000	Minerva Merger Sub Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	188,087
590,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	559,171

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Technology - 1.6% - (continued)
	NVIDIA Corp., Senior Unsecured Notes:
$225,000	1.550% due 6/15/28	$200,944
895,000	2.850% due 4/1/30	837,476
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	2,238,573
555,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.875% due 6/18/26	547,751
	Oracle Corp., Senior Unsecured Notes:
1,140,000	2.300% due 3/25/28	1,006,540
435,000	2.875% due 3/25/31	370,150
230,000	3.600% due 4/1/40	178,658
25,000	4.125% due 5/15/45	19,880
335,000	4.000% due 7/15/46	260,633
200,000	4.000% due 11/15/47	154,218
2,649,000	3.600% due 4/1/50	1,914,282
702,000	3.950% due 3/25/51	535,260
230,000	4.100% due 3/25/61	173,126
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(a)	199,664
	salesforce.com Inc., Senior Unsecured Notes:
220,000	3.250% due 4/11/23	222,076
1,110,000	1.950% due 7/15/31	957,666
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	56,982
95,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31	81,531
4,580,000	TSMC Arizona Corp., Company Guaranteed Notes, 1.750% due 10/25/26	4,235,727
45,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(a)	37,800
605,000	VMware Inc., Senior Unsecured Notes, 2.200% due 8/15/31	491,380
335,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	321,710
6,680,000	Xilinx Inc., Company Guaranteed Notes, 2.375% due 6/1/30	5,946,858
	Total Technology	33,145,017
Utilities - 2.4%
625,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	497,059
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	263,885
425,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	348,973
	American Water Capital Corp., Senior Unsecured Notes:
880,000	3.750% due 9/1/28	869,925
425,000	4.450% due 6/1/32	434,864
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	703,629
1,100,000	5.950% due 5/15/37	1,245,172
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(a)	145,346
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	55,995
75,000	4.625% due 2/1/29(a)	65,250
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	90,815
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	147,172
70,000	Cleco Corporate Holdings LLC, Senior Secured Notes, 4.973% due 5/1/46	66,705
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	336,333
450,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	354,254
	Dominion Energy Inc., Senior Unsecured Notes:
470,000	3.900% due 10/1/25	473,960
85,000	3.375% due 4/1/30	79,559
320,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	328,565

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Utilities - 2.4% - (continued)
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
$1,590,000	5.300% due 2/15/40	$1,705,916
180,000	3.550% due 3/15/52	156,471
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,598,290
1,160,000	2.650% due 9/1/26	1,104,181
965,000	2.550% due 6/15/31	826,224
	Duke Energy Progress LLC, 1st Mortgage Notes:
210,000	2.000% due 8/15/31	178,162
235,000	4.000% due 4/1/52	222,495
182,550	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	166,577
146,300	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	136,243
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	483,456
705,000	Enel Finance International NV, Company Guaranteed Notes, 1.375% due 7/12/26(a)	633,817
840,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	640,325
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	794,168
195,000	Exelon Corp., Senior Unsecured Notes, 4.100% due 3/15/52(a)	173,813
157,353	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	149,093
	Georgia Power Co., Senior Unsecured Notes:
510,000	2.100% due 7/30/23	505,906
635,000	4.700% due 5/15/32	655,625
900,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	295,632
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	674,776
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	190,395
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	78,742
697,360	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	682,018
400,000	Mercury Chile Holdco LLC 144A, Senior Secured Notes, 6.500% due 1/24/27(a)	374,220
146,376	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	142,936
	Minejesa Capital BV, Senior Secured Notes:
400,000	4.625% due 8/10/30	373,500
500,000	5.625% due 8/10/37	425,265
345,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	353,823
1,030,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.250% due 6/1/30	894,279
	NiSource Inc., Senior Unsecured Notes:
1,154,000	3.600% due 5/1/30	1,081,043
135,000	1.700% due 2/15/31	108,287
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	176,000
470,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	463,735
810,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 2.750% due 5/15/30	752,350
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
115,000	4.550% due 7/1/30	107,041
1,960,000	2.500% due 2/1/31	1,562,571
540,000	4.950% due 7/1/50	450,539
	Senior Secured Notes:
380,000	1.367% due 3/10/23	371,274
290,000	3.250% due 6/1/31	243,332
140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	114,782
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	70,872
185,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	156,462
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	530,588
395,000	4.100% due 6/15/30	376,698

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 28.7% - (continued)
Utilities - 2.4% - (continued)
	Sempra Energy, Senior Unsecured Notes:
$1,025,000	3.400% due 2/1/28	$993,657
105,000	3.700% due 4/1/29	101,172
7,317,000	4.000% due 2/1/48	6,374,219
166,083	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	163,494
	Southern California Edison Co., 1st Mortgage Notes:
680,000	4.700% due 6/1/27	690,828
330,000	2.850% due 8/1/29	297,052
485,000	2.750% due 2/1/32	420,508
970,000	4.125% due 3/1/48	833,124
5,000,000	4.875% due 3/1/49	4,737,363
2,405,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	2,286,704
215,000	Virginia Electric & Power Co., Senior Unsecured Notes, 4.625% due 5/15/52	222,397
290,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	297,525
	Total Utilities	48,107,426
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $653,657,540)	578,812,442
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8%
805,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 3.672% (1-Month USD-LIBOR + 2.827%) due 9/15/34(a)(g)	751,327
1,259,252	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(d)	1,194,497
395,679	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)	372,877
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 3.975% (1-Month USD-LIBOR + 3.100%) due 4/15/34(a)(g)	715,514
	Alternative Loan Trust:
653,299	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	605,863
5,644,539	Series 2005-7CB, Class 2A2, 4.044% (1-Month USD-LIBOR + 5.050%) due 3/1/38(g)(h)	397,986
5,644,539	Series 2005-7CB, Class 2A5, 1.456% (1-Month USD-LIBOR + 0.450%) due 3/1/38(g)	4,576,073
4,472,029	Series 2006-OA2, Class A1, 1.347% (1-Month USD-LIBOR + 0.420%) due 5/20/46(g)	3,868,526
2,480,545	Series 2007-4CB, Class 1A1, 1.606% (1-Month USD-LIBOR + 0.600%) due 4/25/37(g)	1,976,195
6,533,895	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	3,494,403
	Angel Oak Mortgage Trust:
544,915	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(g)	528,830
517,724	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(g)	487,650
437,658	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(g)	402,946
822,603	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(g)	745,484
655,813	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(g)	592,666
1,044,592	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(g)	961,062
1,409,658	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(g)	1,285,146
1,548,851	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(a)	1,479,136
	Angel Oak Mortgage Trust I LLC:
73,465	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(g)	73,188
104,681	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(g)	104,208
99,963	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(g)	99,478
	Arbor Multifamily Mortgage Securities Trust:
4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	3,627,442
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	1,299,926
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(g)	1,598,229

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
$1,250,000	Series 2022-MF4, Class A5, 3.293% due 2/15/55(a)(g)	$1,167,124
2,600,000	Series 2022-MF4, Class B, 3.293% due 2/15/55(a)(g)	2,331,317
	BANK:
11,015,123	Series 2017-BNK4, Class XA, 1.329% due 5/15/50(g)(h)	540,139
15,806,636	Series 2018-BN10, Class XA, 0.701% due 2/15/61(g)(h)	520,788
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	6,373,665
	BBCMS Mortgage Trust:
408,000	Series 2017-DELC, Class E, 3.375% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(g)	390,620
407,000	Series 2017-DELC, Class F, 4.375% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(g)	386,605
1,236,000	Series 2018-TALL, Class F, 4.110% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(g)	1,007,966
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,629,214
1,479,436	Series 2020-C7, Class XA, 1.625% due 4/15/53(g)(h)	125,357
2,944,420	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 2.982% due 2/25/36(g)	2,360,710
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,696,257
2,369,205	Series 2020-B22, Class XA, 1.519% due 1/15/54(g)(h)	234,938
482,662	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(a)(g)	446,510
	BRAVO Residential Funding Trust:
1,165,606	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	1,085,793
320,060	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(g)	302,055
335,269	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(g)	324,384
1,400,000	BX, Series 2021-MFM1, Class D, 2.375% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(g)	1,328,201
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 2.325% (1-Month USD-LIBOR + 1.450%) due 10/15/36(a)(g)	533,089
3,604,000	Series 2019-XL, Class E, 2.675% (1-Month USD-LIBOR + 1.800%) due 10/15/36(a)(g)	3,504,605
3,145,000	Series 2019-XL, Class F, 2.875% (1-Month USD-LIBOR + 2.000%) due 10/15/36(a)(g)	3,038,396
829,000	Series 2021-21M, Class H, 4.885% (1-Month USD-LIBOR + 4.010%) due 10/15/36(a)(g)	760,865
2,900,000	Series 2021-VOLT, Class C, 1.975% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(g)	2,713,880
536,000	Series 2021-VOLT, Class E, 2.875% (1-Month USD-LIBOR + 2.000%) due 9/15/36(a)(g)	503,837
536,000	Series 2021-VOLT, Class F, 3.275% (1-Month USD-LIBOR + 2.400%) due 9/15/36(a)(g)	500,476
	BX Trust:
340,618	Series 2017-SLCT, Class E, 4.025% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(g)	333,786
95,021	Series 2018-EXCL, Class A, 1.963% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(g)	93,128
756,340	Series 2018-EXCL, Class C, 2.850% (1-Month USD-LIBOR + 1.975%) due 9/15/37(a)(g)	710,757
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(g)	1,271,597
	CAMB Commercial Mortgage Trust:
366,000	Series 2019-LIFE, Class A, 1.945% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(g)	359,583
5,900,000	Series 2021-CX2, Class C, 2.771% due 11/10/46(a)(g)	4,636,616
309,941	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	281,131

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
	CD Mortgage Trust:
$19,039,055	Series 2017-CD4, Class XA, 1.235% due 5/10/50(g)(h)	$773,404
795,000	Series 2017-CD6, Class C, 4.264% due 11/13/50(g)	739,419
13,088,483	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.483% due 6/15/50(g)(h)	752,929
3,489,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.875% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(g)	3,349,068
1,365,389	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(g)	1,256,751
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,404,887
32,122,227	Series 2015-GC35, Class XA, 0.722% due 11/10/48(g)(h)	658,156
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	757,985
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	7,156,448
3,250,750	Cold Storage Trust, Series 2020-ICE5, Class B, 2.175% (1-Month USD-LIBOR + 1.300%) due 11/15/37(a)(g)	3,181,705
	COLT Mortgage Loan Trust:
680,206	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(g)	606,105
608,113	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(g)	539,105
230,037	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)	225,538
1,120,595	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(g)	991,221
1,590,688	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(g)	1,466,754
1,596,323	Series 2022-1, Class A1, 2.284% due 12/27/66(a)(g)	1,525,304
	Commercial Mortgage Trust:
171,376,471	Series 2013-CR9, Class XA, 0.037% due 7/10/45(g)(h)	35,081
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,040,456
800,000	Series 2016-DC2, Class C, 4.669% due 2/10/49(g)	765,671
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	2,555,594
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(a)	2,156,101
1,150,000	Series 2020-CX, Class C, 2.683% due 11/10/46(a)(g)	949,133
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(g)	3,370,364
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(a)	189,236
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(a)	276,258
4,943,237	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 2.484% (SOFR30A + 1.900%) due 12/25/41(a)(g)	4,672,900
	Credit Suisse Commercial Mortgage Capital Trust:
489,633	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(g)	467,780
596,353	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(g)	522,034
411,181	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(g)	389,697
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class D, 2.475% (1-Month USD-LIBOR + 1.600%) due 5/15/36(a)(g)	107,517
5,300,000	Series 2019-ICE4, Class E, 3.025% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(g)	5,134,078
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,943,653
824,000	Series 2016-C7, Class B, 4.331% due 11/15/49(g)	787,826
1,205,000	Series 2018-C14, Class C, 4.923% due 11/15/51(g)	1,112,829
1,630,779	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,075,721
	CSMC:
1,425,511	Series 2010-8R, Class 5A11, 8.396% due 2/26/37(a)(g)	1,377,126
543,253	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	505,830
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	167,174
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	575,547

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
$232,886	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(g)	$226,041
933,026	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(g)	890,939
976,789	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(g)	909,851
1,588,089	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(g)	1,450,454
696,433	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(a)(g)	642,660
1,613,671	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(a)(g)	1,445,062
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 2.542% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(g)	3,456,586
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.232% due 6/10/50(g)(h)	295,295
2,228,616	Series 2020-C9, Class XA, 1.711% due 9/15/53(g)(h)	181,201
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	548,373
	Deephaven Residential Mortgage Trust:
167,796	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(g)	161,295
302,503	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(g)	274,944
1,938,526	Series 2022-2, Class A1, 4.300% due 3/25/67(a)(g)	1,927,303
4,969,100	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 1.448% (1-Month USD-LIBOR + 0.520%) due 8/19/45(g)	3,814,647
	Ellington Financial Mortgage Trust:
123,942	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(g)	113,549
271,723	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(g)	247,746
1,027,873	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(g)	912,698
770,102	Series 2022-1, Class A1, 2.206% due 1/25/67(a)(g)	718,780
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
725,052	Series 3835, Class FO, 0.000% due 4/15/41(i)	617,504
1,282,090	Series 4116, Class AP, 1.350% due 8/15/42	1,170,152
3,952,231	Series 4223, Class SB, 4.466% (1-Month USD-LIBOR + 5.431%) due 7/15/43(g)	3,254,021
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	939,990
919,082	Series 4358, Class Z, 3.000% due 6/15/44	869,340
838,898	Series 4447, Class IO, 5.000% due 3/15/45(h)	186,427
276,122	Series 4493, Class ZG, 3.000% due 7/15/45	259,382
125,870	Series 4518, Class CZ, 3.500% due 10/15/45	123,539
1,874,224	Series 4640, Class VB, 3.000% due 3/15/37	1,876,275
9,026,915	Series 4655, Class CZ, 3.000% due 2/15/47	8,353,489
21,127,065	Series 4726, Class Z, 3.500% due 10/15/47	20,552,739
5,240,894	Series 4892, Class ES, 5.144% (1-Month USD-LIBOR + 6.150%) due 7/25/45(g)(h)	851,568
403,015	Series 5018, Class LW, 1.000% due 10/25/40	351,903
1,895,518	Series 5092, Class WI, 2.500% due 4/25/36(h)	204,897
	Federal National Mortgage Association (FNMA), Aces:
6,975,798	Series 2017-M2, Class A2, 2.796% due 2/25/27(g)	6,896,302
4,626,219	Series 2018-M14, Class A2, 3.580% due 8/25/28(g)	4,707,776
1,361,734	Series 2018-M7, Class A2, 3.046% due 3/25/28(g)	1,350,518
13,358,449	Series 2020-M15, Class X1, 1.548% due 9/25/31(g)(h)	1,166,905
20,917,629	Series 2020-M7, Class X2, 1.241% due 3/25/31(g)(h)	1,597,442
8,069,887	Series 2022-M4, Class A1X, 2.465% due 5/25/30(g)	7,820,886
7,915,131	Series 2022-M5, Class A1, 2.390% due 1/1/34(g)	7,558,330
	Federal National Mortgage Association (FNMA), REMICS:
139,438	Series 2011-51, Class TO, 0.000% due 6/25/41(i)	115,828
482,970	Series 2013-15, Class ZV, 3.000% due 3/25/43	459,387
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	969,419
1,874,059	Series 2013-72, Class IW, 3.500% due 7/25/33(h)	172,691
3,317,751	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,101,105
515,150	Series 2014-95, Class ZC, 3.000% due 1/25/45	484,238
927,731	Series 2015-55, Class PD, 2.500% due 3/25/43	915,649
492,362	Series 2016-43, Class GZ, 3.000% due 7/25/46	457,813

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
$757,575	Series 2017-105, Class ZE, 3.000% due 1/25/48	$686,655
442,570	Series 2017-107, Class GA, 3.000% due 8/25/45	441,079
663,320	Series 2017-22, Class BZ, 3.500% due 4/25/47	645,231
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,344,824
2,291,077	Series 2020-99, Class KI, 1.500% due 11/25/35(h)	131,716
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(g)	3,663,904
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(g)	3,090,194
	Freddie Mac Multifamily Structured Pass-Through Certificates:
108,738,606	Series K064, Class X1, 0.611% due 3/25/27(g)(h)	2,699,295
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(g)	6,905,136
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(g)	6,232,084
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,039,081
58,631,538	Series K119, Class X1, 0.931% due 9/25/30(g)(h)	3,620,163
29,165,482	Series K120, Class X1, 1.038% due 10/25/30(g)(h)	1,978,860
41,471,629	Series K121, Class X1, 1.025% due 10/25/30(g)(h)	2,771,794
12,772,984	Series K122, Class X1, 0.882% due 11/25/30(g)(h)	754,597
23,942,275	Series K124, Class X1, 0.721% due 12/25/30(g)(h)	1,192,811
53,874,867	Series K125, Class X1, 0.584% due 1/25/31(g)(h)	2,183,672
31,185,881	Series K129, Class X1, 1.050% due 5/25/31(g)(h)	2,253,554
30,181,232	Series K130, Class X1, 1.037% due 6/25/31(g)(h)	2,248,064
55,994,299	Series K132, Class X1, 0.508% due 8/25/31(g)(h)	2,175,983
30,847,333	Series K-1519, Class X1, 0.609% due 12/25/35(g)(h)	1,726,510
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,492,429
5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 2.634% (SOFR30A + 2.050%) due 12/25/33(a)(g)	4,550,458
1,076,974	Freddie Mac Strips, Series 303, Class C10, 3.500% due 1/15/33(h)	126,733
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.531% due 12/25/51(a)(g)	1,851,927
3,980,000	Series 2019-K97, Class B, 3.765% due 9/25/51(a)(g)	3,805,704
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(g)	1,755,461
786,423	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(g)	769,369
	GCAT Trust:
635,429	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(g)	589,916
570,813	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(g)	524,381
784,352	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(g)	722,209
1,008,575	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(g)	902,676
1,433,853	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(g)	1,274,469
588,011	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(a)(g)	563,700
	Government National Mortgage Association (GNMA):
769,511	Series 2012-116, Class IB, 4.000% due 9/16/42(h)	176,092
1,360,358	Series 2012-32, Class Z, 3.500% due 3/20/42	1,343,542
648,231	Series 2014-12, Class ZB, 3.000% due 1/16/44	623,211
28,752,064	Series 2020-173, Class JI, 2.000% due 11/20/50(h)	3,319,869
15,760,535	Series 2021-129, Class IO, 0.984% due 6/16/63(g)(h)	1,240,613
23,076,583	Series 2021-184, Class IO, 0.896% due 12/16/61(g)(h)	1,768,462
15,910,413	Series 2021-30, Class IB, 2.500% due 2/20/51(h)	2,414,736
18,716,074	Series 2021-35, Class IO, 1.016% due 12/16/62(g)(h)	1,500,818
19,661,198	Series 2021-52, Class IO, 0.717% due 4/16/63(g)(h)	1,295,107
18,536,125	Series 2021-58, Class SL, 2.823% (1-Month USD-LIBOR + 3.750%) due 4/20/51(g)(h)	1,168,084
5,536,264	Series 2021-77, Class EA, 1.000% due 7/20/50	4,695,551
21,850,470	Series 2021-79, Class IO, 0.909% due 8/16/63(g)(h)	1,679,742
28,716,916	Series 2022-49, Class IO, 0.761% due 3/16/64(g)(h)	1,958,784
31,985,978	Series 2022-80, Class IO, 0.589% due 6/16/64(g)(h)	1,869,206

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
	Great Wolf Trust:
$500,000	Series 2019-WOLF, Class E, 3.607% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(g)	$468,081
500,000	Series 2019-WOLF, Class F, 4.006% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(g)	461,228
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 2.475% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(g)	378,907
400,000	Series 2018-TWR, Class E, 2.975% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(g)	379,512
400,000	Series 2018-TWR, Class F, 3.675% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(g)	378,889
400,000	Series 2018-TWR, Class G, 4.800% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(g)	354,819
700,000	Series 2021-IP, Class D, 2.975% (1-Month USD-LIBOR + 2.100%) due 10/15/36(a)(g)	657,375
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	694,075
10,285,529	Series 2017-GS7, Class XA, 1.105% due 8/10/50(g)(h)	421,164
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(g)	1,394,179
1,200,000	Series 2018-GS9, Class C, 4.359% due 3/10/51(g)	1,143,528
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,378,654
5,314,882	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.228% (1-Month USD-LIBOR + 0.300%) due 1/25/47(g)	4,751,453
964,446	HPLY Trust, Series 2019-HIT, Class F, 4.025% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(g)	901,593
	Imperial Fund Mortgage Trust:
576,865	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(g)	513,577
987,057	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(g)	883,592
1,565,219	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(a)	1,521,318
	IMT Trust:
4,689,388	Series 2017-APTS, Class BFL, 1.825% (1-Month USD-LIBOR + 0.950%) due 6/15/34(a)(g)	4,630,449
2,309,489	Series 2017-APTS, Class CFL, 1.975% (1-Month USD-LIBOR + 1.100%) due 6/15/34(a)(g)	2,277,421
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(g)	780,299
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	1,807,376
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(a)(g)	740,194
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(a)(g)	623,087
683,000	Series 2022-NLP, Class A, 1.287% (SOFR30A + 0.597%) due 4/15/37(a)(g)	647,110
	JP Morgan Mortgage Trust:
2,352,786	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	2,352,271
6,639,786	Series 2006-S4, Class A7, 6.000% due 1/25/37	3,497,715
1,575,574	Series 2021-3, Class B1, 2.945% due 7/25/51(a)(g)	1,340,227
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.306% due 2/15/48(g)	1,575,891
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,162,178
1,205,000	Series 2015-C28, Class C, 4.144% due 10/15/48(g)	1,141,465
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	524,268
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,075,488
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(g)	1,013,700

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
	Legacy Mortgage Asset Trust:
$408,130	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	$385,526
532,705	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	502,225
273,152	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	255,203
3,589,671	Lehman XS Trust, Series 2007-4N, Class 1A3, 1.246% (1-Month USD-LIBOR + 0.240%) due 3/25/47(g)	3,420,990
3,179,908	Life Mortgage Trust, Series 2021-BMR, Class D, 2.275% (1-Month USD-LIBOR + 1.400%) due 3/15/38(a)(g)	2,982,780
2,400,000	Life Mortgage Trust US, Series 2022-BMR2, Class D, 3.342% (SOFR30A + 2.542%) due 5/15/39(a)(g)	2,337,131
829,000	Med Trust, Series 2021-MDLN, Class G, 6.125% (1-Month USD-LIBOR + 5.250%) due 11/15/38(a)(g)	763,583
6,307,948	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,375,150
	MFA Trust:
418,699	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(g)	399,601
465,114	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(g)	424,925
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.480% due 8/15/47(g)	1,947,299
16,438,845	Series 2014-C19, Class XA, 0.956% due 12/15/47(g)(h)	299,337
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,542,798
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,393,494
1,652,000	Series 2016-C31, Class C, 4.274% due 11/15/49(g)	1,464,342
	Morgan Stanley Capital I Trust:
15,979,002	Series 2016-UB11, Class XA, 1.495% due 8/15/49(g)(h)	715,535
12,307,524	Series 2016-UB12, Class XA, 0.654% due 12/15/49(g)(h)	298,529
467,000	Series 2018-SUN, Class A, 1.775% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(g)	454,139
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,267,724
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	541,441
22,040,095	Series 2019-L3, Class XA, 0.639% due 11/15/52(g)(h)	843,662
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	714,729
1,983,693	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(g)	1,932,190
	New Residential Mortgage Loan Trust:
420,802	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(g)	401,374
332,129	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(g)	322,571
1,312,570	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(g)	1,228,101
1,195,806	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(g)	1,083,454
	OBX Trust:
840,781	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(g)	797,673
705,069	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(g)	636,517
1,372,789	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(g)	1,297,428
	PMT Credit Risk Transfer Trust:
962,005	Series 2019-2R, Class A, 3.773% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(g)	942,297
517,180	Series 2019-3R, Class A, 3.723% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(g)	514,057
1,566,180	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,477,999
1,207,468	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	1,139,669
	PRPM LLC:
339,765	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(g)	326,129
596,214	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)	566,474
767,911	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	724,304

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
$749,910	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	$703,963
747,237	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	703,084
4,173,396	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	3,908,946
728,217	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(g)	682,949
1,948,259	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(a)	1,844,664
290,488	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(a)	270,801
	Rali Trust:
1,269,220	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,109,438
3,285,161	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,905,676
515,091	RCO VII Mortgage LLC, Series 2021-1, Class A1, step bond to yield, 1.868% due 5/26/26(a)	487,770
3,885,390	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,555,000
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(a)(g)	2,940,060
368,928	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(g)	359,054
	Seasoned Credit Risk Transfer Trust:
399,321	Series 2019-1, Class MA, 3.500% due 7/25/58	399,718
572,225	Series 2019-1, Class MT, 3.500% due 7/25/58	563,119
5,701,038	Series 2019-4, Class MV, 3.000% due 2/25/59	5,455,192
713,202	Series 2020-1, Class MT, 2.500% due 8/25/59	673,171
6,956,036	Series 2020-2, Class MT, 2.000% due 11/25/59	6,355,930
7,030,058	Series 2020-3, Class M5TW, 3.000% due 5/25/60	6,871,379
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.388% due 1/5/43(a)(g)	2,892,603
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	153,778
	SG Residential Mortgage Trust:
1,021,295	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(g)	911,659
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(g)	4,204,792
5,150,000	SMRT, Series 2022-MINI, Class D, 2.732% (SOFR30A + 1.950%) due 1/15/39(a)(g)	4,911,877
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(g)	663,064
716,151	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(g)	675,988
	Starwood Mortgage Residential Trust:
264,780	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(g)	250,090
887,609	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(g)	826,554
1,231,527	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(g)	1,122,071
1,092,732	Series 2021-6, Class A1, 1.920% due 11/25/66(a)(g)	1,003,851
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 2.250% (1-Month USD-LIBOR + 1.375%) due 7/15/36(a)(g)	3,179,644
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	791,428
1,595,638	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(g)	1,455,900
700,000	Triangle Re Ltd., Series 2021-3, Class M1A, 2.484% (SOFR30A + 1.900%) due 2/25/34(a)(g)	692,012
505,670	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(g)	460,206
	UBS Commercial Mortgage Trust:
4,411,123	Series 2017-C1, Class XA, 1.527% due 6/15/50(g)(h)	261,624
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,749,544
3,881,533	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.880% due 3/10/46(a)(g)(h)	8,794
	VCAT LLC:
227,960	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(d)	218,904
698,320	Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	658,836
1,055,608	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	996,669

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.8% - (continued)
	Verus Securitization Trust:
$6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(g)	$6,388,888
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(g)	3,310,227
368,510	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(g)	344,481
507,765	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(g)	448,302
1,300,060	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(g)	1,162,097
1,357,493	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(g)	1,229,616
1,505,936	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(g)	1,380,759
357,161	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(g)	349,273
430,275	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(g)	419,571
1,021,481	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(a)	973,157
398,528	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	379,027
987,275	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(d)	948,371
2,094,043	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	1,997,822
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,331,125
9,676,266	Series 2017-C38, Class XA, 1.001% due 7/15/50(g)(h)	367,600
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	804,886
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	723,791
9,251,945	Series 2020-C58, Class XA, 1.874% due 7/15/53(g)(h)	1,034,667
3,454,283	Series 2021-SAVE, Class D, 3.375% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(g)	3,228,141
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $559,276,518)	500,958,887
MORTGAGE-BACKED SECURITIES - 20.8%
FHLMC - 3.3%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
10,910,836	3.000% due 3/1/35 - 4/1/50	10,528,825
3,835,778	3.030% due 1/1/50	3,351,057
14,385,933	3.500% due 12/1/46 - 1/1/48	14,318,640
57,679	4.000% due 12/1/47	58,623
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
13,998,021	2.000% due 12/1/40 - 3/1/52	12,501,426
13,739,896	2.500% due 5/1/50 - 5/1/52	12,663,626
11,358,801	3.000% due 2/1/33 - 1/1/52	10,983,045
932,945	3.500% due 8/1/43	931,140
1,736,668	4.000% due 10/1/44 - 12/1/47	1,770,162
410,349	4.500% due 5/1/48	419,258
	TOTAL FHLMC	67,525,802

Schedules of Investments
May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - 14.7%
	Federal National Mortgage Association (FNMA) UMBS:
$4,689,000	1.500% due 6/1/37 - 6/1/52(j)	$4,142,496
36,146,793	2.000% due 12/1/40 - 2/1/52	32,269,924
39,941,000	2.000% due 6/1/52 (j)	35,425,795
65,440,000	2.500% due 6/25/27 - 6/1/52(j)	60,488,016
70,328,823	2.500% due 6/1/30 - 3/1/52	65,035,384
29,503,748	3.000% due 2/1/30 - 2/1/52	28,548,258
1,328,000	3.000% due 6/1/52 (j)	1,264,557
16,764,129	3.500% due 7/1/32 - 11/1/50	16,584,573
679,000	3.500% due 6/1/52 (j)	665,208
1,376,734	4.000% due 11/1/38 - 2/1/48	1,407,500
16,205,000	4.000% due 6/1/52 (j)	16,194,872
560,759	4.500% due 5/1/48 - 6/1/48	574,206
825,000	4.500% due 6/1/52 (j)	839,309
	Federal National Mortgage Association (FNMA):
13,000,000	1.960% due 9/1/33	10,999,431
2,093,490	2.385% due 5/1/44 (g)	2,133,919
1,680,234	2.490% due 9/1/28	1,608,384
728,112	2.500% due 1/1/57	670,845
4,443,000	2.760% due 9/1/31	4,269,246
4,808,069	3.000% due 4/1/53	4,664,193
8,500,000	3.710% due 8/1/30	8,648,564
	TOTAL FNMA	296,434,680
GNMA - 2.8%
	Government National Mortgage Association (GNMA):
1,450,000	2.000% due 6/1/52 (j)	1,318,254
5,910,000	2.500% due 6/1/52 (j)	5,543,164
12,290,000	3.000% due 6/1/52 (j)	11,855,049
4,232,000	3.500% due 6/1/52 (j)	4,192,325
5,725,000	4.500% due 6/1/52 (j)	5,851,129
	Government National Mortgage Association (GNMA) II:
8,094,880	2.500% due 9/20/51 - 10/20/51	7,573,751
4,668,039	3.000% due 4/20/31 - 12/20/51	4,512,785
10,658,366	3.500% due 8/20/42 - 2/20/52	10,600,350
2,898,137	4.000% due 10/20/44 - 3/20/49	2,956,335
1,312,392	4.500% due 2/20/40 - 8/20/49	1,367,067
	TOTAL GNMA	55,770,209
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $440,626,984)	419,730,691
U.S. GOVERNMENT OBLIGATIONS - 16.4%
	U.S. Treasury Bonds:
8,000,000	1.250% due 11/30/26	7,470,000
2,045,000	2.000% due 11/15/41	1,660,604
10,755,000	2.375% due 2/15/42	9,311,477
6,715,000	3.625% due 2/15/44	7,018,487
12,905,000	3.375% due 5/15/44	12,975,574
5,050,000	2.500% due 2/15/45	4,361,740
1,390,000	2.250% due 8/15/46	1,140,886
8,500,000	3.000% due 2/15/48	8,137,754
7,800,000	3.125% due 5/15/48	7,670,203
46,060,000	2.375% due 5/15/51	39,541,430
57,155,000	1.875% due 11/15/51	43,544,966
12,500,000	2.250% due 2/15/52	10,455,078

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 16.4% - (continued)
	U.S. Treasury Inflation Indexed Bonds:
$1,834,170.8	0.875% due 2/15/47	$1,842,679
347,851.35	0.125% due 2/15/51	293,819
2,562,285	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	2,555,629
	U.S. Treasury Notes:
45,310,000	0.125% due 12/15/23(k)	43,794,947
7,800,000	2.250% due 3/31/24	7,766,789
5,400,000	2.500% due 4/30/24	5,398,313
4,000,000	1.125% due 1/15/25	3,843,125
6,400,000	1.500% due 2/15/25	6,198,250
10,500,000	2.625% due 4/15/25	10,471,289
31,060,000	0.250% due 8/31/25	28,632,224
1,580,000	0.375% due 11/30/25	1,453,045
16,760,000	0.750% due 4/30/26	15,487,287
6,400,000	1.875% due 2/28/27	6,131,000
7,800,000	2.500% due 3/31/27	7,684,828
7,585,000	2.750% due 4/30/27	7,557,149
3,326,000	2.750% due 2/15/28	3,304,433
3,215,000	1.875% due 2/28/29	3,020,342
6,400,000	2.375% due 3/31/29	6,197,000
6,600,000	2.875% due 4/30/29	6,596,906
5,000,000	1.375% due 11/15/31	4,385,937
6,785,000	1.875% due 2/15/32	6,218,877
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $371,798,654)	332,122,067
ASSET-BACKED SECURITIES - 10.2%
1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 2.046% (3-Month USD-LIBOR + 1.200%) due 10/15/34(a)(d)(g)	978,750
1,606,905	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,236,674
1,559,450	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,076,216
1,600,000	AIG CLO LLC, Series 2021-1A, Class A, 2.236% (3-Month USD-LIBOR + 1.100%) due 4/22/34(a)(g)	1,540,429
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 2.213% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(g)	488,965
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.894% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(g)	487,928
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,649,806
1,000,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 2.254% (3-Month USD-LIBOR + 1.210%) due 10/15/34(a)(g)	969,900
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 2.738% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(g)	969,324
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 2.844% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(g)	469,508
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 1.975% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(g)	254,549
1,503,905	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 1.236% (1-Month USD-LIBOR + 0.230%) due 5/25/37(g)	1,061,865
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	548,172
	Avis Budget Rental Car Funding AESOP LLC:
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	409,498
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(a)	5,669,808

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 2.174% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(g)	$1,400,184
	Bain Capital Credit CLO Ltd.:
1,660,000	Series 2017-2A, Class AR2, 1.438% (3-Month USD-LIBOR + 1.180%) due 7/25/34(a)(g)	1,612,800
2,000,000	Series 2020-2A, Class AR, 2.214% (3-Month USD-LIBOR + 1.170%) due 7/19/34(a)(g)	1,940,674
500,000	Series 2021-6A, Class A1, 2.248% (3-Month USD-LIBOR + 1.150%) due 10/21/34(a)(g)	484,474
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 2.334% (3-Month USD-LIBOR + 1.150%) due 4/24/34(a)(g)	970,951
241,104	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	230,043
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 2.163% (3-Month USD-LIBOR + 1.100%) due 4/20/34(a)(g)	1,046,024
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 2.194% (3-Month USD-LIBOR + 1.150%) due 4/19/34(a)(g)	1,995,327
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 1.975% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(g)	751,293
370,000	Series 2021-FL7, Class B, 2.925% (1-Month USD-LIBOR + 2.050%) due 12/15/38(a)(g)	357,700
2,000,000	Capital Four US CLO I Ltd., Series 2021-1A, Class A, 1.453% (3-Month USD-LIBOR + 1.210%) due 1/18/35(a)(g)	1,916,446
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 2.275% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(g)	1,942,880
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 2.143% (3-Month USD-LIBOR + 1.080%) due 4/20/34(a)(g)	747,455
1,537,000	Series 2021-3SA, Class A1, 2.104% (3-Month USD-LIBOR + 1.060%) due 4/15/34(a)(g)	1,493,547
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,566,776
1,524,758	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 1.166% (1-Month USD-LIBOR + 0.160%) due 10/25/36(g)	1,466,255
862,113	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	776,299
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 2.183% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(g)	488,735
4,720,974	C-BASS Trust, Series 2006-CB9, Class A4, 1.236% (1-Month USD-LIBOR + 0.230%) due 11/25/36(g)	2,447,335
2,660,000	Cedar Funding IV CLO Ltd., Series 2014-4A, Class ARR, 2.344% (3-Month USD-LIBOR + 1.160%) due 7/23/34(a)(g)	2,566,464
110,918	CF Hippolyta LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	97,700
5,745,782	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	5,146,251
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 2.283% (3-Month USD-LIBOR + 1.220%) due 1/20/35(a)(g)	1,212,652
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	445,773
4,420,059	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 1.486% (1-Month USD-LIBOR + 0.480%) due 5/25/36(g)	3,164,633
678,150	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	604,859
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.164% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(g)	1,973,739
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	574,781
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	856,966
5,661,719	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 1.146% (1-Month USD-LIBOR + 0.140%) due 3/25/37(g)	3,600,406
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,627,957
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,401,494

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	$3,327,938
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 2.170% (3-Month TSFR3M + 1.400%) due 4/14/35(a)(g)	1,918,151
97,522	FREED ABS Trust, Series 2021-3FP, Class A, 0.620% due 11/20/28(a)	97,024
1,690,000	FS Rialto, Series 2021-FL3, Class A, 2.125% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(g)	1,633,148
560,000	FS RIALTO, Series 2021-FL2, Class A, 2.095% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(g)	548,572
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 2.336% (3-Month USD-LIBOR + 1.200%) due 1/22/35(a)(g)	2,422,473
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 2.263% (3-Month USD-LIBOR + 1.200%) due 10/20/34(a)(g)	480,216
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	499,610
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	999,623
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,603,180
1,496,415	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	1,306,627
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.875% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(g)	769,151
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 2.413% (3-Month USD-LIBOR + 1.350%) due 1/20/33(a)(g)	978,005
1,000,000	Series 2019-1A, Class B1, 3.263% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(g)	963,585
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 1.471% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(g)	485,081
	Home Partners of America Trust:
1,778,207	Series 2021-1, Class D, 2.477% due 9/17/41(a)	1,541,051
812,267	Series 2021-1, Class E, 2.577% due 9/17/41(a)	690,306
935,754	Series 2021-1, Class F, 3.325% due 9/17/41(a)	782,934
4,531,853	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	3,935,441
2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 2.137% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(g)	2,195,525
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 1.906% (1-Month USD-LIBOR + 0.900%) due 9/25/35(g)	3,654,558
1,000,000	LCM XV LP, Series 15A, Class DR, 4.763% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(g)	871,698
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,709,123
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 2.304% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(g)	494,353
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 2.164% (3-Month USD-LIBOR + 1.120%) due 7/17/34(a)(g)	1,631,401
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 2.343% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(g)	981,561
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 2.284% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(g)	975,390
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 2.384% (3-Month USD-LIBOR + 1.200%) due 7/25/34(a)(g)	968,408
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	1,972,981
1,950,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	1,956,811
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	472,496

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$8,918,605	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 1.286% (1-Month USD-LIBOR + 0.280%) due 11/25/37(g)	$5,543,899
2,930,000	MF1 LLC, Series 2022-FL9, Class A, 2.960% (SOFR30A + 2.150%) due 6/19/37(a)(g)	2,900,838
	MF1 Ltd.:
3,300,000	Series 2022-FL8, Class A, 1.832% (SOFR30A + 1.350%) due 2/19/37(a)(g)	3,257,526
845,000	Series 2022-FL8, Class AS, 2.232% (SOFR30A + 1.750%) due 2/19/37(a)(g)	828,228
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 2.063% (3-Month USD-LIBOR + 1.000%) due 7/20/30(a)(g)	985,754
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 2.313% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(g)	986,473
501,266	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	458,715
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 1.741% (1-Month USD-LIBOR + 0.735%) due 10/25/35(g)	3,396,372
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 2.681% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(g)	975,683
1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 2.264% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(g)	961,161
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 2.213% (3-Month USD-LIBOR + 1.150%) due 7/20/34(a)(g)	485,750
	Pagaya AI Debt Selection Trust:
1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,037,839
1,999,891	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,874,993
1,500,000	Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344% due 10/15/29(a)	1,397,147
1,000,000	Peace Park CLO Ltd., Series 2021-1A, Class A, 2.193% (3-Month USD-LIBOR + 1.130%) due 10/20/34(a)(g)	968,553
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 4.006% (1-Month USD-LIBOR + 3.000%) due 3/25/26(a)(g)	1,764,546
591,660	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	554,565
	Pretium Mortgage Credit Partners I LLC:
726,546	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	688,448
1,446,745	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,369,412
	Progress Residential Trust:
1,900,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(a)	1,676,005
335,000	Series 2022-SFR3, Class A, 3.200% due 4/17/39(a)	318,658
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 1.984% (3-Month USD-LIBOR + 0.940%) due 10/15/30(a)(g)	1,977,774
2,010,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 2.223% (3-Month USD-LIBOR + 1.160%) due 4/20/34(a)(g)	1,943,061
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 2.694% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(g)	965,849
1,000,000	Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, 2.213% (3-Month USD-LIBOR + 1.150%) due 1/20/35(a)(g)	960,575
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 2.194% (3-Month USD-LIBOR + 1.150%) due 7/15/35(a)(g)	1,680,615
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 2.154% (3-Month USD-LIBOR + 1.110%) due 7/15/36(a)(g)	1,438,671
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 2.264% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(g)	484,420
163,236	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	159,434
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	974,844
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 2.254% (3-Month USD-LIBOR + 1.070%) due 4/25/34(a)(g)	1,654,500

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 2.364% (3-Month USD-LIBOR + 1.180%) due 10/25/34(a)(g)	$483,954
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 4.087% (1-Month USD-LIBOR + 3.200%) due 4/17/38(a)(g)	3,328,815
	Structured Asset Investment Loan Trust:
6,141,576	Series 2005-5, Class M5, 1.981% (1-Month USD-LIBOR + 0.975%) due 6/25/35(g)	4,933,676
8,700,000	Series 2006-4, Class A5, 1.316% (1-Month USD-LIBOR + 0.310%) due 7/25/36(g)	3,281,461
886,986	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	804,781
1,960,774	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,667,013
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 2.024% (3-Month USD-LIBOR + 0.980%) due 4/19/34(a)(g)	1,890,520
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 2.044% (3-Month USD-LIBOR + 1.000%) due 4/15/34(a)(g)	1,669,793
6,872,950	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	5,957,745
206,780	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	205,929
1,000,000	Trimaran Cavu Ltd., Series 2021-3A, Class A, 2.254% (3-Month USD-LIBOR + 1.210%) due 1/18/35(a)(g)	968,850
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 2.087% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(g)	536,694
	Upstart Pass-Through Trust:
918,809	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)	884,993
995,881	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)	946,304
	Upstart Securitization Trust:
800,000	Series 2019-3, Class C, 5.381% due 1/21/30(a)	796,261
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,476,161
268,257	Series 2021-3, Class A, 0.830% due 7/20/31(a)	261,834
670,262	Series 2021-4, Class A, 0.840% due 9/20/31(a)	649,019
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,308,632
1,569,429	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,483,754
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 2.174% (3-Month USD-LIBOR + 1.130%) due 4/15/34(a)(g)	1,657,799
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 2.284% (3-Month USD-LIBOR + 1.240%) due 4/15/34(a)(g)	643,368
1,283,875	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,214,384
866,917	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(d)	834,174
760,086	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)	724,366
881,779	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	835,511
614,178	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	587,382
1,000,000	Wellfleet CLO X LTD, Series 2019-XA, Class A2R, 2.813% (3-Month USD-LIBOR + 1.750%) due 7/20/32(a)(g)	964,928
1,335,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 2.233% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(g)	1,305,868
888,288	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	772,537
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 2.094% (3-Month USD-LIBOR + 1.050%) due 7/18/31(a)(g)	975,486
995,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	878,505
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $221,767,440)	206,187,491

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(g) - 1.2%
$80,000	AAdvantage Loyality IP Ltd., 5.813% (3-Month USD-LIBOR + 0.475%) due 4/20/28	$79,660
	Acrisure LLC:
151,423	4.560% (1-Month USD-LIBOR + 0.350%) due 2/15/27	144,231
224,438	5.310% (1-Month USD-LIBOR + 0.425%) due 2/15/27	218,265
40,625	Acuris Finance US Inc., 5.075% (1-Month USD-LIBOR + 0.400%) due 2/16/28	39,220
139,300	ADMI Corp., 4.560% (1-Month USD-LIBOR + 0.350%) due 12/23/27	131,563
24,875	Aegion Corp., 5.637% (1-Month USD-LIBOR + 0.475%) due 5/17/28	23,880
165,000	Air Canada, 4.250% (3-Month USD-LIBOR + 0.350%) due 8/11/28	160,360
108,900	AlixPartners LLP, 3.250% (1-Month USD-LIBOR + 0.275%) due 2/4/28	104,755
106,975	Alliant Holdings Intermediate LLC, 4.310% (1-Month USD-LIBOR + 0.325%) due 5/9/25	102,785
49,750	Allied Universal Holdco LLC, 4.810% (1-Month USD-LIBOR + 0.375%) due 5/12/28	46,952
62,097	Allspring Buyer LLC, 4.313% (3-Month USD-LIBOR + 0.325%) due 11/1/28	60,182
14,888	Alpha 3 BV, 3.560% (1-Month USD-LIBOR + 0.250%) due 3/18/28	14,443
203,722	Alterra Mountain Co., 4.560% (1-Month USD-LIBOR + 0.350%) due 8/17/28	196,466
73,934	Amentum Government Services Holdings LLC, 4.810% (1-Month USD-LIBOR + 0.375%) due 1/29/27	71,254
	American Airlines Inc.:
43,323	0.000% (3-Month USD-LIBOR + 0.200%) due 12/15/23	42,413
53,900	2.810% (1-Month USD-LIBOR + 0.175%) due 1/29/27	49,116
54,588	American Trailer World Corp., 4.634% (1-Month USD-LIBOR + 0.350%) due 3/3/28	48,762
9,875	AmWINS Group Inc., 3.310% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,463
76,811	Artera Services LLC, 4.256% (3-Month USD-LIBOR + 0.325%) due 3/6/25	58,771
498,750	Ascend Learning LLC, 4.560% (1-Month USD-LIBOR + 0.350%) due 12/11/28	473,279
403,888	Astra Acquisition Corp., 6.310% (1-Month USD-LIBOR + 0.525%) due 10/25/28	374,941
20,000	Asurion LLC, 6.310% (1-Month USD-LIBOR + 0.525%) due 1/31/28	17,933
329,203	athenahealth Group Inc., 4.363% (1-Month USD-LIBOR + 0.350%) due 2/15/29	313,566
74,438	Atlas Purchaser Inc., 6.621% (3-Month USD-LIBOR + 0.525%) due 5/8/28	66,435
94,286	Avaya Inc., 5.125% (1-Month USD-LIBOR + 0.425%) due 12/15/27	69,839
	Aveanna Healthcare LLC:
313,722	due 7/17/28(l)	294,193
119,685	Aventiv Technologies LLC, 5.506% (3-Month USD-LIBOR + 0.450%) due 11/1/24	109,977
118,939	Azalea TopCo Inc., 4.738% (1-Month USD-LIBOR + 0.350%) due 7/24/26	112,719
230,000	Bausch + Lomb Corp., 4.140% (1-Month USD-LIBOR + 0.325%) due 5/10/27	220,945
140,893	Blackhawk Network Holdings Inc., 4.060% (1-Month USD-LIBOR + 0.300%) due 6/15/25	134,452
150,195	Bright Bidco BV, 4.774% (3-Month USD-LIBOR + 0.350%) due 6/30/24	66,544
113,556	Brookfield WEC Holdings Inc., 3.810% (1-Month USD-LIBOR + 0.275%) due 8/1/25	108,395
13,941	Brown Group Holdings LLC, 3.506% (3-Month USD-LIBOR + 0.250%) due 6/7/28	13,212
83,725	Cablevision Lightpath LLC, 4.125% (1-Month USD-LIBOR + 0.325%) due 11/30/27	80,516
14,625	Calpine Corp., 3.060% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,121
9,875	Camelot U.S. Acquisition 1 Co., 4.060% (1-Month USD-LIBOR + 0.300%) due 10/30/26	9,536
	Carnival Corp.:
58,950	3.750% (3-Month USD-LIBOR + 0.300%) due 6/30/25	56,666
389,025	4.000% (3-Month USD-LIBOR + 0.325%) due 10/18/28	369,410
263,225	Cengage Learning Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 7/14/26	250,535
123,438	Charter Next Generation Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 12/1/27	118,809
233,825	CHG Healthcare Services Inc., 4.506% (3-Month USD-LIBOR + 0.350%) due 9/29/28	225,421
37,686	Clear Channel Outdoor Holdings Inc., 4.738% (3-Month USD-LIBOR + 0.350%) due 8/21/26	34,397
141,756	CMG Media Corp., 4.560% (1-Month USD-LIBOR + 0.350%) due 12/17/26	135,731
89,100	CNT Holdings I Corp., 4.345% (1-Month USD-LIBOR + 0.350%) due 11/8/27	86,427
9,554	Columbus McKinnon Corp., 3.813% (3-Month USD-LIBOR + 0.275%) due 5/14/28	9,327
44,775	Conair Holdings LLC, 4.756% (3-Month USD-LIBOR + 0.375%) due 5/17/28	40,885
63,700	Connect Finco SARL, 4.560% (1-Month USD-LIBOR + 0.350%) due 12/11/26	60,993
98,500	Conservice Midco LLC, 5.273% (1-Month USD-LIBOR + 0.425%) due 5/13/27	95,217
87,975	Constellation Renewables LLC, 4.080% (3-Month USD-LIBOR + 0.250%) due 12/15/27	85,871

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(g) - 1.2% - (continued)
$54,725	CoreLogic Inc., 4.563% (1-Month USD-LIBOR + 0.350%) due 6/2/28	$50,073
83,905	Cornerstone Building Brands Inc., 4.125% (1-Month USD-LIBOR + 0.325%) due 4/12/28	74,361
225,000	Cornerstone OnDemand Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 10/16/28	212,812
44,754	CP Atlas Buyer Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 11/23/27	40,577
158,800	CQP Holdco LP, 4.756% (3-Month USD-LIBOR + 0.375%) due 6/5/28	154,177
35,907	Cyanco Intermediate 2 Corp., 4.560% (1-Month USD-LIBOR + 0.350%) due 3/16/25	34,265
100,392	Cyxtera DC Holdings Inc., 4.000% (1-Month USD-LIBOR + 0.300%) due 5/1/24	96,334
147,185	DCert Buyer Inc., 5.060% (1-Month USD-LIBOR + 0.400%) due 10/16/26	143,383
	DG Investment Intermediate Holdings 2 Inc.:
163,768	4.560% (1-Month USD-LIBOR + 0.350%) due 3/31/28	156,706
15,000	7.810% (1-Month USD-LIBOR + 0.675%) due 3/30/29	14,700
58,625	Diamond Sports Group LLC, 4.092% (1-Month USD-LIBOR + 0.325%) due 8/24/26	17,573
124,718	DIRECTV Financing LLC, 6.060% (1-Month USD-LIBOR + 0.500%) due 8/2/27	120,457
	Dynasty Acquisition Co., Inc.:
107,336	4.506% (3-Month USD-LIBOR + 0.350%) due 4/6/26	101,486
344,138	EAB Global Inc., 4.737% (3-Month USD-LIBOR + 0.350%) due 8/16/28	329,226
24,813	Ecovyst Catalyst Technologies LLC, 3.739% (3-Month USD-LIBOR + 0.250%) due 6/9/28	23,993
75,000	Edelman Financial Center LLC, 7.810% (1-Month USD-LIBOR + 0.675%) due 7/20/26	71,204
	EG Group Ltd.:
67,281	5.006% (3-Month USD-LIBOR + 0.400%) due 2/7/25	64,493
39,735	5.256% (3-Month USD-LIBOR + 0.425%) due 3/31/26	38,088
99,725	Envision Healthcare Corp., 4.810% (1-Month USD-LIBOR + 0.375%) due 10/10/25	38,589
4,950	eResearchTechnology Inc., 5.560% (1-Month USD-LIBOR + 0.450%) due 2/4/27	4,760
68,219	Excelitas Technologies Corp., 4.506% (3-Month USD-LIBOR + 0.350%) due 12/2/24	66,599
230,000	Fertitta Entertainment LLC, 5.034% (1-Month USD-LIBOR + 0.400%) due 1/27/29	219,781
97,143	Filtration Group Corp., 4.060% (1-Month USD-LIBOR + 0.300%) due 3/31/25	93,124
106,514	First Advantage Holdings LLC, 3.810% (1-Month USD-LIBOR + 0.275%) due 1/31/27	103,109
	First Student Bidco Inc.:
199,370	3.983% (3-Month USD-LIBOR + 0.300%) due 7/21/28	187,336
149,017	Flutter Entertainment PLC, 3.256% (3-Month USD-LIBOR + 0.225%) due 7/21/26	145,318
118,797	Gainwell Acquisition Corp., 5.006% (3-Month USD-LIBOR + 0.400%) due 10/1/27	115,827
155,000	Garda World Security Corp., 5.260% (1-Month USD-LIBOR + 0.425%) due 10/30/26	145,216
120,212	Getty Images Inc., 6.124% (3-Month USD-LIBOR + 0.450%) due 2/19/26	116,816
74,438	Gogo Intermediate Holdings LLC, 4.989% (3-Month USD-LIBOR + 0.375%) due 4/30/28	71,758
74,250	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450%) due 1/29/26	68,156
130,932	Graham Packaging Co., Inc., 4.060% (1-Month USD-LIBOR + 0.300%) due 8/4/27	123,984
152,339	Granite US Holdings Corp., 5.063% (3-Month USD-LIBOR + 0.400%) due 9/30/26	147,007
568,575	Gray Television Inc., 3.800% (1-Month USD-LIBOR + 0.300%) due 12/1/28	551,637
108,629	Great Outdoors Group LLC, 4.810% (1-Month USD-LIBOR + 0.375%) due 3/6/28	102,872
24,692	Greystone Select Financial LLC, 6.044% (3-Month USD-LIBOR + 0.500%) due 6/16/28	23,396
45,475	Gulf Finance LLC, 7.772% (1-Month USD-LIBOR + 0.675%) due 8/25/26	32,893
205,328	H-Food Holdings LLC, 4.747% (1-Month USD-LIBOR + 0.369%) due 5/23/25	187,062
84,575	HighTower Holding LLC, 5.098% (3-Month USD-LIBOR + 0.400%) due 4/21/28	78,443
	Hillman Group Inc.:
537	2.827% (3-Month USD-LIBOR + 0.275%) due 7/14/28	511
28,045	3.711% (1-Month USD-LIBOR + 0.275%) due 7/14/28	26,666
64,350	Horizon Therapeutics USA Inc., 2.813% (1-Month USD-LIBOR + 0.175%) due 3/15/28	62,594
505,000	Hunter Douglas Holding BV, 4.842% (3-Month USD-LIBOR + 0.350%) due 2/26/29(d)	455,343
194,699	Husky Injection Molding Systems Ltd., 3.354% (3-Month USD-LIBOR + 0.300%) due 3/28/25	186,327
	Hyland Software Inc.:
10,000	7.000% (1-Month USD-LIBOR + 0.525%) due 7/7/25(d)	9,925
40,125	7.310% (1-Month USD-LIBOR + 0.625%) due 7/7/25	39,598

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(g) - 1.2% - (continued)
	Icon PLC:
$174,750	3.313% (3-Month USD-LIBOR + 0.225%) due 7/3/28	$171,692
95,551	iHeartCommunications Inc., 4.060% (1-Month USD-LIBOR + 0.300%) due 5/1/26	91,437
119,100	Ingram Micro Inc., 4.506% (3-Month USD-LIBOR + 0.350%) due 6/30/28	116,867
284,375	Intelsat Jackson Holdings SA, 0.000% (3-Month USD-LIBOR + 0.425%) due 2/1/29	267,313
143,913	ION Trading Finance Ltd., 5.810% (1-Month USD-LIBOR + 0.475%) due 4/1/28	137,590
43,500	IRB Holding Corp., 3.916% (1-Month USD-LIBOR + 0.300%) due 12/15/27	41,579
143,913	Jazz Pharmaceuticals PLC, 4.560% (1-Month USD-LIBOR + 0.350%) due 5/5/28	140,495
112,413	Kestrel Bidco Inc., 4.000% (1-Month USD-LIBOR + 0.300%) due 12/11/26	104,591
140,000	Kraton Corp., 3.818% (1-Month USD-LIBOR + 0.325%) due 3/15/29	136,150
108,637	Kronos Acquisition Holdings Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 12/22/26	100,008
177,368	LifePoint Health Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 11/16/25	170,717
34,250	Lions Gate Capital Holdings LLC, 3.310% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,280
140,986	Lummus Technology Holdings V LLC, 4.560% (1-Month USD-LIBOR + 0.350%) due 6/30/27	133,232
36,176	Maravai Intermediate Holdings LLC, 3.851% (3-Month USD-LIBOR + 0.300%) due 10/19/27	35,272
148,875	Mavis Tire Express Services Topco Corp., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/4/28	142,281
220,000	McAfee Corp., 4.842% (1-Month USD-LIBOR + 0.400%) due 3/1/29	208,314
161,756	MED ParentCo LP, 5.310% (1-Month USD-LIBOR + 0.425%) due 8/31/26	151,090
430,000	Medline Borrower LP, 4.310% (1-Month USD-LIBOR + 0.325%) due 10/23/28	414,413
123,051	Messer Industries GmbH, 3.506% (3-Month USD-LIBOR + 0.250%) due 3/2/26	118,528
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	111,466
197,827	Minotaur Acquisition Inc., 5.810% (1-Month USD-LIBOR + 0.475%) due 3/27/26	192,511
164,588	Mirion Technologies Inc., 3.250% (3-Month USD-LIBOR + 0.275%) due 10/20/28	158,039
45,000	Misys Ltd., 8.489% (3-Month USD-LIBOR + 0.725%) due 6/13/25	39,225
525,000	Mitchell International Inc., 4.686% (1-Month USD-LIBOR + 0.375%) due 10/15/28	497,821
41,273	NASCAR Holdings LLC, 3.560% (1-Month USD-LIBOR + 0.250%) due 10/19/26	40,315
43,875	NCR Corp., 3.740% (3-Month USD-LIBOR + 0.250%) due 8/28/26	42,010
174,563	Olympus Water US Holding Corp., 4.813% (3-Month USD-LIBOR + 0.375%) due 11/9/28	165,944
523,500	OneDigital Borrower LLC, 4.901% (3-Month USD-LIBOR + 0.425%) due 11/16/27	498,634
64,350	Packaging Coordinators Midco Inc., 4.756% (3-Month USD-LIBOR + 0.375%) due 11/30/27	61,856
69,308	Packers Holdings LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/9/28	65,497
39,300	PAI Holdco Inc., 4.739% (3-Month USD-LIBOR + 0.350%) due 10/28/27	37,630
74,250	Park River Holdings Inc., 4.217% (3-Month USD-LIBOR + 0.325%) due 12/28/27	68,097
225,647	Pathway Vet Alliance LLC, 4.756% (1-Month USD-LIBOR + 0.375%) due 3/31/27	214,977
44,497	PCI Gaming Authority, 3.560% (1-Month USD-LIBOR + 0.250%) due 5/29/26	43,273
121,514	Peraton Corp., 4.810% (1-Month USD-LIBOR + 0.375%) due 2/1/28	117,595
74,438	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 2/11/28	69,767
4,937	PetVet Care Centers LLC, 4.560% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,745
127,725	PG&E Corp., 4.063% (1-Month USD-LIBOR + 0.300%) due 6/23/25	123,534
98,465	Phoenix Services International LLC, 4.810% (1-Month USD-LIBOR + 0.375%) due 3/1/25	80,311
37,465	Playa Resorts Holding BV, 3.810% (1-Month USD-LIBOR + 0.275%) due 4/29/24	36,014
395,000	PMHC II Inc., 5.137% (3-Month USD-LIBOR + 0.425%) due 4/23/29	351,973
143,554	PODS LLC, 4.060% (1-Month USD-LIBOR + 0.300%) due 3/31/28	137,453
517,400	Polaris Newco LLC, 5.060% (1-Month USD-LIBOR + 0.400%) due 6/2/28	492,761
54,113	Prairie ECI Acquiror LP, 5.810% (1-Month USD-LIBOR + 0.475%) due 3/11/26	51,492
141,738	Pregis TopCo LLC, 5.060% (1-Month USD-LIBOR + 0.400%) due 7/31/26	134,768
194,513	Pretium PKG Holdings Inc., 4.883% (3-Month USD-LIBOR + 0.400%) due 10/2/28	180,776
284,288	Proofpoint Inc., 4.825% (3-Month USD-LIBOR + 0.325%) due 8/31/28	272,251
132,664	Pug LLC, 4.560% (1-Month USD-LIBOR + 0.350%) due 2/12/27	125,699

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(g) - 1.2% - (continued)
$153,450	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275%) due 2/15/28	$145,969
254,363	Radiate Holdco LLC, 4.310% (1-Month USD-LIBOR + 0.325%) due 9/25/26	246,233
	Renaissance Holding Corp.:
183,641	4.310% (1-Month USD-LIBOR + 0.325%) due 5/30/25	176,832
35,000	8.060% (1-Month USD-LIBOR + 0.700%) due 5/29/26	33,887
39,600	Rent-A-Center Inc., 4.313% (1-Month USD-LIBOR + 0.325%) due 2/17/28	36,989
9,211	RentPath Inc., 7.250% due 12/31/25(d)	92
42,939	Reynolds Consumer Products LLC, 2.810% (1-Month USD-LIBOR + 0.175%) due 2/4/27	41,732
79,199	Sabre GLBL Inc., 3.060% (1-Month USD-LIBOR + 0.200%) due 2/22/24	75,569
69,429	Schenectady International Group Inc., 5.593% (1-Month USD-LIBOR + 0.475%) due 10/15/25	66,478
195,000	Scientific Games International Inc., 3.882% (1-Month USD-LIBOR + 0.300%) due 4/14/29	190,125
95,311	Sinclair Television Group Inc., 3.560% (1-Month USD-LIBOR + 0.250%) due 9/30/26	90,010
86,819	Six Flags Theme Parks Inc., 2.810% (1-Month USD-LIBOR + 0.175%) due 4/17/26	83,862
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	90,765
19,550	SMG US Midco 2 Inc., 3.560% (1-Month USD-LIBOR + 0.250%) due 1/23/25	18,695
73,372	SolarWinds Holdings Inc., 3.810% (1-Month USD-LIBOR + 0.275%) due 2/5/24	71,225
158,096	Southern Veterinary Partners LLC, 5.000% (6-Month USD-LIBOR + 0.400%) due 10/5/27	152,563
108,900	Spin Holdco Inc., 4.750% (3-Month USD-LIBOR + 0.400%) due 3/4/28	103,611
64,513	SRS Distribution Inc., 4.019% (3-Month USD-LIBOR + 0.350%) due 6/2/28	61,059
49,409	Staples Inc., 6.286% (3-Month USD-LIBOR + 0.500%) due 4/16/26	44,983
34,304	Sunshine Luxembourg VII SARL, 4.756% (3-Month USD-LIBOR + 0.375%) due 10/1/26	32,833
500,000	SWF Holdings I Corp., 4.928% (1-Month USD-LIBOR + 0.400%) due 10/6/28	431,000
142,028	TAMKO Building Products LLC, 4.267% (3-Month USD-LIBOR + 0.300%) due 5/29/26	136,465
63,399	Team Health Holdings Inc., 3.810% (1-Month USD-LIBOR + 0.275%) due 2/6/24	56,968
49,625	Tecta America Corp., 5.310% (1-Month USD-LIBOR + 0.425%) due 4/10/28	47,144
154,613	Tempo Acquisition LLC, 4.034% (1-Month USD-LIBOR + 0.300%) due 8/31/28	150,651
15,000	TIBCO Software Inc., 8.310% (1-Month USD-LIBOR + 0.725%) due 3/3/28	14,764
49,625	Tiger Acquisition LLC, 4.310% (1-Month USD-LIBOR + 0.325%) due 6/1/28	44,508
130,000	Trans Union LLC, 3.310% (1-Month USD-LIBOR + 0.225%) due 12/1/28	126,588
190,064	TransDigm Inc., 3.310% (1-Month USD-LIBOR + 0.225%) due 12/9/25	184,801
103,061	Travel Leaders Group LLC, 5.060% (1-Month USD-LIBOR + 0.400%) due 1/25/24	92,368
	Travelport Finance (Luxembourg) SARL:
90,497	2.506% (3-Month USD-LIBOR + 0.150%) due 2/28/25	89,422
19,908	6.006% (3-Month USD-LIBOR + 0.500%) due 5/29/26	15,843
71,276	Traverse Midstream Partners LLC, 5.934% (3-Month USD-LIBOR + 0.425%) due 9/27/24	70,051
74,460	Tricorbraun Holdings Inc., 4.310% (1-Month USD-LIBOR + 0.325%) due 3/3/28	70,295
133,988	Triton Water Holdings Inc., 4.506% (3-Month USD-LIBOR + 0.350%) due 3/31/28	123,464
44,412	U.S. Silica Co., 5.063% (1-Month USD-LIBOR + 0.400%) due 5/1/25	42,682
9,717	Uber Technologies Inc., 5.075% (3-Month USD-LIBOR + 0.350%) due 2/25/27	9,422
188,966	UFC Holdings LLC, 3.500% (3-Month USD-LIBOR + 0.275%) due 4/29/26	182,668
357,034	UKG Inc., 4.212% (3-Month USD-LIBOR + 0.325%) due 5/4/26	343,516
35,118	Ultra Clean Holdings Inc., 4.810% (1-Month USD-LIBOR + 0.375%) due 8/27/25	34,548
54,450	United AirLines Inc., 4.711% (1-Month USD-LIBOR + 0.375%) due 4/21/28	52,885
14,971	United Natural Foods Inc., 4.310% (1-Month USD-LIBOR + 0.325%) due 10/22/25	14,625
29,325	Univar Solutions USA Inc., 3.060% (1-Month USD-LIBOR + 0.200%) due 7/1/26	28,745
204,750	US Foods Inc., 3.575% (3-Month USD-LIBOR + 0.200%) due 9/13/26	196,165
88,635	Vantage Specialty Chemicals Inc., 4.618% (3-Month USD-LIBOR + 0.350%) due 10/28/24	84,480
4,952	Verscend Holding Corp., 5.060% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,841
165,491	Wand Newco 3 Inc., 4.060% (1-Month USD-LIBOR + 0.300%) due 2/5/26	156,596

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(g) - 1.2% - (continued)
$39,494	WaterBridge Midstream Operating LLC, 6.750% (3-Month USD-LIBOR + 0.575%) due 6/22/26	$37,881
249,375	Whatabrands LLC, 4.310% (1-Month USD-LIBOR + 0.325%) due 8/3/28	235,659
34,825	Wheel Pros Inc., 5.428% (1-Month USD-LIBOR + 0.450%) due 5/11/28	28,654
104,213	WIN Waste Innovations Holdings Inc., 3.756% (3-Month USD-LIBOR + 0.275%) due 3/24/28	101,295
518,574	Zelis Cost Management Buyer Inc., 4.300% (1-Month USD-LIBOR + 0.350%) due 9/30/26	505,122
20,000	Ziggo Financing Partnership, 3.375% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,413
	TOTAL SENIOR LOANS
	(Cost - $24,640,143)	23,429,712
SOVEREIGN BONDS - 1.1%
Bermuda - 0.0%
890,000	Bermuda Government International Bond, 2.375% due 8/20/30	780,028
Brazil - 0.0%
	Brazilian Government International Bond:
400,000	3.750% due 9/12/31	349,791
400,000	5.625% due 2/21/47	342,667
	Total Brazil	692,458
Chile - 0.1%
	Chile Government International Bond:
200,000	2.550% due 1/27/32	176,520
235,000	2.550% due 7/27/33	200,123
1,220,000	3.100% due 5/7/41	979,796
200,000	3.500% due 1/25/50	163,074
200,000	4.000% due 1/31/52	175,126
205,000	3.500% due 4/15/53	165,408
400,000	3.100% due 1/22/61	290,888
200,000	3.250% due 9/21/71	143,126
	Total Chile	2,294,061
Colombia - 0.1%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	280,983
300,000	5.000% due 6/15/45	232,584
600,000	4.125% due 5/15/51	421,570
	Total Colombia	935,137
Dominican Republic - 0.0%
300,000	Dominican Republic International Bond, 6.000% due 2/22/33(a)	277,429
Indonesia - 0.0%
	Indonesia Government International Bond:
200,000	3.550% due 3/31/32	190,828
700,000	3.700% due 10/30/49	599,302
	Total Indonesia	790,130
Mexico - 0.3%
	Mexico Government International Bond:
1,595,000	2.659% due 5/24/31	1,377,055
665,000	3.500% due 2/12/34	583,661
1,860,000	4.280% due 8/14/41	1,584,550
1,366,000	4.750% due 3/8/44	1,225,115
200,000	4.350% due 1/15/47	166,350

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SOVEREIGN BONDS - 1.1% - (continued)
Mexico - 0.3% - (continued)
$490,000		3.771% due 5/24/61	$351,520
		Total Mexico	5,288,251
Panama - 0.2%
		Panama Government International Bond:
400,000		2.252% due 9/29/32	327,496
1,515,000		4.500% due 4/16/50	1,329,834
200,000		4.300% due 4/29/53	169,426
200,000		4.500% due 4/1/56	171,348
1,225,000		3.870% due 7/23/60	936,418
400,000		4.500% due 1/19/63	335,563
		Total Panama	3,270,085
Philippines - 0.2%
		Philippine Government International Bond:
600,000		1.648% due 6/10/31	500,017
500,000		3.700% due 3/1/41	448,750
2,550,000		3.700% due 2/2/42	2,276,385
		Total Philippines	3,225,152
Qatar - 0.0%
400,000		Qatar Government International Bond, 3.400% due 4/16/25(a)	403,036
Romania - 0.1%
		Romanian Government International Bond:
636,000		3.000% due 2/27/27(a)	585,598
1,228,000		3.000% due 2/14/31	1,036,506
		Total Romania	1,622,104
Saudi Arabia - 0.1%
1,500,000		Saudi Government International Bond, 4.500% due 10/26/46	1,449,465
South Africa - 0.0%
200,000		Republic of South Africa Government International Bond, 4.300% due 10/12/28	184,597
South Korea - 0.0%
400,000		Korea Development Bank, 1.625% due 1/19/31	339,746
200,000		Korea International Bond, 2.750% due 1/19/27	196,022
		Total South Korea	535,768
United Arab Emirates - 0.0%
1,025,000		Finance Department Government of Sharjah, 3.625% due 3/10/33	889,343
		TOTAL SOVEREIGN BONDS
		(Cost - $27,437,066)	22,637,044
	Rating††
MUNICIPAL BONDS - 0.1%
California - 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	24,894
360,000	AA-	State of California, GO, 7.300% due 10/1/39	473,866
		Total California	498,760
New York - 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	817,391
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	175,305
1,025,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	1,016,955
		Total New York	2,009,651

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 0.1% - (continued)
Texas - 0.0%
$465,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	$445,299
		TOTAL MUNICIPAL BONDS
		(Cost - $3,342,295)	2,953,710
Shares/Units

COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,028		Intelsat SA*(d)(e)	31,354
CONSUMER CYCLICAL - 0.0%
Leisure Time - 0.0%
1,073		CWT Travel Holdings Inc.*(d)(e)	27,630
DIVERSIFIED - 0.0%
SPACs - 0.0%
1,640		Foresight Energy LLC/Foresight Energy Finance Corp.*(d)(e)	34,023
ENERGY - 0.0%
Oil & Gas - 0.0%
468		Gulfport Energy Corp.*	45,279
INDUSTRIAL - 0.0%
Engineering & Construction - 0.0%
3,092		Mcdermott International Ltd.*	1,948
UTILITIES - 0.0%
Electric - 0.0%
51		Frontera Generation Holdings LLC*(d)(e)	25
		TOTAL COMMON STOCKS
		(Cost - $124,669)	140,259
RIGHT - 0.0%
214		Intelsat Jackson Holdings SA*(d)(e)	1,043
		TOTAL RIGHT
		(Cost - $-)	1,043
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $2,302,671,309)	2,086,973,346

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.6%
TIME DEPOSITS - 3.4%
$12,736,133		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	$12,736,133
49,402,895		BNP Paribas - Paris, 0.400% due 6/1/22	49,402,895
2	EUR	Citibank - London, (0.780)% due 6/1/22	2
5,712,931		Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	5,712,931
		TOTAL TIME DEPOSITS
		(Cost - $67,851,961)	67,851,961
U.S. GOVERNMENT OBLIGATION - 0.2%
5,500,000		U.S. Treasury Bills, 1.962% due 4/20/23(m)
		(Cost - $5,405,007)	5,405,019
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $73,256,968)	73,256,980
		TOTAL INVESTMENTS - 106.9%
		(Cost - $2,375,928,277)	2,160,230,326
		Liabilities in Excess of Other Assets - (6.1)%	(140,260,809)
		TOTAL NET ASSETS - 100.0%	$2,019,969,517

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $501,827,008 and represents 24.84% of net assets.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $4,952,609 and represents 0.25% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs. (f) Security is currently in default.
(g)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(h)	Interest only security.
(i)	Principal only security.
(j)	This security is traded on a TBA basis.
(k)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	$220,781	$208,255	0.01%
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550% due 12/15/29	3/24/2022	134,858	129,508	0.01%
Total			$337,763	0.02%

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.8%
Collateralized Mortgage Obligations	23.2
Mortgage-Backed Securities	19.4
U.S. Government Obligations	15.4
Asset-Backed Securities	9.6
Senior Loans	1.1
Sovereign Bonds	1.0
Municipal Bonds	0.1
Common Stocks	0.0	*
Right	0.0	*
Short-Term Investments	3.4
	100.0%

^ As a percentage of total investments. * Position represents less than 0.05%.

At May 31, 2022, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	453	9/22	$54,266,081	$54,112,266	$(153,815)
U.S. 10Year Ultra	11	9/22	1,423,396	1,413,328	(10,068)
U.S. 2Year Note (CBT)	147	9/22	31,063,199	31,031,929	(31,270)
U.S. 5Year Note (CBT)	5	9/22	565,891	564,766	(1,125)
U.S. Ultra Bond (CBT)	19	9/22	3,002,681	2,959,250	(43,431)
					(239,709)

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
U.S. 10Year Ultra	182	9/22	$(23,559,408)	$23,384,156	$175,252
U.S. 2Year Note (CBT)	257	9/22	(54,298,068)	54,253,102	44,966
U.S. 5Year Note (CBT)	379	9/22	(42,892,141)	42,809,234	82,906
U.S. Long Bond (CBT)	222	9/22	(31,279,428)	30,955,125	324,304
					627,428
Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$387,719

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$1,750,000	3.500% due 6/1/37(a) (Proceeds — $1,749,590)	$(1,761,450)
5,392,000	3.000% due 6/1/52(a) (Proceeds — $5,143,752)	(5,134,406)
3,875,000	3.500% due 6/1/52(a) (Proceeds — $3,735,447)	(3,796,289)
4,175,000	4.500% due 6/1/52(a) (Proceeds — $4,224,982)	(4,247,410)
	Government National Mortgage Association:
2,520,000	4.000% due 6/1/52(a) (Proceeds — $2,519,726)	(2,543,231)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $17,373,497)	$(17,482,786)

(a) This security is traded on a TBA basis.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.7%
Basic Materials - 2.4%
$7,444,866		Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(a)	$7,444,866
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	200,500
150,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	143,842
		Glencore Funding LLC, Company Guaranteed Notes:
80,000		4.125% due 5/30/23(a)	80,715
15,000		4.125% due 3/12/24(a)	15,109
60,000		4.000% due 4/16/25(a)	59,901
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	203,310
5,851,000		Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(a)	5,583,784
		Total Basic Materials	13,732,027
Communications - 10.9%
8,769,000		Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	8,274,692
13,587,000		DISH DBS Corp., Company Guaranteed Notes, 5.875% due 7/15/22	13,588,760
140,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	146,224
8,209,000		Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(a)	8,155,724
10,407,000		Level 3 Financing Inc., Company Guaranteed Notes, 5.250% due 3/15/26	10,224,565
13,337,000	EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 8/9/22(a)(b)	14,318,603
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	170,370
150,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	150,476
200,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	188,494
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	199,988
6,622,000		TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(a)	6,592,002
160,000		Verizon Communications Inc., Senior Unsecured Notes, 2.511% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	160,960
		Total Communications	62,170,858
Consumer Cyclical - 3.4%
140,000		Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	141,352
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
5,483,000		2.979% due 8/3/22	5,480,807
3,539,000		3.350% due 11/1/22	3,528,241
3,000,000	SEK	Gaming Innovation Group PLC, 8.500% (3-Month SEK-STIBOR + 8.500%) due 6/11/24(b)	309,155
155,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	159,415
3,470,464		Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	3,053,881
1,216,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.006% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,212,960
140,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	136,676
160,000		Hyundai Capital America, Senior Unsecured Notes, 1.000% due 9/17/24(a)	150,356
155,000		Magallanes Inc., Company Guaranteed Notes, 3.788% due 3/15/25(a)	152,860
160,000		Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	160,564
2,389,000		Meritor Inc., Company Guaranteed Notes, 6.250% due 6/1/25(a)	2,457,312
19,200,000	NOK	N0r5ke Viking I AS, 8.750% (3-Month NIBOR + 8.00%) due 5/3/24(b)(c)	2,048,393
45,000		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.125% due 9/16/24(a)	41,914
150,000		Southwest Airlines Co., Senior Unsecured Notes, 4.750% due 5/4/23	152,413
		Total Consumer Cyclical	19,186,299
Consumer Non-cyclical - 10.2%
115,000		Anthem Inc., Senior Unsecured Notes, 3.500% due 8/15/24	115,819
40,000		BAT Capital Corp., Company Guaranteed Notes, 2.789% due 9/6/24	39,251
125,000		BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	112,865

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.7% - (continued)
Consumer Non-cyclical - 10.2% - (continued)
$8,848,000		Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	$8,366,138
11,877,000		Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	11,912,631
150,000		Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	152,055
1,805,000		Cooks Venture Inc., Senior Secured Notes, 5.500% due 1/15/25(a)(c)(d)	1,793,267
6,250,000	SEK	Desenio Group AB, 5.500% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(b)	448,029
8,760,000		Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(a)	8,777,520
155,000		HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	158,968
170,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	163,002
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(a)(c)	8,497,000
2,306,000		Nathan's Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(a)	2,298,821
5,678,000		Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.000% due 2/1/25(a)	5,620,929
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	194,448
		Royalty Pharma PLC, Company Guaranteed Notes:
140,000		0.750% due 9/2/23	135,916
15,000		1.200% due 9/2/25	13,747
3,162,000		Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(a)	3,011,805
165,000		Triton Container International Ltd., Company Guaranteed Notes, 0.800% due 8/1/23(a)	159,347
35,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.700% due 5/15/27	35,353
8,251,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)	6,142,040
160,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	152,520
		Total Consumer Non-cyclical	58,301,471
Diversified - 0.8%
4,350,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(b)	4,530,055
Energy - 4.9%
		Ecopetrol SA, Senior Unsecured Notes:
100,000		5.875% due 9/18/23	102,203
100,000		4.125% due 1/16/25	97,717
		Energy Transfer LP, Senior Unsecured Notes:
115,000		5.875% due 1/15/24	118,423
25,000		4.500% due 4/15/24	25,344
5,000		4.050% due 3/15/25	5,011
178,404		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	168,492
176,480		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	170,970
13,591,000		Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	13,234,236
2,764,000		Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(a)(d)	2,940,589
5,520,260		Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,542,341
200,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	200,450
		Pioneer Natural Resources Co., Senior Unsecured Notes:
140,000		0.550% due 5/15/23	136,924
25,000		1.125% due 1/15/26	22,787
250,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	230,313
250,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	251,965
200,000		SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(a)	185,212
150,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	151,427
4,011,000		SM Energy Co., Secured Notes, 10.000% due 1/15/25(a)	4,321,792
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	190,970
		Total Energy	28,097,166
Financial - 2.8%
		American Express Co., Senior Unsecured Notes:
95,000		3.375% due 5/3/24	95,355
65,000		1.330% (SOFRRATE + 0.930%) due 3/4/25(b)	65,340

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.7% - (continued)
Financial - 2.8% - (continued)
$155,000		Athene Global Funding, Senior Secured Notes, 1.481% (SOFRRATE + 0.700%) due 5/24/24(a)(b)	$150,488
15,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	15,133
200,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	196,910
150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	134,064
150,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(b)	138,000
		Bank of America Corp., Senior Unsecured Notes:
100,000		1.373% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	100,058
55,000		1.401% (SOFRRATE + 0.690%) due 4/22/25(b)	54,565
160,000		Bank of Montreal, Senior Unsecured Notes, 1.133% (SOFRRATE + 0.710%) due 3/8/24(b)	159,451
70,000		Bank of Nova Scotia, Senior Unsecured Notes, 0.650% due 7/31/24	66,137
70,000		Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(a)	68,222
		Capital One Financial Corp., Senior Unsecured Notes:
35,000		3.200% due 1/30/23	35,191
125,000		3.900% due 1/29/24	126,263
150,000		Charles Schwab Corp., Senior Unsecured Notes, 1.442% (SOFRRATE + 1.050%) due 3/3/27(b)	148,566
		Citigroup Inc., Senior Unsecured Notes:
105,000		2.603% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	105,013
45,000		1.281% (SOFRRATE + 0.528%) due 11/3/25(b)	42,387
200,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	183,890
150,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	149,798
24,121		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	21,782
200,000		Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(b)	181,789
		JPMorgan Chase & Co., Senior Unsecured Notes:
150,000		3.900% due 7/15/25	152,580
75,000		2.031% (SOFRRATE + 1.320%) due 4/26/26(b)	75,035
80,000		Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	80,003
80,000		Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	80,441
150,000		Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 3.875% due 3/15/24	151,730
150,000		Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455%) due 1/25/24(b)	147,463
200,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	187,012
20,400,000	NOK	Nordic Capital Fund II, 6.450% (3-Month NIBOR + 6.250%) due 6/30/24(b)	2,154,654
12,500,000	SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000%) due 9/3/23(b)	1,267,281
8,637,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	8,905,006
160,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	151,771
200,000		United Overseas Bank Ltd., Subordinated Notes, 1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	182,666
155,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600%) due 6/2/24(b)	152,945
155,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	155,485
		Total Financial	16,082,474
Government - 0.0%
200,000		Perusahaan Penerbit SBSN Indonesia III, Senior Unsecured Notes, 1.500% due 6/9/26	182,480

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.7% - (continued)
Industrial - 3.4%
$1,400,000		Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	$1,379,000
3,041,175		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(a)(e)	3,178,028
150,000		Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	151,358
1,060,000		C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(d)	1,059,767
160,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	152,098
4,292,000		FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(a)	4,250,367
9,643,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)	9,100,581
150,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	146,335
155,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	152,429
		Total Industrial	19,569,963
Insurance - 0.4%
20,620,000	SEK	ADDvise Group AB, 7.250% (3-Month SEK-STIBOR + 7.250%) due 5/21/24(b)	2,149,159
Media - 1.7%
9,800,000		BuzzFeed Inc.,7.000% due 9/30/26(a)(c)	9,579,500
Technology - 2.4%
2,529,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	2,682,254
6,305,000	EUR	Fiven ASA, Senior Secured Notes, 6.850% (3-Month EURIBOR + 6.850%) due 6/21/24(b)	6,870,583
13,750,000	SEK	Impala Group PLC, 9.000% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(b)	1,386,969
155,000		Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24	148,562
2,475,000		Tigo Energy Inc., Senior Secured Notes, 5.500% due 1/15/25(a)	2,480,802
		Total Technology	13,569,170
Utilities – 3.4%
200,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	190,416
60,000		Atmos Energy Corp., Senior Unsecured Notes, 0.625% due 3/9/23	59,250
121,700		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	111,051
146,300		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	136,243
170,000		Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	161,059
200,000		Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	65,696
200,000		Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	185,252
3,610,000		M.H.H. Holding BV, 7.366% (3-Month USD-LIBOR + 7.000%) due 8/9/22(b)	3,655,125
200,000		Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	187,110
200,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	186,750
105,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 3.250% due 2/16/24	103,532
14,352,000		Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(a)	14,139,731
160,000		Southern California Edison Co., 1st Mortgage Notes, 1.417% (SOFRRATE + 0.830%) due 4/1/24(b)	159,447
200,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	194,938
		Total Utilities	19,535,600
		TOTAL CORPORATE BONDS & NOTES
		(Cost - $277,767,117)	266,686,222
SENIOR LOANS(b) - 8.2%
5,429,128		Avast Software BV, 2.756% (3-Month USD-LIBOR + 1.750%) due 3/22/28	5,310,393
2,595,000		First Brands Group LLC, 6.287% (3-Month USD-LIBOR + 5.000%) due 3/30/27	2,481,469
7,826,507		K&N Parent Inc., 5.756% (3-Month USD-LIBOR + 4.750%) due 10/20/23	6,300,338

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - 8.2% - (continued)
$2,695,935	Lealand Finance Co. BV, 4.060% (1-Month USD-LIBOR + 3.000%) due 6/28/24	$1,550,163
18,274,629	Mallinckrodt International Finance SA, due 2/28/24(f)	18,091,883
2,306,977	MoneyGram International Inc., 5.000% (3-Month USD-LIBOR + 4.500%) due 7/21/26	2,261,991
4,259,000	Monitronics International Inc., 8.750% due 3/29/24(f)	2,718,647
8,190,230	QuarterNorth Energy Holding Inc., 9.060% (1-Month USD-LIBOR + 8.000%) due 8/27/26	8,195,390
	TOTAL SENIOR LOANS
	(Cost - $50,193,254)	46,910,274
ASSET-BACKED SECURITIES - 4.8%
	AccessLex Institute:
80,829	Series 2004-2, Class A3, 1.374% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	80,079
167,196	Series 2007-A, Class A3, 1.824% (3-Month USD-LIBOR + 0.300%) due 5/25/36(b)	161,482
209,000	ACREC Ltd., Series 2021-FL1, Class A, 2.086% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	204,364
	Affirm Asset Securitization Trust:
73,854	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	72,986
153,297	Series 2021-Z1, Class A, 1.070% due 8/15/25(a)	149,980
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 2.213% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	977,931
68,258	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	65,946
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 2.296% (SOFR30A + 1.514%) due 2/15/35(a)(b)	176,203
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 1.975% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	220,283
29,638	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	29,646
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 2.174% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	486,175
500,000	Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 2.104% (3-Month USD-LIBOR + 1.060%) due 4/18/34(a)(b)	483,651
123,505	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	123,689
184,000	BRSP Ltd., Series 2021-FL1, Class A, 2.078% (1-Month USD-LIBOR + 1.150%) due 8/19/38(a)(b)	178,480
	BSPRT Issuer Ltd.:
70,296	Series 2019-FL5, Class A, 2.025% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	69,989
193,000	Series 2021-FL6, Class A, 1.975% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	187,096
209,000	Series 2021-FL7, Class A, 2.195% (1-Month USD-LIBOR + 1.320%) due 12/15/38(a)(b)	203,301
429,167	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	391,678
1,000,000	Carlyle US CLO Ltd., Series 2021-7A, Class A1, 2.204% (3-Month USD-LIBOR + 1.160%) due 10/15/35(a)(b)	971,320
	CHCP Ltd.:
250,000	Series 2021-FL1, Class A, 1.946% (SOFR30A + 1.164%) due 2/15/38(a)(b)	243,596
100,000	Series 2021-FL1, Class AS, 2.196% (SOFR30A + 1.414%) due 2/15/38(a)(b)	96,972
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 2.529% (SOFR30A + 1.664%) due 8/20/35(a)(b)	174,432
196,680	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	190,310
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	686,268
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 2.170% (3-Month CME Term SOFR + 1.400%) due 4/14/35(a)(b)	959,076

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 4.8% - (continued)
$209,000	FS Rialto, Series 2021-FL3, Class A, 2.125% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	$201,969
200,000	FS RIALTO, Series 2021-FL2, Class A, 2.095% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(b)	195,919
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 2.431% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	490,625
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	246,914
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 1.895% (1-Month USD-LIBOR + 1.020%) due 7/15/39(a)(b)	174,417
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 2.344% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	494,500
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 2.243% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	986,812
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 2.364% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	976,794
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 1.471% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)	485,081
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 2.183% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	493,315
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(a)	467,532
200,000	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)	193,672
280,361	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	270,615
168,487	Invitation Homes Trust, Series 2018-SFR1, Class A, 1.587% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	166,161
27,360	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	27,124
	LCCM Trust:
184,000	Series 2021-FL2, Class A, 2.075% (1-Month USD-LIBOR + 1.200%) due 12/13/38(a)(b)	180,269
210,000	Series 2021-FL3, Class A, 2.325% (1-Month USD-LIBOR + 1.450%) due 11/15/38(a)(b)	205,129
172,901	LMREC Inc., Series 2019-CRE3, Class A, 2.374% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	169,856
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 2.304% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(b)	494,352
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 2.284% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	975,390
186,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	183,487
487,500	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	489,203
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 2.036% (1-Month USD-LIBOR + 1.100%) due 7/16/36(a)(b)	195,755
208,000	Series 2021-FL7, Class A, 2.016% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(b)	200,941
94,316	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	89,923
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 2.475% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	338,187
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 2.681% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	975,683
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 2.301% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	963,257
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 2.294% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	245,750

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 4.8% - (continued)
	Pagaya AI Debt Selection Trust:
$23,008	Series 2020-3, Class A, 2.100% due 5/17/27(a)	$22,985
191,473	Series 2021-1, Class A, 1.180% due 11/15/27(a)	188,173
649,965	Series 2021-3, Class B, 1.740% due 5/15/29(a)	609,372
414,805	Series 2021-5, Class A, 1.530% due 8/15/29(a)	403,744
243,728	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.030% due 10/15/29(a)	236,554
462,235	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	433,254
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 2.313% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	986,651
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 2.183% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	490,750
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 2.655% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	987,202
200,000	STWD Ltd., Series 2021-FL2, Class A, 2.136% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	195,129
119,072	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	118,778
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 2.087% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	195,161
	Upstart Securitization Trust:
119,550	Series 2020-3, Class A, 1.702% due 11/20/30(a)	119,130
197,663	Series 2021-3, Class A, 0.830% due 7/20/31(a)	192,930
632,574	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	597,255
500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 2.203% (3-Month USD-LIBOR + 1.140%) due 1/20/31(a)(b)	494,394
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 2.365% (SOFR30A + 1.900%) due 2/18/39(a)(b)	149,204
554,558	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(a)	532,500
355,180	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)	338,489
738,807	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	700,042
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 2.233% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	489,089
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $28,386,677)	27,644,351
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
250,066	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	236,690
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	170,285
	BANK:
1,380,811	Series 2017-BNK4, Class XA, 1.329% due 5/15/50(b)(g)	67,710
1,768,254	Series 2017-BNK6, Class XA, 0.785% due 7/15/60(b)(g)	53,062
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.831% (1-Month USD-LIBOR + 0.956%) due 11/15/34(a)(b)	193,830
	Benchmark Mortgage Trust:
10,653,027	Series 2018-B4, Class XA, 0.507% due 7/15/51(b)(g)	217,539
3,677,325	Series 2020-B16, Class XA, 0.926% due 2/15/53(b)(g)	204,701
208,000	BPR Trust, Series 2021-TY, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 9/15/38(a)(b)	199,997
	BRAVO Residential Funding Trust:
664,804	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(a)	633,340
961,908	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)	906,341
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 1.825% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	177,456

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4% - (continued)
	BX Commercial Mortgage Trust:
$209,000	Series 2021-21M, Class A, 1.605% (1-Month USD-LIBOR + 0.730%) due 10/15/36(a)(b)	$200,833
208,000	Series 2021-VOLT, Class B, 1.825% (1-Month USD-LIBOR + 0.950%) due 9/15/36(a)(b)	197,066
195,094	Series 2021-XL2, Class B, 1.873% (1-Month USD-LIBOR + 0.998%) due 10/15/38(a)(b)	186,317
	BX Trust:
191,575	Series 2018-EXCL, Class A, 1.963% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	187,758
183,000	Series 2021-VIEW, Class A, 2.155% (1-Month USD-LIBOR + 1.280%) due 6/15/23(a)(b)	176,947
209,000	BXHPP Trust, Series 2021-FILM, Class B, 1.775% (1-Month USD-LIBOR + 0.900%) due 8/15/36(a)(b)	196,819
1,592,496	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.235% due 5/10/50(b)(g)	64,690
	CFCRE Commercial Mortgage Trust:
1,086,946	Series 2017-C8, Class XA, 1.483% due 6/15/50(b)(g)	62,528
287,000	Series 2017-C8, Class XB, 0.900% due 6/15/50(b)(g)	11,396
386,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	389,291
71,151	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	70,326
150,283	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	147,685
858,040	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	803,118
	Commercial Mortgage Trust:
14,713,691	Series 2013-CR9, Class XA, 0.037% due 7/10/45(b)(g)	3,012
1,331,072	Series 2013-LC6, Class XA, 1.249% due 1/10/46(b)(g)	2,936
227,000	Series 2018-HCLV, Class A, 1.875% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	213,792
	Credit Suisse Commercial Mortgage Capital Trust:
573,000	Series 2017-CHOP, Class E, 4.175% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	524,641
509,301	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	497,172
	CSAIL Commercial Mortgage Trust:
589,713	Series 2017-C8, Class XA, 1.101% due 6/15/50(b)(g)	24,148
4,673,522	Series 2017-CX10, Class XA, 0.697% due 11/15/50(b)(g)	128,214
3,308,463	Series 2018-CX12, Class XA, 0.568% due 8/15/51(b)(g)	89,749
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	191,282
209,000	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 1.630% (1-Month USD-LIBOR + 0.755%) due 10/15/38(a)(b)	200,754
	Federal National Mortgage Association (FNMA), Aces:
1,179,243	Series 2020-M49, Class 1A1, 1.256% due 11/25/30(b)	1,083,138
686,510	Series 2021-M5, Class A1, 1.462% due 1/25/33(b)	634,184
1,061,627	Series 2021-M6, Class A1, 1.483% due 3/25/33(b)	985,254
252,723	Series 2021-M7, Class A1, 1.720% due 3/25/31(b)	235,963
59,158	Series 2022-M5, Class A1, 2.390% due 1/1/34(b)	56,491
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 1.825% (1-Month USD-LIBOR + 0.950%) due 10/15/36(a)(b)	201,132
	GS Mortgage Securities Trust:
3,723,241	Series 2016-GS4, Class XA, 0.569% due 11/10/49(b)(g)	78,102
1,726,962	Series 2017-GS6, Class XA, 1.018% due 5/10/50(b)(g)	73,096
3,567,324	Series 2017-GS8, Class XA, 0.962% due 11/10/50(b)(g)	131,165
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,823,630	Series 2014-C20, Class XA, 0.843% due 7/15/47(b)(g)	17,838
4,075,000	Series 2020-MKST, Class XCP, 0.000% due 12/15/36(a)(b)(g)	41

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4% - (continued)
	JPMBB Commercial Mortgage Securities Trust:
$884,646	Series 2015-C32, Class XA, 1.175% due 11/15/48(b)(g)	$20,056
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	198,211
	Legacy Mortgage Asset Trust:
302,322	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(a)	296,986
433,574	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	405,084
268,977	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)(d)	266,984
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 2.245% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	157,906
37,644	MF1 Ltd., Series 2020-FL3, Class A, 2.946% (SOFR30A + 2.164%) due 7/15/35(a)(b)	37,003
209,000	MHP, Series 2022-MHIL, Class A, 1.596% (SOFR30A + 0.815%) due 1/15/27(a)(b)	200,633
	Morgan Stanley Capital I Trust:
1,337,386	Series 2016-UB11, Class XA, 1.495% due 8/15/49(b)(g)	59,888
3,557,064	Series 2016-UB12, Class XA, 0.654% due 12/15/49(b)(g)	86,280
889,399	Series 2017-H1, Class XA, 1.339% due 6/15/50(b)(g)	39,591
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(b)	171,724
83,690	Motel Trust, Series 2021-MTL6, Class A, 1.775% (1-Month USD-LIBOR + 0.900%) due 9/15/38(a)(b)	81,636
209,308	MSC Trust, Series 2021-ILP, Class A, 1.653% (1-Month USD-LIBOR + 0.778%) due 11/15/23(a)(b)	200,940
181,551	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	173,740
407,564	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	397,736
727,787	OBX Trust, Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	687,834
	PFP Ltd.:
9,817	Series 2019-6, Class A, 1.925% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	9,641
209,000	Series 2021-8, Class A, 1.875% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	202,039
554,163	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	522,693
200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 2.550% (SOFR30A + 2.250%) due 1/19/37(a)(b)	196,746
183,272	SMR Mortgage Trust, Series 2022-IND, Class A, 2.432% (SOFR30A + 1.650%) due 2/15/39(a)(b)	178,817
210,000	SREIT Trust, Series 2021-MFP, Class A, 1.606% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(b)	203,852
854,678	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.527% due 6/15/50(b)(g)	50,691
	Velocity Commercial Capital Loan Trust:
1,256,171	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	1,131,521
459,245	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	401,526
	Verus Securitization Trust:
608,878	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	607,961
60,611	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	59,720
616,465	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	565,223
326,581	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	317,219
140,598	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	136,153
	Wells Fargo Commercial Mortgage Trust:
2,360,137	Series 2015-LC22, Class XA, 0.770% due 9/15/58(b)(g)	48,713
4,740,894	Series 2015-NXS2, Class XA, 0.639% due 7/15/58(b)(g)	78,783
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	173,324
90,902	Series 2021-SAVE, Class A, 2.025% (1-Month USD-LIBOR + 1.150%) due 2/15/40(a)(b)	88,088
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $22,870,801)	19,582,771

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.8%
	U.S. Treasury Notes:
$1,620,000	0.125% due 4/30/23	$1,591,144
840,000	0.750% due 12/31/23	818,869
1,200,000	1.500% due 2/29/24	1,180,781
2,370,000	2.250% due 3/31/24	2,359,909
1,890,000	2.500% due 4/30/24	1,889,409
730,000	1.500% due 2/15/25	706,988
1,940,000	2.625% due 4/15/25	1,934,695
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $10,476,537)	10,481,795
SOVEREIGN BONDS - 0.3%
Brazil - 0.0%
200,000	Brazilian Government International Bond, 2.875% due 6/6/25	192,956
Chile - 0.0%
200,000	Chile Government International Bond, 3.125% due 1/21/26	196,899
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	196,062
Panama - 0.1%
200,000	Panama Government International Bond, 3.750% due 3/16/25	200,420
Peru - 0.1%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	194,502
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	47,260
	Total Peru	241,762
Qatar - 0.1%
200,000	Qatar Government International Bond, 3.250% due 6/2/26	200,311
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	198,336
South Korea - 0.0%
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	187,377
United Arab Emirates - 0.0%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	196,878
	TOTAL SOVEREIGN BONDS
	(Cost - $1,929,894)	1,811,001
Shares/Units

COMMON STOCKS - 9.2%
CONSUMER NON-CYCLICAL - 0.0%
Household Products/Wares - 0.0%
10,622	Leafly Holdings Inc.*	112,487
DIVERSIFIED - 9.2%
Holding Companies-Diversified - 9.2%
44,058	Arbor Rapha Capital Bioholdings Corp. I*	443,664
10,094	Arrowroot Acquisition Corp., Class A Shares*	99,022
23,979	Athlon Acquisition Corp., Class A Shares*	236,193
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,753,230
23,979	Authentic Equity Acquisition Corp., Class A Shares*	235,953
8,000	AxonPrime Infrastructure Acquisition Corp.*(c)(d)	1,480
25,927	Berenson Acquisition Corp. I*(c)(d)	4,654
146,774	Berenson Acquisition Corp. I, Class A Shares*	1,431,046
145,755	BGP Acquisition Corp., Class A Shares*(d)	1,418,196

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 9.2% - (continued)
DIVERSIFIED - 9.2% - (continued)
Holding Companies-Diversified - 9.2% - (continued)
30,427	Bite Acquisition Corp.*	$297,728
110,902	Blockchain Moon Acquisition Corp.*	1,096,821
260,629	Brigade-M3 European Acquisition Corp., Class A Shares*(d)	2,528,101
52,860	Bullpen Parlay Acquisition Co., Class A Shares*	522,785
67,049	Cartesian Growth Corp., Class A Shares*	657,080
26,559	Cascade Acquisition Corp., Class A Shares*	268,246
46,688	Clarim Acquisition Corp., Class A Shares*	457,542
31,129	Cohn Robbins Holdings Corp., Class A Shares*	309,422
23,979	COVA Acquisition Corp., Class A Shares*	235,714
41,264	Crescera Capital Acquisition Corp., Class A Shares*	409,339
7,704	DHB Capital Corp., Class A Shares*	75,191
48,662	Elliott Opportunity II Corp., Class A Shares*	472,021
42,568	Empowerment & Inclusion Capital I Corp., Class A Shares*	417,592
26,968	Enterprise 4.0 Technology Acquisition Corp.*	267,253
59,814	Equity Distribution Acquisition Corp., Class A Shares*	592,757
11,349	Everest Consolidator Acquisition Corp.*	113,150
147,546	Executive Network Partnering Corp., Class A Shares*	1,473,985
150,348	Financials Acquisition Corp., Class A Shares*(d)	1,870,853
58,605	Forum Merger IV Corp., Class A Shares*	572,571
76,630	G&P Acquisition Corp., Class A Shares*	761,702
29,178	Global Partner Acquisition Corp. II, Class A Shares*	286,528
13,500	Goal Acquisitions Corp.*	132,165
90,017	Golden Falcon Acquisition Corp., Class A Shares*	883,967
116,382	GP Bullhound Acquisition I SE, Class A Shares*(d)	1,241,980
121,848	GSR II Meteora Acquisition Corp., Class A Shares*	1,198,984
262,512	Hambro Perks Acquisition Co., Ltd., Class A Shares*(d)	3,307,914
70,544	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	691,331
23,979	Healthcare Services Acquisition Corp., Class A Shares*	235,234
94,617	Heartland Media Acquisition Corp., Class A Shares*(d)	935,762
144,837	Hiro Metaverse Acquisitions I SA, Class A Shares*(d)	1,820,528
44,384	Horizon Acquisition Corp. II, Class A Shares*	438,958
208,716	Iconic Sports Acquisition Corp., Class A Shares*(d)	2,078,811
23,979	Ignyte Acquisition Corp.*(d)	236,433
51,527	Isleworth Healthcare Acquisition Corp.*	511,148
23,979	Itiquira Acquisition Corp., Class A Shares*	234,754
23,921	KnightSwan Acquisition Corp., Class A Shares*	236,579
16,394	Legato Merger Corp. II*	162,792
47,500	LightJump Acquisition Corp.*	473,575
468,448	Mason Industrial Technology Inc., Class A Shares*	4,581,421
1	New Providence Acquisition Corp. II*(h)	10
61,278	New Providence Acquisition Corp. II, Class A Shares*	607,878
85,044	NewHold Investment Corp. II, Class A Shares*	832,581
52,110	Oaktree Acquisition Corp. II, Class A Shares*	519,016
15,841	OmniLit Acquisition Corp., Class A Shares*	157,618
43,737	One Equity Partners Open Water I Corp., Class A Shares*	428,623
23,979	Oyster Enterprises Acquisition Corp., Class A Shares*	235,114
39,200	Peridot Acquisition Corp. II, Class A Shares*	383,376
3,310	Pontem Corp., Class A Shares*	32,504
44,760	Portage Fintech Acquisition Corp., Class A Shares*	433,277
12,783	PWP Forward Acquisition Corp. I, Class A Shares*	124,762
29,037	Pyrophyte Acquisition Corp., Class A Shares*	289,934
109,333	Revelstone Capital Acquisition Corp., Class A Shares*	1,068,183
49,915	RMG Acquisition Corp. III, Class A Shares*	488,668
125,542	Seaport Global Acquisition II Corp., Class A Shares*	1,245,377

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 9.2% - (continued)
DIVERSIFIED - 9.2% - (continued)
Holding Companies-Diversified - 9.2% - (continued)
7,877	ShoulderUp Technology Acquisition Corp., Class A Shares*	$77,746
23,979	Silver Crest Acquisition Corp., Class A Shares*	235,234
299,915	Silver Spike III Acquisition Corp., Class A Shares*	2,999,150
44,760	Social Leverage Acquisition Corp. I, Class A Shares*	437,753
17,952	SportsMap Tech Acquisition Corp.*	177,904
15,207	ST Energy Transition I Ltd.*	149,637
65,340	Tailwind International Acquisition Corp., Class A Shares*	640,332
25,622	Tech & Energy Transition Corp., Class A Shares*	251,352
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	1,139,312
85,905	Tishman Speyer Innovation Corp. II, Class A Shares*	840,151
	Total Holding Companies-Diversified	52,507,647
	TOTAL DIVERSIFIED	52,507,647
ENERGY - 0.0%
Oil & Gas Services - 0.0%
3,121	Superior Energy Services Inc.*(c)(d)	187,260
FINANCIAL - 0.0%
Financial Services - 0.0%
16,305	Alpha Partners Technology*(c)(d)	3,261
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	1,197
	Total Financial Services	4,458
	TOTAL FINANCIAL	4,458
	TOTAL COMMON STOCKS
	(Cost - $49,469,138)	52,811,852
EXCHANGE TRADED FUND (ETF) - 4.9%
582,755	iShares Core 1-5 Year USD Bond(h) (Cost - $29,679,604)	27,989,723
PREFERRED STOCK - 0.2%
ENERGY - 0.2%
Pipelines - 0.2%
35,808	Enbridge Inc., 4.959%(i) (Cost - $879,086)	816,422
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
14,686	Arbor Rapha Capital Bioholdings Corp. I*(d)	1,485
73,387	Berenson Acquisition Corp. I*(d)	13,173
130,314	Brigade-M3 European Acquisition Corp.*(c)(d)	26,063
26,430	Bullpen Parlay Acquisition Co.*(d)	5,022
18,732	Crescera Capital Acquisition Corp.*(d)	2,624
2,568	DHB Capital Corp.*(d)	266
5,674	Everest Consolidator Acquisition Corp.*	738
82,470	FG Merger Corp.*(d)	12,370
75,173	Financials Acquisition Corp.*(d)	19,419
58,191	GP Bullhound Acquisition I SE*(d)	12,495
131,256	Hambro Perks Acquisition Co., Ltd.*(d)	17,367
47,308	Heartland Media Acquisition Corp.*(d)	8,208
72,418	Hiro Metaverse Acquisitions I SA*(d)	16,426
43,305	KnightSwan Acquisition Corp.*(d)	4,980
84,970	Leafly Holdings Inc.*(d)	148,698
20,425	New Providence Acquisition Corp. II*(d)	3,168
1,780	OmniLit Acquisition Corp.*(d)	283

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
WARRANTS - 0.0% - (continued)
DIVERSIFIED - 0.0% - (continued)
Holding Companies-Diversified - 0.0% - (continued)
12,303	Pyrophyte Acquisition Corp.*(d)	$36
30,760	Revelstone Capital Acquisition Corp.*(d)	2,993
	Total Holding Companies-Diversified	295,814
	TOTAL DIVERSIFIED	295,814
	TOTAL WARRANTS
	(Cost - $2,200,912)	295,814
RIGHT - 0.0%
7,615	GSR II Meteora Acquisition Corp.*(d) (Cost - $8,913)	9,899
TRADE CLAIMS - 1.7%
10,520,333	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(c) (Cost - $9,550,943)	9,468,300
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $483,412,876)	464,508,424
Face Amount

SHORT-TERM INVESTMENTS - 20.8%
COMMERCIAL PAPERS - 9.1%
8,724,000	Arrow Electronics Inc., 1.501% due 6/9/22(j)	8,721,012
7,144,000	Campbell Soup Co., 1.303% due 6/29/22(j)	7,136,600
8,349,000	Crown Castle International Corp., 1.803% due 6/28/22(j)	8,339,682
3,377,000	Fortune Brands Home & Security Inc., 1.452% due 6/6/22(j)	3,376,389
6,414,000	General Motors Co., 1.452% due 6/9/22(j)	6,411,937
9,407,000	Molson Coors Brewing Co., 1.802% due 6/6/22(j)	9,405,410
8,724,000	Motorola Solutions Inc., 1.702% due 6/16/22(j)	8,719,669
	TOTAL COMMERCIAL PAPERS
	(Cost - $52,106,319)	52,110,699
TIME DEPOSITS - 11.5%
4,232,666	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	4,232,666
61,277,191	Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	61,277,191
	TOTAL TIME DEPOSITS
	(Cost - $65,509,857)	65,509,857
U.S. GOVERNMENT OBLIGATION - 0.2%
1,200,000	U.S. Treasury Bills, 1.911% due 4/20/23(j)
	(Cost - $1,179,813)	1,179,277
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $118,795,989)	118,799,833

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.8%
MONEY MARKET FUND - 0.8%
4,556,215	Federated Government Obligations Fund, Premier Class, 0.694%(k)
	(Cost - $4,556,215)	4,556,215
	TOTAL INVESTMENTS - 102.8%
	(Cost - $606,765,080)	587,864,472
	Liabilities in Excess of Other Assets - (2.8)%	(16,078,569)
	TOTAL NET ASSETS - 100.0%	$571,785,903

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $220,828,692 and represents 38.62% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $22,002,012 and represents 3.85% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Interest only security.
(h)	All or a portion of this security is on loan.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	45.3%
Common Stocks	9.0
Senior Loans	8.0
Exchange Traded Fund (ETF)	4.8
Asset-Backed Securities	4.7
Collateralized Mortgage Obligations	3.3
U.S. Government Obligations	1.8
Trade Claims	1.6
Sovereign Bonds	0.3
Preferred Stock	0.1
Warrants	0.1
Right	0.0 *
Short-Term Investments	20.2
Money Market Fund	0.8
100.0%

^ As a percentage of total investments. * Position represents less than 0.05%.

At May 31, 2022, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	1,530,000	BBH	$156,744	6/15/22	$692	$–	$692

Contracts to Sell:
British Pound	5,585,000	BBH	7,037,879	6/15/22	$–	$(222,336)	$(222,336)
Euro	27,880,000	BBH	29,951,249	6/15/22	–	(924,823)	(924,823)
Norwegian Krone	39,727,000	BBH	4,238,739	6/15/22	–	(212,645)	(212,645)
Swedish Krona	58,275,000	BBH	5,970,085	6/15/22	–	(223,304)	(223,304)
					$–	$(1,583,108)	(1,583,108)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$692	$(1,583,108)	$(1,582,416)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.4%
Australia - 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)	$1,329,117
Bermuda - 1.6%
	Digicel Group Holdings Ltd.:
385,355	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	291,379
60,693	Subordinated Notes, 7.000% (b)(c)(d)	33,381
314,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	321,461
8,150,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(c)	7,936,062
3,500,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	3,241,910
	Total Bermuda	11,824,193
Brazil - 1.7%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(c)	2,500,825
2,100,000	Banco do Brasil SA, Senior Unsecured Notes, 3.250% due 9/30/26(c)	1,966,125
	Itau Unibanco Holding SA, Subordinated Notes:
2,100,000	4.500% (5-Year CMT Index + 2.822%) due 11/21/29(a)	2,013,795
6,150,000	3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	5,590,012
	Total Brazil	12,070,757
British Virgin Islands - 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	203,718
Canada - 6.7%
165,000	Algonquin Power & Utilities Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.249%) due 1/18/82(a)	145,200
8,650,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	8,675,950
6,522,445	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(c)	6,522,445
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	742,435
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	697,993
3,003,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(c)(e)	3,194,858
5,643,000	International Petroleum Corp., Company Guaranteed Notes, 7.250% due 2/1/27(c)	5,549,751
4,600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	4,676,139
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(c)	1,016,552
10,981,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(c)	10,818,589
7,047,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)	6,725,162
	Transcanada Trust, Company Guaranteed Notes:
130,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(a)	122,167
160,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(a)	152,600
	Total Canada	49,039,841
Cayman Islands - 2.3%
5,500,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(c)	5,088,420
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,892,871
241,210	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	217,823
158,396	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	149,288
3,900,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26	3,611,626
1,100,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(c)	1,018,664
3,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,744,433
322,461	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	316,818
	Total Cayman Islands	17,039,943

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
Chile - 3.5%
		AES Andes SA, Junior Subordinated Notes:
$800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(c)	$761,663
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	952,079
600,000		6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)	563,256
1,300,000		Banco del Estado de Chile, Senior Unsecured Notes, 2.704% due 1/9/25	1,243,138
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,501,916
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	401,004
732,026		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	667,973
2,487,100		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	2,316,137
6,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,260,625
2,647,200		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,564,545
1,524,000		Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	500,604
1,300,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	1,300,013
4,250,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,258,925
1,803,000		VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,467,876
		Total Chile	25,759,754
Colombia - 2.2%
400,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	393,820
		Bancolombia SA, Subordinated Notes:
6,200,000		4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	5,944,730
1,350,000		4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	1,228,500
		Ecopetrol SA, Senior Unsecured Notes:
5,600,000		5.875% due 9/18/23	5,723,368
1,700,000		4.125% due 1/16/25	1,661,189
1,450,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,407,515
		Total Colombia	16,359,122
Denmark - 0.1%
800,000	EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	840,801
Dominican Republic - 0.2%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,105,785
France - 0.2%
755,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(c)(d)	764,400
575,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(c)(d)	618,125
290,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%) (a)(c)(d)	297,357
		Total France	1,679,882
Germany - 1.1%
1,000,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (a)(d)	935,661
2,640,000	EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	2,841,390
3,770,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	3,926,048
		Total Germany	7,703,099

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
India - 1.2%
$900,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	$885,069
1,500,000		Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,534,819
		ONGC Videsh Ltd., Company Guaranteed Notes:
1,300,000		3.750% due 5/7/23	1,304,907
850,000		4.625% due 7/15/24	861,696
4,100,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	4,132,227
		Total India	8,718,718
Indonesia - 1.2%
1,100,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(c)	1,102,750
1,500,000		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	1,500,000
		Pertamina Persero PT, Senior Unsecured Notes:
2,100,000		4.300% due 5/20/23	2,111,886
4,800,000		1.400% due 2/9/26	4,342,171
		Total Indonesia	9,056,807
Italy - 1.2%
85,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(c)(d)	83,281
8,094,000	EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(c)	8,689,718
245,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(d)	247,450
		Total Italy	9,020,449
Jersey, Channel Islands - 0.9%
6,600,948		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	6,234,195
Luxembourg - 0.2%
		Millicom International Cellular SA, Senior Unsecured Notes:
270,000		6.625% due 10/15/26	273,375
1,575,000		5.125% due 1/15/28	1,490,737
		Total Luxembourg	1,764,112
Malaysia - 1.7%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,274,037
1,200,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,196,255
3,600,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	3,608,099
6,700,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,530,423
		Total Malaysia	12,608,814
Mexico - 0.7%
2,500,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(d)	2,488,000
		BBVA Bancomer SA, Subordinated Notes:
457,000		6.750% due 9/30/22	462,255
1,943,000		5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,882,301
350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	350,700
300,000		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 1.875% due 5/11/26	268,875
		Total Mexico	5,452,131
Multinational - 0.7%
5,003,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	4,798,728

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
Netherlands - 1.4%
$1,410,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	$1,321,692
872,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	924,842
600,000		ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%) (a)(d)	578,025
2,186,000		M.H.H. Holding BV, 8.402% (3-Month USD-LIBOR + 7.000%) due 2/10/25(a)	2,213,325
4,300,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	4,015,125
1,600,000		VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	1,345,408
		Total Netherlands	10,398,417
Norway - 0.9%
24,500,000	NOK	Aker Horizons Holding AS, Senior Unsecured Notes, 4.550% (3-Month NIBOR + 3.250%) due 8/15/25(a)	2,457,018
8,933,000	NOK	Duo BidCo AS, 6.260% (3-Month NIBOR + 5.350%) due 4/12/26(a)	937,446
664,931		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23	664,931
985,764		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)(c)	690,035
1,200,000	EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	1,088,630
1,050,000		Mime Petroleum AS, 10.250% due 11/10/26	1,005,959
		Total Norway	6,844,019
Panama - 0.5%
500,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	498,685
300,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(c)	299,211
3,000,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,009,000
		Total Panama	3,806,896
Paraguay - 0.3%
1,200,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	1,072,512
950,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(c)	849,072
		Total Paraguay	1,921,584
Peru - 3.3%
		Banco de Credito del Peru SA, Subordinated Notes:
2,050,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	1,912,506
1,450,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	1,308,799
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(c)	2,527,336
		Banco Internacional del Peru SAA Interbank, Subordinated Notes:
650,000		6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(a)	656,500
2,892,000		4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	2,660,640
750,000		Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	650,625
4,484,559		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	4,249,164
2,906,800		Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	2,825,555
1,100,000		Kallpa Generacion SA, Senior Unsecured Notes, 4.875% due 5/24/26	1,074,392
2,449,000		Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,198,002
750,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	750,008
3,050,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	2,912,293
		Total Peru	23,725,820
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(e)(f)	–
Qatar - 0.8%
5,400,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	4,974,750
1,100,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26(c)	1,013,375
		Total Qatar	5,988,125

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
Saudi Arabia - 0.2%
	Saudi Arabian Oil Co., Senior Unsecured Notes:
$300,000	1.250% due 11/24/23(c)	$291,768
1,300,000	2.875% due 4/16/24	1,288,924
	Total Saudi Arabia	1,580,692
Singapore - 5.3%
	DBS Group Holdings Ltd.:
600,000	Senior Unsecured Notes, 1.169% due 11/22/24(c)	573,992
	Subordinated Notes:
975,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	989,768
6,000,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	5,516,700
650,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	631,527
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
1,300,000	4.250% due 6/19/24	1,318,915
2,500,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(c)	2,329,250
4,400,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,099,480
1,150,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,118,076
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,199,929
6,500,000	2.375% due 10/3/26	6,234,479
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,001,650
4,000,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,997,160
	United Overseas Bank Ltd., Subordinated Notes:
3,300,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	3,298,133
5,000,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	4,566,650
	Total Singapore	38,875,709
South Korea - 4.0%
2,700,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	2,570,335
2,200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	2,094,347
4,800,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	4,351,592
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,761,260
400,000	2.500% due 7/18/26	382,234
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,891,966
2,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	1,870,120
2,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	1,870,120
	POSCO Holdings Inc., Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	1,996,600
3,044,000	2.375% due 1/17/23	3,033,041
200,000	2.750% due 7/15/24	197,438
	Total South Korea	29,019,053
Spain - 0.1%
200,000	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.192%) (a)(d)	194,826
400,000	Banco Santander SA, Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.753%) (a)(d)	351,720
	Total Spain	546,546

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
Switzerland - 0.4%
$1,365,000		Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%) (a)(c)(d)	$1,260,107
		UBS Group AG, Junior Subordinated Notes:
200,000		4.875% (5-Year CMT Index + 3.404%) (a)(c)(d)	180,065
1,400,000		6.875% (5-Year USD Swap Rate + 4.590%) (a)(d)	1,429,960
		Total Switzerland	2,870,132
Thailand - 0.3%
1,800,000		Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,806,317
United Kingdom - 1.1%
1,325,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(d)	1,349,118
		HSBC Holdings PLC, Junior Subordinated Notes:
430,000		6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%) (a)(d)	410,650
1,400,000		6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%) (a)(d)	1,414,188
12,500,000	SEK	Impala Group PLC, 9.072% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,260,881
200,000		Legal & General Group PLC, Subordinated Notes, 5.250% (5-Year USD Swap Rate + 3.687%) due 3/21/47(a)	197,489
900,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%) (a)(d)	924,988
560,000		NatWest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%) (a)(d)	548,599
240,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (a)(c)(d)	241,291
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	745,200
200,000		6.125% due 8/9/24	161,798
		Vodafone Group PLC, Junior Subordinated Notes:
245,000		7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	256,826
250,000		4.125% (5-Year CMT Index + 2.767%) due 6/4/81(a)	206,346
		Total United Kingdom	7,717,374
United States - 19.2%
7,321,000		99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	4,905,070
150,000		Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%) (a)(d)	128,967
545,000		Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%) (a)(d)	450,699
6,400,000		Altera Shuttle Tankers, 9.500% due 12/15/25	5,714,202
250,000		American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%) (a)(c)(d)	229,375
160,000		American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(a)	137,696
240,000		American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%) (a)(d)	204,105
160,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	152,400
3,244,790		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,390,806
700,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	699,001
969,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(c)	952,219
		Bank of America Corp., Junior Subordinated Notes:

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
United States - 19.2% - (continued)
$355,000	4.375% (5-Year CMT Index + 2.760%) (a)(d)	$312,377
1,350,000	6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	1,375,683
200,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (a)(d)	199,594
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/22(e)(f)	1,330
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(c)(f)	9,188,500
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (a)(c)(d)	254,100
325,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%) (a)(d)	277,709
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(d)	532,582
	Charles Schwab Corp., Junior Subordinated Notes:
210,000	4.000% (5-Year CMT Index + 3.168%) (a)(d)	189,961
435,000	5.375% (5-Year CMT Index + 4.971%) (a)(d)	439,392
4,737,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(c)	4,479,023
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000%) (a)(d)	123,506
345,000	5.000% (SOFRRATE + 3.813%) (a)(d)	317,350
2,039,000	5.950% (3-Month USD-LIBOR + 3.905%) (a)(d)	2,001,381
	Citizens Financial Group Inc., Junior Subordinated Notes:
260,000	4.000% (5-Year CMT Index + 3.215%) (a)(d)	217,352
100,000	6.375% (3-Month USD-LIBOR + 3.157%) (a)(d)	92,689
65,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(a)	60,749
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(d)	1,053,500
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(c)(d)(e)	573,625
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (c)(d)	489,600
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%) (a)(d)	392,019
1,535,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 7/15/22	1,535,199
	Edison International, Junior Subordinated Notes:
175,000	5.000% (5-Year CMT Index + 3.901%) (a)(d)	150,503
80,000	5.375% (5-Year CMT Index + 4.698%) (a)(d)	70,680
280,000	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%) (a)(d)	261,416
125,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(a)	111,254
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (a)(d)	596,447
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (a)(d)	583,132
260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(d)	256,100
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	3,045,270
2,700,000	4.125% due 3/1/28	2,589,165
3,277,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(c)	3,283,554
3,283,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	3,251,155
800,000	General Electric Co., Junior Subordinated Notes, 4.156% (3-Month USD-LIBOR + 3.330%) (a)(d)	725,600

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
United States - 19.2% - (continued)
	General Motors Financial Co., Inc., Junior Subordinated Notes:
$280,000	5.700% (5-Year CMT Index + 4.997%) (a)(d)	$261,800
960,000	5.750% (3-Month USD-LIBOR + 3.598%) (a)(d)	838,435
4,483,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(c)	4,453,905
	Goldman Sachs Group Inc., Junior Subordinated Notes:
115,000	4.125% (5-Year CMT Index + 2.949%) (a)(d)	100,625
650,000	5.300% (3-Month USD-LIBOR + 3.834%) (a)(d)	626,357
959,000	5.500% (5-Year CMT Index + 3.623%) (a)(d)	952,019
7,665,575	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,745,426
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.006% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(c)	1,059,345
685,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (a)(d)	660,983
8,988,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	7,752,150
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.300% due 12/21/65(a)(c)	194,443
10,223,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)(g)	9,647,956
	JPMorgan Chase & Co., Junior Subordinated Notes:
635,000	3.650% (5-Year CMT Index + 2.850%) (a)(d)	561,181
1,015,000	5.000% (SOFRRATE + 3.380%) (a)(d)	942,478
720,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(d)	740,196
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	433,914
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (c)(d)	1,648,958
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(f)	7,109,000
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%) (a)(d)	139,612
500,000	5.125% (3-Month USD-LIBOR + 3.520%) (a)(d)	464,543
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(d)	859,886
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(c)	7,147,050
3,594,055	11.500% due 2/28/25(c)	3,622,748
700,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27	654,885
1,000,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(c)	935,550
590,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(d)	563,527
1,904,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 5.625% due 10/1/28(c)	1,887,073
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(d)	80,325
180,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(a)	171,091
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	173,827
	PNC Financial Services Group Inc., Junior Subordinated Notes:
220,000	3.400% (5-Year CMT Index + 2.595%) (a)(d)	183,693
717,000	5.000% (3-Month USD-LIBOR + 3.300%) (a)(d)	677,308
225,000	6.000% (5-Year CMT Index + 3.000%) (a)(d)	225,844
370,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	397,766
110,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162%) due 3/1/52(a)	105,737
790,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (a)(d)	791,103
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%) (a)(c)(d)	165,143
845,000	7.000% (5-Year CMT Index + 5.580%) (a)(c)(d)	752,050

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.4% - (continued)
United States - 19.2% - (continued)
	Sempra Energy, Junior Subordinated Notes:
$290,000	4.875% (5-Year CMT Index + 4.550%) (a)(d)	$279,911
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(a)	200,273
260,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	239,481
6,685,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	6,892,436
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(c)(e)	1,144,440
	SVB Financial Group, Junior Subordinated Notes:
240,000	4.000% (5-Year CMT Index + 3.202%) (a)(d)	195,600
355,000	4.100% (5-Year CMT Index + 3.064%) (a)(d)	269,693
60,000	4.700% (5-Year CMT Index + 3.064%) (a)(d)	49,122
	Truist Financial Corp., Junior Subordinated Notes:
1,640,000	4.800% (5-Year CMT Index + 3.003%) (a)(d)	1,548,209
190,000	5.100% (5-Year CMT Index + 4.349%) (a)(d)	183,296
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	6,104,820
	Vistra Corp., Junior Subordinated Notes:
100,000	7.000% (5-Year CMT Index + 5.740%) (a)(c)(d)	95,897
80,000	8.000% (5-Year CMT Index + 6.930%) (a)(c)(d)	79,400
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(d)	743,343
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453%) (a)(d)	874,443
1,505,000	5.900% (3-Month USD-LIBOR + 3.110%) (a)(d)	1,456,161
	Total United States	141,080,494
	TOTAL CORPORATE BONDS & NOTES (Cost - $506,490,251)	478,791,144
SOVEREIGN BONDS - 10.1%
Brazil - 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,608,743
Chile - 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,575,191
Colombia - 1.1%
	Colombia Government International Bond:
3,200,000	2.625% due 3/15/23	3,175,466
4,900,000	4.500% due 1/28/26	4,803,514
	Total Colombia	7,978,980
Indonesia - 1.1%
2,200,000	Indonesia Government International Bond, 2.950% due 1/11/23	2,198,350
	Perusahaan Penerbit SBSN Indonesia III:
3,018,000	3.300% due 11/21/22	3,028,563
1,321,000	3.750% due 3/1/23	1,329,812
1,500,000	2.300% due 6/23/25	1,446,000
	Total Indonesia	8,002,725
Panama - 1.0%
	Panama Government International Bond:
3,960,000	4.000% due 9/22/24	4,001,202
3,500,000	3.750% due 3/16/25	3,507,357
	Total Panama	7,508,559
Peru - 1.1%
1,815,000	Corporation Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	1,765,106
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	6,521,938
	Total Peru	8,287,044

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 10.1% - (continued)
Qatar - 0.7%
$5,200,000	Qatar Government International Bond, 3.250% due 6/2/26	$5,208,091
Saudi Arabia - 0.6%
	Saudi Government International Bond:
1,000,000	2.875% due 3/4/23	1,001,392
3,100,000	3.250% due 10/26/26	3,098,326
	Total Saudi Arabia	4,099,718
South Africa - 0.7%
	Republic of South Africa Government International Bond:
3,200,000	4.665% due 1/17/24	3,232,000
1,600,000	4.875% due 4/14/26	1,586,688
	Total South Africa	4,818,688
South Korea - 2.1%
	Korea Development Bank:
2,150,000	1.250% due 6/3/25	2,038,845
2,000,000	0.800% due 4/27/26	1,820,345
200,000	1.000% due 9/9/26	181,421
5,300,000	Korea Electric Power Corp., 1.125% due 6/15/25	4,965,487
1,900,000	Korea Electric Power Corp., 1.125% due 6/15/25(c)	1,780,080
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250%due 4/27/26(c)	4,698,783
	Total South Korea	15,484,961
Ukraine - 0.1%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/28	698,904
United Arab Emirates - 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(c)	1,948,088
1,600,000	2.500% due 4/16/25(c)	1,575,021
	Total United Arab Emirates	3,523,109
	TOTAL SOVEREIGN BONDS (Cost - $77,950,868)	73,794,713
SENIOR LOANS - 6.4%(a)
1,949,286	Elevate Textiles Inc., 5.967% (3-Month USD-LIBOR + 5.000%) due 5/1/24	1,725,118
6,606,639	First Brands Group LLC, 9.739% (3-Month USD-LIBOR + 8.500%) due 3/30/28	6,422,181
798,000	GemmaCert Ltd., 9.000% due 5/19/24(e)(f)(h)	798,000
	Inotiv Inc.:
910,000	7.489% (3-Month USD-LIBOR + 6.250%) due 11/5/26	891,800
5,154,083	7.825% (3-Month USD-LIBOR + 6.250%) due 11/5/26	5,051,001
14,820,826	Mallinckrodt International Finance SA, 0.000% due 2/28/24(f)(h)	14,672,618
3,259,000	Monitronics International Inc., 8.750% (1-Month USD-LIBOR + 7.500%) due 3/29/24(h)	2,080,317
7,211,000	Mountaineer Merger Corp., 8.286% (3-Month USD-LIBOR + 7.000%) due 10/26/28	6,922,560
1,117,000	QuarterNorth Energy Holding Inc., 9.060% (1-Month USD-LIBOR + 8.000%) due 8/27/26	1,117,704
2,044,106	RA Acquisition Purchaser LLC, 11.006% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	2,044,106
5,314,000	Rising Tide Holdings Inc., 9.310% (1-Month USD-LIBOR + 8.250%) due 6/1/29	4,968,590
	TOTAL SENIOR LOANS (Cost - $47,858,039)	46,693,995

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 0.1%
	Mission Lane Credit Card Master Trust:
$567,000	Series 2021-A, Class A, 1.590% due 9/15/26 (c)	$549,018
100,000	Series 2021-A, Class B, 2.240% due 9/15/26 (c)	97,042
230,441	Lendingpoint 2021-A Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28 (c)	228,748
	TOTAL ASSET-BACKED SECURITIES (Cost - $897,433)	874,808

Shares/Units
COMMON STOCKS - 7.5%
Canada - 0.3%
164,951	BGP Acquisition Corp., Class A Shares*(e)	1,604,973
21,182	Frontera Energy Corp.*	231,731
	Total Canada	1,836,704
Cayman Islands - 0.3%
51,917	Ahren Acquisition Corp., Class A Shares*	512,940
115,026	Financials Acquisition Corp., Class A Shares*(e)	1,431,325
	Total Cayman Islands	1,944,265
Hong Kong - 0.0%
31,074	AP Acquisition Corp., Class A Shares*(i)	310,119
India - 0.0%
42,400	ReNew Energy Global PLC, Class A Shares*	296,800
Israel - 0.3%
230,109	Intercure Ltd.*(i)	1,472,698
47,982	Target Global Acquisition I Corp., Class A Shares*	474,062
	Total Israel	1,946,760
Norway - 0.0%
3,405,231	Jacktel AS*(e)(f)	308,800
United States - 6.6%
12,900	3M Co.	1,925,841
15,560	Alpha Partners Technology*(e)(f)	3,112
26,929	Alpine Income Property Trust Inc.	510,305
31,445	AltEnergy Acquisition Corp., Class A Shares*	312,878
42,449	Anzu Special Acquisition Corp. I, Class A Shares*(i)	414,727
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,392,262
7,000	AxonPrime Infrastructure Acquisition Corp.*(e)(f)	1,295
22,982	Berenson Acquisition Corp. I*(e)(f)	4,125
227,518	Berenson Acquisition Corp. I, Class A Shares*	2,218,301
333,305	Biote Corp.*(f)	1,624,862
333,305	Biote Corp. Founders Shares	1,624,862
28,992	Bite Acquisition Corp.*	283,687
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,354,468
78,146	Cartesian Growth Corp., Class A Shares*	765,831
99,974	Cascade Acquisition Corp., Class A Shares*	1,009,737
49,965	Clarim Acquisition Corp., Class A Shares*	489,657
7,769	DHB Capital Corp., Class A Shares*	75,825
352	Energy Harbor Corp.*(f)	23,038
23,389	Enterprise 4.0 Technology Acquisition Corp.*	231,785
69,779	Equity Distribution Acquisition Corp., Class A Shares*	691,510
33,580	EVe Mobility Acquisition Corp., Class A Shares*	334,453
50,925	Executive Network Partnering Corp., Class A Shares*	508,741
54,883	Forum Merger IV Corp., Class A Shares*	536,207

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 7.5% - (continued)
United States - 6.6% - (continued)
30,710	G Squared Ascend II Inc., Class A Shares*(e)	$300,651
24,090	G&P Acquisition Corp., Class A Shares*	239,455
33,614	Global Partner Acquisition Corp. II, Class A Shares*	330,090
86,133	Golden Falcon Acquisition Corp., Class A Shares*	845,826
58,863	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	576,857
79,155	Heartland Media Acquisition Corp., Class A Shares*	782,843
60,053	Isleworth Healthcare Acquisition Corp.*	595,726
60,777	Jackson Acquisition Co., Class A Shares*(e)	586,498
39,695	Juniper II Corp., Class A Shares*	393,377
15,662	KnightSwan Acquisition Corp., Class A Shares*	154,897
61,669	KORE Group Holdings Inc.*	256,543
18,015	Latch Inc.*	39,633
8,886	Leafly Holdings Inc.*	94,103
14,762	LMF Acquisition Opportunities Inc., Class A Shares*	149,687
98,552	Magellan Midstream Partners LP	5,095,138
3,221	MarketWise Inc.*	10,307
534,907	Mason Industrial Technology Inc., Class A Shares*	5,231,391
369,000	Monitronics International Inc.*(e)	92,250
17,046	Noble Rock Acquisition Corp., Class A Shares*	166,880
13,629	OmniLit Acquisition Corp., Class A Shares*	135,609
50,040	One Equity Partners Open Water I Corp., Class A Shares*	490,392
35,964	Parabellum Acquisition Corp.*(e)(f)	6,474
22,071	Pearl Holdings Acquisition Corp., Class A Shares*	216,737
45,730	Peridot Acquisition Corp. II, Class A Shares*	447,239
3,736	Pontem Corp., Class A Shares*	36,688
55,809	PROOF Acquisition Corp. I, Class A Shares*	553,625
14,850	PWP Forward Acquisition Corp. I, Class A Shares*	144,936
3,179	QuarterNorth Energy Inc.*(e)(f)	413,270
52	Real Alloy Holding Inc.*(e)(f)	3,382,600
621,485	Rescap Liquidating Trust*(e)(f)	590,411
10,650	Revelstone Capital Acquisition Corp.*(e)(f)	1,036
47,352	RMG Acquisition Corp. III, Class A Shares*	463,576
44,283	Rocket Lab USA Inc.*	210,787
9,458	RXR Acquisition Corp., Class A Shares*	92,310
96,248	Seaport Global Acquisition II Corp., Class A Shares*	954,780
6,517	Superior Energy Services Inc.*(e)(f)	391,020
76,153	Tailwind International Acquisition Corp., Class A Shares*	746,299
29,073	Tech & Energy Transition Corp., Class A Shares*	285,206
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,365,801
81,494	Tishman Speyer Innovation Corp. II, Class A Shares*	797,011
27,856	Trine II Acquisition Corp., Class A Shares*	276,053
25,577	Verizon Communications Inc.	1,311,844
	Total United States	48,593,365
	TOTAL COMMON STOCKS (Cost - $ 53,325,147)	55,236,813
EXCHANGE TRADED FUNDS (ETFs) - 3.4%
United States - 3.4%
32,300	Defiance NextGen SPAC Derived	486,115
306,466	iShares iBoxx High Yield Corporate Bond	24,364,047
	Total United States	24,850,162
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $27,292,461)	24,850,162

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 2.5%
Bermuda - 0.3%
25,926	Aspen Insurance Holdings Ltd., 5.625%(d)	$636,483
	Athene Holding Ltd.:
4,000	6.350% (3-Month USD-LIBOR + 4.253%)(a)(d)	104,760
24,704	6.375% (5-Year CMT Index + 5.970%)(a)(d)	639,834
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	506,561
	Total Bermuda	1,887,638
United Kingdom - 0.3%
114,472	Argo Blockchain PLC, 8.750%	2,350,110
United States - 1.9%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	313,856
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	812,318
5,450	AT&T Inc., 4.750%(a)(d)	111,398
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	332,290
1,000	Dairy Farmers of America Inc., 7.875%*(c)(d)(e)	100,500
15,800	Delphi Financial Group Inc., 4.770% (3-Month USD-LIBOR + 3.190%)(a)	335,750
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(a)(d)	63,206
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(c)(d)	1,220,940
238,195	Fossil Group Inc., 7.000%	5,409,409
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,525,296
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	417,285
3,300	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(a)(d)	85,602
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	1,032,381
7,500	Reinsurance Group of America Inc., 5.750% (3-Month USD-LIBOR + 4.040%)(a)	195,450
48,563	Saratoga Investment Corp., 6.000%*	1,200,963
6,165	Synchrony Financial, 5.625%(d)	130,575
7,928	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(a)(d)	202,005
3,240	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(a)(d)	74,196
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	175,753
	Total United States	13,739,173
	TOTAL PREFERRED STOCKS (Cost - $19,465,617)	17,976,921
WARRANTS - 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(e)(f)	–
502,803	WT PUR COM*(e)(f)	–
	Total Bermuda	–
Brazil – 0.0%
58,463	OAS SA*(e)(f)	–
Israel – 0.0%
41,956	GemmaCert Ltd.*(e)(f)	–
United Kingdom - 0.0%
57,514	Financials Acquisition Corp.*(e)	14,857
United States - 0.0%
15,537	AP Acquisition Corp.*(e)	2,329
485	AxonPrime Infrastructure Acquisition Corp.*(e)	90
108,811	Berenson Acquisition Corp. I*(e)	19,532
2,589	DHB Capital Corp.*(e)	268
39,577	Heartland Media Acquisition Corp.*(e)	6,867
28,353	KnightSwan Acquisition Corp.*(e)	3,261
71,090	Leafly Holdings Inc.*(e)	124,407

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS - 0.0% - (continued)
United States - 0.0% - (continued)
6,814	OmniLit Acquisition Corp.*(e)	1,083
15,994	Target Global Acquisition I Corp.*(e)	$3,947
	Total United States	161,784
	TOTAL WARRANTS (Cost - $1,461,033)	176,641
CONVERTIBLE PREFERRED STOCK - 0.0%
United States - 0.0%
19,718	Garrett Motion Inc., 11.000%*(d) (Cost - $164,659)	141,181
TRADE CLAIMS - 1.2%
9,959,000	Brazos Electric Power Cooperative Inc., zero coupon, due 3/23/49(f) (Cost - $9,061,849)	8,963,100

Number of Contracts	Notional Amount

PURCHASED OPTIONS - 0.1%
United States - 0.1%
382	$967,606	Golar LNG Ltd., Call @ $17.50, expires 06/17/2022	308,656
969	$301,359	Diebold Nixdorf Inc., Put @ $2.50, expires 11/18/2022	43,605
969	$301,359	Diebold Nixdorf Inc., Put @ $2.50, expires 06/17/2022	14,535
		Total United States	366,796
		TOTAL PURCHASED OPTIONS (Cost - $257,941)	366,796
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $ 744,225,298)	707,866,274

Face Amount

SHORT-TERM INVESTMENTS - 8.0%
TIME DEPOSITS - 8.0%
548,519	ANZ National Bank - London, 0.400% due 6/1/22	548,519
8,745,949	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	8,745,949
48,958,272	Skandinaviska Enskilda Banken AB - Stockholm, 0.400% due 6/1/22	48,958,272
214,519	Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	214,518
	TOTAL TIME DEPOSITS (Cost - $58,467,258)	58,467,258

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
942,275	Federated Government Obligations Fund, Premier Class, 0.694%(j)
	(Cost - $942,275)	942,275
	TOTAL INVESTMENTS - 104.8% (Cost - $ 803,634,831)	767,275,807
	Liabilities in Excess of Other Assets- (4.8)%	(35,417,417)
	TOTAL NET ASSETS - 100.0%	$731,858,390

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $ 194,739,323 and represents 26.61% of net assets.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $15,107,234 and represents 2.06% of net assets.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.6%
Sovereign Bonds	9.7
Common Stocks	7.1
Senior Loans	6.1
Exchange Traded Funds (ETFs)	3.2
Preferred Stocks	2.3
Asset-Backed Securities	0.1
Trade Claims	1.2
Purchased Options	0.0	*
Warrants	0.0	*
Convertible Preferred Stock	0.0	*
Short-Term Investments	7.6
Money Market Fund	0.1
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
129	$1,925,841	3M Co.	CIBC	6/3/22	$148.00	$(31,992)
646	$200,906	Diebold Nixdorf Inc.	JEF	11/18/22	5.00	(27,778)
643	$5,111,850	iShares iBoxx High Yield	BOA	6/17/22	77.00	(14,146)
643	$5,111,850	iShares iBoxx High Yield	BOA	6/17/22	79.00	(52,083)
317	$2,520,150	iShares iBoxx High Yield	BOA	6/17/22	83.00	(317)
372	$2,957,400	iShares iBoxx High Yield	BOA	6/17/22	108.00	(4,092)
372	$2,957,400	iShares iBoxx High Yield	BOA	6/17/22	113.00	(64,728)
2,498	$19,859,100	iShares iBoxx High Yield	BOA	7/15/22	76.00	(479,616)
621	$4,936,950	iShares iBoxx High Yield	BOA	9/16/22	78.00	(124,200)
621	$4,936,950	iShares iBoxx High Yield	BOA	9/16/22	80.00	(65,826)
64	$298,176	New Fortress Energy Inc.	CIBC	6/17/22	35.00	(82,560)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $877,279)				$(947,338)

At May 31, 2022, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	5,397,000	BBH	$5,797,952	6/15/22	$13,420	$–	$13,420

Contracts to Sell:
British Pound	1,159,175	BBH	1,460,722	6/15/22	$–	$(46,146)	$(46,146)
Euro	22,905,000	BBH	24,606,648	6/15/22	–	(759,795)	(759,795)
Norwegian Krone	32,505,000	BBH	3,468,176	6/15/22	–	(173,988)	(173,988)
Swedish Krona	12,312,500	BBH	1,261,376	6/15/22	–	(47,180)	(47,180)
					$–	$(1,027,109)	(1,027,109)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$13,420	$(1,027,109)	$(1,013,689)

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BOA	—	Bank of America Corp.
CIBC	—	CIBC World Markets Corp.
JEF	—	Jefferies Group LLC

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 4.5%
CORPORATE BONDS & NOTES - 0.6%
Consumer Non-cyclical - 0.0%
$322,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$318,877
Financial - 0.3%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	1,973,950
Industrial - 0.3%
2,514,000	Covanta Holding Corp., Company Guaranteed Notes, 4.875% due 12/1/29(a)	2,211,579
	TOTAL CORPORATE BONDS & NOTES (Proceeds - $4,623,482)	4,504,406

Shares/Units

EXCHANGE TRADED FUNDS (ETFs) - 3.4%
32,300	Defiance NextGen SPAC Derived	486,115
306,466	iShares iBoxx High Yield Corporate Bond	24,364,047
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $27,308,481)	24,850,162
COMMON STOCKS - 0.5%
ENERGY - 0.5%
Pipelines - 0.8%
64,000	Magellan Midstream Partners LP	3,308,800
INDUSTRIAL - 0.0%
Aerospace/Defense - 0.0%
44,283	Rocket Lab USA Inc.*	210,787
TECHNOLOGY - 0.0%
Software - 0.0%
18,015	Latch Inc.*	39,633
UTILITIES - 0.0%
Electric - 0.0%
42,400	ReNew Energy Global PLC, Class A Shares*	296,800
	TOTAL COMMON STOCKS (Proceeds - $4,120,527)	3,856,020
	TOTAL SECURITIES SOLD SHORT - 4.8% (Proceeds - $36,052,490)	33,210,588

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $4,185,529 and represents 0.57% of net assets.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4%
Alabama - 1.3%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,240,002
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,586,380
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	285,183
175,000	A	5.000% due 3/1/29	191,429
180,000	A	5.000% due 3/1/30	196,443
185,000	A	5.000% due 3/1/31	201,502
145,000	A	5.000% due 3/1/32	157,721
215,000	A	5.000% due 3/1/33	233,600
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,566,795
1,500,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series B, 4.000% due 12/1/51(b)	1,535,294
		Total Alabama	11,194,349
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,108,227
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	231,314
		Total Alaska	1,339,541
Arizona - 3.2%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	5,532,603
3,810,000	AA+	5.000% due 7/1/34	4,170,647
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,249,586
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	249,181
215,000	AA+	Series A, 5.000% due 7/1/28	232,396
235,000	AA+	Series A, 5.000% due 7/1/29	253,650
		City of Glendale AZ Excise Tax Revenue, Revenue Bonds:
105,000	AA+	Series A, 5.000% due 7/1/23	108,756
85,000	AA+	Series A, 5.000% due 7/1/32	94,599
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA+	5.000% due 7/1/24	58,395
105,000	AA+	5.000% due 7/1/26	113,789
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	71,852
90,000	A+	Series A, 5.000% due 7/1/28(c)	98,550
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,565,308
1,000,000	AAA	City of Scottsdale AZ, GO, Series B, 5.000% due 7/1/23	1,036,755
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	159,576
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,047
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(d)	30,093
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	877,199
200,000	A2(a)	5.000% due 7/1/47	218,091
190,000	AA-	Series A, 4.000% due 1/1/24	195,639
145,000	AA-	Series A, 5.000% due 1/1/23	147,751
60,000	AA-	Series A, 5.000% due 1/1/24	62,709
225,000	AA-	Series A, 5.000% due 1/1/25	239,877
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	780,091
430,000	AA-	Series B, 5.000% due 1/1/48(b)	435,255
290,000	AA-	Series C, 5.000% due 1/1/48(b)	308,698

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Arizona - 3.2% - (continued)
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
$2,000,000	AA+	Series A, 5.000% due 1/1/29	$2,327,337
145,000	AA+	Series A, 5.000% due 1/1/33	163,709
		State of Arizona, COP:
225,000	AA-	Series A, 5.000% due 10/1/22	227,789
300,000	AA-	Series A, 5.000% due 10/1/23	313,093
310,000	AA-	Series A, 5.000% due 10/1/24	331,612
		Total Arizona	27,669,633
California - 4.5%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	62,578
210,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	210,017
115,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	119,063
		California State Public Works Board, Revenue Bonds:
30,000	A+	Series G, 5.000% due 11/1/23	30,463
30,000	A+	Series G, 5.000% due 11/1/24	30,463
		City of Los Angeles Department of Airports, Revenue Bonds:
500,000	AA-	4.000% due 5/15/37(c)	518,387
650,000	AA-	4.000% due 5/15/38(c)	664,314
675,000	AA-	4.000% due 5/15/39(c)	694,093
650,000	AA-	4.000% due 5/15/40(c)	667,164
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,367,250
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	168,022
145,000	A+	Series A, Prerefunded 6/1/23 @ 100, 5.000% due 6/1/29(d)	149,978
115,000	NR	Series A1, 5.000% due 6/1/25	125,091
30,000	NR	Series A1, 5.000% due 6/1/26	33,408
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	310,305
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,698,394
1,980,000	AAA	Moulton-Niguel Water District, COP, 3.000% due 9/1/37	1,874,099
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	108,733
30,000	A-	Series A, 5.000% due 8/1/28	32,410
		Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds:
5,000,000	AA-	Series P, 5.000% due 5/15/41	5,802,943
2,425,000	AA-	Series P, 5.000% due 5/15/42	2,810,523
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	79,001
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	706,917
250,000	AA	Series B, 5.000% due 4/1/35	293,221
300,000	AA	Series B, 5.000% due 4/1/36	350,909
400,000	AA	Series B, 5.000% due 4/1/37	466,442
500,000	AA	Series B, 5.000% due 4/1/38	581,990
500,000	AA	Series B, 5.000% due 4/1/39	580,919
515,000	AA	Series B, 5.000% due 4/1/40	597,373
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	202,406
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	374,114
		State of California, GO:
1,450,000	AA-	3.000% due 10/1/36	1,407,903
760,000	AA-	4.000% due 3/1/26	808,842
3,000,000	AA-	5.000% due 12/1/27	3,426,232
80,000	AA-	5.000% due 9/1/29	88,519

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
California - 4.5% - (continued)
$760,000	AA-	5.000% due 8/1/30	$853,468
3,000,000	AA-	5.000% due 4/1/36	3,422,526
435,000	AA-	Series B, 5.000% due 8/1/26	484,886
205,000	AA-	Series C, 5.000% due 8/1/29	226,472
4,000,000	AA-	University of California, Revenue Bonds, Series O, 4.000% due 5/15/30	4,296,104
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	105,345
230,000	AA-	West Contra Costa Unified School District, GO, Series Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	231,445
		Total California	39,062,732
Colorado - 1.5%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	68,731
315,000	A	Series A, 5.000% due 12/1/26(c)	343,681
30,000	A+	Series A, 5.000% due 11/15/27(c)	33,150
195,000	A+	Series A, 5.000% due 11/15/28(c)	214,003
145,000	A+	Series A, 5.000% due 11/15/29(c)	158,236
115,000	A+	Series A, 5.000% due 11/15/30(c)	124,890
915,000	A+	Series C, 5.000% due 11/15/30	1,039,325
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	#Aaa(a)	zero coupon, due 7/15/22	654,106
210,000	A	2.800% due 5/15/42(b)	210,999
2,115,000	AA	5.000% due 11/15/36(b)	2,205,717
190,000	Baa1(a)	5.000% due 9/1/46	198,166
640,000	AA	5.000% due 11/15/49(b)	703,838
500,000	A-	Series A, 5.000% due 8/1/44	521,763
325,000	A-	Series B2, 5.000% due 8/1/49(b)	349,506
80,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	82,802
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,797,297
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,348,774
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,414,998
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	136,702
120,000	AA	5.000% due 12/15/29	131,057
135,000	AA	5.000% due 12/15/31	147,250
285,000	AA	5.000% due 12/1/34	323,804
		Total Colorado	13,208,795
Connecticut - 2.0%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	1,265,270
410,000	A	Series A, 5.000% due 7/1/34	450,540
505,000	AA-	Series B, 1.800% due 7/1/49(b)	499,317
65,000	A-	Series S, 5.000% due 7/1/26	70,889
30,000	A-	Series S, 5.000% due 7/1/29	33,544
4,465,000	AAA	Series V1, 0.300% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A+	Series A, 5.000% due 3/15/26	98,844
375,000	A+	Series A, 5.000% due 4/15/26	412,561
150,000	A+	Series A, 5.000% due 4/15/30	171,273
170,000	A+	Series A, 5.000% due 4/15/34	190,314
60,000	A+	Series A, 5.000% due 4/15/35	67,085
175,000	A+	Series B, 5.000% due 1/15/26	191,533
2,100,000	A+	Series D, 5.000% due 7/15/25	2,273,800
85,000	A+	Series E, 5.000% due 9/15/23	85,875

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Connecticut - 2.0% - (continued)
$100,000	A+	Series E, 5.000% due 10/15/26	$111,110
150,000	A+	Series E, 5.000% due 10/15/29	164,851
1,600,000	A+	Series F, 5.000% due 9/15/26	1,774,894
		State of Connecticut Special Tax Revenue, Revenue Bonds:
1,500,000	AA-	Series D, 4.000% due 11/1/39	1,542,897
1,500,000	AA-	Series D, 4.000% due 11/1/40	1,540,201
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,533,453
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	373,502
		Total Connecticut	17,316,753
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	36,625
80,000	A	Series C, 5.000% due 1/1/25	83,714
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	209,996
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,352,387
		Total Delaware	3,682,722
District of Columbia - 1.1%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,113,358
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
50,000	A+	Series A, 5.000% due 10/1/22(c)	50,553
75,000	A+	Series A, 5.000% due 10/1/23(c)	77,869
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	2,780,835
2,880,000	Aa3(a)	Series A, 5.000% due 10/1/28(c)(e)	3,207,399
120,000	A+	Series A, 5.000% due 10/1/29(c)	132,969
95,000	A+	Series A, 5.000% due 10/1/30(c)	104,906
205,000	A+	Series A, 5.000% due 10/1/31(c)	224,762
60,000	A+	Series A, 5.000% due 10/1/34(c)	64,647
55,000	A+	Series A, 5.000% due 10/1/36(c)	59,158
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	402,329
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	266,001
		Total District of Columbia	9,484,786
Florida - 4.3%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	100,624
215,000	Aa3(a)	5.000% due 7/1/30	227,006
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	89,747
60,000	A+	Citizens Property Insurance Inc., Revenue Bonds, Series A1, 5.000% due 6/1/22	60,000
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	55,510
		Ciy of Jacksonville FL Sales Tax Revenue, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	116,449
155,000	A+	5.000% due 10/1/23	156,743
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	65,073
90,000	A	5.000% due 10/1/31(c)	97,164
120,000	A	Series A, 5.000% due 10/1/29(c)	127,527
85,000	A	Series A, 5.000% due 10/1/31(c)	90,026
115,000	A	Series A, 5.000% due 10/1/32(c)	121,823
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,119,829
90,000	A	Series Q1, 5.000% due 10/1/23	90,936
3,250,000	AAA	County of Broward FL Convention Center Hotel Revenue, Revenue Bonds, 5.000% due 1/1/40	3,683,282
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
50,000	AA+	Series A, 5.000% due 9/1/22(c)	50,454

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Florida - 4.3% - (continued)
$60,000	AA+	Series A, 5.000% due 9/1/23(c)	$62,204
65,000	AA+	Series A, 5.000% due 9/1/24(c)	68,767
65,000	AA+	Series A, 5.000% due 9/1/26(c)	71,774
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	176,117
120,000	A+	5.000% due 10/1/29	131,262
215,000	A+	5.000% due 10/1/30	233,710
65,000	A+	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/25(d)	65,806
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	125,498
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
85,000	A-	Series A, 5.000% due 10/1/22(c)	85,914
290,000	A-	Series A, 5.000% due 10/1/24(c)	292,710
55,000	A-	Series A, 5.000% due 10/1/27(c)	57,481
80,000	A-	Series A, 5.000% due 10/1/29(c)	83,470
70,000	A-	Series A, 5.000% due 10/1/30	75,294
30,000	A-	Series A, 5.000% due 10/1/31	32,209
160,000	A-	Series A, 5.000% due 10/1/33(c)	166,627
70,000	A-	Series A, 5.000% due 10/1/35(c)	72,714
65,000	A-	Series B, 5.000% due 10/1/24	65,594
215,000	A-	Series B, 5.000% due 10/1/37	224,513
500,000	A-	Series B, 5.000% due 10/1/40(c)	529,162
50,000	AA	County of Miami-Dade FL Transit System, Revenue Bonds, Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	50,155
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	135,036
30,000	A+	Series B, 5.000% due 7/1/28	32,390
190,000	A+	Series B, 5.000% due 7/1/30	204,843
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	31,886
45,000	A2(a)	5.000% due 10/1/27	49,025
80,000	A1(a)	Series A, 5.000% due 10/1/22	80,978
355,000	A2(a)	Series A, 5.000% due 10/1/26	359,314
55,000	A2(a)	Series A, 5.000% due 10/1/30	60,398
60,000	A2(a)	Series A, 5.000% due 10/1/31	65,811
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,533,351
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(c)(d)	113,363
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(c)(d)	68,018
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(d)	37,869
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(d)	75,738
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(c)	925,103
185,000	A(f)	Series B, 5.000% due 6/1/38(c)	199,969
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	79,220
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	220,751
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	31,761
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	52,935
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	15,880
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	600,914
415,000	A+	Series A1, 5.000% due 4/1/35	449,409

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Florida - 4.3% - (continued)
$755,000	A+	Series A2, 5.000% due 4/1/33(b)	$817,211
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	49,315
115,000	A	Series A, 5.000% due 7/1/32	125,792
95,000	A	Series A, 5.000% due 7/1/33	103,569
30,000	A	Series A, 5.000% due 7/1/34	32,621
235,000	A	Series A, 5.000% due 7/1/40	236,266
85,000	A	Series A, 5.000% due 7/1/44	88,093
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	211,881
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	115,727
200,000	Aa2(a)	Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	217,851
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	52,162
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	10,475
20,000	WD(f)	5.000% due 12/1/24	21,457
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	55,343
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	36,328
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	42,347
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	776,671
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	324,190
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	258,895
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	172,191
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	751,040
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	339,799
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	118,381
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	348,586
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	129,532
570,000	A+	Series A, 5.000% due 5/1/31	618,537
220,000	A+	Series B, 5.000% due 8/1/27	242,274
395,000	A+	Series B, 5.000% due 5/1/28	422,562
340,000	A+	Series D, 5.000% due 11/1/24	363,376
355,000	A+	Series D, 5.000% due 11/1/25	378,628
230,000	A+	Series D, 5.000% due 11/1/26	244,972
115,000	A+	Series D, 5.000% due 2/1/29	124,757
190,000	A+	Series D, 5.000% due 2/1/30	205,636
		School District of Broward County, COP:
145,000	A+	Series A, 5.000% due 7/1/22	145,444
45,000	A+	Series A, 5.000% due 7/1/25	45,140
460,000	A+	Series A, 5.000% due 7/1/26	486,491
265,000	A+	Series A, 5.000% due 7/1/27	285,212
115,000	A+	Series A, 5.000% due 7/1/28	123,417
70,000	A+	Series A, 5.000% due 7/1/32	76,399
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	120,378
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	581,827
335,000	A+	Series B, 5.000% due 7/1/26	361,482
230,000	A+	Series B, 5.000% due 7/1/27	247,542
390,000	A+	Series B, 5.000% due 7/1/28	418,544
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	62,113
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	53,065
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	125,710

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Florida - 4.3% - (continued)
$75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	$79,304
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	61,982
125,000	A	Series A, 5.000% due 7/1/27	129,116
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,885,974
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,256,322
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	86,273
70,000	AA+	Series NPFG, 5.500% due 10/1/22	70,976
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	152,432
80,000	A2(a)	5.000% due 10/15/44	87,423
150,000	A2(a)	5.000% due 10/15/49	162,993
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	635,732
145,000	AA	Series A, 5.000% due 8/1/32	157,673
		Total Florida	37,282,565
Georgia - 4.1%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	32,314
70,000	AA-	5.000% due 11/1/29	75,068
2,000,000	AA-	5.000% due 11/1/40	2,126,259
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,116
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	580,792
830,000	BBB+	2.925% due 11/1/53(b)	827,678
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	171,968
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa1(a)	Series A, 4.000% due 4/1/48(b)	5,093,500
840,000	Aa1(a)	Series C, 4.000% due 8/1/48(b)	857,926
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	175,934
145,000	A-	Series A, 5.000% due 1/1/30	162,176
105,000	A	Series GG, 5.000% due 1/1/24	106,868
35,000	A	Series GG, 5.000% due 1/1/25	35,524
145,000	A	Series GG, 5.000% due 1/1/26	147,070
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	60,696
35,000	AA-	Series S, 5.000% due 10/1/22	35,406
70,000	AA-	Series S, 5.000% due 10/1/24	70,684
40,000	AA-	Series U, 5.000% due 10/1/24	42,723
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	5,765,353
5,000,000	AAA	Series A, 5.000% due 8/1/30	5,975,074
2,500,000	AAA	Series A, 5.000% due 7/1/32	2,913,561
5,000,000	AAA	Series A, 5.000% due 7/1/33	6,021,695
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,330,966
		Total Georgia	35,654,351
Hawaii - 0.4%
2,500,000	Aa2(a)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,556,047

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Hawaii - 0.4% - (continued)
		City & County of Honolulu HI, GO:
$115,000	Aa1(a)	Series D, 5.000% due 9/1/22	$116,104
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	100,536
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	555,573
		Total Hawaii	3,328,260
Idaho - 0.7%
		Idaho Housing & Finance Association, Revenue Bonds:
100,000	A2(a)	5.000% due 7/15/22	100,449
45,000	A2(a)	5.000% due 7/15/23	46,629
35,000	A2(a)	5.000% due 7/15/24	37,114
95,000	A2(a)	5.000% due 7/15/27	107,093
1,000,000	Aa1(a)	5.000% due 8/15/41	1,179,323
1,250,000	Aa1(a)	5.000% due 8/15/42	1,470,857
60,000	Aa1(a)	Series A, 4.000% due 1/1/50	61,552
250,000	A2(a)	Series A, 5.000% due 7/15/30	293,716
250,000	A2(a)	Series A, 5.000% due 7/15/31	294,901
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,561,740
		Total Idaho	6,153,374
Illinois - 2.9%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	68,916
100,000	A-	Series A, 5.000% due 1/1/30(c)	105,617
70,000	A-	Series A, 5.000% due 1/1/31(c)	73,546
190,000	A-	Series A, 5.000% due 1/1/32(c)	195,598
95,000	A-	Series B, 5.000% due 1/1/24	99,289
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	79,497
125,000	A	Series A, 5.000% due 1/1/24(c)	129,928
270,000	A	Series A, 5.000% due 1/1/29	294,092
200,000	A	Series A, 5.000% due 1/1/48(c)	209,510
285,000	A	Series B, 5.000% due 1/1/32	300,758
120,000	A	Series B, 5.000% due 1/1/53	128,190
80,000	A	Series C, 5.000% due 1/1/23	81,518
45,000	A	Series C, 5.000% due 1/1/24	47,031
65,000	A	Series C, 5.000% due 1/1/25	69,399
60,000	A	Series C, 5.000% due 1/1/26	65,291
70,000	A	Series C, 5.000% due 1/1/33	74,454
80,000	A	Series C, 5.000% due 1/1/34	85,004
60,000	A	Series D, 5.000% due 1/1/27(c)	64,792
15,000	A	Series D, 5.000% due 1/1/28(c)	16,136
85,000	A	Series D, 5.000% due 1/1/31(c)	90,418
45,000	A	Series D, 5.000% due 1/1/33(c)	47,623
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,223
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,051
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	30,089
40,000	AA-	Series B, 5.000% due 12/15/24	40,120
60,000	AA-	Series C, 5.000% due 12/15/25	60,180
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	165,864
		County of Cook IL, GO:
60,000	A+	Series C, 5.000% due 11/15/22	60,889
145,000	A+	Series C, 5.000% due 11/15/23	147,154

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Illinois - 2.9% - (continued)
$540,000	A+	Series C, 5.000% due 11/15/24	$547,927
15,000	AA	AGM, Series C, 5.000% due 11/15/25	15,232
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	38,893
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	818,459
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	66,070
75,000	A+	5.000% due 11/15/26	76,149
25,000	A3(a)	5.000% due 8/15/27	26,574
70,000	A	5.000% due 5/15/28	75,288
60,000	AA+	5.000% due 7/15/28	66,904
40,000	A	5.000% due 5/15/29	42,837
150,000	AAA	5.000% due 7/1/29	166,278
25,000	A+	5.000% due 11/15/29	25,372
110,000	A3(a)	5.000% due 12/1/29	118,760
145,000	AAA	5.000% due 1/1/30	160,380
330,000	AA-	5.000% due 8/15/30	379,953
255,000	AAA	5.000% due 7/1/31	280,947
175,000	A3(a)	5.000% due 8/15/35	183,555
100,000	A3(a)	5.000% due 12/1/46	105,356
25,000	BBB+	5.000% due 8/1/49	25,944
495,000	AA-	Series A, 5.000% due 2/15/24	520,813
95,000	AA-	Series A, 5.000% due 2/15/25	101,609
45,000	AA-	Series A, 5.000% due 2/15/26	49,069
30,000	A	Series A, 5.000% due 11/15/27	32,153
35,000	A	Series A, 5.000% due 11/15/28	37,283
55,000	A	Series A, 5.000% due 11/15/29	58,370
100,000	A	Series A, 5.000% due 11/15/32	105,191
60,000	A+	Series A, 5.000% due 11/15/34	62,399
20,000	BBB+	Series A, 5.000% due 8/1/47	20,778
75,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(d)	83,547
50,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(d)	55,698
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(d)	284,060
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	105,305
15,000	AA+	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(d)	15,995
85,000	A+	Series B, 5.000% due 11/15/26	90,470
35,000	AA+	Series C, 3.750% due 2/15/34	35,220
160,000	AA+	Series C, 4.000% due 2/15/36	162,854
15,000	AA+	Series C, 5.000% due 2/15/24	15,751
75,000	AA+	Series C, 5.000% due 2/15/26	81,864
200,000	AA+	Series C, 5.000% due 2/15/28	219,322
135,000	AA+	Series C, 5.000% due 2/15/29	147,290
50,000	AA+	Series C, 5.000% due 2/15/31	54,151
365,000	AA+	Series C, 5.000% due 2/15/32	394,637
145,000	AA+	Series C, 5.000% due 2/15/33	156,557
65,000	AA+	Series C, 5.000% due 2/15/36	69,969
205,000	AA+	Series C, 5.000% due 2/15/41	218,664
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(d)	190,986
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(d)	994,397
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(d)	1,485,880
95,000	WD(f)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	96,505
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	21,451
235,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/32(d)	237,150
315,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/38(d)	317,881

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Illinois - 2.9% - (continued)
		Illinois Municipal Electric Agency, Revenue Bonds:
$290,000	A	Series A, 5.000% due 2/1/28	$313,384
105,000	A	Series A, 5.000% due 2/1/31	113,333
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	53,367
175,000	AA-	Series D, 5.000% due 1/1/24	183,459
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	279,222
55,000	AA	5.000% due 1/1/29	62,152
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	221,660
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	209,150
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	152,980
215,000	NR	Series NPFG, zero coupon, due 1/15/24	207,470
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	68,220
175,000	AA+	5.000% due 2/1/27	187,732
		State of Illinois, GO:
190,000	BBB+	5.000% due 8/1/22	191,086
45,000	BBB+	5.000% due 2/1/23	45,926
220,000	BBB+	5.000% due 4/1/23	225,476
100,000	BBB+	5.000% due 8/1/23	103,282
225,000	BBB+	5.000% due 6/1/25	239,603
65,000	BBB+	5.000% due 2/1/26	67,250
270,000	BBB+	5.000% due 2/1/27	289,825
180,000	BBB+	5.000% due 2/1/28	194,200
60,000	BBB+	5.000% due 4/1/28	61,914
25,000	BBB+	5.000% due 5/1/28	25,828
165,000	BBB+	5.000% due 2/1/29	176,932
70,000	BBB+	5.000% due 5/1/32	71,397
190,000	BBB+	5.000% due 5/1/33	193,726
305,000	BBB+	5.250% due 2/1/31	313,443
115,000	BBB+	5.500% due 7/1/38	117,673
65,000	BBB+	Series A, 4.000% due 1/1/23	65,113
2,000,000	BBB+	Series A, 5.000% due 3/1/29(e)	2,195,091
105,000	BBB+	Series A, 5.000% due 1/1/33	105,180
360,000	BBB+	Series B, 5.000% due 9/1/22	363,043
365,000	BBB+	Series B, 5.000% due 9/1/23	377,650
365,000	BBB+	Series B, 5.000% due 9/1/24	384,312
620,000	BBB+	Series D, 5.000% due 11/1/23	643,647
405,000	BBB+	Series D, 5.000% due 11/1/25	434,121
390,000	BBB+	Series D, 5.000% due 11/1/26	423,549
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	120,310
115,000	A-	6.250% due 10/1/38	120,770
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,643,789
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	147,001
		Total Illinois	25,038,590
Indiana - 2.2%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	335,622

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Indiana - 2.2% - (continued)
		City of Whiting IN, Revenue Bonds:
$370,000	A-	5.000% due 12/1/44(b)(c)	$395,011
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,030,401
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	304,124
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	320,983
30,000	AA-	5.000% due 9/1/26	33,063
15,000	AA-	5.000% due 9/1/29	16,218
240,000	AA-	5.000% due 3/1/36	249,120
60,000	AA-	5.000% due 9/1/36	63,415
70,000	AA	Series A, 5.000% due 10/1/26	74,665
35,000	AA	Series A, 5.000% due 10/1/28	37,234
65,000	AA	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/25(d)	65,795
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	93,450
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,000,840
7,500,000	AA+	Series E, 0.710% due 11/15/39(b)	7,500,000
255,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	258,005
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	20,053
20,000	A+	Series A, 5.000% due 1/1/25	20,060
55,000	A+	Series A, 5.000% due 1/1/26	55,165
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,031
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,031
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	25,079
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	546,795
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	270,281
		Lake Central Multi-District School Building Corp., Revenue Bonds:
30,000	AA+	Series B, 5.000% due 7/15/22	30,136
40,000	AA+	Series B, 5.000% due 7/15/23	40,814
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	40,862
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	122,601
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	127,709
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, Series B, 5.000% due 7/15/28	2,635,143
		Purdue University, Revenue Bonds:
1,000,000	AAA	Series FF, 5.000% due 7/1/28(e)	1,157,526
1,000,000	AAA	Series FF, 5.000% due 7/1/30(e)	1,190,326
1,000,000	AAA	Series FF, 5.000% due 7/1/31(e)	1,206,830
		Total Indiana	19,287,388
Iowa - 1.3%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,222,562
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,304,200
90,000	BBB(f)	Series A, 5.000% due 5/15/43	90,468
105,000	BBB(f)	Series A, 5.000% due 5/15/48	104,243
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,369,275
		Total Iowa	11,090,748
Kansas - 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	32,213
35,000	A	Series A, 5.000% due 9/1/32	37,491
130,000	A	Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	131,189

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Kansas - 0.0% - (continued)
$30,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/23(d)	$30,278
45,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	45,417
		Total Kansas	276,588
Kentucky - 1.3%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	26,647
15,000	A1(a)	5.000% due 1/1/26	16,312
45,000	A1(a)	5.000% due 1/1/29	48,453
50,000	A1(a)	5.000% due 1/1/30	53,788
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,120,836
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	177,619
145,000	A-	5.000% due 5/1/28	163,062
15,000	A-	5.000% due 5/1/29	16,772
40,000	AA	5.000% due 5/1/31	44,997
165,000	A-	Series A, 5.000% due 2/1/29	179,966
170,000	A-	Series A, 5.000% due 2/1/30	185,295
65,000	A-	Series A, 5.000% due 2/1/32	70,753
80,000	A-	Series A, 5.000% due 2/1/33	87,021
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	114,801
325,000	A-	Series B, 5.000% due 11/1/26	357,262
1,445,000	A-	Series B, 5.000% due 11/1/27	1,600,525
35,000	A1(a)	Series D, 5.000% due 5/1/26	38,266
30,000	A1(a)	Series D, 5.000% due 5/1/27	33,350
30,000	A1(a)	Series D, 5.000% due 5/1/28	33,175
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,772,878
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	227,471
525,000	A	Series A, 5.000% due 10/1/29	564,989
95,000	A	Series A, 5.000% due 10/1/32	100,874
70,000	A	Series A, 5.500% due 10/1/33	72,590
185,000	A	Series A, 5.750% due 10/1/38	192,150
100,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	100,000
335,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	335,000
		Total Kentucky	11,734,852
Louisiana - 1.4%
4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	4,569,654
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,664,755
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	NR	5.000% due 12/15/22	40,752
85,000	A+	Series A, 5.000% due 12/15/23	88,975
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	72,882
85,000	A-	Series B, 5.000% due 1/1/25(c)	90,028
65,000	A-	Series B, 5.000% due 1/1/27(c)	68,328
10,000	A-	Series B, 5.000% due 1/1/29(c)	10,781
20,000	A-	Series B, 5.000% due 1/1/31(c)	21,406
20,000	A-	Series B, 5.000% due 1/1/36(c)	21,232
15,000	A-	Series B, 5.000% due 1/1/37(c)	15,907
20,000	A-	Series D2, 5.000% due 1/1/26(c)	21,507
15,000	A-	Series D2, 5.000% due 1/1/29(c)	16,171

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Louisiana - 1.4% - (continued)
$20,000	A-	Series D2, 5.000% due 1/1/30(c)	$21,502
45,000	A-	Series D2, 5.000% due 1/1/32(c)	47,981
35,000	A-	Series D2, 5.000% due 1/1/35(c)	37,183
15,000	A-	Series D2, 5.000% due 1/1/38(c)	15,890
5,000,000	Aa2(a)	State of Louisiana, GO, Series A, 4.000% due 4/1/39	5,266,617
		Total Louisiana	12,091,551
Maine - 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,368,149
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	65,004
		Total Maine	2,433,153
Maryland - 4.2%
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	116,913
195,000	AA-	Series C, 5.000% due 7/1/31	214,576
200,000	AA-	Series C, 5.000% due 7/1/33	219,027
170,000	AA-	Series D, 5.000% due 7/1/33	186,173
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,850,002
		County of Prince George's MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,611,762
5,805,000	AAA	Series A, 5.000% due 7/15/29	6,690,698
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,121,574
		Maryland Community Development Administration, Revenue Bonds:
255,000	Aa1(a)	Series B, 4.000% due 9/1/49	261,293
230,000	Aa1(a)	Series C, 3.500% due 3/1/50	232,759
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	365,351
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	154,814
65,000	BBB+	Series A, 5.000% due 7/1/33	68,490
50,000	BBB+	Series A, 5.000% due 7/1/34	52,627
20,000	BBB+	Series A, 5.000% due 7/1/35	21,035
50,000	BBB+	Series A, 5.000% due 7/1/36	52,556
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	35,110
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	30,095
		State of Maryland, GO:
2,775,000	AAA	Series A, 5.000% due 3/1/27	3,135,949
5,185,000	AAA	Series A, 5.000% due 3/1/30	6,147,371
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,333,153
5,000,000	AAA	Series B, 5.000% due 8/1/22	5,032,175
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,068,857
		Total Maryland	37,002,360
Massachusetts - 1.8%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	90,289
520,000	AA	Series C, 5.000% due 4/1/23	535,318
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
2,500,000	AA	Series A, 5.000% due 7/1/37	2,622,889
45,000	AA	Series A, 5.000% due 7/1/45	47,950
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	46,585
115,000	AA-	5.000% due 7/1/24	121,302
50,000	A	5.000% due 7/1/30	55,244
235,000	A	5.000% due 7/1/31	258,366
1,300,000	AAA	5.000% due 11/15/32	1,598,190

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Massachusetts - 1.8% - (continued)
$65,000	AAA	Series A, 5.000% due 7/15/22	$65,303
105,000	AA-	Series S, 5.000% due 7/1/30	115,404
585,000	A+	Series S1, 5.000% due 10/1/24	623,298
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	349,125
500,000	AA-	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	565,911
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,192,195
5,000,000	SP-1+	Town of Ashland MA, GO, 2.000% due 8/8/22	5,007,873
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/1/22 @ 100, 4.000% due 11/1/43(d)	2,528,116
		Total Massachusetts	15,823,358
Michigan - 2.0%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 1.248% due 7/1/32(b)	156,329
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,158,608
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,185,690
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	162,815
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	44,898
55,000	AA	5.000% due 5/1/29	61,273
100,000	AA	5.000% due 5/1/30	109,411
145,000	AA	5.000% due 5/1/31	158,646
20,000	AA	5.000% due 5/1/32	21,874
90,000	AA	5.000% due 5/1/33	98,364
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	108,375
75,000	A2(a)	5.000% due 5/15/28	80,665
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	100,000
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	310,943
1,250,000	Aa3(a)	5.000% due 11/1/23	1,305,118
45,000	AA-	5.000% due 12/1/23	46,993
750,000	Aa3(a)	5.000% due 11/1/24	801,381
50,000	AA-	5.000% due 12/1/24	53,416
85,000	AA-	5.000% due 12/1/25	92,792
40,000	AA-	5.000% due 12/1/26	44,554
10,000	AA-	5.000% due 7/1/27	10,713
35,000	AA-	5.000% due 12/1/27	39,547
60,000	AA-	5.000% due 12/1/28	66,685
30,000	AA-	5.000% due 7/1/29	31,975
35,000	AA-	5.000% due 7/1/31	37,176
30,000	AA-	5.000% due 7/1/32	31,829
315,000	A	5.000% due 11/15/32	334,942
25,000	AA-	5.000% due 7/1/33	26,464
205,000	A	5.000% due 11/15/36	207,365
45,000	A	5.000% due 11/15/42	45,519
735,000	AA-	5.000% due 12/1/44(b)	786,896
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	65,000
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	140,000
160,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	166,426
60,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/29(d)	62,410
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	538,015

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Michigan - 2.0% - (continued)
$80,000	AA-	Series I, 5.000% due 4/15/35	$86,917
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	180,698
45,000	AA-	Series C, 5.000% due 12/1/24	48,074
60,000	AA-	Series C, 5.000% due 12/1/26	66,831
40,000	AA-	Series C, 5.000% due 12/1/27	45,197
60,000	AA-	Series C, 5.000% due 12/1/28	66,685
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	734,269
500,000	A	Michigan Strategic Fund, Revenue Bonds, 1.800% due 10/1/49(b)(c)	486,823
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	38,652
90,000	AA-	5.000% due 11/1/29	98,964
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	AA	5.000% due 9/1/22	30,282
60,000	AA	Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(d)	63,280
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	107,026
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,543,993
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	143,204
140,000	AA	5.000% due 5/1/31	154,220
145,000	AA	5.000% due 5/1/32	159,671
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	5,558
10,000	A-	Series A, 5.000% due 12/1/30	11,104
10,000	A-	Series A, 5.000% due 12/1/31	11,081
15,000	A-	Series A, 5.000% due 12/1/36	16,551
620,000	A-	Series B, 5.000% due 12/1/29(c)	676,934
15,000	A-	Series B, 5.000% due 12/1/30(c)	16,298
15,000	A-	Series B, 5.000% due 12/1/31(c)	16,224
10,000	A-	Series B, 5.000% due 12/1/33(c)	10,782
25,000	A-	Series B, 5.000% due 12/1/36(c)	26,876
60,000	A-	Series C, 5.000% due 12/1/22	61,051
65,000	A-	Series C, 5.000% due 12/1/23	67,859
70,000	A-	Series C, 5.000% due 12/1/24	74,607
70,000	A-	Series C, 5.000% due 12/1/25	75,999
45,000	A-	Series C, 5.000% due 12/1/26	49,778
45,000	A-	Series C, 5.000% due 12/1/27	50,478
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	816,531
800,000	AA	Series C, 5.000% due 11/15/38	930,055
950,000	AA	Series C, 5.000% due 11/15/40	1,098,956
		Total Michigan	17,764,615
Minnesota - 2.7%
1,000,000	AA-	City of Minneapolis MN, Revenue Bonds, 4.000% due 11/15/40	1,008,572
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,500,808
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	7,634,654
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,162,008
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,670,723
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,512,334
		Total Minnesota	23,489,099

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Mississippi - 0.8%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
$225,000	A2(a)	5.000% due 1/1/30	$252,509
435,000	A2(a)	5.000% due 1/1/34	476,930
170,000	A+	5.000% due 10/1/40(b)	186,231
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	180,111
1,250,000	AA	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/34(d)	1,423,762
4,000,000	AA	Series C, 5.000% due 10/1/35	4,525,159
		Total Mississippi	7,044,702
Missouri - 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	32,128
30,000	A+	5.000% due 5/15/30	31,992
30,000	A+	5.000% due 5/15/31	31,873
85,000	A+	5.000% due 5/15/36	89,226
20,000	A+	Series B, 4.000% due 2/1/40	19,922
70,000	A+	Series B, 5.000% due 2/1/30	73,549
80,000	A+	Series B, 5.000% due 2/1/32	83,665
65,000	A+	Series B, 5.000% due 2/1/36	67,532
105,000	A+	Series B, 5.000% due 2/1/45	108,197
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,758,311
60,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	61,633
		Total Missouri	3,358,028
Montana - 0.0%
		Montana Board of Housing, Revenue Bonds:
55,000	AA+	Series A1, 4.000% due 12/1/47(c)	55,995
30,000	AA+	Series B, 4.000% due 6/1/50	30,840
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(f)	5.000% due 2/15/23	61,370
60,000	A+(f)	5.000% due 2/15/24	62,902
60,000	A+(f)	5.000% due 2/15/25	63,510
90,000	A+(f)	5.000% due 2/15/26	96,846
		Total Montana	371,463
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
190,000	AA+	Series B, 4.000% due 9/1/49(c)	193,740
180,000	AA+	Series E, 3.750% due 9/1/49(c)	182,757
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	125,018
125,000	A+	Series B, 5.000% due 1/1/34	135,442
155,000	A+	Series B, 5.000% due 1/1/36	167,728
		Total Nebraska	804,685
Nevada - 0.9%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	21,065
15,000	BBB+	5.000% due 9/1/28	16,421
20,000	BBB+	5.000% due 9/1/30	21,711
20,000	BBB+	5.000% due 9/1/32	21,479
20,000	BBB+	5.000% due 9/1/34	21,370
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	67,260
1,000,000	A+	Series C, 5.000% due 6/15/23	1,034,776
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,533,224

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Nevada - 0.9% - (continued)
		Las Vegas Valley Water District, GO:
$85,000	AA	Series A, 5.000% due 6/1/32	$92,606
145,000	AA	Series A, 5.000% due 6/1/33	157,745
155,000	AA	Series A, 5.000% due 6/1/34	168,133
30,000	AA	Series B, 5.000% due 6/1/22	30,000
60,000	AA	Series B, 5.000% due 6/1/23	60,000
60,000	AA	Series B, 5.000% due 6/1/24	60,000
30,000	AA	Series B, 5.000% due 6/1/25	30,000
95,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	97,483
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	81,888
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,016,478
		Total Nevada	7,531,639
New Hampshire - 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	723,160
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	40,084
25,000	A-	4.000% due 10/1/38	25,115
40,000	AA-	5.000% due 7/1/24	42,192
35,000	BBB+	5.000% due 7/1/26	35,062
135,000	A-	5.000% due 10/1/26	146,691
145,000	A-	5.000% due 10/1/27	157,058
60,000	A-	5.000% due 10/1/28	64,741
70,000	AA-	5.000% due 7/1/30	76,936
65,000	A	5.000% due 8/1/30	70,981
210,000	A-	5.000% due 10/1/30	225,002
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	70,844
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/23	65,007
50,000	AA-	Series B, 5.000% due 2/1/24	50,005
		Total New Hampshire	1,792,878
New Jersey - 2.5%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	62,716
30,000	BBB+	5.000% due 2/15/25	31,217
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	50,035
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	33,357
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	33,357
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	BBB+	5.000% due 11/1/34	929,985
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,093,516
270,000	BBB+	Series NN, 5.000% due 3/1/23	276,413
370,000	BBB+	Series NN, 5.000% due 3/1/24	377,719
40,000	BBB+	Series NN, 5.000% due 3/1/25	40,721
580,000	BBB+	Series XX, 5.000% due 6/15/26	616,721
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	59,438
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	664,425
625,000	AA-	5.000% due 7/1/45(b)	682,132
15,000	AA	Series A, 5.000% due 7/1/28	16,336
45,000	AA	Series A, 5.000% due 7/1/33	48,497

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
New Jersey - 2.5% - (continued)
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
$40,000	AAA	Series 1A, 5.000% due 12/1/22(c)	$40,690
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	105,955
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	167,889
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	120,267
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	69,441
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	136,020
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB+	4.000% due 12/15/39	100,514
2,000,000	BBB+	4.000% due 6/15/46	1,978,405
5,000,000	A+	5.000% due 6/15/24	5,274,934
435,000	A+	5.000% due 6/15/27	474,635
1,320,000	BBB+	5.000% due 12/15/28	1,451,454
200,000	BBB+	5.000% due 12/15/39	217,779
870,000	BBB+	Series A, zero coupon, due 12/15/27	740,467
195,000	BBB+	Series A, zero coupon, due 12/15/28	159,874
220,000	BBB+	Series A, 5.000% due 12/15/33	238,814
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,168,124
215,000	BBB+	Series AA, 5.000% due 6/15/23	215,292
345,000	BBB+	Series AA, 5.000% due 6/15/24	345,468
360,000	BBB+	Series AA, 5.000% due 6/15/25	376,192
215,000	BBB+	Series AA, 5.000% due 6/15/26	224,255
145,000	BBB+	Series AA, 5.000% due 6/15/29	145,197
1,000,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 4.000% due 1/1/42	1,030,879
750,000	A-	State of New Jersey, GO, Series A, 4.000% due 6/1/30	810,714
		Total New Jersey	21,609,844
New Mexico - 0.4%
2,350,000	AAA	New Mexico Finance Authority, Revenue Bonds, 5.000% due 6/1/29	2,735,963
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	531,071
150,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	152,919
		Total New Mexico	3,419,953
New York - 10.6%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	191,229
5,880,000	AA	Series B1, 5.000% due 11/1/30	6,938,785
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,216,700
90,000	AA	Series C, 5.000% due 8/1/27	96,186
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,620,410
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,094,951
2,000,000	AA	Series H, 5.000% due 1/1/36	2,230,714
90,000	AA	Series J, 5.000% due 8/1/22	90,582
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,156,459
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	126,664
215,000	AA-	Series A, 5.000% due 2/15/35	234,353
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,002,340
60,000	NR	Series B, 5.000% due 9/1/22	60,567
45,000	A	Series B, 5.000% due 9/1/23	46,881
40,000	A	Series B, 5.000% due 9/1/24	42,536
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	129,788
145,000	BBB+	Series A1, 5.000% due 11/15/36	150,430

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
New York - 10.6% - (continued)
$245,000	BBB+	Series A2, 5.000% due 11/15/29	$265,992
270,000	BBB+	Series B, 5.000% due 11/15/30	290,068
290,000	BBB+	Series C1, 5.000% due 11/15/27	315,446
685,000	BBB+	Series C1, 5.000% due 11/15/28	730,746
300,000	BBB+	Series C1, 5.000% due 11/15/31	322,078
415,000	BBB+	Series D1, 5.000% due 11/15/30	436,399
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,744
860,000	A3(a)	Series A, 5.000% due 11/15/56	886,127
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	0.620% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,786,326
1,100,000	AA+	5.000% due 6/15/29	1,284,454
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,131,873
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,367,208
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
5,000,000	AAA	5.000% due 11/1/32	5,969,260
275,000	AAA	Series C2, 5.000% due 5/1/32	306,553
1,750,000	AA-	New York Liberty Development Corp., Revenue Bonds, Series 1WTC, 2.750% due 2/15/44	1,418,806
		New York State Dormitory Authority, Revenue Bonds:
475,000	A-	5.000% due 5/1/48(b)	501,254
5,000,000	Aa1(a)	Series A, 5.000% due 9/15/22	5,054,309
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,173,981
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,580,239
		New York State Environmental Facilities Corp., Revenue Bonds:
7,915,000	AAA	4.000% due 6/15/40	8,426,422
2,150,000	AAA	Series A, 5.000% due 6/15/33	2,428,542
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	2,171,683
80,000	AA+	Series A, 5.000% due 3/15/32	88,731
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(c)	2,161,496
2,500,000	Baa1(a)	5.000% due 12/1/37(c)	2,699,717
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	199,506
		Port Authority of New York & New Jersey, Revenue Bonds:
5,000,000	AA-	Series 207, 5.000% due 9/15/24(c)	5,292,987
1,200,000	AA-	Series 230, 4.000% due 12/1/28	1,302,137
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	419,599
75,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 221, 3.500% due 10/1/32(c)	75,466
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	1,027,809
1,500,000	AA+	5.000% due 5/15/44	1,723,464
2,500,000	AA+	Series A1, 4.000% due 5/15/46	2,573,839
85,000	AA-	Series B, 5.000% due 11/15/23	88,958
115,000	AA-	Series B, 5.000% due 11/15/24	120,152
		Total New York	92,706,946
North Carolina - 0.9%
4,675,000	AA	County of Cabarrus NC, Revenue Bonds, Series A, 5.000% due 6/1/40(e)	5,525,938
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	28,327
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	232,284

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
North Carolina - 0.9% - (continued)
$1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	$1,149,596
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	655,487
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	117,483
290,000	AA	State of North Carolina, Revenue Bonds, 5.000% due 3/1/23	297,349
		Total North Carolina	8,006,464
Ohio - 0.9%
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	31,953
45,000	AA	Series A, 5.000% due 1/1/28	47,749
65,000	AA	Series A, 5.000% due 1/1/29	68,693
60,000	AA	Series A, 5.000% due 1/1/30	63,305
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	60,118
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	140,631
125,000	A+	5.000% due 12/1/30	140,509
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	66,591
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	140,000
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	497,610
285,000	Aa3(a)	Miami University/Oxford OH, Revenue Bonds, Series A, 5.000% due 9/1/30	333,994
45,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	46,752
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,194,764
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.720% due 12/1/36(b)	2,000,000
		State of Ohio, GO:
1,000,000	AA+	Series A, 5.000% due 3/1/28	1,145,292
1,565,000	AA+	Series C, 5.000% due 3/15/28	1,793,405
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	83,496
145,000	AA	5.000% due 1/1/29	161,730
90,000	A	Series A, 4.000% due 1/15/50	90,283
		Total Ohio	8,106,875
Oklahoma - 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	623,148
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	36,984
45,000	AA-	Series A, 5.000% due 6/1/28	47,487
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	53,717
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	188,011
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	64,461
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	48,346
60,000	A	Series B, 5.000% due 1/1/27	64,201
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	637,344
		Total Oklahoma	1,763,699
Oregon - 1.8%
3,000,000	AA+	City of Portland OR Water System Revenue, Revenue Bonds, Series A, 4.000% due 4/1/36	3,208,277
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	95,481
4,295,000	AA-	Oregon Health & Science University, Revenue Bonds, Series B2, 5.000% due 7/1/46(b)	4,867,222
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,814,041
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	330,993
165,000	AA-	5.000% due 7/1/29	187,089

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Oregon - 1.8% - (continued)
$205,000	AA-	Series 24B, 5.000% due 7/1/32(c)	$219,415
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,041,067
		Total Oregon	15,763,585
Pennsylvania - 1.7%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	553,410
1,000,000	A	Series B, 5.000% due 2/1/24	1,051,386
85,000	A	Series B, 5.000% due 8/1/27	92,315
300,000	A	Series B, 5.000% due 8/1/29	324,381
320,000	A	Series B, 5.000% due 8/1/30	346,006
335,000	A	Series B, 5.000% due 8/1/31	362,119
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	54,054
70,000	A-	Series B, 5.000% due 7/1/31(c)	75,328
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,135,129
500,000	A	Series B, 5.000% due 6/1/25	538,875
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	302,205
810,000	A+	5.000% due 9/15/29	888,125
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	206,534
310,000	Aa3(a)	5.000% due 6/1/39	336,471
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A+	5.000% due 11/1/38	879,229
1,000,000	A+	5.000% due 11/1/39	1,097,302
1,000,000	A+	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	998,789
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	356,418
110,000	A	Series A, AMBAC, 6.000% due 6/1/22	110,000
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,125,871
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	796,378
900,000	AA	5.000% due 8/15/32	1,066,254
35,000	AA	Series A, 5.000% due 8/15/27	39,305
35,000	AA	Series A, 5.000% due 8/15/28	38,739
60,000	AA	Series A, 5.000% due 8/15/30	65,582
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,256
15,000	A1(a)	Series A1, 5.000% due 12/1/23	15,701
45,000	A1(a)	Series A1, 5.000% due 12/1/29	50,214
30,000	A1(a)	Series A1, 5.000% due 12/1/34	33,162
35,000	A	Series A2, 5.000% due 12/1/28	38,578
35,000	A	Series A2, 5.000% due 12/1/33	38,764
1,300,000	A1(a)	Series C, 5.000% due 12/1/46	1,461,914
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	31,050
20,000	A	5.000% due 8/1/24	21,161
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	282,740
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	43,098
		Total Pennsylvania	14,871,843

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Rhode Island - 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
$240,000	AA	AGM, 5.000% due 5/15/25	$259,710
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,254,876
115,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	117,898
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(c)	54,783
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,239,926
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	57,709
70,000	BBB	Series A, 5.000% due 6/1/28	73,204
		Total Rhode Island	4,058,106
South Carolina - 1.8%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	31,624
30,000	AA+	Series B, 5.000% due 3/1/25	32,366
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	2,862,354
8,000,000	Aa1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(g)	8,177,810
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	122,879
95,000	A-	5.000% due 12/1/29	101,062
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	31,542
50,000	A+	5.000% due 2/1/25	53,210
50,000	A+	5.000% due 2/1/26	54,042
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	71,715
140,000	A+	5.000% due 7/1/30(c)	152,972
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A	Series B, 5.000% due 12/1/35	197,407
275,000	A	Series B, 5.000% due 12/1/36	293,228
115,000	A	Series C, 5.000% due 12/1/25	121,893
115,000	A	Series C, 5.000% due 12/1/26	121,433
90,000	A	Series C, 5.000% due 12/1/27	94,835
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
165,000	Aaa(a)	Series A, 4.000% due 1/1/50	169,778
150,000	Aaa(a)	Series A, 4.000% due 7/1/50	154,203
		University of South Carolina, Revenue Bonds:
450,000	Aa2(a)	5.000% due 5/1/30	525,222
800,000	Aa2(a)	5.000% due 5/1/32	956,330
575,000	Aa3(a)	Series A, 5.000% due 5/1/28	653,694
625,000	Aa3(a)	Series A, 5.000% due 5/1/30	729,475
		Total South Carolina	15,709,074
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	31,067
15,000	AA-	5.000% due 7/1/24	15,872
10,000	AA-	5.000% due 7/1/27	11,180
50,000	AA-	5.000% due 7/1/33	53,646
40,000	AA-	5.000% due 7/1/35	42,725
35,000	A+	Series B, 5.000% due 11/1/24	37,151
35,000	A+	Series B, 5.000% due 11/1/25	36,991

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
South Dakota - 0.0% - (continued)
$5,000	A+	Series B, 5.000% due 11/1/26	$5,271
		Total South Dakota	233,903
Tennessee - 1.9%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,723,952
3,970,000	AA	City of Pigeon Forge TN, GO, Series B, 5.000% due 6/1/27	4,492,921
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	33,156
35,000	A-	Series A, 5.000% due 7/1/30	38,445
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	35,304
30,000	BBB	5.000% due 4/1/24	31,469
30,000	BBB	5.000% due 9/1/24	31,516
40,000	BBB	5.000% due 4/1/25	42,409
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	3,358,074
6,240,000	Aa1(a)	Series A, 5.000% due 2/1/50(b)	6,555,869
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	354,372
		Total Tennessee	16,697,487
Texas - 10.8%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,104,622
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	90,708
70,000	AAA	Series D, 5.000% due 8/15/22	70,551
80,000	AAA	Series E, 5.000% due 8/15/22	80,629
90,000	AAA	Series J, 5.000% due 8/15/22	90,708
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(d)	38,050
30,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(d)	32,614
60,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(d)	65,228
160,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(d)	173,942
600,000	A-	Series B, 4.000% due 1/1/41	610,851
375,000	A-	Series B, 5.000% due 1/1/29	418,650
1,800,000	A-	Series E, 5.000% due 1/1/38	1,983,037
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,006,974
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(c)	174,120
80,000	A+	5.000% due 11/15/29(c)	83,883
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	45,662
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	178,895
		City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds:
3,000,000	AAA	Series A, 5.000% due 10/1/27	3,272,346
3,545,000	AAA	Series C, 5.000% due 10/1/31	4,283,029
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	61,552
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	305,597
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	129,364
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	54,328
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	66,026
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	33,275
350,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(c)(d)	351,073
90,000	A1(a)	Series B, 5.000% due 7/1/28	100,992
360,000	A1(a)	Series B, 5.000% due 7/1/29	402,525

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Texas - 10.8% - (continued)
$190,000	A1(a)	Series B, 5.000% due 7/1/30	$211,701
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,614,868
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,201,320
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	76,450
75,000	AA	Series C, 5.000% due 5/15/28	79,104
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,086,746
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	546,504
480,000	A	Series A, 5.000% due 7/1/28(c)	532,394
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	969,838
500,000	A+	4.000% due 2/1/43	511,625
45,000	AA-	5.000% due 2/1/29	50,185
30,000	AA-	5.000% due 2/1/30	33,353
45,000	AA-	5.000% due 2/1/31	49,896
35,000	AA-	5.000% due 2/1/33	38,677
750,000	A+	5.000% due 2/1/42	859,510
90,000	AA-	5.250% due 2/1/25	97,322
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,507,669
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,373,106
2,000,000	Aaa(a)	5.000% due 2/1/28	2,282,016
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	30,168
110,000	AA-	Series C, 5.000% due 8/15/25	110,600
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	89,677
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,701,728
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,466,357
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,059,956
145,000	AAA	5.000% due 2/15/23	148,622
725,000	AAA	5.000% due 2/15/24	763,935
620,000	AAA	5.000% due 2/15/25	667,185
105,000	AAA	5.000% due 2/15/27	115,158
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds , AMBAC-Insured, 5.250% due 12/1/29	250,100
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	194,169
		Dallas Fort Worth International Airport, Revenue Bonds:
2,590,000	A+	Series A, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/29(c)(d)	2,628,041
85,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/26(c)(d)	86,248
35,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(c)(d)	35,514
80,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)(d)	81,175
155,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/30(c)(d)	157,277
330,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/31(c)(d)	334,847
420,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/32(c)(d)	426,169
290,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/33(c)(d)	294,259
70,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/34(c)(d)	71,028
1,500,000	A+	Series E, 5.000% due 11/1/22(c)	1,519,645
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,483,790
1,000,000	Aaa(a)	5.000% due 8/15/30	1,182,583
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	115,708

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Texas - 10.8% - (continued)
		Grand Parkway Transportation Corp., Revenue Bonds:
$150,000	AA+	Series A, 5.000% due 10/1/31	$168,355
125,000	AA+	Series A, 5.000% due 10/1/32	139,342
190,000	AA+	Series A, 5.000% due 10/1/33	210,920
145,000	AA+	Series A, 5.000% due 10/1/34	160,335
70,000	BBB	Series A, 5.125% due 10/1/43	71,894
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	942,883
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,077,125
590,000	A+	5.000% due 7/1/49(b)	612,017
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	15,936
20,000	A+	5.000% due 10/15/26	21,755
15,000	A+	5.000% due 10/15/27	16,266
20,000	A+	5.000% due 10/15/29	21,438
30,000	A+	5.000% due 10/15/31	31,910
40,000	A+	5.000% due 10/15/35	42,062
30,000	A+	5.000% due 10/15/36	31,526
35,000	A+	5.000% due 10/15/39	36,696
45,000	A+	5.000% due 10/15/44	46,957
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	8,072,694
7,050,000	AAA	5.000% due 2/15/34	7,786,746
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,328,010
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	42,333
90,000	A-	5.000% due 11/1/31(c)	94,873
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	219,696
135,000	A	5.000% due 5/15/32	151,989
70,000	A	5.000% due 5/15/34	77,983
70,000	A	5.000% due 5/15/36	77,428
195,000	A	Series B, 5.000% due 5/15/25	209,853
85,000	A	Series B, 5.000% due 5/15/27	91,466
85,000	A	Series B, 5.000% due 5/15/28	91,136
245,000	A	Series B, 5.000% due 5/15/29	261,748
20,000	A	Series D, 5.000% due 5/15/23	20,624
35,000	A	Series D, 5.000% due 5/15/24	36,929
40,000	A	Series D, 5.000% due 5/15/26	43,108
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,177,132
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	63,550
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	49,591
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	50,395
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	76,477
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	70,327
40,000	A3(a)	5.000% due 4/1/28	43,104
1,000,000	Aaa(a)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	1,038,776
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,362
55,000	AA-	4.000% due 12/15/24	55,646

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Texas - 10.8% - (continued)
		North Texas Tollway Authority, Revenue Bonds:
$50,000	NR	5.000% due 1/1/23	$50,985
145,000	NR	5.000% due 1/1/24	151,943
35,000	A+	Series A, 5.000% due 1/1/30	37,826
40,000	A+	Series A, 5.000% due 1/1/33	43,672
200,000	A+	Series A, 5.000% due 1/1/39	213,773
185,000	A	Series B, 5.000% due 1/1/25	197,809
290,000	A+	Series B, 5.000% due 1/1/29	307,967
160,000	A+	Series B, 5.000% due 1/1/30	169,703
20,000	A	Series B, 5.000% due 1/1/31	21,480
85,000	A	Series B, 5.000% due 1/1/32	92,586
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	697,606
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	50,156
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	55,429
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	47,258
2,500,000	Aaa(a)	Round Rock Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/29	2,915,682
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,319,979
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	141,327
215,000	AA+	5.000% due 9/15/24	216,754
270,000	AA+	5.000% due 9/15/25	272,133
		San Antonio Water System, Revenue Bonds:
2,000,000	AA	Series A, 5.000% due 5/15/36	2,232,990
390,000	AA	Series B, 2.000% due 5/1/44(b)	390,534
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	520,110
435,000	AA	5.000% due 2/15/30	508,064
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,639,030
150,000	AAA	5.000% due 8/1/26(c)	158,737
200,000	AAA	5.500% due 8/1/26(c)	225,879
350,000	AAA	Series B, 5.000% due 8/1/25(c)	361,547
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	176,837
60,000	AA	5.000% due 2/15/34	64,377
30,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	31,205
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	46,807
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	46,807
110,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	114,418
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	162,351
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	170,374
		Texas Department of Housing & Community Affairs, Revenue Bonds:
403,900	Aaa(a)	2.950% due 7/1/36	382,328
365,000	AA+	Series A, 4.000% due 3/1/50	375,207
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	684,605
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	150,202
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	5.000% due 10/15/25	1,097,200
180,000	AAA	Series A, 5.000% due 4/15/25	195,157
75,000	AAA	Series A, 5.000% due 10/15/25	82,290
125,000	AAA	Series A, 5.000% due 4/15/26	138,597
190,000	AAA	Series A, 5.000% due 4/15/29	215,515

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Texas - 10.8% - (continued)
$505,000	AAA	Series A, 5.000% due 4/15/30	$570,982
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	206,897
		Total Texas	94,307,962
Utah - 0.4%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	37,959
115,000	A	Series A, 5.000% due 7/1/28(c)	125,189
155,000	A	Series A, 5.000% due 7/1/30(c)	169,989
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	376,203
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	85,799
2,500,000	AA-	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	2,835,668
		Total Utah	3,630,807
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	816,401
675,000	A	Series A, 5.000% due 6/15/30(c)	738,819
		Total Vermont	1,555,220
Virginia - 4.0%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	216,276
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	30,110
5,000,000	AA+	City of Richmond VA, GO, Series B, 5.000% due 7/15/22	5,023,313
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,972,694
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,111,848
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,339,484
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	41,764
40,000	A3(a)	5.000% due 6/15/29	41,644
45,000	A3(a)	5.000% due 6/15/33	46,340
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(d)	3,625,739
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,067,947
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	366,853
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	20,247
50,000	A3(a)	5.000% due 6/15/32	52,915
65,000	A3(a)	5.000% due 6/15/34	68,509
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,799,155
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,217,457
165,000	AA+	Series D, 5.000% due 2/1/26	181,856
265,000	AA+	Series E, 5.000% due 2/1/30	299,061
305,000	AA+	Series E, 5.000% due 2/1/31	342,347
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	408,209
		Virginia Resources Authority, Revenue Bonds:
500,000	AAA	5.000% due 11/1/29	586,647
5,220,000	NR	Series Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(d)	5,299,955
1,000,000	AAA	Virginia Resources Authority Clean Water Revolving Fund, Revenue Bonds, 5.000% due 10/1/30	1,187,886
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	63,159
75,000	A+	5.000% due 1/1/33	78,863

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Virginia - 4.0% - (continued)
$100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	$99,757
		Total Virginia	34,590,035
Washington - 4.8%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	57,233
3,550,000	AA+	City of Seattle WA Water System Revenue, Revenue Bonds, 5.000% due 8/1/27	4,047,318
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	33,495
35,000	AA	5.000% due 1/1/36	38,645
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,340,543
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	30,094
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	65,205
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(c)	25,788
35,000	A+	5.000% due 2/1/27	38,329
70,000	A+	5.000% due 2/1/29	76,144
85,000	A+	Series A, 5.000% due 5/1/29(c)	93,051
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,085,114
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,062,668
135,000	AA-	Series B, 5.000% due 10/1/29(c)	146,337
		State of Washington, GO:
2,300,000	AA+	4.000% due 7/1/28	2,510,963
50,000	AA+	Series 2017A, 5.000% due 8/1/27	55,502
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,897,959
3,000,000	AA+	Series A, 5.000% due 8/1/38	3,482,648
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,726,354
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,900,043
3,040,000	AA+	Series R2017A, 5.000% due 8/1/22	3,059,715
50,000	AA+	Series R2017A, 5.000% due 8/1/28	55,292
50,000	AA+	Series R2017A, 5.000% due 8/1/30	55,041
355,000	AA+	Series R2018C, 5.000% due 8/1/30	398,998
725,000	AA+	Series R2018D, 5.000% due 8/1/32	809,629
640,000	AA+	Series R2018D, 5.000% due 8/1/33	713,723
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,563,180
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	72,002
100,000	A	5.000% due 6/1/24	102,817
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	65,315
70,000	A+	5.000% due 10/1/27	78,421
60,000	A+	5.000% due 10/1/28	68,024
90,000	A	5.000% due 7/1/29	98,754
20,000	A	5.000% due 7/1/34	21,505
780,000	A	5.000% due 7/1/42	827,510
115,000	A+	Series A, 5.000% due 10/1/24	116,240
440,000	A-	Series A, 5.000% due 8/1/39	461,886
40,000	A2(a)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(d)	43,299
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	16,143
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	37,486
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	42,762

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.4% - (continued)
Washington - 4.8% - (continued)
$210,000	Baa1(a)	Series A, 5.000% due 10/1/33	$224,103
		Total Washington	41,645,278
West Virginia - 1.5%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	11,147,830
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,260,024
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	203,645
		Total West Virginia	13,611,499
Wisconsin - 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	176,618
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	416,755
255,000	A+	5.000% due 11/15/24	271,706
25,000	BBB+	5.000% due 5/1/26	26,050
50,000	A3(a)	5.000% due 6/1/27	50,158
195,000	A+	5.000% due 11/15/27	206,268
50,000	BBB+	5.000% due 5/1/28	51,745
25,000	BBB+	5.000% due 5/1/29	25,815
30,000	A3(a)	5.000% due 6/1/32	30,086
70,000	A3(a)	5.000% due 6/1/39	70,187
1,190,000	AA	5.000% due 8/15/54(b)	1,256,587
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	31,093
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	207,285
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	50,386
455,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	459,376
		Total Wisconsin	3,330,115
		TOTAL MUNICIPAL BONDS
		(Cost - $815,365,694)	797,932,253
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $815,365,694)	797,932,253
SHORT-TERM INVESTMENTS - 9.0%
MUNICIPAL BONDS - 3.8%
10,000,000		City of Los Angeles CA, Revenue Notes, 4.000% due 6/23/22	10,023,350
2,500,000		City of Topeka KS Combined Utility Revenue, Revenue Bonds, Series A, 4.000% due 8/1/22	2,511,844
5,200,000		Colorado State Education Loan Program, Revenue Notes, Series A, 4.000% due 6/29/22	5,215,652
7,000,000		Commonwealth of Massachusetts, GO, Series B, 5.000% due 11/1/22	7,109,277
5,000,000		County of Los Angeles CA, Revenue Notes, 4.000% due 6/30/22	5,015,556
3,500,000		Town of Tonawanda NY, GO, Series B, 1.500% due 8/26/22	3,501,096
		TOTAL MUNICIPAL BONDS
		(Cost - $33,424,234)	33,376,775

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 9.0% - (continued)
TIME DEPOSITS - 5.2%
$96,396	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22	$96,396
44,361,454	BNP Paribas - Paris, 0.400% due 6/1/22	44,361,454
1,026,803	Royal Bank of Canada - Toronto, 0.400% due 6/1/22	1,026,803
	TOTAL TIME DEPOSITS
	(Cost - $45,484,653)	45,484,653
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $78,908,887)	78,861,428
	TOTAL INVESTMENTS - 100.4%
	(Cost - $894,274,581)	876,793,681
	Liabilities in Excess of Other Assets - (0.4)%	(3,508,354)
	TOTAL NET ASSETS - 100.0%	$873,285,327

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	When-Issued or delayed delivery security.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	All or a portion of this security is pledged by the Fund as collateral for when-issued or delayed delivery securities.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	44.3%
Education	13.7
Water and Sewer	9.4
Health Care Providers & Services	8.1
Transportation	5.7
Airport	3.8
Development	2.2
Power	1.1
Single Family Housing	0.8
Utilities	0.7
Student Loan	0.4
Facilities	0.3
Pollution	0.2
Multifamily Housing	0.1
Nursing Homes	0.1
Tobacco Settlement	0.1
Bond Bank	0.0 *
Short-Term Investments	9.0
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4%
$2,330,147	Alternative Loan Trust, Series 2005-61, Class 2A2, 1.766% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	$2,106,218
752,291	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.326% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	708,238
	Connecticut Avenue Securities Trust:
6,456,000	Series 2018-R07, Class 1B1, 5.356% (1-Month USD-LIBOR + 4.350%) due 4/25/31(a)(b)	6,493,877
8,873,000	Series 2019-HRP1, Class B1, 10.256% (1-Month USD-LIBOR + 9.250%) due 11/25/39(a)(b)	8,564,519
6,734,000	Series 2019-R01, Class 2B1, 5.356% (1-Month USD-LIBOR + 4.350%) due 7/25/31(a)(b)	6,720,949
6,759,000	Series 2019-R02, Class 1B1, 5.156% (1-Month USD-LIBOR + 4.150%) due 8/25/31(a)(b)	6,773,084
6,060,000	Series 2019-R03, Class 1B1, 5.106% (1-Month USD-LIBOR + 4.100%) due 9/25/31(a)(b)	6,065,421
7,486,096	Series 2019-R04, Class 2B1, 6.256% (1-Month USD-LIBOR + 5.250%) due 6/25/39(a)(b)	7,532,972
3,455,650	Series 2019-R05, Class 1B1, 5.106% (1-Month USD-LIBOR + 4.100%) due 7/25/39(a)(b)	3,405,056
4,140,000	Series 2022-R02, Class 2B1, 5.084% (SOFR30A + 4.500%) due 1/25/42(a)(b)	3,788,780
3,495,919	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 1.206% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	3,125,488
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
515,218	Series 2015-C04, Class 1M2, 6.706% (1-Month USD-LIBOR + 5.700%) due 4/25/28(a)@	544,845
532,252	Series 2016-C01, Class 1B, 12.756% (1-Month USD-LIBOR + 11.750%) due 8/25/28(a)@	578,645
1,448,746	Series 2016-C01, Class 1M2, 7.756% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)@	1,530,578
1,321,154	Series 2016-C02, Class 1B, 13.256% (1-Month USD-LIBOR + 12.250%) due 9/25/28(a)@	1,462,347
4,584,357	Series 2016-C03, Class 2M2, 6.906% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)@	4,756,965
4,560,000	Series 2017-C01, Class 1B1, 6.756% (1-Month USD-LIBOR + 5.750%) due 7/25/29(a)@	4,911,722
6,650,000	Series 2017-C02, Class 2B1, 6.506% (1-Month USD-LIBOR + 5.500%) due 9/25/29(a)@	7,143,624
5,939,531	Series 2017-C02, Class 2M2C, 4.656% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)@	6,010,042
6,920,000	Series 2017-C03, Class 1B1, 5.856% (1-Month USD-LIBOR + 4.850%) due 10/25/29(a)@	7,276,107
4,945,491	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	88,465
6,845,000	Series 2018-C03, Class 1B1, 4.756% (1-Month USD-LIBOR + 3.750%) due 10/25/30(a)@	6,768,271
6,546,000	Series 2018-C05, Class 1B1, 5.256% (1-Month USD-LIBOR + 4.250%) due 1/25/31(a)@	6,566,215
5,163,700	Series 2018-C06, Class 1B1, 4.756% (1-Month USD-LIBOR + 3.750%) due 3/25/31(a)@	5,069,591
4,970,000	Series 2018-C06, Class 2B1, 5.106% (1-Month USD-LIBOR + 4.100%) due 3/25/31(a)	4,910,463
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 2.578% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,649,420

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4% - (continued)
	FNMA Connecticut Avenue Securities:
$486,857	Series 2016-C03, Class 1B, 12.756% (1-Month USD-LIBOR + 11.750%) due 10/25/28(a)@	$530,144
1,263,302	Series 2016-C04, Class 1B, 11.256% (1-Month USD-LIBOR + 10.250%) due 1/25/29(a)@	1,308,788
3,997,587	Series 2016-C06, Class 1B, 10.256% (1-Month USD-LIBOR + 9.250%) due 4/25/29(a)@	4,038,819
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 6.256% (1-Month USD-LIBOR + 5.250%) due 1/25/50(a)(b)	4,729,811
2,450,000	Series 2020-DNA2, Class B2, 5.806% (1-Month USD-LIBOR + 4.800%) due 2/25/50(a)(b)	2,060,912
7,285,711	Series 2020-DNA3, Class B1, 6.106% (1-Month USD-LIBOR + 5.100%) due 6/25/50(a)(b)	7,472,238
5,000,000	Series 2020-DNA3, Class B2, 10.356% (1-Month USD-LIBOR + 9.350%) due 6/25/50(a)(b)	5,816,696
9,000,000	Series 2020-DNA4, Class B1, 7.006% (1-Month USD-LIBOR + 6.000%) due 8/25/50(a)(b)	9,425,946
4,940,000	Series 2020-DNA4, Class B2, 11.006% (1-Month USD-LIBOR + 10.000%) due 8/25/50(a)(b)	5,890,951
7,780,000	Series 2020-DNA5, Class B2, 12.033% (SOFR30A + 11.500%) due 10/25/50(a)(b)	9,324,129
5,600,000	Series 2020-DNA6, Class B2, 6.234% (SOFR30A + 5.650%) due 12/25/50(a)(b)	4,808,592
2,975,260	Series 2020-HQA2, Class M2, 4.106% (1-Month USD-LIBOR + 3.100%) due 3/25/50(a)(b)	2,959,940
7,500,000	Series 2020-HQA3, Class B1, 6.756% (1-Month USD-LIBOR + 5.750%) due 7/25/50(a)(b)	7,848,127
1,280,000	Series 2020-HQA3, Class B2, 11.006% (1-Month USD-LIBOR + 10.000%) due 7/25/50(a)(b)	1,529,779
6,540,000	Series 2020-HQA4, Class B1, 6.256% (1-Month USD-LIBOR + 5.250%) due 9/25/50(a)(b)	6,684,804
1,260,000	Series 2020-HQA4, Class B2, 10.406% (1-Month USD-LIBOR + 9.400%) due 9/25/50(a)(b)	1,475,859
8,560,000	Series 2021-DNA5, Class B2, 6.084% (SOFR30A + 5.500%) due 1/25/34(a)(b)	6,959,106
2,601,000	Series 2021-HQA1, Class B2, 5.584% (SOFR30A + 5.000%) due 8/25/33(a)(b)	2,018,825
2,990,000	Series 2021-HQA2, Class B2, 6.034% (SOFR30A + 5.450%) due 12/25/33(a)(b)	2,357,924
	Freddie Mac STACR Trust:
6,494,000	Series 2018-DNA2, Class B1, 4.706% (1-Month USD-LIBOR + 3.700%) due 12/25/30(a)(b)	6,223,583
1,310,000	Series 2018-HQA2, Class B1, 5.256% (1-Month USD-LIBOR + 4.250%) due 10/25/48(a)(b)	1,295,739
5,500,000	Series 2018-HQA2, Class B2, 12.006% (1-Month USD-LIBOR + 11.000%) due 10/25/48(a)(b)	5,925,529
4,720,128	Series 2019-DNA1, Class B1, 5.656% (1-Month USD-LIBOR + 4.650%) due 1/25/49(a)(b)	4,767,268
5,000,000	Series 2019-DNA1, Class B2, 11.756% (1-Month USD-LIBOR + 10.750%) due 1/25/49(a)(b)	5,398,304
3,580,000	Series 2019-DNA2, Class B1, 5.356% (1-Month USD-LIBOR + 4.350%) due 3/25/49(a)(b)	3,571,063
5,000,000	Series 2019-DNA2, Class B2, 11.506% (1-Month USD-LIBOR + 10.500%) due 3/25/49(a)(b)	5,323,744
4,870,000	Series 2019-DNA3, Class B2, 9.156% (1-Month USD-LIBOR + 8.150%) due 7/25/49(a)(b)	4,867,031

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4% - (continued)
$4,588,000	Series 2019-DNA4, Class B2, 7.256% (1-Month USD-LIBOR + 6.250%) due 10/25/49(a)(b)	$4,397,811
5,800,000	Series 2019-FTR1, Class B2, 9.356% (1-Month USD-LIBOR + 8.350%) due 1/25/48(a)(b)	5,524,638
4,920,000	Series 2019-FTR2, Class B2, 8.406% (1-Month USD-LIBOR + 7.400%) due 11/25/48(a)(b)	4,428,118
2,500,000	Series 2019-FTR3, Class B2, 5.468% (1-Month USD-LIBOR + 4.800%) due 9/25/47(a)(b)	2,021,674
6,519,000	Series 2019-FTR4, Class B2, 6.006% (1-Month USD-LIBOR + 5.000%) due 11/25/47(a)(b)	5,418,695
5,620,000	Series 2019-HQA1, Class B1, 5.406% (1-Month USD-LIBOR + 4.400%) due 2/25/49(a)(b)	5,559,340
4,030,000	Series 2019-HQA1, Class B2, 13.256% (1-Month USD-LIBOR + 12.250%) due 2/25/49(a)(b)	4,346,920
5,500,000	Series 2019-HQA2, Class B1, 5.106% (1-Month USD-LIBOR + 4.100%) due 4/25/49(a)(b)	5,392,905
5,000,000	Series 2019-HQA2, Class B2, 12.256% (1-Month USD-LIBOR + 11.250%) due 4/25/49(a)(b)	5,407,323
5,000,000	Series 2019-HRP1, Class B2, 10.506% (1-Month USD-LIBOR + 9.500%) due 2/25/49(a)(b)	5,157,191
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,929,486	Series 2015-DNA2, Class B, 8.556% (1-Month USD-LIBOR + 7.550%) due 12/25/27(a)	5,821,326
4,957,418	Series 2015-DNA3, Class B, 10.356% (1-Month USD-LIBOR + 9.350%) due 4/25/28(a)@	5,077,866
1,913,833	Series 2016-DNA1, Class B, 11.006% (1-Month USD-LIBOR + 10.000%) due 7/25/28(a)	2,001,061
1,069,037	Series 2016-DNA4, Class B, 9.606% (1-Month USD-LIBOR + 8.600%) due 3/25/29(a)@	1,060,661
1,987,050	Series 2016-HQA3, Class B, 10.006% (1-Month USD-LIBOR + 9.000%) due 3/25/29(a)@	2,016,988
554,757	Series 2017-DNA2, Class B2, 12.256% (1-Month USD-LIBOR + 11.250%) due 10/25/29(a)	572,571
4,000,000	Series 2017-DNA3, Class B1, 5.456% (1-Month USD-LIBOR + 4.450%) due 3/25/30(a)	4,018,660
4,290,000	Series 2017-HQA3, Class B1, 5.456% (1-Month USD-LIBOR + 4.450%) due 4/25/30(a)@	4,337,968
2,130,000	Series 2020-HQA5, Class B2, 7.984% (SOFR30A + 7.400%) due 11/25/50(a)(b)	2,052,946
1,280,000	Series 2021-DNA2, Class B2, 6.584% (SOFR30A + 6.000%) due 8/25/33(a)(b)	1,083,309
	STACR Trust:
5,100,000	Series 2018-DNA3, Class B2, 8.756% (1-Month USD-LIBOR + 7.750%) due 9/25/48(a)(b)	5,001,420
5,500,000	Series 2018-HRP1, Class B1, 4.756% (1-Month USD-LIBOR + 3.750%) due 4/25/43(a)(b)	5,422,114
7,794,872	Series 2018-HRP1, Class B2, 12.756% (1-Month USD-LIBOR + 11.750%) due 5/25/43(a)(b)	8,225,856
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $350,358,900)	334,512,914

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 9.5%
Communications - 1.3%
	Twitter Inc., Senior Unsecured Notes:
$5,135,000	zero coupon, due 3/15/26	$4,634,337
10,845,000	5.000% due 3/1/30(b)	10,763,663
	Total Communications	15,398,000
Consumer Cyclical - 4.2%
13,281,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	13,190,080
23,119,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)(d)	20,774,271
13,296,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	13,362,480
4,391,000	Mclaren Finance PLC, Senior Secured Notes, 7.500% due 8/1/26(b)	3,528,476
	Total Consumer Cyclical	50,855,307
Consumer Non-cyclical - 1.5%
5,011,000	Curaleaf Holdings Inc., Senior Secured Notes, 8.000% due 12/15/26(b)	4,736,473
13,848,000	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(b)	13,882,620
	Total Consumer Non-cyclical	18,619,093
Energy - 0.1%
810,000	Oceaneering International Inc., Senior Unsecured Notes, 4.650% due 11/15/24	795,396
Financial - 0.9%
13,371,000	Home Point Capital Inc., Company Guaranteed Notes, 5.000% due 2/1/26(b)(d)	10,980,533
Utilities - 1.5%
	Vistra Corp., Junior Subordinated Notes:
16,873,000	7.000% (5-Year CMT Index + 5.740%) (a)(b)(e)	16,180,701
1,755,000	8.000% (5-Year CMT Index + 6.930%) (a)(b)(e)	1,741,837
	Total Utilities	17,922,538
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $120,312,454)	114,570,867
ASSET-BACKED SECURITIES - 8.3%
2,461,257	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 1.786% (1-Month USD-LIBOR + 0.780%) due 10/25/35(a)	2,423,339
	ABFC Trust:
3,334,203	Series 2003-OPT1, Class A3, 1.686% (1-Month USD-LIBOR + 0.680%) due 4/25/33(a)	3,115,478
1,877,619	Series 2005-WF1, Class M2, 1.606% (1-Month USD-LIBOR + 0.600%) due 10/25/34(a)	1,873,978
1,172,607	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 1.266% (1-Month USD-LIBOR + 0.260%) due 9/25/36(a)	1,149,403
1,515,923	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 1.146% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	1,485,961
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 2.394% (3-Month USD-LIBOR + 1.350%) due 1/17/28(a)(b)	2,961,350
410,000	Series 2013-1A, Class ER, 6.544% (3-Month USD-LIBOR + 5.500%) due 1/17/28(a)(b)	384,717
2,800,375	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 1.156% (1-Month USD-LIBOR + 0.150%) due 8/25/36(a)	2,716,022
2,457,413	CHEC Loan Trust, Series 2004-1, Class A3, 2.006% (1-Month USD-LIBOR + 1.000%) due 7/25/34(a)(b)	2,366,726
2,870,754	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 1.756% (1-Month USD-LIBOR + 0.750%) due 5/25/34(a)	2,827,870
	CWABS Asset-Backed Certificates Trust:
15,128,392	Series 2006-22, Class 1A, 1.146% (1-Month USD-LIBOR + 0.140%) due 6/25/35(a)	14,104,324
559,836	Series 2007-12, Class 2A3, 1.806% (1-Month USD-LIBOR + 0.800%) due 8/25/47(a)	555,157
1,156,446	Series 2007-2, Class 2A3, 1.146% (1-Month USD-LIBOR + 0.140%) due 8/25/37(a)	1,142,825

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.3% - (continued)
$1,896,095	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 2.106% (1-Month USD-LIBOR + 1.100%) due 5/25/37(a)(b)	$1,849,260
2,979,477	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 2.000% (1-Month USD-LIBOR + 1.125%) due 9/25/33(a)	2,867,108
5,040,825	Fremont Home Loan Trust, Series 2003-A, Class M1, 1.981% (1-Month USD-LIBOR + 0.975%) due 8/25/33(a)	4,857,026
5,090,000	GSAMP Trust, Series 2005-WMC3, Class A2C, 1.666% (1-Month USD-LIBOR + 0.660%) due 12/25/35(a)	4,904,070
2,718,245	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.591% (1-Month USD-LIBOR + 0.585%) due 1/25/36(a)	2,692,123
2,961,093	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 1.246% (1-Month USD-LIBOR + 0.240%) due 5/25/37(a)	2,926,692
2,836,698	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 1.906% (1-Month USD-LIBOR + 0.900%) due 10/25/34(a)	2,755,950
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 8.744% (3-Month USD-LIBOR + 7.700%) due 4/15/29(a)(b)	1,230,661
2,763,578	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 1.786% (1-Month USD-LIBOR + 0.780%) due 2/25/34(a)	2,720,649
	Merrill Lynch Mortgage Investors Trust:
724,085	Series 2005-FM1, Class M1, 1.726% (1-Month USD-LIBOR + 0.720%) due 5/25/36(a)	713,402
2,623,256	Series 2006-OPT1, Class A2C, 1.156% (1-Month USD-LIBOR + 0.150%) due 8/25/37(a)	2,463,193
396,723	Morgan Stanley ABS Capital I Inc. Trust, Series 2005-HE2, Class M1, 1.606% (1-Month USD-LIBOR + 0.600%) due 1/25/35(a)	395,941
2,242,465	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, 1.181% (1-Month USD-LIBOR + 0.175%) due 6/25/37(a)	2,185,621
1,906,962	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 1.326% (1-Month USD-LIBOR + 0.320%) due 5/25/36(a)	1,881,382
413,283	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 1.741% (1-Month USD-LIBOR + 0.735%) due 8/25/35(a)	411,255
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 2.326% (1-Month USD-LIBOR + 1.320%) due 1/25/36(a)	3,478,662
1,568,067	Series 2005-WCW2, Class M2, 1.801% (1-Month USD-LIBOR + 0.795%) due 7/25/35(a)	1,555,222
1,280,813	Park Place Securities, Inc., Series 2005-WCW1, Class M2, 1.711% (1-Month USD-LIBOR + 0.705%) due 9/25/35(a)	1,290,751
2,703,933	Ramp Trust, Series 2004-RS8, Class MII2, 2.731% (1-Month USD-LIBOR + 1.150%) due 8/25/34(a)	2,593,196
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 6.576% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	310,056
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 2.011% (1-Month USD-LIBOR + 1.005%) due 11/25/35(a)	973,256
2,600,000	Series 2005-WF4, Class M8, 3.631% (1-Month USD-LIBOR + 2.625%) due 11/25/35(a)	2,505,141
8,183,051	Series 2006-BC6, Class A1, 1.166% (1-Month USD-LIBOR + 0.160%) due 1/25/37(a)	7,899,277
1,235,153	Series 2006-BC6, Class A4, 1.176% (1-Month USD-LIBOR + 0.170%) due 1/25/37(a)	1,219,333
1,706,450	Series 2006-GEL1, Class M2, 2.206% (1-Month USD-LIBOR + 1.200%) due 11/25/35(a)(b)	1,686,286
1,136,297	Series 2007-BC3, Class 2A3, 1.186% (1-Month USD-LIBOR + 0.180%) due 5/25/47(a)	1,104,906
3,021,409	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 1.426% (1-Month USD-LIBOR + 0.420%) due 7/25/37(a)(b)	2,980,372

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.3% - (continued)
$1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 7.634% (3-Month USD-LIBOR + 6.590%) due 10/15/29(a)(b)	$931,608
1,291,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1B, 2.313% (3-Month USD-LIBOR + 1.250%) due 1/20/31(a)(b)	1,270,079
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $102,223,511)	101,759,628
SENIOR LOAN - 0.2%
2,190,000	TopGolf International, Inc., 0.000% due 2/9/26(f) (Cost - $2,184,525)	2,154,413
Shares/Units

COMMON STOCKS - 25.4%
COMMUNICATIONS - 0.6%
Internet - 0.6%
119,680	Anaplan Inc.*	7,851,008
CONSUMER CYCLICAL - 4.1%
Auto Parts & Equipment - 1.1%
1,302,045	Holley Inc.*(d)(g)	13,658,452
Entertainment - 2.6%
680,127	Golden Entertainment Inc.*(d)	32,156,404
Leisure Time - 0.4%
245,307	Callaway Golf Co.*	5,325,615
	TOTAL CONSUMER CYCLICAL	51,140,471
CONSUMER NON-CYCLICAL - 6.5%
Biotechnology - 3.4%
36,493	Biohaven Pharmaceutical Holding Co., Ltd.*	5,245,139
989,292	Crinetics Pharmaceuticals Inc.*	16,570,641
222,780	DICE Therapeutics Inc.*(g)	3,063,225
378,341	Elevation Oncology Inc.*(g)	855,051
547,629	Relay Therapeutics Inc.*	8,915,400
220,082	Xenon Pharmaceuticals Inc.*	5,799,161
	Total Biotechnology	40,448,617
Commercial Services - 2.4%
132,506	Triton International Ltd.	8,449,908
585,801	WillScot Mobile Mini Holdings Corp.*	20,930,670
	Total Commercial Services	29,380,578
Healthcare-Products - 0.4%
51,603	Minerva Surgical Inc.*(g)	123,331
363,360	SeaSpine Holdings Corp.*(d)	3,004,987
386,550	SomaLogic Inc.*(d)	2,319,300
	Total Healthcare-Products	5,447,618
Pharmaceuticals - 0.3%
41,014	Ascendis Pharma AS, ADR*(d)	3,466,093
	TOTAL CONSUMER NON-CYCLICAL	78,742,906
DIVERSIFIED - 6.6%
SPACs - 6.6%
366,528	Class Acceleration Corp., Class A Shares*(d)(h)	3,591,974
565,129	Corazon Capital V838 Monoceros Corp., Class A Shares*(d)(h)	5,510,008
446,038	EQRX Inc.*(h)	2,479,971
1,113,750	First Light Acquisition Group Inc., Class A Shares*(d)@	11,026,125
70,340	First Light Acquisition Group Inc., Founder Shares, Private Placement*(h)@	–
366,308	FTAC Zeus Acquisition Corp., Class A Shares*	3,604,471
937,446	Jack Creek Investment Corp., Class A Shares*(d)	9,186,971

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 25.4% - (continued)
DIVERSIFIED - 6.6% - (continued)
SPACs - 6.6% - (continued)
587,255	Live Oak Mobility Acquisition Corp., Class A Shares*(d)(h)	$5,760,972
557,775	Logistics Innovation Technologies Corp., Class A Shares*(d)(h)	5,432,728
1,474,215	Screaming Eagle Acquisition Corp., Class A Shares*(h)	14,181,948
568,036	Senior Connect Acquisition Corp. I, Class A Shares*(d)	5,578,114
565,129	Tekkorp Digital Acquisition Corp., Class A Shares*(d)	5,583,475
549,384	Tishman Speyer Innovation Corp. II, Class A Shares*(d)(h)	5,372,976
232,340	Z-Work Acquisition Corp., Class A Shares*	2,276,932
	Total SPACs	79,586,665
	TOTAL DIVERSIFIED	79,586,665
FINANCIAL - 4.5%
Banks - 3.0%
1,004,191	Blue Foundry Bancorp*(d)	12,020,166
767,447	HarborOne Bancorp Inc.(d)	10,966,818
1,106,672	Kearny Financial Corp.(d)	13,733,799
	Total Banks	36,720,783
Financial Services - 0.3%
489,000	Sema4 Holdings Corp.*(h)	997,560
439,830	SomaLogic Inc.*(h)	2,638,980
	Total Financial Services	3,636,540
Savings & Loans - 1.2%
538,157	Berkshire Hills Bancorp Inc.(d)	14,051,279
	TOTAL FINANCIAL	54,408,602
INDUSTRIAL - 2.7%
Metal Fabricate/Hardware - 1.1%
1,192,003	Hillman Solutions Corp.*(d)	13,600,754
Transportation - 1.6%
471,495	Air Transport Services Group Inc.*(d)	14,248,579
100,169	XPO Logistics Inc.*(d)	5,353,031
	Total Transportation	19,601,610
	TOTAL INDUSTRIAL	33,202,364
TECHNOLOGY - 0.4%
Software - 0.4%
83,548	Sailpoint Technologies Holdings Inc.*	5,300,285
	TOTAL COMMON STOCKS
	(Cost - $313,614,980)	310,232,301
OPEN-END FUNDS - 19.1%
18,552,683	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	212,057,162
1,682,086	Palm Valley Capital Fund	20,437,342
	TOTAL OPEN-END FUNDS
	(Cost - $234,334,536)	232,494,504

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 1.2%
COMMUNICATIONS - 0.7%
Telecommunications - 0.7%
	Telephone & Data Systems Inc.:
340,475	6.000%(d)(e)	$7,197,641
77,001	6.625%(e)	1,828,774
	Total Telecommunications	9,026,415
	TOTAL COMMUNICATIONS	9,026,415
CONSUMER CYCLICAL - 0.5%
Retail - 0.5%
87,341	Qurate Retail Inc., 8.000%(d)	5,921,720

	TOTAL PREFERRED STOCKS
	(Cost - $19,175,054)	14,948,135
WARRANTS - 0.1%
DIVERSIFIED - 0.1%
SPACs - 0.1%
183,263	Class Acceleration Corp., due 03/31/28, Strike Price $11.50*(h)	20,397
179,620	Corazon Capital V838 Monoceros Corp., due 12/31/28, Strike Price $11.50*(h)	20,297
39,205	Deep Lake Capital Acquisition Corp., due 12/31/27, Strike Price $11.50*(h)	4,795
330,676	EJF Acquisition Corp., due 02/28/27, Strike Price $11.50*(h)	125,690
88,320	EQRX Inc., due 12/20/26, Strike Price $11.50*(h)	90,086
556,875	First Light Acquisition Group Inc., due 10/07/23, Strike Price $11.50*(h)	111,375
183,154	FTAC Zeus Acquisition Corp., due 12/31/27, Strike Price $11.50*(h)	38,462
131,807	Inspirato Inc., due 02/11/27, Strike Price $11.50*(h)	126,983
468,723	Jack Creek Investment Corp., due 12/31/27, Strike Price $11.50*(h)	58,590
244,085	L&F Acquisition Corp., due 05/23/27, Strike Price $11.50*(h)	73,201
117,449	Live Oak Mobility Acquisition Corp., due 03/04/28, Strike Price $11.50*(h)	38,758
185,925	Logistics Innovation Technologies Corp., due 06/15/28, Strike Price $11.50*(h)	31,607
154,180	Longview Acquisition Corp. II, due 05/10/26, Strike Price $11.50*(h)	27,598
885,501	Omnichannel Acquisition Corp., due 12/30/27, Strike Price $11.50*(h)	620
491,405	Screaming Eagle Acquisition Corp., due 12/15/27, Strike Price $11.50*(h)	176,906
232,452	Senior Connect Acquisition Corp. I, due 12/31/27, Strike Price $11.50*(h)	21,595
77,310	SomaLogic Inc., due 08/31/26, Strike Price $11.50*(g)(h)	72,671
219,657	Tekkorp Digital Acquisition Corp., due 10/26/27, Strike Price $11.50*(h)	34,047
109,876	Tishman Speyer Innovation Corp. II, due 12/31/27, Strike Price $11.50*(h)	18,679
23,299	X4 Pharmaceuticals Inc., due 04/12/24, Strike Price $13.20*	1,212
77,446	Z-Work Acquisition Corp., due 01/04/26, Strike Price $11.50*(h)	13,940
	Total SPACs	1,107,509
	TOTAL DIVERSIFIED	1,107,509
	TOTAL WARRANTS
	(Cost - $4,378,632)	1,107,509

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.1%
Equity Option - 0.1%
2,872	$11,579,904	Kohl's Corp., Call, $52.50, expires 7/15/22, Counterparty: CS	347,512

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS - 0.1% - (continued)
Equity Option - (continued)
2,567	$10,350,144	Kohl's Corp., Call, $50.00, expires 7/15/22, Counterparty: CS	$405,586
		TOTAL PURCHASED OPTIONS
		(Cost - $1,644,469)	753,098

Notional Amounts

PURCHASED SWAPTION - 0.7%
Interest Rate Swaption - 0.7%
$90,000,000		10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, $2.25%, expires 5/22/23, Counterparty: MSCS	6,524,671
50,000,000		SOFR Index, 2.25%, Put, $2.25%, expires 3/6/23, Counterparty: GSC	2,457,814
		TOTAL PURCHASED SWAPTION
		(Cost - $2,769,500)	8,982,485
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,150,996,561)	1,121,515,854

Face Amount

SHORT-TERM INVESTMENTS - 8.0%
TIME DEPOSITS - 8.0%
$73,724,830		Barclays Bank PLC - London, 0.400% due 6/1/22	73,724,830
20,582,836		Royal Bank of Canada - Toronto, 0.400% due 6/1/22	20,582,836
3,460,034		Sumitomo Mitsui Banking Corp. - Tokyo, 0.400% due 6/1/22	3,460,034
		TOTAL TIME DEPOSITS
		(Cost - $97,767,700)	97,767,700

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
8,128,452		Federated Government Obligations Fund, Premier Class, 0.694%(i)
		(Cost - $8,128,452)	8,128,452
		TOTAL INVESTMENTS - 100.7%
		(Cost - $1,256,892,713)	1,227,412,006
		Liabilities in Excess of Other Assets – (0.7)%	(7,718,064)
		TOTAL NET ASSETS - 100.0%	$1,219,693,942

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2022.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $362,633,067 and represents 29.73% of net assets.
(c)	Interest only security.
(d)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	All or a portion of this security is on loan.
(h)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2022, amounts to $47,073,414 and represents 3.86% of net assets.
(i)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 6.706% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	$2,461,077	$544,845	0.04%
Series 2016-C01, Class 1B, 12.756% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	236,453	578,645	0.05%
Series 2016-C01, Class 1M2, 7.756% (1-Month USD-LIBOR + 6.750%) due 8/25/28	4/14/2020	3,699,038	1,530,578	0.13%
Series 2016-C02, Class 1B, 13.256% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	1,462,347	0.12%
Series 2016-C03, Class 2M2, 6.906% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	4,756,965	0.39%
Series 2017-C01, Class 1B1, 6.756% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	4,911,722	0.40%
Series 2017-C02, Class 2B1, 6.506% (1-Month USD-LIBOR + 5.500%) due 9/25/29	2/22/2022	7,278,633	7,143,624	0.59%
Series 2017-C02, Class 2M2C, 4.656% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	6,010,042	0.49%
Series 2017-C03, Class 1B1, 5.856% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,276,107	0.60%
Series 2018-C03, Class 1B1, 4.756% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	6,768,271	0.55%
Series 2018-C05, Class 1B1, 5.256% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,566,215	0.54%
Series 2018-C06, Class 1B1, 4.756% (1-Month USD-LIBOR + 3.750%) due 3/25/31	6/29/2021	3,490,313	5,069,591	0.42%
FNMA Connecticut Avenue Securities:
Series 2016-C03, Class 1B, 12.756% (1-Month USD-LIBOR + 11.750%) due 10/25/28	4/27/2022	1,075,955	530,144	0.04%
Series 2016-C04, Class 1B, 11.256% (1-Month USD-LIBOR + 10.250%) due 1/25/29	4/13/2022	1,355,446	1,308,788	0.11%
Series 2016-C06, Class 1B, 10.256% (1-Month USD-LIBOR + 9.250%) due 4/25/29	3/11/2022	2,850,909	4,038,819	0.33%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class B, 10.356% (1-Month USD-LIBOR + 9.350%) due 4/25/28	10/29/2021	3,045,125	5,077,866	0.42%
Series 2016-DNA4, Class B, 9.606% (1-Month USD-LIBOR + 8.600%) due 3/25/29	3/11/2022	1,105,244	1,060,661	0.09%
Series 2016-HQA3, Class B, 10.006% (1-Month USD-LIBOR + 9.000%) due 3/25/29	1/27/2022	2,131,393	2,016,988	0.17%
Series 2017-HQA3, Class B1, 5.456% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,337,968	0.36%
First Light Acquisition Group Inc., Class A Shares	9/10/2021	10,803,976	11,026,125	0.90%
First Light Acquisition Group Inc., Founder Shares, Private Placement	9/10/2021	306	-	0.00%*
			$82,016,311	6.74%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
SPDR	—	Standard & Poor's Depository Receipts

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	27.3%
Common Stocks	25.3
Open-End Funds	18.9
Corporate Bonds & Notes	9.3
Asset-Backed Securities	8.3
Preferred Stocks	1.2
Senior Loan	0.2
Warrants	0.1
Exchange Traded Fund (ETF)	0.0 *
Purchased Options	0.1
Purchased Swaptions	0.7
Short-Term Investments	7.9
Money Market Fund	0.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedule of Options Contracts Written
Swaption Contracts Written

Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
$90,000,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR	MSCS	5/22/23	$3.25	$(2,122,167)
50,000,000	SOFR Index	GSC	3/6/23	$3.25	(629,349)
	TOTAL SWAPTION CONTRACTS WRITTEN
	(Premiums received — $120,000)				$(2,751,516)

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,567	$10,350,144	Kohl's Corp.	CS	7/15/22	$57.50	$(97,546)
2,872	11,579,904	Kohl's Corp.	CS	7/15/22	$60.00	(63,184)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $534,621)				$(160,730)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized (Depreciation)
USD	$13,783,771	1/23/23	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$(848,469)

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

* GSCBGDEN Basket consists of a portfolio of:

Churchill Downs Inc.	21%
Boyd Gaming Corp.	19%
Penn National Gaming Inc.	17%
Red Rock Resorts Inc.	16%
Wynn Resorts Ltd.	15%
Caesars Entertainment Inc.	12%
100%

At May 31, 2022, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 5/31/22(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	5.071%	USD	10,000,000	$75,469	$405,000	$(329,531)
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.013%	USD	100,000,000	750,081	1,440,000	(689,919)
CDX.NA.IG.31	1.000%	12/20/23	3-Month	GSC	1.089%	USD	10,000,000	6,316	(750,000)	756,316
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	2.520%	USD	10,000,000	(488,658)	(905,000)	416,342
CDX.NA.IG.37	1.000%	12/20/26	3-Month	MSCS	3.545%	USD	40,000,000	(4,130,298)	(2,360,000)	(1,770,298)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	3.545%	USD	10,000,000	(1,032,574)	(735,000)	(297,574)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	3.545%	USD	10,000,000	(1,032,852)	(776,000)	(256,852)
								$(5,852,516)	$(3,681,000)	$(2,171,516)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Counterparty Abbreviations used in this schedule:
CS	—	Credit Suisse
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 10.1%
CORPORATE BONDS & NOTES - 1.0%
Consumer Cyclical - 0.6%
$8,286,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	$7,588,029
Financial - 0.4%
5,289,000	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	4,644,482
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $12,514,811)	12,232,511
Shares/Units

EXCHANGE TRADED FUNDS (ETFs) - 9.0%
98,101	Global X US Infrastructure Development	2,533,949
209,480	iShares Russell 2000, Class Common Shares	38,818,739
25,291	iShares S&P Mid-Capital 400 Value	2,639,369
496,721	SPDR S&P Biotech*	34,164,470
494,221	SPDR S&P Regional Banking	31,763,583
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $153,753,507)	109,920,110
COMMON STOCK - 0.1%
COMMUNICATIONS - 0.1%
Internet - 0.1%
20,443	Twitter Inc.* (Proceeds - $948,069)	809,543
	TOTAL SECURITIES SOLD SHORT - 10.1%
	(Proceeds - $167,216,387)	$122,962,164

*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2022, amounts to $12,232,511 and represents 1.00% of net assets.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
BASIC MATERIALS - 2.2%
Chemicals - 1.7%
608	Albemarle Corp.	$158,335
1,359	Eastman Chemical Co.	149,707
2,745	Huntsman Corp.	99,506
2,342	Linde PLC	760,401
2,192	LyondellBasell Industries NV, Class A Shares	250,436
791	Nutrien Ltd.	76,877
442	Olin Corp.	29,079
1,728	RPM International Inc.	152,237
1,215	Sherwin-Williams Co.	325,669
	Total Chemicals	2,002,247
Forest Products & Paper - 0.1%
3,007	International Paper Co.	145,689

Iron/Steel - 0.1%
927	Steel Dynamics Inc.	79,147
1,732	Vale SA, ADR	31,263
	Total Iron/Steel	110,410
Mining - 0.3%
1,743	Barrick Gold Corp.	35,714
5,781	Freeport-McMoRan Inc.	225,922
651	Rio Tinto PLC, ADR	47,809
396	Southern Copper Corp.	24,465
	Total Mining	333,910
	TOTAL BASIC MATERIALS	2,592,256
COMMUNICATIONS - 13.3%
Internet - 9.2%
395	Alphabet Inc., Class A Shares*(a)	898,720
1,526	Alphabet Inc., Class C Shares*(a)	3,480,470
1,439	Amazon.com Inc.*(a)	3,459,630
171	Booking Holdings Inc.*	383,649
2,455	eBay Inc.	119,485
552	Lyft Inc., Class A Shares*	9,759
1,044	Match Group Inc.*	82,246
22	MercadoLibre Inc.*	17,289
7,739	Meta Platforms Inc., Class A Shares*(a)	1,498,580
1,603	Netflix Inc.*(a)	316,496
110	Palo Alto Networks Inc.*	55,306
117	Roku Inc., Class A Shares*	11,103
42	Shopify Inc., Class A Shares*	15,755
2,929	Twitter Inc.*	115,988
1,097	Uber Technologies Inc.*	25,450
895	VeriSign Inc.*	156,222
	Total Internet	10,646,148
Media - 1.9%
11	Cable One Inc.	14,334
16,781	Comcast Corp., Class A Shares	743,063
374	FactSet Research Systems Inc.	142,786
2,862	Fox Corp., Class A Shares	101,630
490	Liberty Broadband Corp., Class C Shares*	61,333
385	New York Times Co., Class A Shares	13,279
2,361	Paramount Global, Class B Shares	81,053

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
COMMUNICATIONS - 13.3% - (continued)
Media - 1.9% - (continued)
11,752	Sirius XM Holdings Inc.	$75,213
6,765	Walt Disney Co.*(a)	747,127
6,655	Warner Bros. Discovery Inc.*	122,785
	Total Media	2,102,603
Telecommunications - 2.2%
27,511	AT&T Inc.	585,709
1,390	Ciena Corp.*	70,640
18,567	Cisco Systems Inc.(a)	836,443
3,474	Telefonaktiebolaget LM Ericsson, ADR	28,070
18,852	Verizon Communications Inc.(a)	966,919
3,532	Vodafone Group PLC, ADR	58,773
	Total Telecommunications	2,546,554
	TOTAL COMMUNICATIONS	15,295,305
CONSUMER CYCLICAL - 9.1%
Airlines - 0.3%
7,522	Delta Air Lines Inc.*	313,592

Apparel - 0.5%
491	Capri Holdings Ltd.*	23,931
114	Deckers Outdoor Corp.*	30,616
5,075	NIKE Inc., Class B Shares	603,164
524	Skechers USA Inc., Class A Shares*	20,646
	Total Apparel	678,357
Auto Manufacturers - 2.0%
17,242	Ford Motor Co.	235,870
2,730	Tesla Inc.*(a)	2,070,050
	Total Auto Manufacturers	2,305,920
Auto Parts & Equipment - 0.1%
246	Autoliv Inc.	19,700
974	Gentex Corp.	30,272
254	Goodyear Tire & Rubber Co.*	3,282
494	Lear Corp.	69,634
172	Magna International Inc.	11,166
	Total Auto Parts & Equipment	134,054
Distribution/Wholesale - 0.2%
485	WW Grainger Inc.	236,229

Entertainment - 0.1%
444	DraftKings Inc., Class A Shares*	6,016
198	Light & Wonder Inc.*	10,454
243	Vail Resorts Inc.	61,287
	Total Entertainment	77,757
Food Service - 0.1%
3,436	Aramark	118,439

Home Builders - 0.3%
3,469	DR Horton Inc.	260,695
2,102	Toll Brothers Inc.	106,088
	Total Home Builders	366,783
Home Furnishings - 0.0%
764	Leggett & Platt Inc.	29,926
209	Sony Group Corp., ADR	19,661
	Total Home Furnishings	49,587
Leisure Time - 0.2%
204	Brunswick Corp.	15,347
4,498	Carnival Corp.*	62,432

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
CONSUMER CYCLICAL - 9.1% - (continued)
Leisure Time - 0.2% - (continued)
1,589	Harley-Davidson Inc.	$55,901
223	Planet Fitness Inc., Class A Shares*	15,692
52	Polaris Inc.	5,541
	Total Leisure Time	154,913
Lodging - 0.1%
1,943	Las Vegas Sands Corp.*	68,899

Retail - 5.2%
183	Burlington Stores Inc.*	30,799
1,916	Costco Wholesale Corp.	893,277
192	Dick's Sporting Goods Inc.	15,596
277	Five Below Inc.*	36,173
518	Foot Locker Inc.	17,084
3,843	Home Depot Inc.(a)	1,163,468
568	Kohl's Corp.	22,902
2,983	Lowe's Cos., Inc.	582,580
211	Lululemon Athletica Inc.*	61,758
3,262	McDonald's Corp.	822,709
416	O'Reilly Automotive Inc.*	265,063
1,235	Restaurant Brands International Inc.	64,850
4,598	Starbucks Corp.	360,943
2,287	Target Corp.	370,220
5,351	TJX Cos., Inc.	340,163
6,402	Walmart Inc.(a)	823,489
241	Williams-Sonoma Inc.	30,829
1,035	Yum China Holdings Inc.	47,051
	Total Retail	5,948,954
	TOTAL CONSUMER CYCLICAL	10,453,484
CONSUMER NON-CYCLICAL - 19.6%
Agriculture - 0.2%
4,151	British American Tobacco PLC, ADR	183,640
656	Bunge Ltd.	77,618
	Total Agriculture	261,258
Beverages - 1.4%
4,153	Brown-Forman Corp., Class B Shares	274,596
2,119	Constellation Brands Inc., Class A Shares	520,151
9,202	Keurig Dr Pepper Inc.	319,677
2,726	Molson Coors Beverage Co., Class B Shares	152,220
3,798	Monster Beverage Corp.*	338,478
	Total Beverages	1,605,122
Biotechnology - 1.3%
185	Alnylam Pharmaceuticals Inc.*	23,273
2,426	Amgen Inc.	622,851
624	Biogen Inc.*	124,800
435	BioMarin Pharmaceutical Inc.*	32,682
625	Illumina Inc.*	149,675
1,089	Moderna Inc.*	158,264
402	Regeneron Pharmaceuticals Inc.*	267,225
345	Seagen Inc.*	46,810
182	United Therapeutics Corp.*	41,922
	Total Biotechnology	1,467,502
Commercial Services - 1.2%
344	Block Inc., Class A Shares*	30,103
509	Booz Allen Hamilton Holding Corp., Class A Shares	43,703

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
CONSUMER NON-CYCLICAL - 19.6% - (continued)
Commercial Services - 1.2% - (continued)
1,204	CoStar Group Inc.*	$73,372
1,171	Global Payments Inc.	153,448
99	Herc Holdings Inc.	11,605
4,960	Nielsen Holdings PLC	126,778
4,470	PayPal Holdings Inc.*	380,889
1,497	S&P Global Inc.	523,172
1,633	TransUnion	141,761
	Total Commercial Services	1,484,831
Food - 1.4%
3,582	Campbell Soup Co.	171,614
6,470	Hormel Foods Corp.	314,895
2,133	JM Smucker Co.	267,414
6,930	Kellogg Co.	483,298
3,714	McCormick & Co., Inc.	344,362
737	US Foods Holding Corp.*	24,409
	Total Food	1,605,992
Healthcare-Products - 3.7%
7,531	Abbott Laboratories	884,591
1,428	Alcon Inc.	106,714
344	Align Technology Inc.*	95,508
2,313	Avantor Inc.*	74,108
2,726	Danaher Corp.	719,173
348	Exact Sciences Corp.*	17,334
190	Insulet Corp.*	40,561
1,594	Intuitive Surgical Inc.*	362,858
6,272	Medtronic PLC	628,141
1,624	Thermo Fisher Scientific Inc.	921,734
574	Waters Corp.*	188,243
1,555	Zimmer Biomet Holdings Inc.	186,927
155	Zimvie Inc.*	3,374
	Total Healthcare-Products	4,229,266
Healthcare-Services - 2.2%
1,141	Anthem Inc.	581,465
333	Charles River Laboratories International Inc.*	77,949
196	ICON PLC*	43,863
228	Molina Healthcare Inc.*	66,170
3,453	UnitedHealth Group Inc.(a)	1,715,381
	Total Healthcare-Services	2,484,828
Household Products/Wares - 1.3%
5,115	Church & Dwight Co., Inc.	460,657
1,571	Clorox Co.	228,361
5,493	Kimberly-Clark Corp.	730,679
1,171	Spectrum Brands Holdings Inc.	102,743
	Total Household Products/Wares	1,522,440
Pharmaceuticals - 6.9%
6,741	AbbVie Inc.	993,421
1,231	AmerisourceBergen Corp.	190,546
1,633	AstraZeneca PLC, ADR	108,562
1,507	Becton Dickinson & Co.	385,491
1,424	Cigna Corp.	382,045
5,840	CVS Health Corp.	565,020
445	DexCom Inc.*	132,583
3,021	Eli Lilly & Co.	946,902
301	Embecta Corp.*	7,459

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
CONSUMER NON-CYCLICAL - 19.6% - (continued)
Pharmaceuticals - 6.9% - (continued)
2,230	Herbalife Nutrition Ltd.*	$48,592
238	Jazz Pharmaceuticals PLC*	35,624
9,798	Johnson & Johnson(a)	1,759,035
849	McKesson Corp.	279,058
9,836	Merck & Co., Inc.	905,207
756	Novartis AG, ADR	68,751
355	Perrigo Co. PLC	14,150
20,475	Pfizer Inc.(a)	1,085,994
2,538	Teva Pharmaceutical Industries Ltd., ADR*	23,096
	Total Pharmaceuticals	7,931,536
	TOTAL CONSUMER NON-CYCLICAL	22,592,775
ENERGY - 4.7%
Energy-Alternate Sources - 0.1%
561	Enphase Energy Inc.*	104,453

Oil & Gas - 3.9%
1,669	Canadian Natural Resources Ltd.	110,705
4,528	Cenovus Energy Inc.	104,914
7,697	Chevron Corp.	1,344,358
808	Continental Resources Inc.	55,000
3,330	EOG Resources Inc.	456,077
17,153	Exxon Mobil Corp.(a)	1,646,688
227	HF Sinclair Corp.	11,146
4,304	Occidental Petroleum Corp.	298,310
1,430	Ovintiv Inc.	80,066
2,669	Phillips 66	269,062
629	Range Resources Corp.*	21,354
2,703	Suncor Energy Inc.	109,147
	Total Oil & Gas	4,506,827
Oil & Gas Services - 0.4%
1,770	NOV Inc.	35,400
9,430	Schlumberger NV	433,403
	Total Oil & Gas Services	468,803
Pipelines - 0.3%
778	Cheniere Energy Inc.	106,407
1,370	Enbridge Inc.	63,225
1,562	Targa Resources Corp.	112,495
951	TC Energy Corp.	55,006
	Total Pipelines	337,133
	TOTAL ENERGY	5,417,216
FINANCIAL - 15.1%
Banks - 4.5%
7,667	Banco Bradesco SA, ADR	32,585
26,562	Bank of America Corp.(a)	988,106
497	Bank of Montreal	54,118
404	Canadian Imperial Bank of Commerce	22,228
7,122	Citigroup Inc.	380,386
630	Cullen/Frost Bankers Inc.	78,737
1,227	East West Bancorp Inc.	90,234
5,352	First Horizon Corp.	122,186
1,696	Goldman Sachs Group Inc.	554,338
2,157	ICICI Bank Ltd., ADR	41,522
7,225	Itau Unibanco Holding SA, ADR	39,593
10,587	JPMorgan Chase & Co.(a)	1,399,919

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
FINANCIAL - 15.1% - (continued)
Banks - 4.5% - (continued)
945	M&T Bank Corp.	$170,072
6,248	Morgan Stanley	538,203
332	Signature Bank	71,802
15,263	Wells Fargo & Co.	698,588
	Total Banks	5,282,617
Diversified Financial Services - 3.4%
2,946	American Express Co.	497,344
940	Ameriprise Financial Inc.	259,694
6,145	Charles Schwab Corp.	430,765
28	Credit Acceptance Corp.*	16,669
322	Evercore Inc., Class A Shares	36,772
1,682	Jefferies Financial Group Inc.	55,540
3,070	Mastercard Inc., Class A Shares(a)	1,098,661
1,519	Nasdaq Inc.	235,840
6,032	Visa Inc., Class A Shares(a)	1,279,809
536	XP Inc., Class A Shares*	12,119
	Total Diversified Financial Services	3,923,213
Equity Real Estate Investment Trusts (REITs) - 2.7%
4,374	American Homes 4 Rent, Class A Shares	161,663
9,925	Annaly Capital Management Inc.	65,604
1,912	AvalonBay Communities Inc.	397,620
1,388	Camden Property Trust	199,164
2,008	CubeSmart	89,416
2,433	Equity LifeStyle Properties Inc.	184,178
4,192	Equity Residential	322,071
2,612	Healthcare Realty Trust Inc.	75,931
7,269	Invitation Homes Inc.	274,187
3,811	Medical Properties Trust Inc.	70,808
1,701	Mid-America Apartment Communities Inc.	307,881
148	Orion Office REIT Inc.	1,973
5,458	Realty Income Corp.	372,345
987	Sun Communities Inc.	161,996
3,257	VICI Properties Inc.	100,478
2,837	WP Carey Inc.	238,705
	Total Equity Real Estate Investment Trusts (REITs)	3,024,020
Insurance - 4.2%
7,007	Aflac Inc.	424,414
1,155	Aon PLC, Class A Shares	318,399
3,529	Arch Capital Group Ltd.*	167,486
2,310	Arthur J Gallagher & Co.	374,081
1,310	Assurant Inc.	231,464
7,239	Berkshire Hathaway Inc., Class B Shares*	2,287,379
4,252	Brown & Brown Inc.	252,441
2,124	Fidelity National Financial Inc.	89,845
5,545	Manulife Financial Corp.	102,749
116	Markel Corp.*	158,854
187	RenaissanceRe Holdings Ltd.	28,708
2,111	Unum Group	76,946
249	Voya Financial Inc.	17,084
4,296	WR Berkley Corp.	305,575
	Total Insurance	4,835,425
Private Equity - 0.3%
574	Blackstone Inc.	67,611
1,814	Brookfield Asset Management Inc., Class A Shares	91,788

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
FINANCIAL - 15.1% - (continued)
Private Equity - 0.3% - (continued)
1,435	KKR & Co., Inc.	$78,652
	Total Private Equity	238,051
Real Estate - 0.0%
161	Jones Lang LaSalle Inc.*	31,769

Savings & Loans - 0.0%
2,951	New York Community Bancorp Inc.	29,451
	TOTAL FINANCIAL	17,364,546
INDUSTRIAL - 7.7%
Aerospace/Defense - 1.0%
2,656	Boeing Co.*	348,998
2,913	General Dynamics Corp.	655,163
1,165	HEICO Corp.	166,653
	Total Aerospace/Defense	1,170,814
Building Materials - 0.3%
315	Lennox International Inc.	65,804
249	Louisiana-Pacific Corp.	17,196
762	Martin Marietta Materials Inc.	258,608
	Total Building Materials	341,608
Electrical Components & Equipment - 0.3%
75	Acuity Brands Inc.	13,127
2,267	AMETEK Inc.	275,372
321	Generac Holdings Inc.*	79,313
	Total Electrical Components & Equipment	367,812
Electronics - 0.7%
6,396	Amphenol Corp., Class A Shares	453,221
1,872	Sensata Technologies Holding PLC	89,912
2,637	Trimble Inc.*	179,448
	Total Electronics	722,581
Engineering & Construction - 0.0%
694	AECOM	48,476

Environmental Control - 0.6%
3,142	Republic Services Inc.	420,525
1,894	Waste Connections Inc.	241,561
	Total Environmental Control	662,086
Hand/Machine Tools - 0.1%
880	Lincoln Electric Holdings Inc.	119,522

Machinery-Construction & Mining - 0.5%
1,347	BWX Technologies Inc.	68,966
2,242	Caterpillar Inc.	483,936
	Total Machinery-Construction & Mining	552,902
Machinery-Diversified - 1.1%
227	AGCO Corp.	29,086
477	Cognex Corp.	23,096
1,077	Deere & Co.	385,329
1,733	Dover Corp.	232,066
220	Enovis Corp.*	14,595
220	ESAB Corp.*	11,000
1,956	Graco Inc.	123,815
979	IDEX Corp.	187,527
185	Nordson Corp.	40,308
934	Rockwell Automation Inc.	199,129

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
INDUSTRIAL - 7.7% - (continued)
Machinery-Diversified - 1.1% - (continued)
1,686	Xylem Inc.	$142,046
	Total Machinery-Diversified	1,387,997
Miscellaneous Manufacturers - 1.1%
4,084	3M Co.	609,700
598	Carlisle Cos., Inc.	152,149
5,084	General Electric Co.	398,026
2,842	Textron Inc.	185,554
	Total Miscellaneous Manufacturers	1,345,429
Packaging & Containers - 0.3%
617	Crown Holdings Inc.	64,439
906	Packaging Corp. of America	142,496
2,521	Sonoco Products Co.	147,403
	Total Packaging & Containers	354,338
Shipbuilding - 0.2%
903	Huntington Ingalls Industries Inc.	190,045

Transportation - 1.5%
530	Canadian National Railway Co.	60,303
1,121	Canadian Pacific Railway Ltd.	80,084
772	Old Dominion Freight Line Inc.	199,361
3,018	Union Pacific Corp.	663,296
3,220	United Parcel Service Inc., Class B Shares	586,845
283	XPO Logistics Inc.*	15,124
	Total Transportation	1,605,013
	TOTAL INDUSTRIAL	8,868,623
TECHNOLOGY - 22.3%
Computers - 8.1%
2,735	Accenture PLC, Class A Shares	816,288
51,287	Apple Inc.(a)	7,633,557
484	Check Point Software Technologies Ltd.*	60,539
2,121	Dell Technologies Inc., Class C Shares	105,923
301	EPAM Systems Inc.*	101,895
3,969	International Business Machines Corp.	551,056
138	Kyndryl Holdings Inc.*	1,703
	Total Computers	9,270,961
Semiconductors - 5.4%
6,328	Advanced Micro Devices Inc.*	644,570
3,920	Applied Materials Inc.	459,777
96	ASML Holding NV, Class NY Registered Shares	55,324
1,652	Broadcom Inc.(a)	958,375
285	Cirrus Logic Inc.*	23,239
688	Entegris Inc.	76,340
15,841	Intel Corp.	703,657
590	Lam Research Corp.	306,818
940	Marvell Technology Inc.	55,601
4,797	Micron Technology Inc.	354,210
8,608	NVIDIA Corp.(a)	1,607,286
1,421	NXP Semiconductors NV	269,649
994	ON Semiconductor Corp.*	60,316
4,322	QUALCOMM Inc.	618,997
158	Silicon Laboratories Inc.*	23,567
560	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,368
	Total Semiconductors	6,271,094

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 96.9% - (continued)
TECHNOLOGY - 22.3% - (continued)
Software - 8.8%
1,967	Activision Blizzard Inc.	$153,190
1,803	Adobe Inc.*(a)	750,913
266	Black Knight Inc.*	18,064
2,441	Fidelity National Information Services Inc.	255,085
1,205	Intuit Inc.	499,424
24,837	Microsoft Corp.(a)	6,752,435
6,025	Oracle Corp.	433,318
3,671	Salesforce inc.*(a)	588,241
474	SAP SE, ADR	47,324
834	ServiceNow Inc.*	389,870
920	SS&C Technologies Holdings Inc.	58,871
231	Twilio Inc., Class A Shares*	24,294
346	Veeva Systems Inc., Class A Shares*	58,910
350	VMware Inc., Class A Shares	44,835
373	Workday Inc., Class A Shares*	58,300
167	Zoom Video Communications Inc., Class A Shares*	17,944
	Total Software	10,151,018
	TOTAL TECHNOLOGY	25,693,073
UTILITIES - 2.9%
Electric - 2.8%
6,172	Alliant Energy Corp.	393,897
5,237	Ameren Corp.	498,510
6,849	American Electric Power Co., Inc.	698,804
4,461	Consolidated Edison Inc.	442,799
3,756	DTE Energy Co.	498,459
9,929	PPL Corp.	299,657
5,600	Xcel Energy Inc.	421,904
	Total Electric	3,254,030
Water - 0.1%
3,490	Essential Utilities Inc.	161,447
	TOTAL UTILITIES	3,415,477
	TOTAL COMMON STOCKS
	(Cost - $122,687,634)	111,692,755

Number of Contracts	Notional Amount

PURCHASED OPTIONS - 3.5%
Index Option - 3.5%
89	36,776,135	S&P 500 Index Options, Put, 4,340.00, expires 6/30/22	2,101,290
90	37,189,350	S&P 500 Index Options, Put, 3,925.00, expires 7/29/22	796,500
89	36,776,135	S&P 500 Index Options, Put, 3,950.00, expires 8/31/22	1,157,890
		TOTAL PURCHASED OPTIONS
		(Cost - $3,438,670)	4,055,680
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $126,126,304)	115,748,435

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 0.9%
TIME DEPOSIT - 0.9%
$1,048,713	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.400% due 6/1/22
	(Cost - $1,048,713)	$1,048,713
	TOTAL INVESTMENTS - 101.3%
	(Cost - $127,175,017)	116,797,148
	Liabilities in Excess of Other Assets - (1.3)%	(1,554,730)
	TOTAL NET ASSETS - 100.0%	$115,242,418

*    Non-income producing security.
(a)  All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	22.0%
Consumer Non-cyclical	19.3
Financial	14.9
Communications	13.1
Consumer Cyclical	9.0
Industrial	7.6
Energy	4.6
Utilities	2.9
Basic Materials	2.2
Purchased Options	3.5
Short-Term Investments	0.9
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2022 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
89	36,776,135	S&P 500 Index Options	MSC	6/30/22	$3,650.00	$(121,040)
45	18,594,675	S&P 500 Index Options	MSC	6/30/22	4,725.00	(3,038)
90	37,189,350	S&P 500 Index Options	MSC	7/29/22	3,300.00	(130,500)
45	18,594,675	S&P 500 Index Options	MSC	7/29/22	4,350.00	(262,125)
89	36,776,135	S&P 500 Index Options	MSC	8/31/22	3,325.00	(279,905)
45	18,594,675	S&P 500 Index Options	MSC	8/31/22	4,350.00	(399,150)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $2,163,753)				$(1,195,758)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2022 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks	$4,673,549,707	$4,666,659,394	$–	$6,890,313
Preferred Stocks	12,669,204	–	–	12,669,204
Short-Term Investments:
Time Deposits	61,996,190	–	61,996,190	–
Money Market Fund	11,076,223	11,076,223	–	–
Total Investments, at value	$4,759,291,324	$4,677,735,617	$61,996,190	$19,559,517
Other Financial Instruments - Liabilities
Futures Contract	$(38,024)	$(38,024)	$–	$–
Total Other Financial Instruments - Liabilities	$(38,024)	$(38,024)	$–	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,149,836,371	$1,149,836,371	$–	$–
Exchange Traded Funds (ETFs)	9,562,639	9,562,639	–	–
Warrant	40,082	40,082	–	–
Short-Term Investments:
Time Deposits	36,032,447	–	36,032,447	–
Money Market Fund	30,160,818	30,160,818	–	–
Total Investments, at value	$1,225,632,357	$1,189,599,910	$36,032,447	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$15,123,482	$1,507,220	$13,616,262	$–
Austria	683,523	–	683,523	–
Bermuda	1,886,172	–	1,886,172	–
Brazil	36,142,642	7,955,125	28,187,517	–
Canada	91,888,031	11,512,624	80,375,407	–
China	141,752,437	42,127,621	99,624,816	–
Colombia	14,702,544	14,702,544	–	–
Cyprus	3	–	–	3
Denmark	18,134,904	–	18,134,904	–
Finland	5,259,020	–	5,259,020	–
France	203,413,933	–	203,413,933	–
Germany	150,653,506	–	150,653,506	–
Greece	3,065,967	–	3,065,967	–
Hong Kong	86,926,672	–	86,926,672	–
India	127,233,150	–	127,233,150	–
Indonesia	33,149,344	–	33,149,344	–
Ireland	29,939,459	7,814,806	22,124,653	–
Israel	6,747,812	1,390,841	5,356,971	–
Italy	29,877,131	1,741,435	28,135,696	–
Japan	332,886,540	–	332,886,540	–
Jersey, Channel Islands	8,678,105	–	8,678,105	–
Luxembourg	4,797,662	2,404,881	2,392,781	–
Malaysia	1,803,433	–	1,803,433	–
Mexico	32,349,674	–	32,349,674	–
Netherlands	90,597,585	1,504,987	89,092,598	–
Norway	6,057,461	–	6,057,461	–
Peru	3,139,599	3,139,599	–	–
Philippines	7,813,158	–	7,813,158	–
Poland	6,824,611	–	6,824,611	–
Portugal	10,375,728	–	10,375,728	–
Russia	57,501	–	–	57,501
Singapore	35,888,898	–	35,888,898	–
South Africa	5,969,225	1,924,563	4,044,662	–
South Korea	71,572,058	1,748,964	69,823,094	–
Spain	13,632,977	–	13,632,977	–
Sweden	63,474,681	451,349	63,023,332	–
Switzerland	149,675,173	–	149,675,173	–
Taiwan	69,254,458	28,382,055	40,872,403	–
Thailand	4,111,130	–	4,111,130	–
United Arab Emirates	2,976,834	–	2,976,834	–
United Kingdom	314,348,522	18,242,114	296,102,506	3,902
United States	59,435,704	58,825,409	–	610,295
Exchange Traded Fund (ETF)	80,524,255	80,524,255	–	–
Warrants	57,574	57,574	–	–
Preferred Stocks	30,559	–	–	30,559
Short-Term Investments:
Time Deposits	64,775,599	–	64,775,599	–
Money Market Fund	66,019,140	66,019,140	–	–
Total Investments, at value	$2,503,707,576	$351,977,106	$2,151,028,210	$702,260
Other Financial Instruments - Liabilites
Options Contracts Written	$(128)	$(126)	$(2)	$–
Total Other Financial Instruments - Liabilities	$(128)	$(126)	$(2)	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$20,474,171	$14,674,498	$5,799,673	$–
Communications	41,493,414	23,984,215	17,509,199	–
Consumer Cyclical	25,010,704	20,303,260	4,707,444	–
Consumer Non-cyclical	127,341,419	106,458,568	20,882,851	–
Energy	58,591,811	34,068,395	24,523,416	–
Financial	95,640,465	70,805,437	24,835,028	–
Industrial	27,549,426	17,348,497	10,200,929	–
Technology	20,264,179	14,502,023	5,762,156	–
Utilities	53,540,520	45,244,742	8,295,778	–
Exchange Traded Funds (ETFs)	27,699,361	27,699,361	–	–
Convertible Preferred Stocks	5,803,403	5,803,403	–	–
Short-Term Investments:
Equity Linked Notes	586,393	–	586,393	–
Time Deposits	10,597,249	–	10,597,249	–
Money Market Fund	5,512,320	5,512,320	–	–
Total Investments, at value	$520,104,835	$386,404,719	$133,700,116	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(5,720)	$(5,720)	$–	$–
Total Other Financial Instruments - Liabilities	$(5,720)	$(5,720)	$–	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$578,812,442	–	$578,812,442	$–
Collateralized Mortgage Obligations	500,958,887	–	500,958,887	–
Mortgage-Backed Securities	419,730,691	–	419,730,691	–
U.S. Government Agencies & Obligations	332,122,067	–	332,122,067	–
Asset-Backed Securities	206,187,491	–	206,187,491	–
Senior Loans	23,429,712	–	23,429,712	–
Sovereign Bonds	22,637,044	–	22,637,044	–
Municipal Bonds	2,953,710	–	2,953,710	–
Common Stocks:
Communications	31,354	31,354	–	–
Consumer Cyclical	27,630	27,630	–	–
Diversified	34,023	–	34,023	–
Energy	45,279	45,279	–	–
Industrial	1,948	1,948	–	–
Utilities	25	25	–	–
Right	1,043	–	1,043	–
Short-Term Investments:
Time Deposits	67,851,961	–	67,851,961	–
U.S. Government Obligation	5,405,019	–	5,405,019	–
Total Investments, at value	$2,160,230,326	$106,236	$2,160,124,090	$–
Other Financial Instruments - Assets
Futures Contracts	$627,428	$627,428	$–	$–
Total Other Financial Instruments - Assets	$627,428	$627,428	$–	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(239,709)	$(239,709)	$–	$–
Forward Sale Commitments	(17,482,786)	–	(17,482,786)	–
Total Other Financial Instruments - Liabilities	$(17,722,495)	$(239,709)	$(17,482,786)	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$13,732,027	$–	$13,732,027	$–
Communications	62,170,858	–	62,170,858	–
Consumer Cyclical	19,186,299	–	17,137,906	2,048,393
Consumer Non-cyclical	58,301,471	–	48,011,204	10,290,267
Diversified	4,530,055	–	4,530,055	–
Energy	28,097,166	–	28,097,166	–
Financial	16,082,474	–	16,082,474	–
Government	182,480	–	182,480	–
Industrial	19,569,963	–	19,569,963	–
Insurance	2,149,159	–	2,149,159	–
Media	9,579,500	–	–	9,579,500
Technology	13,569,170	–	13,569,170	–
Utilities	19,535,600	–	19,535,600	–
Senior Loans	46,910,274	–	28,818,391	18,091,883
Asset-Backed Securities	27,644,351	–	27,644,351	–
Collateralized Mortgage Obligations	19,582,771	–	19,582,771	–
U.S. Government Agencies & Obligations	10,481,795	–	10,481,795	–
Sovereign Bonds	1,811,001	–	1,811,001	–
Common Stocks:
Consumer Non-cyclical	112,487	112,487	–	–
Diversified	52,507,647	52,501,513	–	6,134
Energy	187,260	–	–	187,260
Financial	4,458	–	–	4,458
Exchange Traded Fund (ETF)	27,989,723	27,989,723	–	–
Preferred Stock	816,422	816,422	–	–
Warrants:
Diversified	295,814	269,751	–	26,063
Right	9,899	9,899	–	–
Trade Claims	9,468,300	–	–	9,468,300
Short-Term Investments:
Commercial Papers	52,110,699	–	52,110,699	–
Time Deposits	65,509,857	–	65,509,857	–
U.S. Government Obligation	1,179,277	–	1,179,277	–
Money Market Fund	4,556,215	4,556,215	–	–
Total Investments, at value	$587,864,472	$86,256,010	$451,906,204	$49,702,258
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$692	$–	$692	$–
Total Other Financial Instruments - Assets	$692	$–	$692	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(1,583,108)	$–	$(1,583,108)	$–
Total Other Financial Instruments - Liabilities	$(1,583,108)	$–	$(1,583,108)	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$1,329,117	$–	$1,329,117	$–
Bermuda	11,824,193	–	11,824,193	–
Brazil	12,070,757	–	12,070,757	–
British Virgin Islands	203,718	–	203,718	–
Canada	49,039,841	–	49,039,841	–
Cayman Islands	17,039,943	–	17,039,943	–
Chile	25,759,754	–	25,759,754	–
Colombia	16,359,122	–	16,359,122	–
Denmark	840,801	–	840,801	–
Dominican Republic	1,105,785	–	1,105,785	–
France	1,679,882	–	1,679,882	–
Germany	7,703,099	–	7,703,099	–
India	8,718,718	–	8,718,718	–
Indonesia	9,056,807	–	9,056,807	–
Italy	9,020,449	–	9,020,449	–
Jersey, Channel Islands	6,234,195	–	6,234,195	–
Luxembourg	1,764,112	–	1,764,112	–
Malaysia	12,608,814	–	12,608,814	–
Mexico	5,452,131	–	5,452,131	–
Multinational	4,798,728	–	4,798,728	–
Netherlands	10,398,417	–	10,398,417	–
Norway	6,844,019	–	6,844,019	–
Panama	3,806,896	–	3,806,896	–
Paraguay	1,921,584	–	1,921,584	–
Peru	23,725,820	–	23,725,820	–
Qatar	5,988,125	–	5,988,125	–
Saudi Arabia	1,580,692	–	1,580,692	–
Singapore	38,875,709	–	38,875,709	–
South Korea	29,019,053	–	29,019,053	–
Spain	546,546	–	546,546	–
Switzerland	2,870,132	–	2,870,132	–
Thailand	1,806,317	–	1,806,317	–
United Kingdom	7,717,374	–	7,717,374	–
United States	141,080,494	–	124,781,664	16,298,830
Sovereign Bonds	73,794,713	–	73,794,713	–
Senior Loans	46,693,995	–	29,179,271	17,514,724
Asset-Backed Securities	874,808	–	874,808	–
Common Stocks:
Canada	1,836,704	1,836,704	–	–
Cayman Islands	1,944,265	1,944,265	–	–
Hong Kong	310,119	310,119	–	–
India	296,800	296,800	–	–
Israel	1,946,760	474,062	1,472,698	–
Norway	308,800	–	–	308,800
United States	48,593,365	42,152,122	–	6,441,243
Exchange Traded Funds (ETFs)	24,850,162	24,850,162	–	–
Preferred Stocks:
Bermuda	1,887,638	1,887,638	–	–
United Kingdom	2,350,110	2,350,110	–	–
United States	13,739,173	13,302,923	436,250	–
Warrants:
Bermuda	– *	–	–	–	*
Brazil	– *	–	–	–	*
Israel	– *	–	–	–	*
United Kingdom	14,857	14,857	–	–
United States	161,784	161,784	–	–
Convertible Preferred Stock	141,181	141,181	–	–
Trade Claims	8,963,100	–	–	8,963,100
Purchased Options	366,796	366,796	–	–
Short-Term Investments:
Time Deposits	58,467,258	–	58,467,258	–
Money Market Fund	942,275	942,275	–	–
Total Investments, at value	$767,275,807	$91,031,798	$626,717,312	$49,526,697
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$13,420	$–	$13,420	$–
Total Other Financial Instruments - Assets	$13,420	$–	$13,420	$–
Other Financial Instruments - Liabilites
Options Contracts Written	$(947,338)	$(947,338)	$–	$–
Forward Foreign Currency Contracts	(1,027,109)	–	(1,027,109)	–
Securities Sold Short
Corporate Bonds & Notes	$(4,504,406)	$–	$(4,504,406)	$–
Exchange Traded Funds (ETFs)	(24,850,162)	(24,850,162)	–	–
Common Stocks	(3,856,020)	(3,856,020)	–	–
Total Other Financial Instruments - Liabilities	$(35,185,035)	$(29,653,520)	$(5,531,515)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$797,932,253	$–	$797,932,253	$–
Short-Term Investments:
Municipal Bonds	33,376,775	–	33,376,775	–
Time Deposits	45,484,653	–	45,484,653	–
Total Investments, at value	$876,793,681	$–	$876,793,681	$–

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$334,512,914	–	$334,512,914	$–
Corporate Bonds & Notes	114,570,867	–	114,570,867	–
Asset-Backed Securities	101,759,628	–	101,759,628	–
Senior Loan	2,154,413	–	2,154,413	–
Common Stocks	310,232,301 *	310,232,301	– *	–
Open-End Funds	232,494,504	232,494,504	–	–
Preferred Stocks	14,948,135	14,948,135	–	–
Warrants:
Diversified	1,107,509	1,106,297	1,212	–
Purchased Options	753,098	753,098	–	–
Purchased Swaption	8,982,485	–	8,982,485	–
Short-Term Investments:
Time Deposits	97,767,700	–	97,767,700	–
Money Market Fund	8,128,452	8,128,452	–	–
Total Investments, at value	$1,227,412,006	$567,662,787	$659,749,219	$–
Other Financial Instruments - Assets
OTC Credit Default Swaps	$1,172,658	$–	$1,172,658	$–
Total Other Financial Instruments - Assets	$1,172,658	$–	$1,172,658	$–
Other Financial Instruments - Liabilities
Swaption Contracts Written	$(2,751,516)	$–	$(2,751,516)	$–
Options Contracts Written	(160,730)	(160,730)	–	–
OTC Total Return Swaps	(848,469)	–	(848,469)	–
OTC Credit Default Swaps	(3,344,174)	–	(3,344,174)	–
Securities Sold Short:
Corporate Bonds & Notes	(12,232,511)	–	(12,232,511)	–
Exchange Traded Funds (ETFs)	(109,920,110)	(109,920,110)	–	–
Common Stock	(809,543)	(809,543)	–	–
Total Other Financial Instruments - Liabilities	$(130,067,053)	$(110,890,383)	$(19,176,670)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$111,692,755	$111,692,755	$–	$–
Purchased Options	4,055,680	4,055,680	–	–
Short-Term Investments:
Time Deposit	1,048,713	–	1,048,713	–
Total Investments, at value	$116,797,148	$115,748,435	$1,048,713	$–

Other Financial Instruments - Liabilites
Options Contracts Written	$(1,195,758)	$(1,195,758)	$–	$–
Total Other Financial Instruments - Liabilities	$(1,195,758)	$(1,195,758)	$–	$–

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2022 through May 31, 2022:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Trade Claim		Rights
Destinations Large Cap Equity Fund
Balance as of February 28, 2022	$21,549,844	$8,121,984	$-	$13,427,860	$-	$-	$-		$-
Purchases	-	-	-	-	-	-	-		-
(Sales/Paydowns)	-	-	-	-	-	-	-		-
Total realized gain (loss)	-	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(1,990,327)	(1,231,671)	-	(758,656)	-	-	-		-
Transfers In	-	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-	-		-
Balance as of May 31, 2022	$19,559,517	$6,890,313	$-	$12,669,204	$-	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$(1,989,918)	$(1,231,671)	$-	$(758,247)	$-	$-	$-		$-

Destinations International Equity Fund
Balance as of February 28, 2022	$7,031,838	$6,972,941	$-	$43,680	$-	$402	$-		$14,815
Purchases	-	-	-	-	-	-	-		-
(Sales/Paydowns)	(1,610,038)	(1,610,038)	-	-	-	-	-		-
Total realized gain (loss)	(8,170,376)	(8,170,376)	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	4,247,477	4,275,531	-	(13,121)	-	(118)	-		(14,815)
Transfers In	-	-	-	-	-	-	-		-
Transfers Out	(796,641)	(796,357)	-	-	-	(284)	-		-
Balance as of May 31, 2022	$702,260	$671,701	$-	$30,559	$-	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$(2,208,102)	$(2,194,863)	$-	$(13,121)	$-	$(118)	$-		$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2022	$48,819,838	$1,506,186	$22,353,932	$-	$15,479,023	$12,397	$9,468,300		$-
Purchases	(10,874,793)	-	-	-	(10,887,668)	12,875	-		-
(Sales/Paydowns)	(4,764,000)	-	-	-	(4,764,000)	-	-		-
Total realized gain (loss)	31,202	-	-	-	31,202	-	-		-
Change in unrealized appreciation (depreciation)	182,855	31,490	(3,363)	-	141,443	13,285	-		-
Transfers In	20,140,276	-	2,048,393	-	18,091,883	-	-		-
Transfers Out	(3,833,120)	(1,339,824)	(2,480,802)	-	-	(12,494)	-		-
Balance as of May 31, 2022	$49,702,258	$197,852	$21,918,160	$-	$18,091,883	$26,063	$9,468,300		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$36,211	$31,490	$(8,564)	$-	$-	$13,285	$-		$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2022	$32,969,834 *	$4,865,798 *	$16,298,830 *	$-	$2,842,106 *	$- *	$8,963,100	*	$-
Purchases	5,174,062	5,174,062	-	-	-	-	-		-
(Sales/Paydowns)	(6,934,522)	(6,934,522)	-	-	-	-	-		-
Total realized gain (loss)	5,758,446	5,745,751	9,539	-	3,156	-	-		-
Change in unrealized appreciation (depreciation)	(628,348)	(628,348)	-	-	-	-	-		-
Transfers In	(12,695)	-	(9,539)	-	(3,156)	-	-		-
Transfers Out	13,199,920	(1,472,698)	-	-	14,672,618	-	-		-
Balance as of May 31, 2022	$49,526,697	$6,750,043	$16,298,830	$-	$17,514,724	$- *	$8,963,100		$-
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2022	$(641,043)	$(628,348)	$(9,539)	$-	$(3,156)	$-	$-		$-

* Includes securities that are fair valued at $0.

3. Investments

At May 31, 2022, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$4,138,202,091	$956,715,675	$(335,626,442)	$621,089,233
Destinations Small-Mid Cap Equity Fund	1,157,492,622	153,049,286	(84,909,551)	68,139,735
Destinations International Equity Fund	2,292,631,950	463,090,502	(252,015,004)	211,075,498
Destinations Equity Income Fund	460,472,231	74,179,477	(14,552,593)	59,626,884
Destinations Core Fixed Income Fund	2,376,370,933	4,841,674	(220,594,562)	(215,752,888)
Destinations Low Duration Fixed Income Fund	607,444,554	5,195,926	(26,358,424)	(21,162,498)
Destinations Global Fixed Income Opportunities Fund	802,757,551	9,070,692	(46,513,463)	(37,442,771)
Destinations Municipal Fixed Income Fund	903,018,762	3,332,273	(29,557,354)	(26,225,081)
Destinations Multi Strategy Alternatives Fund	1,256,280,283	33,985,360	(68,785,868)	(34,800,508)
Destinations Shelter Fund	125,011,264	6,108,038	(15,517,912)	(9,409,874)